UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

TIAA-CREF FUNDS – Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.9%

ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
100,000		iShares Dow Jones US Real Estate Index Fund	$6,030,000

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	6,030,000

DIVERSIFIED REITS - 4.4%
420,000		Vornado Realty Trust	39,135,600

		TOTAL DIVERSIFIED REITS	39,135,600

GOLD - 0.6%
100,000		Newmont Mining Corp	5,397,000

		TOTAL GOLD	5,397,000

HOMEBUILDING - 0.8%
300,000		KB Home	2,934,000
500,000	*	Pulte Homes, Inc	3,830,000

		TOTAL HOMEBUILDING	6,764,000

HOTELS, RESORTS & CRUISE LINES - 1.0%
70,000	*	Hyatt Hotels Corp	2,857,400
600,000	*	Orient-Express Hotels Ltd (Class A)	6,450,000

		TOTAL HOTELS, RESORTS & CRUISE LINES	9,307,400

INDUSTRIAL REITS - 3.5%
567,840		AMB Property Corp	20,351,386
195,000		EastGroup Properties, Inc	8,289,450
150,000	*	First Industrial Realty Trust, Inc	1,717,500

		TOTAL INDUSTRIAL REITS	30,358,336

MORTGAGE REITS - 1.6%
300,000		CreXus Investment Corp	3,333,000
450,000	*	Newcastle Investment Corp	2,601,000
400,000		Starwood Property Trust, Inc	8,204,000

		TOTAL MORTGAGE REITS	14,138,000

OFFICE REITS - 14.3%
190,000		Alexandria Real Estate Equities, Inc	14,709,800
750,000		BioMed Realty Trust, Inc	14,430,000
425,000		Boston Properties, Inc	45,118,000
80,000		Corporate Office Properties Trust	2,488,800
220,000		Digital Realty Trust, Inc	13,591,600
75,000		Kilroy Realty Corp	2,961,750
180,000		Mack-Cali Realty Corp	5,929,200
350,000		Mission West Properties, Inc	3,073,000
245,000		SL Green Realty Corp	20,303,150

		TOTAL OFFICE REITS	122,605,300

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,g,m	People’s Choice Financial Corp	$0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE DEVELOPMENT - 0.4%
220,000	*	Forestar Real Estate Group, Inc	3,614,600

		TOTAL REAL ESTATE DEVELOPMENT	3,614,600

REAL ESTATE OPERATING COMPANIES - 1.5%
3,850,000	*,a	Thomas Properties Group, Inc	12,358,500

		TOTAL REAL ESTATE OPERATING COMPANIES	12,358,500

REAL ESTATE SERVICES - 2.1%
450,000	*	CB Richard Ellis Group, Inc (Class A)	11,299,500
77,000		Jones Lang LaSalle, Inc	7,261,100

		TOTAL REAL ESTATE SERVICES	18,560,600

RESIDENTIAL REITS - 16.6%
400,000		American Campus Communities, Inc	14,208,000
200,000		Associated Estates Realty Corp	3,250,000
240,000		AvalonBay Communities, Inc	30,816,000
70,000		BRE Properties, Inc (Class A)	3,491,600
110,000		Camden Property Trust	6,998,200
900,000		Equity Residential	54,000,000
170,000		Essex Property Trust, Inc	22,999,300
100,000		Post Properties, Inc	4,076,000
150,000		UDR, Inc	3,682,500

		TOTAL RESIDENTIAL REITS	143,521,600

RETAIL REITS - 23.9%
1,350,000		Developers Diversified Realty Corp	19,035,000
130,000		Federal Realty Investment Trust	11,073,400
1,550,000		General Growth Properties, Inc	25,869,500
350,000		Glimcher Realty Trust	3,325,000
600,000		Kimco Realty Corp	11,184,000
400,000		Macerich Co	21,400,000
150,000		Realty Income Corp	5,023,500
250,000		Regency Centers Corp	10,992,500
750,000		Simon Property Group, Inc	87,172,500
350,000		Tanger Factory Outlet Centers, Inc	9,369,500
35,000		Taubman Centers, Inc	2,072,000

		TOTAL RETAIL REITS	206,516,900

SECURITY & ALARM SERVICES - 0.7%
150,000	*	Corrections Corp of America	3,247,500
130,000	*	Geo Group, Inc	2,993,900

		TOTAL SECURITY & ALARM SERVICES	6,241,400

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

SPECIALIZED REITS - 25.8%

270,000		Entertainment Properties Trust	$12,609,000
189,727		Extra Space Storage, Inc	4,046,877
1,000,000	*	FelCor Lodging Trust, Inc	5,330,000
780,000		HCP, Inc	28,618,200
456,405		Health Care REIT, Inc	23,929,314
1,100,000		Hersha Hospitality Trust	6,127,000
1,850,000		Host Marriott Corp	31,357,500
60,000		LaSalle Hotel Properties	1,580,400
230,000		Nationwide Health Properties, Inc	9,524,300
300,000		Plum Creek Timber Co, Inc	12,162,000
290,000		Public Storage, Inc	33,062,900
37,500		Rayonier, Inc	2,450,625
80,000		Sovran Self Storage, Inc	3,280,000
250,000	*	Sunstone Hotel Investors, Inc	2,317,500
600,000		U-Store-It Trust	6,312,000
420,000		Ventas, Inc	22,138,200
850,000		Weyerhaeuser Co	18,581,000

		TOTAL SPECIALIZED REITS	223,426,816

		TOTAL COMMON STOCKS	847,976,052
		(Cost $772,634,819)

		TOTAL INVESTMENTS - 97.9%	847,976,052
		(Cost $772,634,819)
		OTHER ASSETS & LIABILITIES, NET - 2.1%	18,283,522

		NET ASSETS - 100.0%	$866,259,574

Abbreviation(s):
	REIT	Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011 the value of these securities amounted to $0 or 0% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 98.5%

CORPORATE BONDS - 31.3%

AUTOMOBILES & COMPONENTS - 0.1%
$468,000	g	Delphi Corp	5.880%	05/15/19	$458,640
468,000		Ford Motor Co	7.450	07/16/31	530,542
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	777,342
885,000	g	Kia Motors Corp	3.630	06/14/16	875,438

		TOTAL AUTOMOBILES & COMPONENTS			2,641,962

BANKS - 4.0%
1,100,000	g	Banco Bradesco S.A.	4.130	05/16/16	1,106,930
2,850,000	g	Banco de Credito del Peru	4.750	03/16/16	2,821,500
1,055,000	g	Banco do Brasil S.A.	4.500	01/22/15	1,099,838
1,500,000	g	Banco do Brasil S.A.	5.880	01/26/22	1,483,500
990,000	g,i	Banco Santander Chile	1.520	04/20/12	990,819
925,000	g	Banco Santander Chile	3.750	09/22/15	931,938
1,100,000	g	BanColombia S.A.	4.250	01/12/16	1,105,500
1,635,000	g	BanColombia S.A.	5.950	06/03/21	1,659,525
3,440,000		Bank of America	4.880	09/15/12	3,585,099
1,125,000		Bank of America Corp	6.000	09/01/17	1,210,548
9,780,000	g	Bank of Nova Scotia	1.650	10/29/15	9,612,409
123,357		Bank One Corp	5.900	11/15/11	125,712
235,000	i	BB&T Capital Trust IV	6.820	06/12/57	237,938
845,000		BB&T Corp	3.850	07/27/27	872,791
1,950,000	g	BBVA Bancomer S.A.	4.500	03/10/16	1,984,125
123,357		Citigroup, Inc	6.000	02/21/12	127,420
10,335,000	g	Depfa ACS Bank	5.130	03/16/37	7,182,783
600,000		Deutsche Bank AG	3.880	08/18/14	630,658
935,000		Discover Bank	7.000	04/15/20	1,038,496
800,000		First Horizon National Corp	5.380	12/15/15	851,133
185,000		Golden West Financial Corp	4.750	10/01/12	193,675
2,835,000	g	HSBC Bank plc	3.500	06/28/15	2,909,087
1,320,000	g	HSBC Bank plc	4.130	08/12/20	1,277,764
225,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	217,463
675,000		HSBC Holdings plc	6.500	09/15/37	696,622
1,335,000	g	ICICI Bank Ltd	5.500	03/25/15	1,401,929
1,500,000	g	ICICI Bank Ltd	4.750	11/25/16	1,496,615
660,000		JP Morgan Chase Capital XXV	6.800	10/01/37	652,821
525,000		JPMorgan Chase & Co	4.650	06/01/14	564,036
895,000		JPMorgan Chase & Co	5.130	09/15/14	967,180
1,050,000		JPMorgan Chase & Co	3.400	06/24/15	1,077,984
1,975,000		JPMorgan Chase & Co	3.450	03/01/16	2,011,804
2,575,000		JPMorgan Chase & Co	3.150	07/05/16	2,590,754
2,255,000		JPMorgan Chase & Co	4.250	10/15/20	2,206,145
925,000		JPMorgan Chase & Co	5.500	10/15/40	919,716

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$470,000	i	Manufacturers & Traders Trust Co	5.630%	12/01/21	$465,068
1,850,000		Northern Trust Corp	4.630	05/01/14	2,020,309
1,255,000		PNC Funding Corp	5.130	02/08/20	1,343,727
1,300,000	g	Shinhan Bank	4.130	10/04/16	1,323,810
1,000,000	g,i	Standard Chartered plc	6.410	12/30/49	952,454
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	572,895
945,000		Union Bank of California NA	5.950	05/11/16	1,033,376
285,000		USB Capital XIII Trust	6.630	12/15/39	292,957
135,000		Wachovia Bank NA	5.300	10/15/11	136,791
971,000		Wachovia Bank NA	4.800	11/01/14	1,037,844
1,490,000		Wachovia Bank NA	5.850	02/01/37	1,499,990
3,230,000		Wells Fargo & Co	4.750	02/09/15	3,454,760
2,000,000		Wells Fargo & Co	3.680	06/15/16	2,054,678
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,168,254
375,000		Zions Bancorporation	7.750	09/23/14	411,171

		TOTAL BANKS			76,610,341

CAPITAL GOODS - 1.1%
220,000		Black & Decker Corp	8.950	04/15/14	260,326
2,400,000		Caterpillar, Inc	1.380	05/27/14	2,409,718
1,560,000		Caterpillar, Inc	5.200	05/27/41	1,560,147
750,000		CRH America, Inc	4.130	01/15/16	767,336
3,000,000		Danaher Corp	1.300	06/23/14	2,998,257
3,000,000		Danaher Corp	2.300	06/23/16	2,997,609
415,000		General Electric Co	5.250	12/06/17	459,747
525,000		Goodrich Corp	6.130	03/01/19	600,721
375,000		Harsco Corp	5.130	09/15/13	404,857
468,000	g	Huntington Ingalls	6.880	03/15/18	479,700
2,025,000		ITT Corp	4.900	05/01/14	2,209,046
1,291,000	g	Myriad International Holding BV	6.380	07/28/17	1,394,280
3,000,000		Pentair, Inc	5.000	05/15/21	2,995,608
1,950,000	g	Sigma Alimentos S.A.	5.630	04/14/18	1,989,000
605,000		Tyco International Finance S.A.	6.000	11/15/13	668,805
345,000		Tyco International Finance S.A.	4.130	10/15/14	366,990
350,000		United Technologies Corp	5.400	05/01/35	366,388
155,000		United Technologies Corp	6.050	06/01/36	174,231
355,000		United Technologies Corp	5.700	04/15/40	380,256

		TOTAL CAPITAL GOODS			23,483,022

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
745,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	763,075
845,000		Republic Services, Inc	6.200	03/01/40	887,122
525,000		Republic Services, Inc	5.700	05/15/41	512,516
1,585,000		Waste Management, Inc	6.130	11/30/39	1,658,694

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,821,407

CONSUMER DURABLES & APPAREL - 0.1%
1,500,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	1,525,569
810,000		Whirlpool Corp	8.000	05/01/12	855,829
300,000		Xerox Corp	4.500	05/15/21	296,740

		TOTAL CONSUMER DURABLES & APPAREL			2,678,138

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CONSUMER SERVICES - 0.2%
$1,580,000		McDonald’s Corp	3.500%	07/15/20	$1,578,891
1,900,000	g	Transnet Ltd	4.500	02/10/16	1,960,967
123,357		Walt Disney Co	6.380	03/01/12	128,216
990,000		Walt Disney Co	4.500	12/15/13	1,074,496

		TOTAL CONSUMER SERVICES			4,742,570

DIVERSIFIED FINANCIALS - 5.9%
1,495,000		Abbey National Treasury Services plc	4.000	04/27/16	1,483,506
385,000		American Express Co	7.000	03/19/18	453,082
1,370,000		American Express Co	8.130	05/20/19	1,736,868
530,000		Ameriprise Financial, Inc	5.300	03/15/20	568,144
1,500,000		AXIATA SPV1 LABUAN Ltd	5.380	04/28/20	1,544,573
1,425,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	1,448,156
1,490,000	g	Bangkok Bank PCL	4.800	10/18/20	1,410,899
4,250,000		Bank of America Corp	3.630	03/17/16	4,262,239
1,690,000		Bank of America Corp	5.300	03/15/17	1,741,961
1,160,000		Bank of America Corp	5.750	12/01/17	1,233,401
845,000		Bank of New York Mellon Corp	4.300	05/15/14	913,413
580,000		Bank of New York Mellon Corp	5.450	05/15/19	643,297
1,333,000	g	Banque PSA Finance	3.380	04/04/14	1,360,513
615,000		Barclays Bank plc	5.200	07/10/14	665,292
1,125,000		BlackRock, Inc	3.500	12/10/14	1,185,599
1,400,000		BlackRock, Inc	4.250	05/24/21	1,376,868
1,490,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	1,542,895
890,000		Capital One Bank USA NA	8.800	07/15/19	1,092,244
730,000		Capital One Capital V	8.880	05/15/40	752,928
975,000		Capital One Financial Corp	5.700	09/15/11	984,789
1,000,000		Citigroup, Inc	6.000	12/13/13	1,087,279
1,615,000		Citigroup, Inc	5.000	09/15/14	1,692,452
800,000		Citigroup, Inc	3.950	06/15/16	818,966
730,000		Citigroup, Inc	6.130	05/15/18	803,898
4,265,000		Citigroup, Inc	5.380	08/09/20	4,450,795
1,125,000		Citigroup, Inc	6.880	03/05/38	1,251,953
565,000		Citigroup, Inc	8.130	07/15/39	707,023
1,500,000		Credit Suisse	5.000	05/15/13	1,601,121
1,420,000		Credit Suisse	5.500	05/01/14	1,559,650
1,125,000		Credit Suisse	4.380	08/05/20	1,099,977
123,357		Credit Suisse USA, Inc	6.500	01/15/12	127,224
890,000		Daimler Finance North America LLC	5.750	09/08/11	898,083
123,357		Daimler Finance North America LLC	7.300	01/15/12	127,651
660,000		Eaton Vance Corp	6.500	10/02/17	762,109
925,000		Franklin Resources, Inc	3.130	05/20/15	963,225
123,357		General Electric Capital Corp	6.000	06/15/12	129,703
465,000		General Electric Capital Corp	2.800	01/08/13	476,806
3,865,000		General Electric Capital Corp	1.880	09/16/13	3,909,119
4,015,000		General Electric Capital Corp	5.500	06/04/14	4,414,797
3,940,000		General Electric Capital Corp	4.380	09/16/20	3,894,844
4,000,000		General Electric Capital Corp	5.300	02/11/21	4,162,168
810,000		General Electric Capital Corp	6.880	01/10/39	916,934
660,000	i	Goldman Sachs Capital II	5.790	12/30/49	528,000
123,357		Goldman Sachs Group, Inc	6.600	01/15/12	127,167

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$990,000		Goldman Sachs Group, Inc	5.700%	09/01/12	$1,041,010
50,000		Goldman Sachs Group, Inc	4.750	07/15/13	52,782
250,000		Goldman Sachs Group, Inc	3.700	08/01/15	254,567
3,715,000		Goldman Sachs Group, Inc	3.630	02/07/16	3,755,336
1,025,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,192,632
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	130,311
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	334,994
1,500,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,512,257
1,330,000	g	Gruposura Finance	5.700	05/18/21	1,326,675
123,357		HSBC Finance Corp	7.000	05/15/12	129,923
3,875,000		HSBC Finance Corp	4.750	07/15/13	4,103,288
448,000	g	Hyundai Capital America	3.750	04/06/16	449,590
600,000	g	Hyundai Capital Services, Inc	4.380	07/27/16	615,254
575,000	g	International Lease Finance Corp	6.500	09/01/14	609,500
1,400,000	g	Inversiones CMPC S.A.	4.750	01/19/18	1,398,650
4,000,000		Jefferies Group, Inc	5.130	04/13/18	4,008,067
400,000		Jefferies Group, Inc	6.250	01/15/36	373,058
3,400,000		John Deere Capital Corp	2.250	06/07/16	3,397,294
665,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	67
615,000		Lloyds TSB Bank plc	6.380	01/21/21	640,249
802,000		MBNA Corp	6.130	03/01/13	858,802
1,235,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,310,078
715,000		Merrill Lynch & Co, Inc	6.400	08/28/17	780,480
2,025,000		Merrill Lynch & Co, Inc	6.880	04/25/18	2,240,496
2,125,000		Morgan Stanley	6.000	05/13/14	2,314,380
655,000		Morgan Stanley	6.000	04/28/15	710,064
2,350,000		Morgan Stanley	3.800	04/29/16	2,322,712
1,695,000		Morgan Stanley	5.450	01/09/17	1,792,505
720,000		Morgan Stanley	5.950	12/28/17	774,034
1,090,000		Morgan Stanley	7.300	05/13/19	1,236,088
555,000		Morgan Stanley	5.630	09/23/19	569,513
4,750,000		Morgan Stanley	5.750	01/25/21	4,806,187
630,000		NASDAQ OMX Group, Inc	4.000	01/15/15	637,290
445,000		NASDAQ OMX Group, Inc	5.550	01/15/20	443,560
123,357		National Rural Utilities Cooperative Finance Corp	7.250	03/01/12	128,779
880,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	900,163
1,065,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	1,160,223
565,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	782,482
550,000		Nomura Holdings, Inc	4.130	01/19/16	556,988
1,500,000	g	Odebrecht Finance Ltd	6.000	04/05/23	1,490,625
925,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	950,785
1,410,000		Rabobank Nederland NV	2.130	10/13/15	1,396,766
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,065,460
935,000	g	RCI Banque S.A.	3.400	04/11/14	952,294
925,000		State Street Corp	4.300	05/30/14	1,000,335
1,975,000		UBS AG.	4.880	08/04/20	1,997,608
878,750	g	Waha Aerospace BV	3.930	07/28/20	889,734
475,000		Waha Aerospace BV	3.930	07/28/20	480,938
320,000	g	WT Finance Aust Pty Ltd	5.130	11/15/14	348,614

		TOTAL DIVERSIFIED FINANCIALS			123,135,098

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

ENERGY - 3.7%
$1,275,000		Anadarko Petroleum Corp	5.950%	09/15/16	$1,435,123
345,000		Anadarko Petroleum Corp	8.700	03/15/19	439,637
625,000		Anadarko Petroleum Corp	6.450	09/15/36	652,154
1,320,000		Apache Corp	5.100	09/01/40	1,267,884
779,000	g	Arch Coal, Inc	7.000	06/15/19	777,053
875,000		Baker Hughes, Inc	6.500	11/15/13	983,849
335,000		Baker Hughes, Inc	5.130	09/15/40	324,430
1,090,000		BP Capital Markets plc	3.130	03/10/12	1,108,904
5,400,000		BP Capital Markets plc	3.200	03/11/16	5,492,339
735,000		Burlington Resources Finance Co	7.200	08/15/31	893,048
468,000		Chesapeake Energy Corp	6.630	08/15/20	492,570
1,075,000		Chevron Corp	3.450	03/03/12	1,097,518
1,400,000		ConocoPhillips	4.600	01/15/15	1,546,365
1,140,000		ConocoPhillips	6.500	02/01/39	1,331,682
123,357		Devon Financing Corp ULC	6.880	09/30/11	125,211
1,329,818		Dolphin Energy Ltd	5.890	06/15/19	1,432,879
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,071,633
910,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	922,565
480,000		Enbridge Energy Partners LP	5.200	03/15/20	508,951
235,000		EnCana Corp	6.630	08/15/37	252,636
875,000		Enterprise Products Operating LLC	4.600	08/01/12	908,754
335,000		Enterprise Products Operating LLC	5.600	10/15/14	372,165
170,000		Enterprise Products Operating LLC	5.000	03/01/15	185,076
710,000		Enterprise Products Operating LLC	6.500	01/31/19	813,297
615,000		Enterprise Products Operating LLC	6.130	10/15/39	625,420
705,000		Enterprise Products Operating LLC	5.950	02/01/41	700,199
810,000		EOG Resources, Inc	4.100	02/01/21	800,007
1,450,000	g	Gaz Capital S.A.	5.090	11/29/15	1,512,060
1,000,000	g	Gaz Capital S.A.	6.510	03/07/22	1,060,000
465,000		Hess Corp	8.130	02/15/19	588,363
1,295,000		Hess Corp	5.600	02/15/41	1,265,816
2,145,000	g	Lukoil International Finance BV	6.130	11/09/20	2,212,030
1,200,000	g	Marathon Petroleum Corp	3.500	03/01/16	1,230,128
1,000,000	g	Marathon Petroleum Corp	5.130	03/01/21	1,028,048
500,000		Noble Holding International Ltd	3.450	08/01/15	517,539
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,372,083
1,580,000	g	Novatek Finance Ltd	6.600	02/03/21	1,651,099
1,450,000		Occidental Petroleum Corp	4.100	02/01/21	1,476,941
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	400,225
400,000		Pemex Project Funding Master Trust	6.630	06/15/35	421,610
250,000		Pemex Project Funding Master Trust	6.630	06/15/38	262,163
1,640,000		Petrobras International Finance Co	3.880	01/27/16	1,670,041
1,210,000		Petrobras International Finance Co	7.880	03/15/19	1,465,206
1,048,000		Petrobras International Finance Co	6.880	01/20/40	1,115,870
925,000		Petroleos Mexicanos	4.880	03/15/15	1,001,313
170,000		Petroleos Mexicanos	8.000	05/03/19	209,610
925,000		Petroleos Mexicanos	6.000	03/05/20	1,015,188
735,000		Petroleos Mexicanos	5.500	01/21/21	770,648
580,000	g	Petroleos Mexicanos	6.500	06/02/41	588,495
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,587,863
1,425,000	g	Petronas Capital Ltd	5.250	08/12/19	1,527,988
1,125,000		Plains All American Pipeline LP	5.000	02/01/21	1,143,955
1,500,000	g	PTTEP Canada International Finance Ltd	5.690	04/05/21	1,495,050

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,106,040		Ras Laffan Liquefied Natural Gas Co Ltd	5.300%	09/30/20	$1,177,933
1,430,000	g	Reliance Holdings USA	4.500	10/19/20	1,336,078
600,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	643,859
1,250,000	g	Schlumberger Norge AS.	4.200	01/15/21	1,263,894
1,250,000	g	Schlumberger Oilfield UK plc	4.200	01/15/21	1,263,894
630,000		SEACOR Holdings, Inc	7.380	10/01/19	691,619
660,000		Shell International Finance BV	3.100	06/28/15	689,764
1,175,000		Shell International Finance BV	4.300	09/22/19	1,233,991
285,000		Shell International Finance BV	6.380	12/15/38	330,455
415,000		Statoil ASA	2.900	10/15/14	435,399
150,000		TransCanada Pipelines Ltd	4.000	06/15/13	158,408
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,326,150
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	689,201
1,000,000	g	TransCapitalInvest Ltd	5.670	03/05/14	1,065,000
235,000		Vale Overseas Ltd	6.250	01/23/17	265,843
480,000		Vale Overseas Ltd	6.880	11/21/36	521,177
970,000		Vale Overseas Ltd	6.880	11/10/39	1,054,177
515,000		Valero Energy Corp	4.500	02/01/15	549,766
710,000		Valero Energy Corp	6.130	02/01/20	780,245
900,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	918,919
1,470,000		XTO Energy, Inc	6.250	04/15/13	1,609,339
660,000		XTO Energy, Inc	4.630	06/15/13	708,525

		TOTAL ENERGY			74,864,317

FOOD & STAPLES RETAILING - 0.3%
500,000		CVS Caremark Corp	3.250	05/18/15	518,924
1,750,000		CVS Caremark Corp	5.750	06/01/17	1,965,559
120,000		CVS Caremark Corp	6.600	03/15/19	139,284
580,000		Delhaize Group S.A.	5.880	02/01/14	636,252
565,000		Delhaize Group S.A.	6.500	06/15/17	651,375
335,000		Kroger Co	6.200	06/15/12	351,892
190,000		Kroger Co	5.000	04/15/13	202,511
600,000		Kroger Co	6.400	08/15/17	702,866
120,000		Kroger Co	6.800	12/15/18	142,645

		TOTAL FOOD & STAPLES RETAILING			5,311,308

FOOD, BEVERAGE & TOBACCO - 1.1%
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	2,547,298
1,160,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,246,044
365,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	415,374
1,005,000		Bottling Group LLC	6.950	03/15/14	1,152,096
2,015,000		Coca-Cola Co	3.150	11/15/20	1,934,438
465,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	506,185
1,160,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,182,884
385,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	418,283
650,000		General Mills, Inc	5.200	03/17/15	723,873
290,000		General Mills, Inc	5.650	02/15/19	327,436
1,925,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	1,931,514

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$45,357		Kraft Foods, Inc	6.250%	06/01/12	$47,620
505,000		Kraft Foods, Inc	6.130	02/01/18	580,970
1,450,000		Kraft Foods, Inc	5.380	02/10/20	1,585,137
1,060,000		Kraft Foods, Inc	6.500	02/09/40	1,177,420
190,000		PepsiAmericas, Inc	5.750	07/31/12	200,550
105,000		PepsiAmericas, Inc	4.380	02/15/14	113,573
1,055,000		PepsiCo, Inc	0.880	10/25/13	1,054,411
3,500,000		PepsiCo, Inc	2.500	05/10/16	3,537,006
78,000		PepsiCo, Inc	7.900	11/01/18	100,523
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	488,619
565,000		Philip Morris International, Inc	4.880	05/16/13	606,092
1,110,000		Philip Morris International, Inc	6.880	03/17/14	1,274,504
200,000		Philip Morris International, Inc	6.380	05/16/38	226,566
123,357		Tyson Foods, Inc	8.250	10/01/11	123,820

		TOTAL FOOD, BEVERAGE & TOBACCO			23,502,236

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
630,000		Boston Scientific Corp	4.500	01/15/15	664,255
468,000		HCA, Inc	7.880	02/15/20	507,780
572,000		McKesson Corp	3.250	03/01/16	589,751
395,000		Medtronic, Inc	4.750	09/15/15	438,657
695,000		Medtronic, Inc	4.450	03/15/20	726,621
765,000		Quest Diagnostics, Inc	6.400	07/01/17	882,636
960,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	977,645
325,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	337,841
335,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	369,930
1,875,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	1,930,855
310,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	326,496

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			7,752,467

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
120,000		Colgate-Palmolive Co	6.450	06/16/28	137,989
635,000		Procter & Gamble Co	5.550	03/05/37	678,818
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,081,866

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,898,673

INSURANCE - 1.6%
565,000		ACE INA Holdings, Inc	5.880	06/15/14	631,706
310,000		Aetna, Inc	6.500	09/15/18	361,835
285,000		Aetna, Inc	6.630	06/15/36	317,443
650,000		Aflac, Inc	6.900	12/17/39	680,097
775,000		Allstate Corp	7.450	05/16/19	922,195
875,000		American Financial Group, Inc	9.880	06/15/19	1,088,112
2,850,000		American International Group, Inc	3.650	01/15/14	2,904,407
500,000		Chubb Corp	6.000	05/11/37	524,361
235,000		CIGNA Corp	5.130	06/15/20	248,224
2,000,000		CIGNA Corp	4.500	03/15/21	1,997,064
890,000		Genworth Financial, Inc	7.200	02/15/21	890,635
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,159,712
1,125,000		Hartford Financial Services Group, Inc	5.500	03/30/20	1,159,660
565,000		Hartford Financial Services Group, Inc	6.630	03/30/40	576,364
1,275,000		Lincoln National Corp	7.000	06/15/40	1,437,755

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000		Markel Corp	5.350%	06/01/21	$2,941,623
170,000		Metlife, Inc	5.000	06/15/15	185,476
1,125,000		Metlife, Inc	6.750	06/01/16	1,309,449
335,000		Metlife, Inc	5.700	06/15/35	335,901
1,320,000		Metlife, Inc	5.880	02/06/41	1,326,578
1,125,000	g	Principal Life Global Funding I	5.130	10/15/13	1,202,634
705,000		Prudential Financial, Inc	5.100	09/20/14	766,461
630,000		Prudential Financial, Inc	7.380	06/15/19	747,120
950,000		Prudential Financial, Inc	6.200	11/15/40	970,823
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,341,712
615,000		Travelers Cos, Inc	5.800	05/15/18	689,147
170,000		Travelers Cos, Inc	5.900	06/02/19	188,804
270,000		Unum Group	5.630	09/15/20	282,738
500,000		WellPoint, Inc	5.880	06/15/17	571,659
435,000		WellPoint, Inc	5.850	01/15/36	443,612
3,350,000		Willis Group Holdings plc	4.130	03/15/16	3,415,440
410,000		WR Berkley Corp	5.380	09/15/20	414,918

		TOTAL INSURANCE			32,033,665

MATERIALS - 1.9%
205,000		3M Co	4.380	08/15/13	221,378
860,000		3M Co	5.700	03/15/37	943,963
660,000		Air Products & Chemicals, Inc	4.150	02/01/13	693,064
170,000		Airgas, Inc	4.500	09/15/14	182,026
2,500,000		Alcoa, Inc	5.400	04/15/21	2,507,719
1,410,000	g	Anglo American Capital plc	2.150	09/27/13	1,428,573
1,505,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	1,481,841
310,000		ArcelorMittal	3.750	08/05/15	316,981
1,500,000		ArcelorMittal	3.750	02/01/16	1,516,763
275,000		ArcelorMittal	9.850	06/01/19	348,626
1,030,000		ArcelorMittal	7.000	10/15/39	1,041,427
1,500,000		ArcelorMittal	6.750	03/01/41	1,486,737
468,000		Ball Corp	6.750	09/15/20	496,665
3,250,000	g	Barrick North America Finance LLC	4.400	05/30/21	3,234,926
1,647,000	g	Braskem Finance Ltd	5.750	04/15/21	1,657,376
1,500,000		Cliffs Natural Resources, Inc	6.250	10/01/40	1,480,190
660,000		Clorox Co	3.550	11/01/15	687,695
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	1,401,358
468,000	g	Crown Americas LLC	6.250	02/01/21	472,680
1,572,000		Dow Chemical Co	8.550	05/15/19	2,027,006
335,000		Eastman Chemical Co	5.500	11/15/19	359,116
735,000		EI Du Pont de Nemours & Co	4.130	03/06/13	774,553
660,000		EI Du Pont de Nemours & Co	3.250	01/15/15	691,586
1,580,000		EI Du Pont de Nemours & Co	4.630	01/15/20	1,669,668
1,155,000	g	Hyundai Steel Co	4.630	04/21/16	1,186,237
357		International Paper Co	6.750	09/01/11	360
530,000		International Paper Co	7.300	11/15/39	576,584
1,352,000		Lafarge S.A.	6.150	07/15/11	1,353,826
500,000		Martin Marietta Materials, Inc	6.600	04/15/18	555,554
467,000	g	Polymer Group, Inc	7.750	02/01/19	468,168
1,410,000	g	POSCO	4.250	10/28/20	1,328,140
1,975,000	g	POSCO	5.250	04/14/21	1,995,908
795,000		Praxair, Inc	5.250	11/15/14	893,005

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,700,000		Rio Tinto Finance USA Ltd	3.500%	11/02/20	$1,626,912
1,780,000	g	Sinochem Corp	6.300	11/12/40	1,763,594
1,305,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	1,345,422
275,000		Teck Resources Ltd	6.000	08/15/40	269,823

		TOTAL MATERIALS			40,485,450

MEDIA - 0.9%
705,000		CBS Corp	4.300	02/15/21	688,266
44,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	49,282
785,000		Comcast Corp	5.650	06/15/35	768,936
445,000		Comcast Corp	6.400	03/01/40	476,250
710,000		DIRECTV Holdings LLC	3.500	03/01/16	732,873
1,255,000		DIRECTV Holdings LLC	6.000	08/15/40	1,272,438
936,000		Lamar Media Corp	6.630	08/15/15	946,530
775,000	g	NBC Universal, Inc	5.150	04/30/20	818,324
695,000		News America, Inc	7.250	05/18/18	825,371
110,000		News America, Inc	7.630	11/30/28	130,739
85,000		News America, Inc	6.550	03/15/33	90,846
600,000		News America, Inc	6.200	12/15/34	612,761
730,000		News America, Inc	6.650	11/15/37	782,340
600,000		News America, Inc	6.900	08/15/39	660,731
990,000		Time Warner Cable, Inc	8.750	02/14/19	1,261,468
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	2,587,942
357		Time Warner, Inc	6.880	05/01/12	375
960,000		Time Warner, Inc	3.150	07/15/15	992,806
4,000,000		Time Warner, Inc	4.700	01/15/21	4,052,704
565,000		Time Warner, Inc	6.500	11/15/36	602,357
565,000		Viacom, Inc	4.380	09/15/14	606,821

		TOTAL MEDIA			18,960,160

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
680,000		Abbott Laboratories	5.300	05/27/40	683,071
335,000		Agilent Technologies, Inc	2.500	07/15/13	341,091
870,000		Eli Lilly & Co	3.550	03/06/12	889,019
1,004,000	g	Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,029,100
2,000,000		Gilead Sciences, Inc	4.500	04/01/21	2,003,314
580,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	661,568
600,000		Johnson & Johnson	5.850	07/15/38	661,280
1,320,000		Johnson & Johnson	4.500	09/01/40	1,208,057
480,000		Life Technologies Corp	3.500	01/15/16	490,936
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,503,715
1,800,000		Merck & Co, Inc	3.880	01/15/21	1,786,806
468,000	g	Mylan, Inc	7.880	07/15/20	513,630
600,000		Novartis Capital Corp	4.130	02/10/14	646,613
2,180,000		Novartis Capital Corp	2.900	04/24/15	2,267,909
385,000		Novartis Capital Corp	4.400	04/24/20	406,608
455,000		Pfizer, Inc	5.350	03/15/15	513,002
4,000,000		Sanofi-Aventis S.A.	2.630	03/29/16	4,072,836
465,000		Schering-Plough Corp	6.550	09/15/37	549,051

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			20,227,606

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REAL ESTATE - 0.8%
$220,000		AMB Property LP	7.630%	08/15/14	$250,605
345,000		AMB Property LP	4.500	08/15/17	345,223
220,000		Boston Properties LP	4.130	05/15/21	210,133
235,000		Brandywine Operating Partnership LP	7.500	05/15/15	269,532
2,500,000		Brandywine Operating Partnership LP	4.950	04/15/18	2,534,527
630,000		Camden Property Trust	4.630	06/15/21	620,935
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,971,508
123,357		EOP Operating LP	7.000	07/15/11	123,357
40,000		Federal Realty Investment Trust	5.650	06/01/16	43,791
75,000		Federal Realty Investment Trust	5.900	04/01/20	82,176
435,000		HCP, Inc	3.750	02/01/16	442,362
2,000,000		Health Care REIT, Inc	3.630	03/15/16	2,012,637
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	510,721
2,250,000		Highwoods Properties, Inc	5.850	03/15/17	2,455,215
468,000	g	Host Hotels & Resorts LP	5.880	06/15/19	468,585
290,000		Kilroy Realty Corp	5.000	11/03/15	302,251
105,000		Kimco Realty Corp	5.700	05/01/17	116,381
650,000		National Retail Properties, Inc	5.500	07/15/21	635,952
55,000		Nationwide Health Properties, Inc	6.250	02/01/13	58,508
350,000		Regency Centers LP	5.250	08/01/15	380,534
40,000		Regency Centers LP	5.880	06/15/17	44,338
105,000		Simon Property Group LP	5.250	12/01/16	115,342
470,000		Simon Property Group LP	10.350	04/01/19	650,579
660,000		Simon Property Group LP	4.380	03/01/21	649,606
650,000	g,i	USB Realty Corp	6.090	12/30/49	567,125
705,000		Washington Real Estate Investment Trust	4.950	10/01/20	716,977

		TOTAL REAL ESTATE			16,578,900

RETAILING - 0.3%
1,500,000		Gap, Inc	5.950	04/12/21	1,441,064
615,000		Home Depot, Inc	5.880	12/16/36	629,422
1,500,000		Home Depot, Inc	5.950	04/01/41	1,544,738
468,000		Limited Brands, Inc	6.630	04/01/21	478,530
1,170,000		O’Reilly Automotive, Inc	4.880	01/14/21	1,175,672
468,000	g	QVC Inc	7.380	10/15/20	492,570
600,000		Staples, Inc	9.750	01/15/14	714,295
705,000		Wal-Mart Stores, Inc	5.000	10/25/40	663,779

		TOTAL RETAILING			7,140,070

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
565,000		Analog Devices, Inc	5.000	07/01/14	622,309
445,000	g	Broadcom Corp	1.500	11/01/13	446,037
1,110,000	g	Broadcom Corp	2.380	11/01/15	1,099,031
990,000		National Semiconductor Corp	3.950	04/15/15	1,052,516
4,000,000		Texas Instruments, Inc	2.380	05/16/16	4,001,231

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,221,124

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 0.4%
$1,485,000		International Business Machines Corp	1.000%	08/05/13	$1,489,273
605,000		Microsoft Corp	0.880	09/27/13	606,064
1,935,000		Microsoft Corp	1.630	09/25/15	1,914,512
630,000		Oracle Corp	3.750	07/08/14	675,403
450,000		Oracle Corp	5.750	04/15/18	515,009
660,000	g	Oracle Corp	3.880	07/15/20	655,819

		TOTAL SOFTWARE & SERVICES			5,856,080

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
1,125,000		Amphenol Corp	4.750	11/15/14	1,225,743
1,075,000		Hewlett-Packard Co	4.250	02/24/12	1,100,886
520,000		Hewlett-Packard Co	4.500	03/01/13	550,705
650,000		Hewlett-Packard Co	4.750	06/02/14	709,320
935,000		Hewlett-Packard Co	2.650	06/01/16	938,928
765,000		Hewlett-Packard Co	3.750	12/01/20	743,794
468,000		Jabil Circuit, Inc	5.630	12/15/20	458,640
1,500,000		Juniper Networks, Inc	3.100	03/15/16	1,528,361
345,000		L-3 Communications Corp	5.200	10/15/19	357,214
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,182,423
468,000		Scientific Games Corp	9.250	06/15/19	504,855
450,000		Xerox Corp	8.250	05/15/14	528,014
500,000		Xerox Corp	4.250	02/15/15	532,369

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,361,252

TELECOMMUNICATION SERVICES - 2.5%
1,030,000		America Movil SAB de C.V.	5.000	03/30/20	1,074,495
560,000		America Movil SAB de C.V.	6.130	03/30/40	585,329
2,635,000		AT&T, Inc	2.500	08/15/15	2,669,284
6,000,000		AT&T, Inc	2.950	05/15/16	6,076,703
620,000		AT&T, Inc	6.150	09/15/34	641,859
1,700,000		AT&T, Inc	6.300	01/15/38	1,800,263
1,235,000		BellSouth Corp	5.200	09/15/14	1,360,597
120,000		BellSouth Corp	6.880	10/15/31	134,802
275,000		BellSouth Corp	6.550	06/15/34	295,890
2,260,000		Cellco Partnership	8.500	11/15/18	2,934,751
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	831,469
1,305,000		France Telecom S.A.	2.130	09/16/15	1,302,796
1,975,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	2,068,813
1,270,000	g	Qtel International Finance	4.750	02/16/21	1,238,250
65,000		Sprint Capital Corp	8.380	03/15/12	67,600
660,000		Sprint Capital Corp	8.750	03/15/32	714,450
240,000		Sprint Nextel Corp	6.000	12/01/16	239,700
680,000		Telecom Italia Capital S.A.	6.180	06/18/14	731,734
660,000		Telecom Italia Capital S.A.	7.000	06/04/18	721,829
1,945,000		Telecom Italia Capital S.A.	7.180	06/18/19	2,147,447
2,500,000		Telefonica Emisiones SAU	3.990	02/16/16	2,528,808
2,470,000		Telefonica Emisiones SAU	5.130	04/27/20	2,448,432
1,250,000		Telefonica Emisiones SAU	5.460	02/16/21	1,268,971
1,415,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	1,389,867
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	975,081
2,045,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	2,019,438
760,000		Verizon Communications, Inc	5.250	04/15/13	816,044

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,110,000		Verizon Communications, Inc	5.500%	02/15/18	$1,234,524
425,000		Verizon Communications, Inc	8.750	11/01/18	552,970
430,000		Verizon Communications, Inc	8.950	03/01/39	607,016
1,000,000		Verizon Communications, Inc	6.000	04/01/41	1,044,245
445,000		Verizon New England, Inc	4.750	10/01/13	474,188
740,000		Verizon New Jersey, Inc	5.880	01/17/12	760,342
123,357		Verizon New York, Inc	6.880	04/01/12	128,849
335,000		Verizon Virginia, Inc	4.630	03/15/13	353,312
1,300,000	g,m	Vimpelcom Holdings	6.250	03/01/17	1,283,791
1,500,000	g	Vimpelcom Holdings	7.500	03/01/22	1,501,500
1,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/21	1,064,913

		TOTAL TELECOMMUNICATION SERVICES			48,090,352

TRANSPORTATION - 0.8%
1,635,000	g	Asciano Finance	5.000	04/07/18	1,678,303
445,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	445,740
300,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	325,121
1,275,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	1,313,395
1,900,000		CSX Corp	5.500	04/15/41	1,853,899
4,000,000		Delta Air Lines, Inc	5.300	04/15/19	4,000,000
335,000		Embraer Overseas Ltd	6.380	01/15/20	365,150
1,390,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	1,484,520
415,000		Norfolk Southern Corp	5.750	04/01/18	469,825
838,000		Norfolk Southern Corp	5.590	05/17/25	905,387
1,275,000	g	TAM CAPITAL 3,Inc	8.380	06/03/21	1,290,938
115,000		Union Pacific Corp	6.500	04/15/12	120,030
148,000	g	Union Pacific Corp	4.160	07/15/22	146,509
1,595,000		United Parcel Service, Inc	3.130	01/15/21	1,514,767

		TOTAL TRANSPORTATION			15,913,584

UTILITIES - 3.1%
1,000,000	g	Abu Dhabi National Energy Co	6.250	09/16/19	1,067,500
450,000	g	AES Corp	7.380	07/01/21	456,750
730,000		AGL Capital Corp	5.250	08/15/19	783,113
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,351,838
775,000		Atmos Energy Corp	8.500	03/15/19	988,634
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,691,048
225,000		Carolina Power & Light Co	5.700	04/01/35	234,906
335,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	383,016
159,000	g	CenterPoint Energy Resources Corp	4.500	01/15/21	160,126
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	688,566
1,490,000	g	Colbun S.A.	6.000	01/21/20	1,562,117
1,050,000	g	Comision Federal Electricidad	4.880	05/26/21	1,048,530
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,832,183
395,000		Commonwealth Edison Co	5.900	03/15/36	414,024
415,000		Connecticut Light & Power Co	5.500	02/01/19	466,594
275,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	287,419
640,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	675,783
619,000		Consolidated Natural Gas Co	6.250	11/01/11	630,192
225,000		Consolidated Natural Gas Co	5.000	12/01/14	248,109
2,500,000		Dominion Resources, Inc	4.450	03/15/21	2,547,588
1,160,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,286,795

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$260,000		Duke Energy Carolinas LLC	4.300%	06/15/20	$269,612
2,000,000		Duke Energy Corp	3.950	09/15/14	2,126,978
1,300,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	1,335,368
335,000		Florida Power Corp	6.400	06/15/38	387,049
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,403,537
2,000,000		Great Plains Energy, Inc	4.850	06/01/21	2,006,406
630,000		Indiana Michigan Power Co	7.000	03/15/19	751,361
555,000		Integrys Energy Group, Inc	4.170	11/01/20	540,824
195,000	g	Kansas Gas & Electric	6.700	06/15/19	225,375
4,030,000	g	Kentucky Utilities Co	3.750	11/15/20	3,798,689
125,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	131,714
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,029,566
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	993,833
565,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	586,685
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	1,934,312
1,160,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,220,089
185,000		National Fuel Gas Co	5.250	03/01/13	195,982
630,000		Nevada Power Co	6.500	08/01/18	736,777
320,000		Nevada Power Co	5.380	09/15/40	315,611
2,000,000		Nevada Power Co	5.450	05/15/41	1,988,454
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,467,536
1,975,000		Northern States Power Co	5.350	11/01/39	2,036,665
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	179,904
445,000		ONEOK Partners LP	5.900	04/01/12	461,633
695,000		Pacific Gas & Electric Co	8.250	10/15/18	892,049
500,000		PacifiCorp	6.000	01/15/39	552,007
885,000		Pepco Holdings, Inc	2.700	10/01/15	889,674
1,450,000		PG&E Corp	5.750	04/01/14	1,600,559
135,000		Potomac Electric Power Co	7.900	12/15/38	182,550
565,000		Progress Energy, Inc	7.050	03/15/19	677,755
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,891,100
440,000		Public Service Electric & Gas Co	5.300	05/01/18	492,241
1,190,000		Public Service Electric & Gas Co	5.380	11/01/39	1,213,655
468,000		Questar Market Resources, Inc	6.880	03/01/21	493,740
970,000		San Diego Gas & Electric Co	5.350	05/15/40	996,110
630,000		Sempra Energy	6.000	10/15/39	663,738
1,895,000		Southern California Edison Co	3.880	06/01/21	1,891,388
430,000		Veolia Environnement	5.250	06/03/13	461,028
850,000		Virginia Electric and Power Co	4.750	03/01/13	902,906
480,000		Williams Partners LP	3.800	02/15/15	502,798
845,000		Williams Partners LP	5.250	03/15/20	889,619
940,000		Williams Partners LP	6.300	04/15/40	974,495
1,400,000	g	Xinao Gas Holdings Ltd	6.000	05/13/21	1,375,593

		TOTAL UTILITIES			62,471,796

		TOTAL CORPORATE BONDS			636,781,578
		(Cost $617,149,668)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 59.2%

AGENCY SECURITIES - 10.1%
		Federal Farm Credit Bank (FFCB)
$1,655,000		FFCB	1.380%	06/25/13	$1,685,291
		Federal Home Loan Bank (FHLB)
6,880,000		FHLB	1.880	06/21/13	7,064,749
1,655,000		FHLB	5.000	11/17/17	1,901,113
		Federal Home Loan Mortgage Corp (FHLMC)
1,320,000		FHLMC	3.500	05/29/13	1,395,975
1,860,000		FHLMC	2.500	04/23/14	1,942,422
5,050,000		FHLMC	5.130	10/18/16	5,783,199
4,072,051		FHLMC	4.000	06/15/34	522,462
		Federal National Mortgage Association (FNMA)
660,000		FNMA	1.130	07/30/12	665,570
4,215,000		FNMA	1.250	08/20/13	4,272,619
6,585,000		FNMA	2.750	03/13/14	6,927,058
6,585,000		FNMA	2.500	05/15/14	6,873,989
6,585,000		FNMA	3.000	09/16/14	6,990,853
5,976,119		AMAL Ltd	3.470	08/21/21	6,056,916
3,295,000		Bank of America Corp	2.380	06/22/12	3,362,403
1,004,858		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,064,356
7,245,000		Citigroup Funding, Inc	2.000	03/30/12	7,347,031
7,245,000		Citigroup Funding, Inc	1.880	10/22/12	7,385,901
6,585,000		Citigroup Funding, Inc	2.250	12/10/12	6,751,113
6,590,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	6,491,216
3,295,000		General Electric Capital Corp	2.250	03/12/12	3,342,359
1,580,000		General Electric Capital Corp	2.200	06/08/12	1,609,293
1,975,000		General Electric Capital Corp	2.130	12/21/12	2,022,074
2,635,000		General Electric Capital Corp	2.630	12/28/12	2,714,656
31,064,000		GMAC, Inc	2.200	12/19/12	31,852,561
2,635,000		KeyBank NA	3.200	06/15/12	2,709,009
1,975,000		New York Community Bank	3.000	12/16/11	2,000,975
880,622		Overseas Private Investment Corp	3.420	01/15/15	917,203
6,123,611		Premier Aircraft Leasing	3.580	02/06/22	6,245,103
3,295,000		Private Export Funding Corp	4.900	12/15/11	3,366,455
4,940,000		Private Export Funding Corp	3.550	04/15/13	5,202,482
3,125,000		Private Export Funding Corp	3.050	10/15/14	3,313,516
5,000,000		Private Export Funding Corp	2.130	07/15/16	4,995,375
8,560,000		Private Export Funding Corp	5.450	09/15/17	9,960,544
1,410,000		Private Export Funding Corp	2.250	12/15/17	1,383,825
3,295,000		Private Export Funding Corp	4.380	03/15/19	3,568,785
9,940,000		Private Export Funding Corp	4.300	12/15/21	10,417,916
1,415,397		Rowan Cos, Inc	3.530	05/01/20	1,466,833
2,992,455		Rowan Cos, Inc	3.160	07/15/21	3,052,668
2,986,736		San Clemente Leasing LLC	3.590	08/27/21	3,045,605
1,320,000		Sovereign Bancorp, Inc	2.750	01/17/12	1,337,404
1,975,000		Sovereign Bancorp, Inc	2.500	06/15/12	2,014,834
568,438		Totem Ocean Trailer Express, Inc	4.510	12/18/19	607,722
7,602,000		US Central Federal Credit Union	1.900	10/19/12	7,737,019
2,635,000		Wells Fargo & Co	2.130	06/15/12	2,679,613
3,295,000		Western Corporate Federal Credit Union	1.750	11/02/12	3,346,857

		TOTAL AGENCY SECURITIES			205,394,922

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOREIGN GOVERNMENT BONDS - 7.8%
$3,955,000	g	Bank of Montreal	2.850%	06/09/15	$4,097,712
4,500,000	g	Bank of Montreal	2.630	01/25/16	4,579,218
750,000	g	Barbados Government International Bond	7.000	08/04/22	774,375
1,000,000		Brazilian Government International Bond	12.500	01/05/16	754,493
475,000		Brazilian Government International Bond	5.880	01/15/19	549,813
530,000		Brazilian Government International Bond	4.880	01/22/21	566,835
170,000		Brazilian Government International Bond	7.130	01/20/37	209,950
1,970,000		Brazilian Government International Bond	5.630	01/07/41	2,024,175
1,320,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	1,329,076
1,815,000		Canada Government International Bond	2.380	09/10/14	1,888,636
745,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	758,985
1,975,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	2,023,729
3,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	3,069,450
805,000		Chile Government International Bond	3.880	08/05/20	809,830
361,000,000		Chile Government International Bond	5.500	08/05/20	779,122
810,000	g	Croatia Government International Bond	6.630	07/14/20	857,588
1,000,000	g	Croatia Government International Bond	6.380	03/24/21	1,040,000
1,500,000	g	Dominican Republic International Bond	7.500	05/06/21	1,560,000
555,000		Eksportfinans ASA	5.000	02/14/12	570,572
2,250,000		Eksportfinans ASA	2.000	09/15/15	2,243,950
2,164,000	g	Eskom Holdings Ltd	5.750	01/26/21	2,239,740
395,000		European Investment Bank	4.880	02/15/36	407,153
3,625,000		Export Development Canada	2.250	05/28/15	3,735,809
744,000		Export-Import Bank of Korea	5.880	01/14/15	815,847
735,000		Export-Import Bank of Korea	4.130	09/09/15	765,231
2,000,000		Export-Import Bank of Korea	3.750	10/20/16	2,017,418
1,425,000		Export-Import Bank of Korea	5.130	06/29/20	1,442,063
300,000		Federative Republic of Brazil	6.000	01/17/17	350,550
307,222		Federative Republic of Brazil	8.000	01/15/18	369,435
875,000		Hungary Government International Bond	6.380	03/29/21	923,125
2,022,000		Hungary Government International Bond	7.630	03/29/41	2,181,233
845,000		Italy Government International Bond	5.380	06/12/17	917,224
925,000		Korea Development Bank	4.380	08/10/15	970,900
695,000		Korea Development Bank	3.250	03/09/16	692,978
515,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	539,968
1,975,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	2,256,291
8,200,000		Mexico Government International Bond	8.000	12/19/13	741,432
500,000		Mexico Government International Bond	6.750	09/27/34	581,250
2,982,000		Mexico Government International Bond	6.050	01/11/40	3,172,848
1,500,000	g	National Bank of Canada	1.650	01/30/14	1,521,288
1,500,000		Panama Government International Bond	5.200	01/30/20	1,645,500
100,000		Peruvian Government International Bond	7.130	03/30/19	120,300
450,000		Peruvian Government International Bond	7.350	07/21/25	549,675
1,500,000		Poland Government International Bond	3.880	07/16/15	1,551,000
1,250,000		Poland Government International Bond	6.380	07/15/19	1,428,125
3,333,000		Poland Government International Bond	5.130	04/21/21	3,445,489
436,000	g	Portugal Government International Bond	3.500	03/25/15	334,553
1,945,000		Province of British Columbia Canada	2.850	06/15/15	2,040,021
990,000		Province of Manitoba Canada	5.000	02/15/12	1,017,689
1,320,000		Province of Manitoba Canada	2.130	04/22/13	1,355,515
10,000,000		Province of Manitoba Canada	1.380	04/28/14	10,092,529
4,500,000		Province of New Brunswick Canada	2.750	06/15/18	4,438,535
3,295,000		Province of Nova Scotia Canada	2.380	07/21/15	3,376,693

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,295,000		Province of Ontario Canada	2.630%	01/20/12	$3,335,179
3,955,000		Province of Ontario Canada	4.100	06/16/14	4,283,736
4,015,000		Province of Ontario Canada	2.950	02/05/15	4,210,237
5,730,000		Province of Ontario Canada	2.700	06/16/15	5,945,453
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,077,309
1,975,000		Province of Ontario Canada	4.000	10/07/19	2,052,118
4,120,000		Province of Ontario Canada	4.400	04/14/20	4,369,672
1,715,000		Province of Quebec Canada	5.130	11/14/16	1,955,258
850,000		Province of Quebec Canada	4.630	05/14/18	937,812
3,955,000		Province of Quebec Canada	3.500	07/29/20	3,916,122
620,000		Province of Quebec Canada	7.500	09/15/29	828,910
390,000	g	Qatar Government International Bond	4.000	01/20/15	408,525
990,000		Qatar Government International Bond	5.250	01/20/20	1,055,340
620,000	g	Qatar Government International Bond	6.400	01/20/40	685,100
965,000		Republic of Hungary	6.250	01/29/20	1,019,040
925,000		Republic of Korea	5.750	04/16/14	1,018,373
750,000	g	Republic of Latvia	5.250	06/16/21	740,625
4,000,000	g	Royal Bank of Canada	3.130	04/14/15	4,158,232
750,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	770,625
45,000,000	g	Russian Foreign Bond - Eurobond	7.850	03/10/18	1,689,892
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	827,000
10,150,000		South Africa Government Bond	8.000	12/21/18	1,472,559
240,000		South Africa Government International Bond	6.880	05/27/19	286,200
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,283,688
500,000		South Africa Government International Bond	6.250	03/08/41	536,250
1,220,000		Svensk Exportkredit AB	5.130	03/01/17	1,381,135
2,970,000	g	Toronto-Dominion Bank	2.200	07/29/15	3,009,507
1,500,000	g	Ukraine Government International Bond	6.250	06/17/16	1,498,200
227,000		United Mexican States	5.880	02/17/14	251,630
500,000		United Mexican States	5.950	03/19/19	573,750
1,032,000		United Mexican States	5.130	01/15/20	1,114,560

		TOTAL FOREIGN GOVERNMENT BONDS			159,216,953

MORTGAGE BACKED - 31.8%
		Federal Home Loan Mortgage Corp (FHLMC)
575,319	i	FHLMC	2.510	02/01/36	603,125
200,684	i	FHLMC	4.110	07/01/36	211,403
550,819	i	FHLMC	2.820	09/01/36	576,839
695,758	i	FHLMC	4.610	09/01/36	729,900
479,224	i	FHLMC	5.920	09/01/36	509,234
1,308,861	i	FHLMC	5.000	03/01/37	1,381,256
1,389,420	i	FHLMC	5.930	04/01/37	1,503,743
619,719	i	FHLMC	5.740	05/01/37	668,923
194,282	i	FHLMC	5.580	06/01/37	206,351
798,529	i	FHLMC	5.620	08/01/37	850,628
860,502	i	FHLMC	5.350	09/01/37	915,268
3,467,485		FHLMC	5.500	08/01/39	3,779,139
		Federal Home Loan Mortgage Corp Gold (FGLMC)
17,738		FGLMC	7.500	01/01/16	19,432
2,097		FGLMC	7.500	05/01/16	2,305
2,406		FGLMC	7.500	06/01/16	2,638
823,793		FGLMC	4.500	09/01/18	880,476

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$893,496		FGLMC	4.500%	01/01/19	$954,928
1,294,208		FGLMC	4.500	05/01/19	1,382,854
451,914		FGLMC	4.500	01/01/20	482,867
597,528		FGLMC	5.000	05/01/20	645,942
160,796		FGLMC	4.500	07/01/20	171,768
19,113		FGLMC	7.000	10/01/20	22,147
2,102,226		FGLMC	4.500	06/01/21	2,244,903
3,486,944		FGLMC	4.500	06/01/21	3,723,600
1,623,334		FGLMC	4.000	07/01/24	1,694,701
549,162		FGLMC	4.500	09/01/24	582,486
3,000,000	h	FGLMC	5.000	07/15/26	3,213,750
1,345		FGLMC	6.500	10/01/28	1,524
29,706		FGLMC	6.500	01/01/29	33,664
6,024		FGLMC	6.500	03/01/29	6,827
37,898		FGLMC	6.500	07/01/29	42,947
4,199		FGLMC	8.000	01/01/31	4,990
39,095		FGLMC	6.500	09/01/31	44,304
58,019		FGLMC	8.000	09/01/31	68,987
306,892		FGLMC	7.000	12/01/31	356,016
606,046		FGLMC	6.000	03/01/33	672,561
781,050		FGLMC	4.500	07/01/33	814,908
1,715,393		FGLMC	5.000	09/01/33	1,832,505
658,544		FGLMC	5.500	09/01/33	716,808
666,409		FGLMC	5.500	09/01/33	725,369
497,425		FGLMC	5.500	09/01/33	541,433
846,936		FGLMC	5.500	10/01/33	921,866
2,220,188		FGLMC	5.500	12/01/33	2,416,614
2,711,710		FGLMC	7.000	12/01/33	3,145,768
1,095,059		FGLMC	5.000	01/01/34	1,169,819
1,021,176		FGLMC	5.000	05/01/34	1,090,255
722,374		FGLMC	6.000	09/01/34	798,947
4,443,306		FGLMC	5.000	12/01/34	4,743,879
264,739		FGLMC	5.500	12/01/34	288,051
1,762,623		FGLMC	4.500	04/01/35	1,837,930
1,001,231		FGLMC	6.000	05/01/35	1,106,269
1,061,135		FGLMC	7.000	05/01/35	1,230,989
450,413		FGLMC	6.000	07/01/35	497,313
145,798		FGLMC	5.500	08/01/35	158,530
293,395		FGLMC	5.000	10/01/35	313,013
402,472		FGLMC	5.000	02/01/36	429,383
139,918		FGLMC	6.500	05/01/36	157,926
575,996		FGLMC	6.500	10/01/36	650,129
1,867,646		FGLMC	5.500	04/01/37	2,022,085
1,270,592		FGLMC	6.000	08/01/37	1,403,690
507,393		FGLMC	6.000	09/01/37	560,544
88,034		FGLMC	6.500	11/01/37	99,268
1,624,677		FGLMC	5.000	04/01/38	1,734,327
3,605,580		FGLMC	4.500	05/01/39	3,733,430
620,999		FGLMC	4.000	06/01/39	622,545
1,094,702		FGLMC	5.000	07/01/39	1,164,136
7,000,000	h	FGLMC	5.000	07/15/41	7,426,566
5,095,357		FGLMC	4.500	11/01/40	5,304,693

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,639,642		FGLMC	4.500%	12/01/40	$5,862,528
18,000,000	h	FGLMC	4.500	07/15/41	18,593,442
		Federal National Mortgage Association (FNMA)
10,957		FNMA	5.000	06/01/13	11,540
1,204,468		FNMA	4.440	07/01/13	1,261,132
5,346		FNMA	6.000	09/01/13	5,578
1,206,436		FNMA	4.760	10/01/13	1,242,126
4,476		FNMA	6.500	12/01/13	4,672
936,546		FNMA	4.780	02/01/14	996,319
5,492		FNMA	6.000	06/01/14	5,995
3,538,854		FNMA	4.640	11/01/14	3,796,758
2,033,848		FNMA	4.850	03/01/16	2,109,479
19,799		FNMA	6.500	10/01/16	21,682
122,271		FNMA	6.500	11/01/16	133,899
83,768		FNMA	6.500	04/01/17	91,734
291,184		FNMA	5.000	12/01/17	314,754
1,202,957		FNMA	5.500	04/01/18	1,308,706
107,907		FNMA	5.500	04/01/18	117,035
57,753		FNMA	5.500	05/01/18	62,830
483,065		FNMA	4.500	10/01/18	516,907
1,206,325		FNMA	5.000	11/01/18	1,299,034
61,465		FNMA	6.000	01/01/19	67,339
136,272		FNMA	4.500	05/01/19	145,776
406,950		FNMA	4.500	06/01/19	435,332
279,986		FNMA	5.000	03/01/20	302,650
195,447		FNMA	4.500	11/01/20	209,078
540,020		FNMA	5.000	12/01/20	584,070
427,757		FNMA	5.000	03/01/21	462,382
335,204		FNMA	5.500	08/01/21	363,832
580,786		FNMA	4.500	06/01/23	617,481
1,016,930		FNMA	5.000	07/01/23	1,092,256
1,063,012		FNMA	5.000	07/01/23	1,141,751
244,940		FNMA	5.000	11/01/23	264,154
206,914		FNMA	5.500	02/01/24	225,698
733,676		FNMA	4.000	05/01/24	766,046
113,875		FNMA	5.500	07/01/24	124,213
1,695		FNMA	8.000	07/01/24	1,985
323,977		FNMA	4.500	08/01/24	344,244
2,742,830		FNMA	4.000	09/01/24	2,863,842
1,435,528		FNMA	5.000	03/01/25	1,545,449
3,120,262		FNMA	5.000	10/01/25	3,359,187
8,000,000	h	FNMA	4.000	07/25/26	8,332,496
4,000,000	h	FNMA	4.500	07/25/26	4,240,000
1,513		FNMA	7.500	01/01/29	1,767
4,475		FNMA	6.500	04/01/29	5,093
12,392		FNMA	7.500	07/01/29	14,533
1,187		FNMA	7.500	07/01/29	1,192
607		FNMA	7.500	02/01/31	713
6,383		FNMA	7.500	03/01/31	7,493
4,020		FNMA	7.500	05/01/31	4,719
4,571		FNMA	6.500	09/01/31	5,202

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,725		FNMA	6.500%	10/01/31	$3,101
37,126		FNMA	6.500	11/01/31	42,251
82,702		FNMA	6.000	01/01/32	91,740
652,531		FNMA	6.500	07/01/32	742,602
311,619		FNMA	5.500	01/01/33	339,335
115,737		FNMA	5.000	02/01/33	123,694
958,247		FNMA	4.500	03/25/33	1,012,680
415,302		FNMA	5.000	08/01/33	443,857
461,264		FNMA	5.000	10/01/33	492,979
392,098		FNMA	5.000	10/01/33	419,057
199,361		FNMA	5.000	03/01/34	213,068
416,935		FNMA	5.000	03/01/34	445,601
149,809		FNMA	5.000	03/01/34	160,109
128,496		FNMA	5.000	03/01/34	137,331
1,165,749		FNMA	5.000	04/01/34	1,245,354
3,669,318		FNMA	5.000	08/01/34	3,923,126
425,975		FNMA	6.000	11/01/34	470,664
138,650		FNMA	6.000	12/01/34	153,398
989,083		FNMA	6.000	05/01/35	1,092,847
16,953		FNMA	7.500	06/01/35	19,813
120,824		FNMA	5.500	10/01/35	131,910
295,123		FNMA	5.000	11/01/35	312,601
958,592	i	FNMA	2.380	02/01/36	1,007,281
158,342		FNMA	5.000	02/01/36	166,977
250,634		FNMA	5.000	02/01/36	264,303
737,585		FNMA	6.500	02/01/36	836,862
464,036	i	FNMA	6.040	07/01/36	482,003
476,523		FNMA	6.500	09/01/36	540,513
134,222		FNMA	7.000	02/01/37	154,477
413,627		FNMA	6.500	03/01/37	469,171
892,546		FNMA	7.000	04/01/37	1,027,240
1,385,291		FNMA	6.500	08/01/37	1,571,314
357,604		FNMA	6.500	08/01/37	406,071
685,547		FNMA	6.000	09/01/37	763,894
771,929		FNMA	6.000	09/01/37	860,149
1,198,599		FNMA	6.500	09/01/37	1,359,552
1,917,896	i	FNMA	5.880	10/01/37	2,036,049
334,621		FNMA	7.000	11/01/37	385,119
151,367		FNMA	6.500	01/01/38	171,504
34,171		FNMA	6.500	03/01/38	38,720
624,660	i	FNMA	4.940	10/01/38	666,799
5,000,000		FNMA	4.000	02/25/40	4,919,226
12,281,409		FNMA	4.500	09/01/40	12,724,567
8,394,189		FNMA	4.500	09/01/40	8,697,082
1,046,375		FNMA	4.000	11/01/40	1,047,851
5,186,501		FNMA	4.500	11/01/40	5,373,649
22,000,000	h	FNMA	4.000	07/25/41	21,999,999
99,000,000	h	FNMA	5.500	07/25/41	107,043,749
52,000,000	h	FNMA	6.000	07/25/41	57,118,775

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$23,000,000	h	FNMA	4.500%	07/25/41	$23,794,212
40,000,000	h	FNMA	5.000	07/25/41	42,499,999
6,000,000	h	FNMA	3.500	08/25/41	5,722,500
10,000,000	h	FNMA	6.500	08/25/41	11,293,750
		Government National Mortgage Association (GNMA)
263		GNMA	7.000	01/15/28	306
1,957		GNMA	7.000	02/15/28	2,281
1,957		GNMA	7.000	06/15/28	2,281
2,068		GNMA	7.000	06/15/28	2,410
22,306		GNMA	6.500	09/15/28	25,450
5,191		GNMA	6.500	09/15/28	5,923
14,865		GNMA	6.500	11/15/28	16,960
3,535		GNMA	7.500	11/15/28	4,151
626		GNMA	8.500	07/15/30	644
19,618		GNMA	8.500	10/15/30	19,946
16,839		GNMA	8.500	10/20/30	20,405
2,434		GNMA	8.500	12/15/30	2,962
3,825		GNMA	7.000	06/20/31	4,465
2,175		GNMA	6.500	07/15/31	2,482
14,788		GNMA	7.000	07/15/31	17,318
9,442		GNMA	7.000	07/15/31	11,058
10,267		GNMA	7.500	02/15/32	12,140
1,883		GNMA	6.500	03/15/33	2,146
403,517		GNMA	5.500	07/15/33	446,769
950,665		GNMA	5.500	09/15/33	1,052,564
337,732		GNMA	5.500	02/20/35	373,721
2,280,393		GNMA	5.500	05/20/35	2,521,259
817,714		GNMA	5.500	02/20/36	904,085
143,320		GNMA	6.000	10/20/36	158,966
153,116		GNMA	6.000	01/20/37	169,831
500,964		GNMA	6.000	02/20/37	554,870
335,734		GNMA	5.500	07/15/38	369,832
1,271,474		GNMA	5.500	07/20/38	1,399,019
20,428		GNMA	6.000	08/15/38	22,776
468,114		GNMA	6.000	08/20/38	517,754
432,881		GNMA	6.500	11/20/38	488,705
1,734,910		GNMA	5.000	06/15/39	1,890,329
2,050,373		GNMA	4.500	07/20/39	2,163,678
807,602		GNMA	4.000	08/15/39	824,301
864,687		GNMA	4.000	10/15/40	882,566
36,000,000	h	GNMA	4.500	07/15/41	37,991,231
6,000,000	h	GNMA	6.000	07/15/41	6,684,372
13,000,000	h	GNMA	5.000	07/20/41	14,098,903
33,000,000		GNMA	4.000	07/15/41	33,613,601
43,000,000	h	GNMA	5.000	07/15/41	46,574,374
9,000,000	h	GNMA	5.500	07/15/41	9,902,808
9,000,000	h	GNMA	4.500	07/20/41	9,471,096
1,613,463		GNMA	6.230	09/15/43	1,704,336
2,584,569		GNMA	6.500	01/15/44	2,807,367

		TOTAL MORTGAGE BACKED			649,340,453

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MUNICIPAL BONDS - 0.6%
$445,000		Charlotte-Mecklenburg Hospital Authority	5.000%	08/01/15	$479,332
1,655,000		Grant County Public Utility District No 2	5.630	01/01/27	1,715,871
3,955,000		Long Island Power Authority	5.850	05/01/41	3,836,705
2,470,000		State of California	7.630	03/01/40	2,843,489
2,505,000		State of Illinois	6.730	04/01/35	2,503,447

		TOTAL MUNICIPAL BONDS			11,378,844

U.S. TREASURY SECURITIES - 8.9%
23,566,000		United States Treasury Bond	8.000	11/15/21	33,555,768
1,975,000		United States Treasury Bond	6.380	08/15/27	2,557,625
17,920,000		United States Treasury Bond	5.250	02/15/29	20,677,996
22,004,000		United States Treasury Bond	5.380	02/15/31	25,789,369
76,000		United States Treasury Bond	4.500	02/15/36	78,541
4,665,000		United States Treasury Bond	3.500	02/15/39	4,006,069
10,516,000		United States Treasury Bond	3.880	08/15/40	9,628,713
7,242,000		United States Treasury Bond	4.750	02/15/41	7,698,022
4,000,000		United States Treasury Bond	4.380	05/15/41	3,993,760
9,063,280	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	10,072,984
1,925,000		United States Treasury Note	1.380	10/15/12	1,951,469
1,525,000		United States Treasury Note	0.630	01/31/13	1,531,016
2,985,000		United States Treasury Note	3.130	08/31/13	3,153,139
615,000		United States Treasury Note	0.500	10/15/13	614,039
8,747,000		United States Treasury Note	1.880	04/30/14	9,020,344
7,570,000		United States Treasury Note	2.250	05/31/14	7,891,135
12,710,000		United States Treasury Note	0.750	06/15/14	12,695,104
12,755,000		United States Treasury Note	2.630	06/30/14	13,439,586
1,861,000		United States Treasury Note	2.380	08/31/14	1,947,216
2,475,000	d	United States Treasury Note	2.130	11/30/14	2,567,040
5,000		United States Treasury Note	2.250	03/31/16	5,143
540,000		United States Treasury Note	1.750	05/31/16	540,842
425,000		United States Treasury Note	2.880	03/31/18	437,816
44,000		United States Treasury Note	2.630	11/15/20	42,378
3,505,500		United States Treasury Note	3.130	05/15/21	3,495,650
7,245,000	j	United States Treasury Strip Principal	0.000	08/15/27	3,633,302

		TOTAL U.S. TREASURY SECURITIES			181,024,066

		TOTAL GOVERNMENT BONDS			1,206,355,238
		(Cost $1,179,025,808)

STRUCTURED ASSETS - 8.0%

ASSET BACKED - 1.8%
1,410,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	1,431,201
		Series - 2010 3 (Class C)
650,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	649,577
		Series - 2011 1 (Class C)
200,000	g,i,m	ARTS Ltd	0.500	06/15/13	186,125
		Series - 2005 BA (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
350,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	353,783
		Series - 2010 5A (Class A)
478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	277,965
		Series - 2004 2 (Class 1M1)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700%	02/25/35	$131,004
		Series - 2004 2 (Class 1B)
528,424		CIT Group Home Equity Loan Trust	6.200	02/25/30	534,516
		Series - 2002 1 (Class AF6)
392,745		Citicorp Mortgage Securities, Inc	5.710	07/25/36	395,104
		Series - 2006 1 (Class A3)
463,388		Citicorp Mortgage Securities, Inc	5.560	09/25/36	464,610
		Series - 2006 2 (Class A3)
954,398	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	931,725
		Series - 2006 15 (Class A2)
88,208	i	Countrywide Home Equity Loan Trust	0.410	02/15/29	56,119
		Series - 2004 B (Class 1A)
650,710	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	635,189
		Series - 2007 MX1 (Class A1)
380,000	g,i	DB/UBS Mortgage Trust	5.470	11/10/46	393,476
		Series - 2011 LC1A (Class B)
6,410,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	6,124,331
		Series - 2011 LC1A (Class C)
3,128,696	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	2,935,302
		Series - 2007 1A (Class AF3)
1,800,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,823,410
		Series - 2011 A (Class D)
240,939		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	236,143
		Series - 2006 HLTV (Class A3)
890,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	712,872
		Series - 2006 HLTV (Class A4)
98		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	98
		Series - 2007 1 (Class A1F)
3,919,408		Lehman XS Trust	6.500	06/25/46	2,262,992
		Series - 2006 13 (Class 2A1)
307,979	i	Morgan Stanley ABS Capital I	0.270	01/25/37	299,778
		Series - 2007 HE2 (Class A2A)
481,003	i	Park Place Securities, Inc	0.820	09/25/34	435,603
		Series - 2004 WHQ1 (Class M1)
4,126,308	i	Residential Asset Mortgage Products, Inc	0.810	11/25/34	3,353,817
		Series - 2004 RS11 (Class M1)
142,343	i	Residential Asset Securities Corp	6.490	10/25/30	126,958
		Series - 2001 KS2 (Class AI6)
450,000	i	Residential Asset Securities Corp	0.620	04/25/35	399,863
		Series - 2005 KS3 (Class M3)
295,850		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	292,165
		Series - 2006 HI5 (Class A2)
1,655,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,424,828
		Series - 2006 HI5 (Class A3)
1,232,752		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	1,157,199
		Series - 2006 HI3 (Class A3)
185,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	145,436
		Series - 2006 HI1 (Class M2)
3,967,126		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	3,586,734
		Series - 2006 HI4 (Class A3)
535,237	i	Securitized Asset Backed Receivables LLC Trust	0.340	03/25/36	505,180
		Series - 2006 NC2 (Class A2)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$850,000	g,h,m	SLM Student Loan Trust	3.740%	02/15/29	$849,650
		Series - 2011 B (Class A2)
1,281,951	i	Soundview Home Equity Loan Trust	0.300	10/25/36	1,253,723
		Series - 2006 EQ1 (Class A2)
398,587	g,i	Wachovia Loan Trust	0.550	05/25/35	321,822
		Series - 2005 SD1 (Class A)
591,011	i	Wells Fargo Home Equity Trust	0.330	07/25/36	519,171
		Series - 2006 2 (Class A3)
565,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	620,981
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			35,828,451

OTHER MORTGAGE BACKED - 6.2%
1,155,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	1,043,683
		Series - 2005 3 (Class AJ)
2,500,000	g,i	Banc of America Commercial Mortgage, Inc	5.420	07/10/43	2,369,550
		Series - 2005 2 (Class E)
870,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	931,953
		Series - 2006 6 (Class A4)
3,737,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	3,713,664
		Series - 2006 4 (Class AM)
145,781		Bank of America Alternative Loan Trust	5.500	09/25/19	145,523
		Series - 2004 8 (Class 3A1)
708,375		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	634,346
		Series - 2005 AC2 (Class 1A)
630,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	678,100
		Series - 2006 PW14 (Class A4)
1,050,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	1,066,096
		Series - 2006 PW13 (Class AM)
1,070,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	1,060,241
		Series - 2006 T24 (Class AM)
1,290,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	1,379,407
		Series - 2004 T16 (Class A6)
260,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	282,379
		Series - 2007 PW17 (Class A4)
430,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	467,385
		Series - 2007 PW18 (Class A4)
455,732		Chase Mortgage Finance Corp	5.500	10/25/35	450,552
		Series - 2005 S2 (Class A24)
2,260,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,231,910
		Series - 2007 C9 (Class AM)
960,282		Countrywide Alternative Loan Trust	5.500	08/25/16	944,124
		Series - 2004 30CB (Class 1A15)
913,576		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	868,558
		Series - 2005 6 (Class 1A10)
554,049		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	545,119
		Series - 2005 12 (Class 1A5)
373,608		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	369,700
		Series - 2005 J3 (Class 1A1)
660,175	g,i	Credit Suisse Mortgage Capital Certificates	0.370	04/15/22	612,409
		Series - 2007 TF2A (Class A1)
1,050,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	1,015,804
		Series - 2009 RR1 (Class A3C)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$580,000		CS First Boston Mortgage Securities Corp	4.050%	05/15/38	$594,519
		Series - 2003 C3 (Class B)
1,210,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	1,314,492
		Series - 2005 C5 (Class A4)
445,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	426,033
		Series - 2005 C5 (Class AJ)
942,511	i	GMAC Mortgage Corp Loan Trust	4.560	10/19/33	950,427
		Series - 2003 AR1 (Class A5)
900,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	966,347
		Series - 2005 GG5 (Class A5)
7,970,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	8,189,081
		Series - 2006 GG7 (Class AM)
4,255,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	4,564,321
		Series - 2007 GG9 (Class A4)
870,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	945,479
		Series - 2006 GG6 (Class A4)
1,235,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,338,302
		Series - 2006 GG8 (Class A4)
1,380,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	1,363,747
		Series - 2010 C1 (Class B)
795,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	761,257
		Series - 2010 C2 (Class C)
1,170,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	1,161,568
		Series - 2010 C2 (Class B)
408,716	i	GSR Mortgage Loan Trust	2.800	01/25/36	385,098
		Series - 2006 AR1 (Class 2A2)
271,414	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.370	02/15/20	263,379
		Series - 2006 FL1A (Class A2)
230,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	227,823
		Series - 2010 C2 (Class B)
405,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.720	11/15/43	393,781
		Series - 2010 C2 (Class C)
8,445,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	8,569,170
		Series - 2006 LDP8 (Class AM)
370,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.480	05/15/45	338,126
		Series - 2006 LDP8 (Class AJ)
1,010,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.250	07/15/46	936,511
		Series - 2011 C4 (Class C)
2,060,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	2,193,419
		Series - 2006 LDP9 (Class A3)
2,795,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	3,014,403
		Series - 2007 LD11 (Class A4)
508,160	i	JP Morgan Mortgage Trust	4.290	04/25/35	502,819
		Series - 2005 A2 (Class 5A1)
520,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	555,513
		Series - 2005 C1 (Class A4)
810,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	874,809
		Series - 2005 C2 (Class A5)
3,320,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	3,578,188
		Series - 2007 C1 (Class A4)
1,890,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	2,014,336
		Series - 2007 C2 (Class A3)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,075,000		LB-UBS Commercial Mortgage Trust	5.460%	02/15/40	$2,016,712
		Series - 2007 C1 (Class AM)
704,487		MASTR Asset Securitization Trust	5.000	05/25/35	707,756
		Series - 2005 1 (Class 2A5)
571,063	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	592,064
		Series - 2005 CIP1 (Class AM)
465,000	i	Merrill Lynch Mortgage Trust	5.860	05/12/39	514,078
		Series - 2006 C1 (Class A4)
925,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.610	02/12/39	1,009,457
		Series - 2006 1 (Class A4)
1,945,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	2,073,346
		Series - 2006 4 (Class A3)
2,250,000	i	Morgan Stanley Capital I	5.300	06/15/40	2,192,656
		Series - 2004 IQ8 (Class C)
3,780,000	i	Morgan Stanley Capital I	5.450	02/12/44	4,069,491
		Series - 2007 HQ11 (Class A4)
1,150,000		Morgan Stanley Capital I	5.360	03/15/44	1,220,216
		Series - 2007 IQ13 (Class A4)
620,000	g,i	Morgan Stanley Capital I	5.260	09/15/47	636,357
		Series - 2011 C1 (Class B)
3,175,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	3,018,727
		Series - 2011 C1 (Class C)
1,050,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	955,249
		Series - 2011 C1 (Class D)
415,000	i	Morgan Stanley Capital I	5.540	11/12/49	422,279
		Series - 2007 T25 (Class AM)
2,485,000		Morgan Stanley Capital I	4.770	07/15/56	2,411,329
		Series - 0 IQ9 (Class AJ)
1,060,000	g,i	RBSCF Trust	4.830	04/15/24	1,096,166
		Series - 2010 MB1 (Class D)
1,471,234		Residential Accredit Loans, Inc	6.000	06/25/36	909,992
		Series - 2006 QS7 (Class A3)
1,510,781	i	Residential Accredit Loans, Inc	0.380	05/25/46	948,139
		Series - 2006 QO5 (Class 2A1)
1,029,212	i	Residential Funding Mortgage Securities I, Inc	3.000	08/25/35	913,668
		Series - 2005 SA3 (Class 2A1)
291,484	i	Structured Adjustable Rate Mortgage Loan Trust	0.570	03/25/35	280,223
		Series - 2005 6XS (Class A3)
2,043	i	Structured Adjustable Rate Mortgage Loan Trust	5.620	07/25/36	2,043
		Series - 2006 6 (Class 2A1)
15,000,000		Wachovia Bank Commercial Mortgage Trust	5.340	12/15/43	15,793,520
		Series - 2007 C30 (Class A5)
3,460,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	3,128,457
		Series - 2007 C30 (Class AM)
4,950,000	i	Wachovia Bank Commercial Mortgage Trust	6.170	06/15/45	5,133,246
		Series - 2006 C26 (Class AM)
505,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	475,845
		Series - 2007 C34 (Class AM)
1,200,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	1,257,705
		Series - 2007 C31 (Class A5)
1,765,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	1,742,879
		Series - 2006 C29 (Class AM)

TIAA-CREF FUNDS – Bond Fund
PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,135,000	i	Wachovia Bank Commercial Mortgage Trust	5.370%	11/15/48	$3,493,666
		Series - 2006 C29 (Class AJ)
1,025,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	1,115,140
		Series - 2007 C33 (Class A4)
492,826	i	Wells Fargo Mortgage Backed Securities Trust	5.400	03/25/36	494,644
		Series - 2006 AR1 (Class 2A2)

		TOTAL OTHER MORTGAGE BACKED			125,858,501

		TOTAL STRUCTURED ASSETS			161,686,952
		(Cost $160,864,952)

		TOTAL BONDS			2,004,823,768
		(Cost $1,957,040,428)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
79,857	*	Federal Home Loan Mortgage Corp	8.380	12/30/49	235,578
231,458	*	Federal National Mortgage Association	8.250	12/30/49	497,635

		TOTAL BANKS			733,213

		TOTAL PREFERRED STOCKS			733,213
		(Cost $7,782,875)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 23.9%
GOVERNMENT AGENCY DEBT - 14.2%
		Federal Home Loan Bank (FHLB)
$21,815,000		FHLB	0.010	07/14/11	21,814,646
32,055,000		FHLB	0.009	07/15/11	32,054,501
28,645,000		FHLB	0.017	07/22/11	28,644,165
10,840,000		FHLB	0.026	07/29/11	10,839,494
27,410,000		FHLB	0.041	08/05/11	27,408,401
5,000,000		FHLB	0.114	12/16/11	4,997,900
		Federal Home Loan Mortgage Corp (FHLMC)
40,400,000		FHLMC	0.024	07/25/11	40,395,825
19,950,000		FHLMC	0.046	08/17/11	19,948,437
33,600,000		FHLMC	0.056	08/29/11	33,596,145
30,000,000		FHLMC	0.057	09/12/11	29,998,170
15,320,000		FHLMC	0.064	09/27/11	15,318,882
		Federal National Mortgage Association (FNMA)
9,305,000		FNMA	0.038	09/07/11	9,304,470
4,950,000		FNMA	0.039	09/16/11	4,949,683
10,000,000		FNMA	0.046	09/21/11	9,999,320

		TOTAL GOVERNMENT AGENCY DEBT			289,270,039

TREASURY DEBT - 9.7%
17,260,000		United States Treasury Bill	0.048	08/25/11	17,255,979
64,395,000		United States Treasury Bill	0.038-0.040	10/06/11	64,388,947
44,800,000		United States Treasury Bill	0.042	10/13/11	44,795,878

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$30,280,000	United States Treasury Bill	0.067-0.071%	11/10/11	$30,273,338
9,760,000	United States Treasury Bill	0.070	11/17/11	9,757,931
25,000,000	United States Treasury Bill	0.086	12/01/11	24,992,350
6,500,000	United States Treasury Bill	0.138	12/15/11	6,497,589

	TOTAL TREASURY DEBT			197,962,012

	TOTAL SHORT-TERM INVESTMENTS			487,232,051
	(Cost $487,205,884)

	TOTAL INVESTMENTS - 122.4%			2,492,789,032
	(Cost $2,452,029,187)
	OTHER ASSETS & LIABILITIES, NET - (22.4)%			(455,488,227)

	NET ASSETS - 100.0%			$2,037,300,805

Abbreviation(s):
	ABS	Asset-Based Security
	REIT	Real Estate Investment Trust

*	Non-income producing.
d	All or a portion of these securities have been segreated by the custodian to cover requirements on swap agreements.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011 the value of these securities amounted to $214,996,203 or 10.6% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
n	In default.

TIAA-CREF FUNDS – Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.2%

CAPITAL GOODS - 0.1%
$995,000	i	TransDigm, Inc	4.000%	02/14/17	$996,622

		TOTAL CAPITAL GOODS			996,622

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
852,915	i,m	JohnsonDiversey, Inc	4.000	11/24/15	852,387

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			852,387

CONSUMER SERVICES - 0.2%
1,492,500	i	Burger King Corp	4.500	10/30/16	1,487,217

		TOTAL CONSUMER SERVICES			1,487,217

DIVERSIFIED FINANCIALS - 0.2%
1,995,000	i	TransUnion LLC	4.750	02/10/18	1,991,888

		TOTAL DIVERSIFIED FINANCIALS			1,991,888

FOOD & STAPLES RETAILING - 0.2%
2,000,000	i	Del Monte Foods Co	4.500	02/15/18	1,993,220

		TOTAL FOOD & STAPLES RETAILING			1,993,220

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
2,193,033	i	Fresenius US Finance I, Inc	3.500	09/10/14	2,187,550
788,506	i	Fresenius US Finance I, Inc	3.500	09/10/14	786,534

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,974,084

SOFTWARE & SERVICES - 0.1%
987,511	m	IMS Health, Inc	4.500	02/26/16	987,975

		TOTAL SOFTWARE & SERVICES			987,975

		TOTAL BANK LOAN OBLIGATIONS			11,283,393
		(Cost $11,291,835)

BONDS - 96.7%

CORPORATE BONDS - 39.8%

AUTOMOBILES & COMPONENTS - 0.3%
1,000,000	g	CHRYSLER GP	8.000	06/15/19	982,500
1,000,000	g	Delphi Corp	5.880	05/15/19	980,000
500,000		Ford Motor Co	7.450	07/16/31	566,819
500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	521,706
440,000	g	Kia Motors Corp	3.630	06/14/16	435,246

		TOTAL AUTOMOBILES & COMPONENTS			3,486,271

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANKS - 2.8%
$610,000	g	Akbank TAS	5.130%	07/22/15	$606,950
500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.880	09/25/17	525,000
500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	504,400
650,000	g	Banco Bradesco S.A.	4.130	05/16/16	654,095
840,000	g	Banco de Credito del Peru	4.750	03/16/16	831,600
500,000		Banco de Oro Unibank, Inc	3.880	04/22/16	478,186
250,000	g	Banco do Brasil S.A.	5.380	01/15/21	243,750
500,000	g	Banco do Brasil S.A.	5.880	01/26/22	494,500
400,000	g	BanColombia S.A.	4.250	01/12/16	402,000
365,000		BanColombia S.A.	6.130	07/26/20	370,001
815,000	g	BanColombia S.A.	5.950	06/03/21	827,225
300,000		Bank of America	4.880	09/15/12	312,654
25,000		Bank of America Corp	4.900	05/01/13	26,337
25,000		Bank of America Corp	6.000	09/01/17	26,901
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,474,295
150,000		BB&T Corp	3.850	07/27/27	154,933
500,000	g	BBVA Bancomer S.A.	4.500	03/10/16	508,750
2,700,000	g	Depfa ACS Bank	5.130	03/16/37	1,876,488
250,000		Deutsche Bank AG	3.880	08/18/14	262,774
345,000		Discover Bank	7.000	04/15/20	383,188
200,000		First Horizon National Corp	5.380	12/15/15	212,783
250,000		Golden West Financial Corp	4.750	10/01/12	261,723
500,000	g	HSBC Bank plc	4.130	08/12/20	484,002
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	265,789
618,000	g	ICICI Bank Ltd	5.500	03/25/15	648,983
500,000	g	ICICI Bank Ltd	4.750	11/25/16	498,872
30,000		JPMorgan Chase & Co	4.650	06/01/14	32,231
335,000		JPMorgan Chase & Co	5.130	09/15/14	362,017
50,000		JPMorgan Chase & Co	3.400	06/24/15	51,333
1,975,000		JPMorgan Chase & Co	3.450	03/01/16	2,011,803
1,600,000		JPMorgan Chase & Co	3.150	07/05/16	1,609,788
1,330,000		JPMorgan Chase & Co	4.250	10/15/20	1,301,186
475,000		JPMorgan Chase & Co	5.500	10/15/40	472,287
250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	247,377
500,000		Regions Financial Corp	6.380	05/15/12	510,834
500,000	g	Shinhan Bank	4.130	10/04/16	509,158
500,000	i	Shinhan Bank	5.660	03/02/35	503,431
500,000	g,i	Standard Chartered plc	6.410	12/30/49	476,227
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	127,878
750,000	g	Turkiye Garanti Bankasi AS.	6.250	04/20/21	727,500
500,000	g	Turkiye Is Bankasi	5.100	02/01/16	493,700
100,000		Union Bank of California NA	5.950	05/11/16	109,352
125,000		USB Capital XIII Trust	6.630	12/15/39	128,490
375,000		Wachovia Bank NA	4.800	11/01/14	400,815
350,000		Wachovia Bank NA	5.850	02/01/37	352,347
1,850,000		Wells Fargo & Co	4.750	02/09/15	1,978,731
500,000		Wells Fargo & Co	3.680	06/15/16	513,670
200,000		Zions Bancorporation	7.750	09/23/14	219,291

		TOTAL BANKS			26,475,625

CAPITAL GOODS - 1.6%
1,000,000		Alliant Techsystems, Inc	6.750	04/01/16	1,020,000
100,000		Black & Decker Corp	8.950	04/15/14	118,330
1,200,000		Caterpillar, Inc	1.380	05/27/14	1,204,859
780,000		Caterpillar, Inc	5.200	05/27/41	780,073

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		CRH America, Inc	4.130%	01/15/16	$153,467
1,600,000		Danaher Corp	1.300	06/23/14	1,599,070
1,600,000		Danaher Corp	2.300	06/23/16	1,598,725
750,000	g	Empresas ICA SAB de C.V.	8.900	02/04/21	780,000
75,000		General Electric Co	5.250	12/06/17	83,087
265,000		Goodrich Corp	6.130	03/01/19	303,221
500,000		Harsco Corp	5.130	09/15/13	539,810
837,500	g	Huntington Ingalls	6.880	03/15/18	858,438
630,000	g	Myriad International Holding BV	6.380	07/28/17	680,400
2,000,000		Pentair, Inc	5.000	05/15/21	1,997,071
420,000	g	Seagate HDD Cayman	7.000	11/01/21	420,000
370,000	g	Sigma Alimentos S.A.	5.630	04/14/18	377,400
500,000	g	SPX Corp	6.880	09/01/17	535,000
500,000	g	TransDigm, Inc	7.750	12/15/18	525,000
145,000		Tyco International Finance S.A.	4.130	10/15/14	154,242
150,000		United Technologies Corp	6.050	06/01/36	168,611
200,000		United Technologies Corp	5.700	04/15/40	214,229
500,000		Valmont Industries, Inc	6.630	04/20/20	547,524

		TOTAL CAPITAL GOODS			14,658,557

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
500,000		Corrections Corp of America	7.750	06/01/17	544,375
340,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	348,249
375,000		Republic Services, Inc	6.200	03/01/40	393,693
235,000		Republic Services, Inc	5.700	05/15/41	229,412
500,000		TRANS UNION LLC	11.380	06/15/18	565,001
365,000	g	VIP Finance Ireland Ltd	6.490	02/02/16	375,950
335,000		Waste Management, Inc	6.130	11/30/39	350,575

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,807,255

CONSUMER DURABLES & APPAREL - 0.7%
500,000		Alliant Techsystems, Inc	6.880	09/15/20	520,000
1,000,000		Hanesbrands, Inc	8.000	12/15/16	1,067,500
1,000,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	1,017,046
1,500,000		Phillips-Van Heusen Corp	7.380	05/15/20	1,605,000
400,000		Whirlpool Corp	8.000	05/01/12	422,632
1,100,000		Whirlpool Corp	8.600	05/01/14	1,281,834
150,000		Xerox Corp	4.500	05/15/21	148,370

		TOTAL CONSUMER DURABLES & APPAREL			6,062,382

CONSUMER SERVICES - 0.8%
795,000	g	American Casinos Inc.	7.500	04/15/21	819,844
1,000,000	g	DineEquity, Inc	9.500	10/30/18	1,085,000
1,000,000		Marina District Finance Co, Inc	9.500	10/15/15	1,040,000
200,000		McDonald’s Corp	3.500	07/15/20	199,860
1,000,000		Penn National Gaming, Inc	8.750	08/15/19	1,087,500
1,000,000		Speedway Motorsports, Inc	6.750	02/01/19	997,500
580,000	g	Transnet Ltd	4.500	02/10/16	598,611
1,000,000		Wendys	10.000	07/15/16	1,107,499
500,000		Wynn Las Vegas LLC	7.880	11/01/17	544,375

		TOTAL CONSUMER SERVICES			7,480,189

DIVERSIFIED FINANCIALS - 6.1%
675,000		Abbey National Treasury Services plc	4.000	04/27/16	669,811
175,000		American Express Co	7.000	03/19/18	205,946
600,000		American Express Co	8.130	05/20/19	760,672

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		American Express Credit Corp	5.880%	05/02/13	$1,076,541
225,000		Ameriprise Financial, Inc	5.300	03/15/20	241,193
500,000		AXIATA SPV1 LABUAN Ltd	5.380	04/28/20	514,858
500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	508,125
500,000	g	Bangkok Bank PCL	4.800	10/18/20	473,456
1,250,000		Bank of America Corp	3.630	03/17/16	1,253,600
650,000		Bank of America Corp	5.300	03/15/17	669,985
350,000		Bank of America Corp	5.750	12/01/17	372,147
375,000		Bank of New York Mellon Corp	4.300	05/15/14	405,361
275,000		Bank of New York Mellon Corp	5.450	05/15/19	305,011
500,000	g	Banque PSA Finance	3.380	04/04/14	510,320
250,000		Barclays Bank plc	5.200	07/10/14	270,444
500,000		BlackRock, Inc	3.500	12/10/14	526,933
1,350,000		BlackRock, Inc	4.250	05/24/21	1,327,694
355,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	367,603
250,000		Capital One Bank USA NA	8.800	07/15/19	306,810
350,000		Capital One Capital V	8.880	05/15/40	360,993
750,000	g	CC Holdings GS V LLC	7.750	05/01/17	811,875
625,000		Citigroup, Inc	6.000	12/13/13	679,549
285,000		Citigroup, Inc	5.000	09/15/14	298,668
3,550,000		Citigroup, Inc	3.950	06/15/16	3,634,162
300,000		Citigroup, Inc	6.130	05/15/18	330,369
550,000		Citigroup, Inc	5.380	08/09/20	573,960
525,000		Citigroup, Inc	6.880	03/05/38	584,245
275,000		Citigroup, Inc	8.130	07/15/39	344,126
300,000		Countrywide Financial Corp	6.250	05/15/16	316,147
1,000,000		Credit Suisse	5.500	05/01/14	1,098,345
250,000		Credit Suisse AG.	5.400	01/14/20	253,095
250,000		Daimler Finance North America LLC	5.750	09/08/11	252,271
500,000		Ford Motor Credit Co LLC	7.500	08/01/12	523,202
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	998,769
300,000		Franklin Resources, Inc	3.130	05/20/15	312,397
225,000		General Electric Capital Corp	2.800	01/08/13	230,713
850,000		General Electric Capital Corp	1.880	09/16/13	859,703
2,700,000		General Electric Capital Corp	5.500	06/04/14	2,968,854
1,100,000		General Electric Capital Corp	2.950	05/09/16	1,106,058
455,000		General Electric Capital Corp	4.380	09/16/20	449,785
2,000,000		General Electric Capital Corp	5.300	02/11/21	2,081,083
400,000		General Electric Capital Corp	6.880	01/10/39	452,807
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	400,000
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	630,915
600,000		Goldman Sachs Group, Inc	4.750	07/15/13	633,379
250,000		Goldman Sachs Group, Inc	3.700	08/01/15	254,567
2,590,000		Goldman Sachs Group, Inc	3.630	02/07/16	2,618,121
175,000		Goldman Sachs Group, Inc	7.500	02/15/19	203,620
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	144,790
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	374,994
500,000		Goldman Sachs Group, Inc	6.250	02/01/41	504,086
610,000	g	Gruposura Finance	5.700	05/18/21	608,475
1,165,000		HSBC Finance Corp	4.750	07/15/13	1,233,634
200,000	g	Hyundai Capital Services, Inc	4.380	07/27/16	205,085
200,000	g	International Lease Finance Corp	6.500	09/01/14	212,000
150,000		International Lease Finance Corp	8.630	09/15/15	162,563
1,800,000		International Lease Finance Corp	5.750	05/15/16	1,772,490
150,000		International Lease Finance Corp	8.250	12/15/20	162,000
115,000	g	Inversiones CMPC S.A.	4.750	01/19/18	114,889

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Jefferies Group, Inc	5.130%	04/13/18	$2,004,033
100,000		Jefferies Group, Inc	6.250	01/15/36	93,265
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,703,643
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	50
250,000		Lloyds TSB Bank plc	6.380	01/21/21	260,264
500,000	g	Majapahit Holding BV	7.880	06/29/37	573,750
275,000		MBNA Corp	6.130	03/01/13	294,477
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,750,307
300,000		Merrill Lynch & Co, Inc	6.400	08/28/17	327,474
500,000		Merrill Lynch & Co, Inc	6.880	04/25/18	553,209
500,000		Morgan Stanley	5.380	10/15/15	534,499
2,250,000		Morgan Stanley	3.800	04/29/16	2,223,872
900,000		Morgan Stanley	5.450	01/09/17	951,773
725,000		Morgan Stanley	7.300	05/13/19	822,169
220,000		Morgan Stanley	5.630	09/23/19	225,753
500,000		Morgan Stanley	5.750	01/25/21	505,915
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	252,893
175,000		NASDAQ OMX Group, Inc	5.550	01/15/20	174,434
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	435,764
250,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	346,231
500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	550,000
500,000	g	Odebrecht Finance Ltd	6.000	04/05/23	496,875
500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	513,938
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	893,200
350,000	g	RCI Banque S.A.	3.400	04/11/14	356,474
450,000		State Street Corp	4.300	05/30/14	486,649
500,000		Susser Holdings LLC	8.500	05/15/16	526,250
1,000,000		UBS AG.	2.250	01/28/14	1,010,456
250,000		UBS AG.	4.880	08/04/20	252,862
475,000	g	Waha Aerospace BV	3.930	07/28/20	480,938

		TOTAL DIVERSIFIED FINANCIALS			60,124,711

ENERGY - 4.4%
150,000		Anadarko Petroleum Corp	8.700	03/15/19	191,147
260,000		Anadarko Petroleum Corp	6.450	09/15/36	271,296
250,000		Apache Corp	5.100	09/01/40	240,130
500,000		Arch Coal, Inc	8.750	08/01/16	542,500
833,000	g	Arch Coal, Inc	7.000	06/15/19	830,918
237,000		Arch Western Finance LLC	6.750	07/01/13	237,296
125,000		Baker Hughes, Inc	5.130	09/15/40	121,056
525,000		BP Capital Markets plc	3.130	03/10/12	534,105
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,083,463
2,045,000		BP Capital Markets plc	3.200	03/11/16	2,079,969
275,000		Burlington Resources Finance Co	7.200	08/15/31	334,134
250,000		Chesapeake Energy Corp	7.630	07/15/13	272,500
250,000		Chesapeake Energy Corp	6.500	08/15/17	264,375
1,000,000		Chesapeake Energy Corp	6.630	08/15/20	1,052,499
525,000		Chesapeake Energy Corp	6.130	02/15/21	531,563
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	535,000
575,000		ConocoPhillips	6.500	02/01/39	671,682
500,000		Consol Energy Inc	8.250	04/01/20	545,000
441,800		Dolphin Energy Ltd	5.890	06/15/19	476,040
500,000		Drummond Co, Inc	7.380	02/15/16	513,750
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	541,229
200,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	202,762
100,000		EnCana Corp	6.630	08/15/37	107,505

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Encore Acquisition Co	9.500%	05/01/16	$555,625
425,000		Enterprise Products Operating LLC	4.600	08/01/12	441,395
275,000		Enterprise Products Operating LLC	5.600	10/15/14	305,508
75,000		Enterprise Products Operating LLC	5.000	03/01/15	81,651
115,000		Enterprise Products Operating LLC	6.130	10/15/39	116,948
135,000		Enterprise Products Operating LLC	5.950	02/01/41	134,081
350,000		EOG Resources, Inc	4.100	02/01/21	345,682
350,000	g	Gaz Capital S.A.	5.090	11/29/15	364,980
500,000		Gaz Capital S.A.	6.210	11/22/16	541,565
500,000		Gaz Capital S.A.	6.510	03/07/22	530,000
175,000		Hess Corp	8.130	02/15/19	221,427
285,000		Hess Corp	6.000	01/15/40	294,967
425,000	g	James River Escrow	7.880	04/01/19	420,750
715,000	g	KMG Finance Sub BV	6.380	04/09/21	756,899
1,005,000	g	Lukoil International Finance BV	6.130	11/09/20	1,036,405
500,000		Lyondell Chemical Co	11.000	05/01/18	560,000
750,000	g	Marathon Petroleum Corp	3.500	03/01/16	768,830
500,000	g	Marathon Petroleum Corp	5.130	03/01/21	514,024
275,000		MarkWest Energy Partners LP	6.750	11/01/20	280,500
2,000,000		Newfield Exploration Co	6.630	04/15/16	2,064,999
125,000		Noble Holding International Ltd	3.450	08/01/15	129,385
350,000		Noble Holding International Ltd	4.900	08/01/20	363,810
750,000	g	Novatek Finance Ltd	6.600	02/03/21	783,750
350,000		Occidental Petroleum Corp	4.100	02/01/21	356,503
500,000		Peabody Energy Corp	7.380	11/01/16	565,000
100,000		Pemex Project Funding Master Trust	5.750	03/01/18	109,651
150,000		Pemex Project Funding Master Trust	6.630	06/15/35	158,104
125,000		Pemex Project Funding Master Trust	6.630	06/15/38	131,082
675,000	g	Pertamina PT	5.250	05/23/21	679,725
500,000	g	Pertamina PT	6.500	05/27/41	495,000
230,000		Petrobras International Finance Co	3.880	01/27/16	234,213
500,000		Petrobras International Finance Co	7.880	03/15/19	605,457
494,000		Petrobras International Finance Co	6.880	01/20/40	525,992
100,000		Petroleos Mexicanos	8.000	05/03/19	123,300
450,000		Petroleos Mexicanos	5.500	01/21/21	471,825
290,000	g	Petroleos Mexicanos	6.500	06/02/41	294,248
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	519,225
2,000,000		Precision Drilling Trust	6.630	11/15/20	2,025,000
500,000	g	PTTEP Canada International Finance Ltd	5.690	04/05/21	498,350
500,000		Range Resources Corp	5.750	06/01/21	491,250
100,000		Range Resources Corp	7.250	05/01/18	106,000
405,548		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	431,909
600,000		Regency Energy Partners LP	6.500	07/15/21	607,500
330,000	g	Reliance Holdings USA	4.500	10/19/20	308,326
1,000,000	g	SandRidge Energy, Inc	8.000	06/01/18	1,019,999
1,125,000	g	Schlumberger Norge AS.	4.200	01/15/21	1,137,504
1,125,000	g	Schlumberger Oilfield UK plc	4.200	01/15/21	1,137,504
250,000		SEACOR Holdings, Inc	7.380	10/01/19	274,452
250,000		Shell International Finance BV	3.100	06/28/15	261,274
525,000		Shell International Finance BV	4.300	09/22/19	551,358
125,000		Shell International Finance BV	6.380	12/15/38	144,936
1,495,000		Southwestern Energy Co	7.500	02/01/18	1,700,562
200,000		Statoil ASA	2.900	10/15/14	209,831
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	522,122
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	251,316
125,000		Vale Overseas Ltd	6.250	01/23/17	141,406
125,000		Vale Overseas Ltd	6.880	11/21/36	135,723

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$205,000		Vale Overseas Ltd	6.880%	11/10/39	$222,790
225,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	229,730
600,000		XTO Energy, Inc	6.250	04/15/13	656,873
300,000		XTO Energy, Inc	4.630	06/15/13	322,057

		TOTAL ENERGY			42,450,197

FOOD & STAPLES RETAILING - 0.3%
185,000		CVS Caremark Corp	3.250	05/18/15	192,002
50,000		CVS Caremark Corp	6.600	03/15/19	58,035
275,000		Delhaize Group S.A.	5.880	02/01/14	301,671
250,000		Delhaize Group S.A.	6.500	06/15/17	288,219
500,000		Ingles Markets, Inc	8.880	05/15/17	535,000
75,000		Kroger Co	5.000	04/15/13	79,939
50,000		Kroger Co	6.800	12/15/18	59,435
295,000		Stater Brothers Holdings	7.750	04/15/15	305,325
300,000	g	Stater Brothers Holdings	7.380	11/15/18	311,250
1,045,000		SuperValu, Inc	8.000	05/01/16	1,065,901

		TOTAL FOOD & STAPLES RETAILING			3,196,777

FOOD, BEVERAGE & TOBACCO - 1.3%
500,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	509,460
775,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	853,738
300,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	322,253
175,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	199,152
715,000	g	Blue Merger Sub, Inc	7.630	02/15/19	722,150
1,000,000	g	CCL Finance Ltd	9.500	08/15/14	1,156,250
425,000		Coca-Cola Co	3.150	11/15/20	408,008
500,000		Constellation Brands, Inc	8.380	12/15/14	568,750
350,000		General Mills, Inc	5.650	02/15/19	395,181
280,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	280,948
620,000		Kraft Foods, Inc	6.500	02/09/40	688,680
150,000		PepsiAmericas, Inc	5.750	07/31/12	158,329
25,000		PepsiAmericas, Inc	4.380	02/15/14	27,041
2,500,000		PepsiCo, Inc	2.500	05/10/16	2,526,432
38,000		PepsiCo, Inc	7.900	11/01/18	48,973
1,590,000	g	Pernod-Ricard S.A.	5.750	04/07/21	1,660,050
550,000		Philip Morris International, Inc	6.880	03/17/14	631,511
100,000		Philip Morris International, Inc	6.380	05/16/38	113,283
500,000		Smithfield Foods, Inc	10.000	07/15/14	580,000
500,000		TreeHouse Foods, Inc	7.750	03/01/18	531,250

		TOTAL FOOD, BEVERAGE & TOBACCO			12,381,439

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
510,000		DaVita, Inc	6.380	11/01/18	516,375
435,000		DaVita, Inc	6.630	11/01/20	442,613
800,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	784,000
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	452,500
500,000		HCA, Inc	5.750	03/15/14	506,875
262,000	o	HCA, Inc	9.630	11/15/16	278,703
500,000		HCA, Inc	8.500	04/15/19	552,500
500,000		HCA, Inc	7.880	02/15/20	542,500
500,000		Healthsouth Corp	7.250	10/01/18	521,250

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Healthsouth Corp	7.750%	09/15/22	$526,875
2,000,000		LifePoint Hospitals, Inc	6.630	10/01/20	2,059,999
228,000		McKesson Corp	3.250	03/01/16	235,076
275,000		Medtronic, Inc	4.750	09/15/15	305,394
500,000		Quest Diagnostics, Inc	6.400	07/01/17	576,886
750,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	772,342
160,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	168,514

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			9,242,402

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
750,000	g	Hypermarcas S.A.	6.500	04/20/21	749,063
250,000		Procter & Gamble Co	5.550	03/05/37	267,251
950,000		Unilever Capital Corp	4.250	02/10/21	988,886

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,005,200

INSURANCE - 1.3%
275,000		ACE INA Holdings, Inc	5.880	06/15/14	307,468
240,000		Aetna, Inc	6.500	09/15/18	280,130
150,000		Aetna, Inc	6.630	06/15/36	167,075
375,000		Allstate Corp	7.450	05/16/19	446,223
500,000		American International Group, Inc	3.650	01/15/14	509,545
400,000		Chubb Corp	6.000	05/11/37	419,489
80,000		CIGNA Corp	5.130	06/15/20	84,502
1,000,000		CIGNA Corp	4.500	03/15/21	998,532
250,000		Genworth Financial, Inc	7.200	02/15/21	250,179
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	541,199
525,000		Hartford Financial Services Group, Inc	5.500	03/30/20	541,175
275,000		Hartford Financial Services Group, Inc	6.630	03/30/40	280,531
250,000		Lincoln National Corp	7.000	06/15/40	281,913
1,500,000		Markel Corp	5.350	06/01/21	1,470,812
550,000		Metlife, Inc	5.000	06/15/15	600,068
525,000		Metlife, Inc	6.750	06/01/16	611,076
275,000		Metlife, Inc	5.700	06/15/35	275,739
600,000	g	Principal Life Global Funding I	5.130	10/15/13	641,405
650,000		Prudential Financial, Inc	6.200	11/15/40	664,247
300,000	g	Prudential Funding LLC	6.750	09/15/23	338,247
300,000		Travelers Cos, Inc	5.800	05/15/18	336,169
75,000		Travelers Cos, Inc	5.900	06/02/19	83,296
100,000		Unum Group	5.630	09/15/20	104,718
275,000		WellPoint, Inc	5.850	01/15/36	280,444
2,000,000		Willis Group Holdings plc	4.130	03/15/16	2,039,068
150,000		WR Berkley Corp	5.380	09/15/20	151,799

		TOTAL INSURANCE			12,705,049

MATERIALS - 3.8%
300,000		3M Co	5.700	03/15/37	329,289
500,000	g	Adaro Indonesia PT	7.630	10/22/19	555,000
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	367,534
75,000		Airgas, Inc	4.500	09/15/14	80,306
250,000		Airgas, Inc	7.130	10/01/18	270,000
1,000,000		Albemarle Corp	4.500	12/15/20	1,011,565
1,500,000		Alcoa, Inc	5.400	04/15/21	1,504,631
500,000	g	ALROSA Finance S.A.	7.750	11/03/20	543,750
560,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	551,383
645,000	g	Aperam	7.380	04/01/16	648,225
1,000,000		ArcelorMittal	3.750	02/01/16	1,011,175

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		ArcelorMittal	9.850%	06/01/19	$633,866
500,000		ArcelorMittal	7.000	10/15/39	505,547
1,000,000		ArcelorMittal	6.750	03/01/41	991,158
537,000		Ball Corp	7.130	09/01/16	585,330
120,000		Ball Corp	7.380	09/01/19	131,100
1,000,000		Ball Corp	5.750	05/15/21	1,002,500
1,500,000	g	Barrick North America Finance LLC	4.400	05/30/21	1,493,042
250,000	g	Braskem SA	7.000	05/07/20	272,500
1,500,000		Celanese US Holdings LLC	6.630	10/15/18	1,582,500
500,000	g	Cemex SAB de C.V.	9.500	12/14/16	516,875
215,000	g	Cemex SAB de C.V.	9.000	01/11/18	218,763
2,000,000		CF Industries, Inc	7.130	05/01/20	2,327,500
825,000	g	China Liansu Group Holdings Ltd	7.880	05/13/16	804,375
500,000		Cliffs Natural Resources, Inc	6.250	10/01/40	493,397
625,000	g	CommScope, Inc	8.250	01/15/19	643,750
800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	760,058
1,385,000	g	Crown Americas LLC	6.250	02/01/21	1,398,850
1,179,000		Dow Chemical Co	8.550	05/15/19	1,520,254
250,000	g	Fibria Overseas Finance Ltd	6.750	05/04/20	261,875
500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	544,400
500,000	g	Fufeng Group Ltd	7.630	04/13/16	471,250
750,000	g	Georgia Gulf Corp	9.000	01/15/17	798,750
750,000	g	Georgia-Pacific LLC	8.250	05/01/16	850,169
975,000		Graphic Packaging International, Inc	9.500	06/15/17	1,067,625
290,000	g	Hyundai Steel Co	4.630	04/21/16	297,843
250,000		International Paper Co	7.300	11/15/39	271,974
455,000	g	LONGVIEW FIBRE PAPER & P	8.000	06/01/16	457,275
225,000		Martin Marietta Materials, Inc	6.600	04/15/18	249,999
1,000,000		Nalco Co	8.250	05/15/17	1,092,500
395,000	g	Nalco Co	6.630	01/15/19	404,875
445,000		Novelis, Inc	8.380	12/15/17	475,038
500,000	g	Polymer Group, Inc	7.750	02/01/19	501,250
500,000	g	POSCO	4.250	10/28/20	470,972
735,000	g	POSCO	5.250	04/14/21	742,781
200,000		Praxair, Inc	5.250	11/15/14	224,655
250,000	g	Sappi Papier Holding AG.	6.630	04/15/21	243,125
500,000		Silgan Holdings, Inc	7.250	08/15/16	527,500
720,000	g	Sinochem Corp	6.300	11/12/40	713,364
340,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	350,532
1,000,000		Solutia, Inc	8.750	11/01/17	1,085,000
500,000		Solutia, Inc	7.880	03/15/20	535,000
500,000	g	Suzano Trading Ltd	5.880	01/23/21	485,750
130,000		Teck Resources Ltd	9.750	05/15/14	157,363
125,000		Teck Resources Ltd	6.000	08/15/40	122,647

		TOTAL MATERIALS			36,157,735

MEDIA - 2.2%
1,000,000		AMC Entertainment, Inc	8.750	06/01/19	1,055,000
1,000,000		Cablevision Systems Corp	8.630	09/15/17	1,083,750
200,000		CBS Corp	4.300	02/15/21	195,253
1,600,000		CCO Holdings LLC	7.000	01/15/19	1,647,999
1,300,000		CCO Holdings LLC	6.500	04/30/21	1,282,125
1,462,000		Cinemark USA, Inc	8.630	06/15/19	1,600,890
250,000		Comcast Corp	5.650	06/15/35	244,884
250,000		Comcast Corp	6.400	03/01/40	267,556
696,000		CSC Holdings LLC	8.500	04/15/14	770,820

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		DIRECTV Holdings LLC	3.500%	03/01/16	$516,108
750,000		DIRECTV Holdings LLC	7.630	05/15/16	817,500
1,000,000		Echostar DBS Corp	6.630	10/01/14	1,052,500
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	276,875
187,000		Lamar Media Corp	6.630	08/15/15	189,104
1,935,000		Lamar Media Corp	7.880	04/15/18	2,026,912
100,000	g	NBC Universal, Inc	5.150	04/30/20	105,590
2,000,000	g	NBC Universal, Inc	4.380	04/01/21	1,979,101
100,000		News America, Inc	7.250	05/18/18	118,758
650,000	g	News America, Inc	4.500	02/15/21	641,492
125,000		News America, Inc	7.630	11/30/28	148,567
90,000		News America, Inc	6.550	03/15/33	96,190
250,000		News America, Inc	6.200	12/15/34	255,317
325,000		News America, Inc	6.650	11/15/37	348,302
250,000		News America, Inc	6.900	08/15/39	275,305
963,000	g	Nielsen Finance LLC	7.750	10/15/18	1,011,150
350,000		Time Warner Cable, Inc	8.750	02/14/19	445,974
625,000		Time Warner Cable, Inc	8.250	04/01/19	779,501
250,000		Time Warner, Inc	3.150	07/15/15	258,543
1,000,000		Time Warner, Inc	4.700	01/15/21	1,013,176
275,000		Time Warner, Inc	6.500	11/15/36	293,183
125,000		Viacom, Inc	4.380	09/15/14	134,253

		TOTAL MEDIA			20,931,678

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
125,000		Agilent Technologies, Inc	2.500	07/15/13	127,273
1,000,000		Amgen, Inc	2.300	06/15/16	991,358
350,000		Amgen, Inc	3.450	10/01/20	333,729
350,000		Amgen, Inc	4.100	06/15/21	347,239
325,000		Eli Lilly & Co	3.550	03/06/12	332,105
1,079,000	g	Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,105,974
2,000,000		Gilead Sciences, Inc	4.500	04/01/21	2,003,314
250,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	285,159
1,800,000		Johnson & Johnson	2.150	05/15/16	1,804,276
250,000		Merck & Co, Inc	3.880	01/15/21	248,168
1,000,000	g	Mylan, Inc	7.630	07/15/17	1,090,000
1,000,000	g	Mylan, Inc	7.880	07/15/20	1,097,500
910,000	g	NBTY, Inc	9.000	10/01/18	960,050
135,000		Novartis Capital Corp	4.130	02/10/14	145,488
150,000		Novartis Capital Corp	2.900	04/24/15	156,049
175,000		Novartis Capital Corp	4.400	04/24/20	184,822
175,000		Pfizer, Inc	5.350	03/15/15	197,309
2,000,000		Sanofi-Aventis S.A.	2.630	03/29/16	2,036,417
220,000		Schering-Plough Corp	6.550	09/15/37	259,766
1,055,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	1,033,900
555,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	536,963

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			15,276,859

REAL ESTATE - 1.2%
750,000	g	Agile Property Holdings Ltd	8.880	04/28/17	763,125
100,000		AMB Property LP	7.630	08/15/14	113,911
150,000		AMB Property LP	4.500	08/15/17	150,097
50,000		Boston Properties LP	4.130	05/15/21	47,758
100,000		Brandywine Operating Partnership LP	7.500	05/15/15	114,695
1,250,000		Brandywine Operating Partnership LP	4.950	04/15/18	1,267,263
170,000		Camden Property Trust	4.630	06/15/21	167,554

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Developers Diversified Realty Corp	4.750%	04/15/18	$985,754
500,000		Developers Diversified Realty Corp	7.880	09/01/20	573,283
835,000		DuPont Fabros Technology LP	8.500	12/15/17	912,238
25,000		Federal Realty Investment Trust	5.650	06/01/16	27,370
180,000		HCP, Inc	3.750	02/01/16	183,046
1,250,000		Health Care REIT, Inc	3.630	03/15/16	1,257,899
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	204,288
1,783,000		Highwoods Properties, Inc	5.850	03/15/17	1,945,621
500,000	g	Host Hotels & Resorts LP	5.880	06/15/19	500,625
125,000		Kilroy Realty Corp	5.000	11/03/15	130,281
250,000		Kilroy Realty LP	4.800	07/15/18	245,772
300,000		National Retail Properties, Inc	5.500	07/15/21	293,516
150,000		Regency Centers LP	5.250	08/01/15	163,086
25,000		Regency Centers LP	5.880	06/15/17	27,711
25,000		Simon Property Group LP	5.250	12/01/16	27,462
210,000		Simon Property Group LP	10.350	04/01/19	290,684
200,000		Washington Real Estate Investment Trust	4.950	10/01/20	203,398
750,000	g	Yanlord Land Group Ltd	10.630	03/29/18	772,500

		TOTAL REAL ESTATE			11,368,937

RETAILING - 1.2%
1,500,000		Amerigas Partners LP	6.500	05/20/21	1,515,000
1,500,000	g	Ferrellgas Partners LP	6.500	05/01/21	1,417,500
750,000		Gap, Inc	5.950	04/12/21	720,532
500,000		Hanesbrands, Inc	6.380	12/15/20	485,000
175,000		Home Depot, Inc	5.880	12/16/36	179,104
500,000		Home Depot, Inc	5.950	04/01/41	514,913
750,000	g	Hyva Global BV	8.630	03/24/16	753,750
225,000	g	JAGUAR LAND ROVER plc	8.130	05/15/21	226,688
1,500,000		Limited Brands, Inc	7.000	05/01/20	1,578,749
625,000		Limited Brands, Inc	6.630	04/01/21	639,063
805,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	903,663
525,000		O’Reilly Automotive, Inc	4.880	01/14/21	527,545
1,500,000	g	QVC, Inc	7.130	04/15/17	1,575,000
250,000		Staples, Inc	9.750	01/15/14	297,623
250,000		Wal-Mart Stores, Inc	5.000	10/25/40	235,383

		TOTAL RETAILING			11,569,513

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
100,000	g	Broadcom Corp	1.500	11/01/13	100,233
250,000	g	Broadcom Corp	2.380	11/01/15	247,530
3,000,000		Texas Instruments, Inc	2.380	05/16/16	3,000,924

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,348,687

SOFTWARE & SERVICES - 0.3%
100,000		Fidelity National Information Services, Inc	7.630	07/15/17	106,125
250,000		International Business Machines Corp	1.000	08/05/13	250,719
165,000		Microsoft Corp	0.880	09/27/13	165,290
500,000		Microsoft Corp	1.630	09/25/15	494,706
200,000		Oracle Corp	5.750	04/15/18	228,893
185,000	g	Oracle Corp	3.880	07/15/20	183,828
500,000		SunGard Data Systems, Inc	4.880	01/15/14	512,500
1,500,000		SunGard Data Systems, Inc	7.380	11/15/18	1,500,000

		TOTAL SOFTWARE & SERVICES			3,442,061

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
$785,000		Brocade Communications Systems, Inc	6.630%	01/15/18	$828,175
287,000		Brocade Communications Systems, Inc	6.880	01/15/20	309,243
475,000		Hewlett-Packard Co	4.250	02/24/12	486,438
350,000		Hewlett-Packard Co	4.750	06/02/14	381,941
935,000		Hewlett-Packard Co	2.650	06/01/16	938,928
60,000		Hewlett-Packard Co	3.750	12/01/20	58,337
1,910,000		Jabil Circuit, Inc	5.630	12/15/20	1,871,799
1,000,000		Juniper Networks, Inc	3.100	03/15/16	1,018,907
250,000		L-3 Communications Corp	6.380	10/15/15	256,875
145,000		L-3 Communications Corp	5.200	10/15/19	150,134
1,000,000		L-3 Communications Corp	4.950	02/15/21	997,824
500,000		NII Capital Corp	7.630	04/01/21	522,500
500,000	g	PCCW-HKT Capital No 3 Ltd	5.250	07/20/15	529,455
1,635,000	g	Pinafore LLC	9.000	10/01/18	1,761,712
500,000		Scientific Games Corp	8.130	09/15/18	518,750
814,000		Scientific Games Corp	9.250	06/15/19	878,103
525,000		Xerox Corp	8.250	05/15/14	616,017

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			12,125,138

TELECOMMUNICATION SERVICES - 2.0%
250,000		America Movil SAB de C.V.	6.130	03/30/40	261,308
2,250,000		AT&T, Inc	2.950	05/15/16	2,278,765
275,000		AT&T, Inc	6.150	09/15/34	284,695
800,000		AT&T, Inc	6.300	01/15/38	847,182
246,000		AT&T, Inc	5.350	09/01/40	233,175
85,000		BellSouth Corp	6.550	06/15/34	91,457
825,000	g	Buccaneer Merger Sub, Inc	9.130	01/15/19	857,999
550,000		Cellco Partnership	8.500	11/15/18	714,210
500,000		Cricket Communications, Inc	7.750	05/15/16	530,000
250,000		France Telecom S.A.	2.130	09/16/15	249,578
440,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	460,900
300,000	g	Indosat Palapa Co	7.380	07/29/20	333,000
500,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	530,000
390,000	g	MTS International Funding Ltd	8.630	06/22/20	445,088
570,000	g	Qtel International Finance	4.750	02/16/21	555,750
500,000		Qwest Communications International, Inc	7.130	04/01/18	536,875
75,000		Telecom Italia Capital S.A.	7.000	06/04/18	82,026
75,000		Telecom Italia Capital S.A.	7.180	06/18/19	82,806
1,000,000		Telefonica Emisiones SAU	3.990	02/16/16	1,011,523
610,000		Telefonica Emisiones SAU	5.130	04/27/20	604,673
250,000		Telefonica Emisiones SAU	5.460	02/16/21	253,794
370,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	363,428
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	527,071
1,175,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	1,160,313
275,000		Verizon Communications, Inc	5.250	04/15/13	295,279
210,000		Verizon Communications, Inc	8.750	11/01/18	273,232
225,000		Verizon Communications, Inc	8.950	03/01/39	317,624
250,000		Verizon Communications, Inc	6.000	04/01/41	261,061
2,200,000		Verizon New Jersey, Inc	5.880	01/17/12	2,260,476
275,000		Verizon Virginia, Inc	4.630	03/15/13	290,032
750,000	g	Vimpelcom Holdings	7.500	03/01/22	750,750
500,000		Virgin Media Finance plc	9.500	08/15/16	565,000
500,000	g	Virgin Media Secured Finance plc	5.250	01/15/21	532,457
400,000		Windstream Corp	7.750	10/15/20	419,000

		TOTAL TELECOMMUNICATION SERVICES			19,260,527

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 1.3%
$655,000	g	Asciano Finance	5.000%	04/07/18	$672,348
750,000	g	Bombardier, Inc	7.500	03/15/18	840,000
600,000	g	Bombardier, Inc	7.750	03/15/20	675,000
500,000		Bristow Group, Inc	7.500	09/15/17	523,750
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	275,457
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	162,560
1,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	1,030,114
1,000,000		CSX Corp	5.500	04/15/41	975,737
2,000,000		Delta Air Lines, Inc	5.300	04/15/19	2,000,000
150,000		Embraer Overseas Ltd	6.380	01/15/20	163,500
500,000	g	Hertz Corp	7.500	10/15/18	515,000
1,000,000	g	Hertz Corp	7.380	01/15/21	1,017,500
290,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	314,650
500,000	g	Kansas City Southern de Mexico S.A. de C.V.	6.630	12/15/20	520,000
625,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	667,500
300,000		Norfolk Southern Corp	5.590	05/17/25	324,124
640,000	g	TAM CAPITAL 3,Inc	8.380	06/03/21	648,000
275,000		Union Pacific Corp	6.500	04/15/12	287,029
262,000	g	Union Pacific Corp	4.160	07/15/22	259,360
350,000		United Parcel Service, Inc	3.130	01/15/21	332,394

		TOTAL TRANSPORTATION			12,204,023

UTILITIES - 3.4%
500,000		AES Corp	7.750	03/01/14	540,000
750,000		AES Corp	8.000	10/15/17	795,000
500,000		AES El Salvador Trust	6.750	02/01/16	507,500
350,000		AGL Capital Corp	5.250	08/15/19	375,465
365,000		Alliant Energy Corp	4.000	10/15/14	383,985
250,000		Atmos Energy Corp	8.500	03/15/19	318,914
1,000,000	g	Calpine Corp	7.250	10/15/17	1,015,000
750,000	g	Calpine Corp	7.500	02/15/21	765,000
705,000	g	Calpine Corp	7.880	01/15/23	726,150
190,000		Carolina Power & Light Co	5.130	09/15/13	206,750
250,000		Carolina Power & Light Co	5.300	01/15/19	279,051
275,000		Carolina Power & Light Co	5.700	04/01/35	287,107
200,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	228,666
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	312,985
300,000	g	CenterPoint Energy Resources Corp	5.850	01/15/41	305,565
500,000		CMS Energy Corp	5.050	02/15/18	513,849
450,000	g	Colbun S.A.	6.000	01/21/20	471,780
375,000	g	Comision Federal Electricidad	4.880	05/26/21	374,475
1,895,000		Commonwealth Edison Co	4.000	08/01/20	1,876,749
200,000		Commonwealth Edison Co	5.900	03/15/36	209,633
200,000		Connecticut Light & Power Co	5.500	02/01/19	224,864
575,000		Crosstex Energy, Inc	8.880	02/15/18	612,375
1,250,000		Dominion Resources, Inc	4.450	03/15/21	1,273,794
500,000	g	Dubai Electricity & Water Authority	7.380	10/21/20	514,375
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	207,394
1,000,000		Duke Energy Corp	3.950	09/15/14	1,063,489
300,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	308,162
1,665,000		Great Plains Energy, Inc	4.850	06/01/21	1,670,333
250,000		Indiana Michigan Power Co	7.000	03/15/19	298,159
125,000		Integrys Energy Group, Inc	4.170	11/01/20	121,807
500,000		Intergas Finance BV	6.380	05/14/17	535,625
100,000	g	Kansas Gas & Electric	6.700	06/15/19	115,577

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$270,000	g	Kazatomprom	6.250%	05/20/15	$290,250
350,000	g	Kentucky Utilities Co	3.750	11/15/20	329,911
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,029,565
250,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	259,595
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	197,884
250,000		Midamerican Energy Holdings Co	5.950	05/15/37	262,950
250,000		National Fuel Gas Co	5.250	03/01/13	264,841
250,000		Nevada Power Co	6.650	04/01/36	288,624
150,000		Nevada Power Co	5.380	09/15/40	147,943
1,000,000		Nevada Power Co	5.450	05/15/41	994,227
2,000,000		NRG Energy, Inc	7.380	01/15/17	2,095,000
50,000		ONEOK Partners LP	5.900	04/01/12	51,869
325,000		Pacific Gas & Electric Co	8.250	10/15/18	417,145
150,000		PacifiCorp	6.000	01/15/39	165,602
250,000		Pepco Holdings, Inc	2.700	10/01/15	251,320
500,000		PG&E Corp	5.750	04/01/14	551,917
50,000		Potomac Electric Power Co	7.900	12/15/38	67,611
275,000		Progress Energy, Inc	7.050	03/15/19	329,881
300,000		Public Service Co of Colorado	3.200	11/15/20	284,608
400,000		Public Service Co of Oklahoma	5.150	12/01/19	424,966
2,250,000		Questar Market Resources, Inc	6.880	03/01/21	2,373,751
500,000		Sabine Pass LNG LP	7.500	11/30/16	512,500
300,000		San Diego Gas & Electric Co	5.350	05/15/40	308,075
500,000		Southern California Edison Co	3.880	06/01/21	499,047
175,000		Veolia Environnement	5.250	06/03/13	187,628
225,000		Williams Partners LP	3.800	02/15/15	235,686
1,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	1,026,182
850,000	g	Xinao Gas Holdings Ltd	6.000	05/13/21	835,181

		TOTAL UTILITIES			32,123,337

		TOTAL CORPORATE BONDS			380,884,549
		(Cost $370,458,316)

GOVERNMENT BONDS - 47.7%

AGENCY SECURITIES - 1.2%
		Federal Farm Credit Bank (FFCB)
1,000,000		FFCB	1.380	06/25/13	1,018,303
		Federal Home Loan Mortgage Corp (FHLMC)
415,000		FHLMC	2.500	04/23/14	433,390
1,558,085		FHLMC	4.000	06/15/34	199,909
1,667,814		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,766,566
500,000		Egypt Government AID Bonds	4.450	09/15/15	555,425
2,000,000		GMAC, Inc	2.200	12/19/12	2,050,769
500,000		KeyBank NA	3.200	06/15/12	514,044
2,000,000		New York Community Bank	3.000	12/16/11	2,026,304
2,000,000		Sovereign Bancorp, Inc	2.750	01/17/12	2,026,369
1,500,000	i	Structured Asset Securities Corp	0.670	07/25/35	705,227

		TOTAL AGENCY SECURITIES			11,296,306

FOREIGN GOVERNMENT BONDS - 6.2%
500,000	g	Arab Republic of Egypt	6.880	04/30/40	481,250
6,450,000	g	Bank of Montreal	2.630	01/25/16	6,563,545
500,000	g	Barbados Government International Bond	7.000	08/04/22	516,250
337,000		Brazilian Government International Bond	12.500	01/05/16	254,264
500,000		Brazilian Government International Bond	4.880	01/22/21	534,750

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Brazilian Government International Bond	5.630%	01/07/41	$513,750
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,013,751
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,790,513
400,000		Chile Government International Bond	3.880	08/05/20	402,400
120,000,000		Chile Government International Bond	5.500	08/05/20	258,988
400,000		Colombia Government International Bond	6.130	01/18/41	435,000
430,000	g	Croatia Government International Bond	6.630	07/14/20	455,263
540,000	g	Croatia Government International Bond	6.380	03/24/21	561,600
260,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	283,075
750,000	g	Dominican Republic International Bond	7.500	05/06/21	780,000
350,000		Eksportfinans ASA	5.000	02/14/12	359,820
1,140,000		Eksportfinans ASA	2.000	09/15/15	1,136,935
1,050,000	g	El Salvador Government International Bond	7.630	02/01/41	1,076,250
778,000	g	Eskom Holdings Ltd	5.750	01/26/21	805,230
275,000		European Investment Bank	4.880	02/15/36	283,461
500,000		Export Development Canada	2.250	05/28/15	515,284
355,000		Export-Import Bank of Korea	5.880	01/14/15	389,282
500,000		Export-Import Bank of Korea	3.750	10/20/16	504,355
525,000		Export-Import Bank of Korea	5.130	06/29/20	531,286
100,000		Federative Republic of Brazil	6.000	01/17/17	116,850
388,889		Federative Republic of Brazil	8.000	01/15/18	467,639
312,000		Hungary Government International Bond	6.380	03/29/21	329,160
824,000		Hungary Government International Bond	7.630	03/29/41	888,890
225,000		Italy Government International Bond	5.380	06/12/17	244,231
410,000		Jamaica Government International Bond	8.000	06/24/19	437,675
300,000		Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	340,617
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	524,241
1,000,000	g	Lithuania Government International Bond	5.130	09/14/17	1,031,000
150,000	g	Lithuania Government International Bond	6.130	03/09/21	159,375
2,800,000		Mexico Government International Bond	8.000	12/19/13	253,172
150,000		Mexico Government International Bond	6.750	09/27/34	174,375
500,000		Mexico Government International Bond	6.050	01/11/40	532,000
575,000	g	National Bank of Canada	1.650	01/30/14	583,160
500,000		Pakistan Government International Bond	7.130	03/31/16	434,283
500,000		Panama Government International Bond	5.200	01/30/20	548,500
500,000		Panama Government International Bond	6.700	01/26/36	590,000
135,000		Peruvian Government International Bond	7.350	07/21/25	164,903
1,000,000		Philippine Government International Bond	5.500	03/30/26	1,026,250
420,000		Poland Government International Bond	3.880	07/16/15	434,280
498,000		Poland Government International Bond	6.380	07/15/19	568,965
1,333,000		Poland Government International Bond	5.130	04/21/21	1,377,989
440,000	g	Portugal Government International Bond	3.500	03/25/15	337,622
750,000		Province of British Columbia Canada	2.850	06/15/15	786,641
500,000	g	Province of Buenos Aires Argentina	10.880	01/26/21	471,500
500,000	g	Province of Cordoba	12.380	08/17/17	522,500
600,000		Province of Manitoba Canada	5.000	02/15/12	616,781
2,000,000		Province of Ontario Canada	2.630	01/20/12	2,024,387
1,400,000		Province of Ontario Canada	4.100	06/16/14	1,516,367
500,000		Province of Ontario Canada	2.950	02/05/15	524,314
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,815,802
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,025,769
620,000		Province of Quebec Canada	4.630	05/14/18	684,051
1,000,000		Province of Quebec Canada	3.500	07/29/20	990,170
500,000		Qatar Government International Bond	5.250	01/20/20	533,000
500,000	g	Republic of Ghana	8.500	10/04/17	565,000
150,000		Republic of Hungary	6.250	01/29/20	158,400

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$770,000	g	Republic of Indonesia	4.880%	05/05/21	$788,288
500,000		Republic of Korea	5.750	04/16/14	550,472
500,000	g	Republic of Latvia	5.250	06/16/21	493,750
250,000	g	Republic of Lithuania	6.750	01/15/15	276,250
450,000		Republic of Serbia	6.750	11/01/24	452,250
500,000		Republic of the Philippines	6.380	10/23/34	546,250
500,000		Republic of Turkey	6.000	01/14/41	487,500
240,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	246,600
15,000,000	g	Russian Foreign Bond - Eurobond	7.850	03/10/18	563,297
325,000	g	Senegal Goverment International Bond	8.750	05/13/21	334,328
500,000	g	Socialist Republic of Vietnam	6.880	01/15/16	532,500
3,300,000		South Africa Government Bond	8.000	12/21/18	478,763
150,000		South Africa Government International Bond	5.500	03/09/20	163,875
400,000		South Africa Government International Bond	5.880	05/30/22	443,000
200,000		South Africa Government International Bond	6.250	03/08/41	214,500
400,000	g	Sri Lanka Government International Bond	6.250	10/04/20	400,000
465,000		Turkey Government International Bond	6.750	05/30/40	501,038
500,000	g	Ukraine Government International Bond	6.880	09/23/15	516,250
750,000	g	Ukraine Government International Bond	6.250	06/17/16	749,100
260,000		Ukraine Government International Bond	6.580	11/21/16	261,846
240,000	g	Ukraine Government International Bond	6.580	11/21/16	242,100
152,000		United Mexican States	5.880	02/17/14	168,492
300,000		United Mexican States	5.950	03/19/19	344,250
500,000		United Mexican States	5.130	01/15/20	540,000

		TOTAL FOREIGN GOVERNMENT BONDS			59,540,860

MORTGAGE BACKED - 20.7%
		Federal Home Loan Mortgage Corp (FHLMC)
480,654	i	FHLMC	2.510	02/01/36	503,885
1,314,595	i	FHLMC	4.110	07/01/36	1,384,812
320,915	i	FHLMC	2.820	09/01/36	336,075
414,251	i	FHLMC	4.610	09/01/36	434,580
333,964	i	FHLMC	5.730	02/01/37	359,970
568,186	i	FHLMC	5.000	03/01/37	599,613
87,890	i	FHLMC	5.930	04/01/37	95,122
70,562	i	FHLMC	5.740	05/01/37	76,165
1,276,923	i	FHLMC	5.580	06/01/37	1,356,242
410,358	i	FHLMC	5.620	08/01/37	437,132
1,386,994		FHLMC	5.500	08/01/39	1,511,656
		Federal Home Loan Mortgage Corp Gold (FGLMC)
43,209		FGLMC	6.500	12/01/16	46,758
563,287		FGLMC	5.500	01/01/19	614,815
159,289		FGLMC	4.500	01/01/20	170,200
925,784		FGLMC	4.500	07/01/20	988,954
283,626		FGLMC	4.500	09/01/20	302,876
286,189		FGLMC	5.000	10/01/20	309,266
658,905		FGLMC	5.500	10/01/20	717,944
32,334		FGLMC	7.000	10/01/20	37,468
231,828		FGLMC	4.500	06/01/21	247,562
418,573		FGLMC	5.500	08/01/21	452,939
148,006		FGLMC	5.000	04/01/23	158,738
196,719		FGLMC	4.500	09/01/24	208,657
99,916		FGLMC	6.500	01/01/29	113,228
6,589		FGLMC	8.000	01/01/31	7,830
392,206		FGLMC	6.000	03/01/33	435,252
1,655,827		FGLMC	5.500	12/01/33	1,802,322

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,193,166		FGLMC	7.000%	12/01/33	$1,384,154
1,119,795		FGLMC	5.000	01/01/34	1,196,245
409,940		FGLMC	5.000	05/01/34	437,671
704,391		FGLMC	4.500	10/01/34	734,926
297,604		FGLMC	5.500	12/01/34	323,809
837,916		FGLMC	5.500	03/01/35	911,001
341,531		FGLMC	6.000	04/01/35	377,094
466,604		FGLMC	7.000	05/01/35	541,292
845,659		FGLMC	5.500	06/01/35	919,507
1,386,389		FGLMC	5.500	06/01/35	1,507,674
152,100		FGLMC	5.000	02/01/36	162,270
307,054		FGLMC	5.500	04/01/36	333,884
41,687		FGLMC	6.500	05/01/36	47,052
291,812		FGLMC	6.500	10/01/36	329,369
709,916		FGLMC	5.500	04/01/37	768,620
345,505		FGLMC	6.000	08/01/37	380,726
59,173		FGLMC	6.000	09/01/37	65,371
237,591		FGLMC	6.500	11/01/37	267,910
1,113,582		FGLMC	5.000	04/01/38	1,188,738
586,707		FGLMC	6.000	11/01/38	645,141
701,585		FGLMC	4.000	06/01/39	703,332
463,214		FGLMC	4.500	11/01/40	482,245
3,008,528		FGLMC	4.000	12/01/40	3,013,198
3,419,682		FGLMC	4.000	12/01/40	3,429,265
1,332,495		FGLMC	4.000	12/01/40	1,336,230
511,981		FGLMC	4.500	12/01/40	532,216
6,684,719		FGLMC	4.000	01/01/41	6,688,830
7,000,000	h	FGLMC	4.500	07/15/41	7,230,783
3,000,000	h	FGLMC	5.000	07/15/41	3,182,814
		Federal National Mortgage Association (FNMA)
11,004		FNMA	5.000	06/01/13	11,589
2,105,626		FNMA	4.780	02/01/14	2,240,013
2,689,283		FNMA	4.640	11/01/14	2,885,272
373,258		FNMA	4.560	01/01/15	400,239
90,279		FNMA	6.500	10/01/16	98,864
43,925		FNMA	6.500	11/01/16	48,103
219,299		FNMA	5.000	12/01/17	237,050
66,592		FNMA	6.500	02/01/18	72,925
181,788		FNMA	5.500	04/01/18	197,165
82,805		FNMA	5.500	05/01/18	90,084
83,817		FNMA	6.000	01/01/19	91,827
1,000,000		FNMA	4.000	02/25/19	1,054,828
638,012		FNMA	4.500	04/01/19	682,509
143,363		FNMA	4.500	06/01/19	153,362
212,109		FNMA	5.000	03/01/20	229,278
68,457		FNMA	4.500	11/01/20	73,232
75,165		FNMA	4.500	12/01/20	80,396
202,895		FNMA	5.000	12/01/20	219,446
324,055		FNMA	5.000	03/01/21	350,286
22,402		FNMA	8.000	03/01/23	26,236
348,900		FNMA	5.500	02/01/24	380,574
685,094		FNMA	4.000	05/01/24	715,320
771,914		FNMA	5.500	07/01/24	841,990
346,235		FNMA	4.500	08/01/24	367,894

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,709,259		FNMA	5.000%	10/01/25	$1,840,140
13,760		FNMA	9.000	11/01/25	16,263
2,000,000	h	FNMA	4.000	07/25/26	2,083,124
13,403		FNMA	7.500	01/01/29	15,654
346,182		FNMA	7.000	07/01/32	400,069
74,717		FNMA	5.000	02/01/33	79,854
538,604		FNMA	4.500	03/25/33	569,200
237,361		FNMA	5.000	07/01/33	253,681
1,121,734		FNMA	5.500	07/01/33	1,221,503
722,576		FNMA	4.500	08/01/33	754,520
821,443		FNMA	4.500	10/01/33	857,757
346,258		FNMA	5.000	10/01/33	370,065
294,337		FNMA	5.000	10/01/33	314,574
718,134		FNMA	5.000	11/01/33	767,510
718,890		FNMA	5.000	11/01/33	768,317
38,186,039	i	FNMA	1.080	11/25/33	1,551,392
217,592		FNMA	5.500	12/01/33	236,945
469,270		FNMA	5.500	12/01/33	511,008
148,011		FNMA	5.000	03/01/34	158,187
625,962		FNMA	5.000	03/01/34	669,000
121,981		FNMA	5.000	03/01/34	130,368
1,231,637		FNMA	5.000	03/01/34	1,316,318
145,103		FNMA	5.000	03/01/34	155,080
981,631		FNMA	5.000	04/01/34	1,048,663
2,354,765		FNMA	5.000	08/01/34	2,517,644
423,069		FNMA	6.000	08/01/34	469,304
140,158		FNMA	6.000	12/01/34	155,066
344,504		FNMA	5.500	01/01/35	375,019
752,916		FNMA	5.500	02/01/35	819,882
273,299		FNMA	6.000	04/01/35	301,971
3,094,213		FNMA	5.500	05/01/35	3,378,120
2,015,419		FNMA	5.500	05/01/35	2,200,342
888,612		FNMA	6.000	05/01/35	981,836
22,984		FNMA	7.500	06/01/35	26,860
444,038		FNMA	6.000	07/01/35	490,067
499,656		FNMA	5.000	08/01/35	533,464
1,693,498		FNMA	5.000	10/01/35	1,808,082
155,687		FNMA	5.000	10/01/35	166,221
449,249		FNMA	5.500	12/01/35	488,504
455,985		FNMA	5.000	02/01/36	486,838
474,163		FNMA	6.000	03/01/36	522,574
534,571		FNMA	5.000	04/01/36	569,405
880,740		FNMA	6.000	04/01/36	970,660
263,566		FNMA	6.500	04/01/36	298,753
440,548	i	FNMA	6.040	07/01/36	457,605
681,764	i	FNMA	5.560	09/01/36	722,312
241,160		FNMA	6.500	09/01/36	273,544
315,457		FNMA	6.000	12/01/36	347,665
132,302		FNMA	7.000	02/01/37	152,268
435,489		FNMA	6.500	03/01/37	493,969
41,132		FNMA	7.000	04/01/37	47,340
140,267		FNMA	6.500	08/01/37	159,103
164,342		FNMA	6.500	08/01/37	186,616
79,919		FNMA	6.000	09/01/37	89,052
90,129		FNMA	6.000	09/01/37	100,430
50,288		FNMA	6.000	09/01/37	56,035
66,952		FNMA	6.000	09/01/37	74,604

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$435,070		FNMA	6.500%	09/01/37	$492,949
121,280		FNMA	6.500	09/01/37	137,566
203,019		FNMA	6.500	09/01/37	230,027
349,025		FNMA	6.500	09/01/37	395,458
140,386		FNMA	6.500	09/01/37	159,149
189,398	i	FNMA	5.880	10/01/37	201,066
157,445		FNMA	6.000	11/01/37	173,224
4,172,941		FNMA	6.000	11/01/37	4,591,161
1,059,593		FNMA	6.000	11/01/38	1,164,794
331,293		FNMA	5.500	01/01/39	358,584
395,094		FNMA	6.000	01/01/39	434,320
310,832		FNMA	6.000	01/01/39	341,693
591,990		FNMA	4.500	02/01/39	614,091
1,335,343		FNMA	4.500	02/01/39	1,385,197
341,669		FNMA	5.500	02/01/39	369,816
812,357		FNMA	4.500	05/01/39	841,924
637,950		FNMA	4.500	08/01/39	661,169
3,000,000		FNMA	4.000	02/25/40	2,951,536
2,026,602		FNMA	4.500	09/01/40	2,099,729
2,616,646		FNMA	4.500	09/01/40	2,711,064
4,878,020		FNMA	4.500	10/01/40	5,060,134
1,960,219		FNMA	4.000	11/01/40	1,962,985
1,953,172		FNMA	4.500	11/01/40	2,023,649
4,000,000	h	FNMA	4.500	07/25/41	4,138,124
4,000,000	h	FNMA	5.000	07/25/41	4,250,000
12,000,000	h	FNMA	5.500	07/25/41	12,975,000
5,000,000	h	FNMA	6.000	07/25/41	5,492,190
2,000,000	h	FNMA	3.500	08/25/41	1,907,500
		Government National Mortgage Association (GNMA)
28,779		GNMA	7.500	11/15/23	33,652
5,085		GNMA	7.500	08/15/28	5,971
39,789		GNMA	6.500	12/15/28	45,397
93,097		GNMA	6.500	03/15/29	106,218
30,837		GNMA	8.500	10/20/30	37,367
9,759		GNMA	7.000	06/20/31	11,393
147,538		GNMA	5.000	02/15/33	160,893
152,572		GNMA	5.500	07/15/33	168,926
1,068,889		GNMA	5.000	09/15/33	1,165,645
235,190		GNMA	5.500	11/20/33	260,253
969,349		GNMA	5.500	02/20/35	1,072,645
334,318		GNMA	5.500	03/20/35	369,943
180,810		GNMA	6.000	10/20/36	200,548
192,738		GNMA	6.000	01/20/37	213,778
283,753		GNMA	6.000	02/20/37	314,286
531,832		GNMA	6.000	12/15/37	593,103
446,769		GNMA	5.000	04/15/38	484,838
6,000,000		GNMA	5.000	07/15/38	6,498,750
441,518		GNMA	5.500	07/15/38	486,359
482,846		GNMA	5.500	07/20/38	531,282
177,982		GNMA	6.000	08/15/38	198,431
183,496		GNMA	6.000	08/20/38	202,954
746,148		GNMA	4.500	03/15/39	790,606
244,701		GNMA	5.000	07/20/39	266,099
289,297		GNMA	4.000	08/15/39	295,279
6,000,000	h	GNMA	4.500	07/15/41	6,331,872

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$8,842,021		GNMA	4.500%	01/20/41	$9,325,109
3,000,000	h	GNMA	4.000	07/15/41	3,055,782
1,000,000	h	GNMA	4.500	07/20/41	1,052,344
3,000,000	h	GNMA	5.000	07/20/41	3,253,593
1,000,000	h	GNMA	5.500	07/15/41	1,100,312
488,694		GNMA	6.230	09/15/43	516,218

		TOTAL MORTGAGE BACKED			198,464,202

MUNICIPAL BONDS - 0.3%
600,000		Grant County Public Utility District No 2	5.630	01/01/27	622,068
500,000		Long Island Power Authority	5.850	05/01/41	485,045
775,000		State of California	7.630	03/01/40	892,187
775,000		State of Illinois	6.730	04/01/35	774,520

		TOTAL MUNICIPAL BONDS			2,773,820

U.S. TREASURY SECURITIES - 19.3%
12,802,000		United States Treasury Bond	8.000	11/15/21	18,228,844
3,902,500		United States Treasury Bond	5.250	02/15/29	4,503,118
12,000,000		United States Treasury Bond	5.380	02/15/31	14,064,372
507,000		United States Treasury Bond	4.500	02/15/36	523,953
1,840,000		United States Treasury Bond	3.500	02/15/39	1,580,100
4,610,000		United States Treasury Bond	4.750	02/15/41	4,900,287
12,500,000		United States Treasury Bond	4.380	05/15/41	12,480,500
4,531,640	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	5,036,492
250,000		United States Treasury Note	1.000	12/31/11	251,084
2,000,000		United States Treasury Note	1.880	06/15/12	2,031,328
530,000		United States Treasury Note	0.630	06/30/12	532,072
1,265,000		United States Treasury Note	0.630	01/31/13	1,269,990
975,000		United States Treasury Note	0.750	08/15/13	980,179
7,650,000		United States Treasury Note	0.750	09/15/13	7,686,460
340,000		United States Treasury Note	0.750	06/15/14	339,602
1,465,000		United States Treasury Note	2.380	08/31/14	1,532,871
2,887,000		United States Treasury Note	2.500	04/30/15	3,027,741
19,502,000	d	United States Treasury Note	1.250	09/30/15	19,375,549
29,615,000		United States Treasury Note	2.250	03/31/16	30,459,620
1,000,000		United States Treasury Note	2.380	03/31/16	1,034,609
32,015,000		United States Treasury Note	1.750	05/31/16	32,064,943
530,000		United States Treasury Note	2.880	03/31/18	545,983
21,830,000		United States Treasury Note	2.380	05/31/18	21,714,083
280,000		United States Treasury Note	2.630	11/15/20	269,675
500,000		United States Treasury Note	3.130	05/15/21	498,595
1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	501,491

		TOTAL U.S. TREASURY SECURITIES			185,433,541

		TOTAL GOVERNMENT BONDS			457,508,729
		(Cost $447,783,689)

STRUCTURED ASSETS - 9.2%

ASSET BACKED - 3.8%
652,213		Accredited Mortgage Loan Trust	4.330	06/25/33	529,365
		Series - 2003 1 (Class A1)
1,000,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	999,349
		Series - 2011 1 (Class C)
200,000	g,i,m	ARTS Ltd	0.500	06/15/13	186,125
		Series - 2005 BA (Class B)
375,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	379,054
		Series - 2010 5A (Class A)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,146,776		Centex Home Equity	5.540%	01/25/32	$1,146,727
		Series - 2002 A (Class AF6)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	391,501
		Series - 2004 2 (Class 1M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	184,512
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	108,705
		Series - 2002 2 (Class MF2)
113,990		CIT Group Home Equity Loan Trust	6.830	06/25/33	4,189
		Series - 2002 2 (Class BF)
293,661	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	286,685
		Series - 2006 15 (Class A2)
111,656	i	Countrywide Home Equity Loan Trust	0.410	02/15/29	71,036
		Series - 2004 B (Class 1A)
100,885	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	98,479
		Series - 2007 MX1 (Class A1)
185,000	g,i	DB/UBS Mortgage Trust	5.470	11/10/46	191,561
		Series - 2011 LC1A (Class B)
1,025,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	979,320
		Series - 2011 LC1A (Class C)
1,971,867	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	1,849,980
		Series - 2007 1A (Class AF3)
400,000		Ford Credit Auto Owner Trust	3.210	07/15/17	405,202
		Series - 2011 A (Class D)
605,203		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	593,156
		Series - 2006 HLTV (Class A3)
2,650,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	2,122,597
		Series - 2006 HLTV (Class A4)
84		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	84
		Series - 2007 1 (Class A1F)
4,879,194	i	JP Morgan Mortgage Acquisition Corp	0.340	05/25/36	4,314,563
		Series - 2006 ACC1 (Class A4)
1,567,763		Lehman XS Trust	6.500	06/25/46	905,197
		Series - 2006 13 (Class 2A1)
80,740	i	Morgan Stanley ABS Capital I	0.270	01/25/37	78,590
		Series - 2007 HE2 (Class A2A)
1,235,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	596,527
		Series - 2006 3 (Class AF3)
554,171		Residential Asset Mortgage Products, Inc	4.970	09/25/33	562,734
		Series - 2003 RZ5 (Class A7)
3,820,655	i	Residential Asset Mortgage Products, Inc	0.810	11/25/34	3,105,386
		Series - 2004 RS11 (Class M1)
245,419	i	Residential Asset Securities Corp	6.490	10/25/30	218,894
		Series - 2001 KS2 (Class AI6)
170,000	i	Residential Asset Securities Corp	0.620	04/25/35	151,059
		Series - 2005 KS3 (Class M3)
69,124		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	68,263
		Series - 2006 HI5 (Class A2)
6,419,066		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	6,035,623
		Series - 2006 HI2 (Class A3)
923,410		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	866,816
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	439,661
		Series - 2006 HI1 (Class M1)
1,500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	1,179,209
		Series - 2006 HI1 (Class M2)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,141,642		Residential Funding Mortgage Securities II, Inc	5.440%	09/25/36	$2,840,403
		Series - 2006 HI4 (Class A3)
674,834		Saxon Asset Securities Trust	6.120	11/25/30	686,134
		Series - 2002 2 (Class AF6)
144,632	i	Securitized Asset Backed Receivables LLC Trust	0.340	03/25/36	136,510
		Series - 2006 NC2 (Class A2)
500,000	g,m	SLM Student Loan Trust	4.370	04/17/28	518,091
		Series - 2011 A (Class A2)
340,000	g,m	SLM Student Loan Trust	3.740	02/15/29	339,860
		Series - 2011 B (Class A2)
1,239,060	i	Soundview Home Equity Loan Trust	0.300	10/25/36	1,211,777
		Series - 2006 EQ1 (Class A2)
455,000	g	Vornado DP LLC	5.280	09/13/28	431,476
		Series - 2010 VNO (Class C)
832,679	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	686,961
		Series - 2006 N1 (Class N1)
216,037	g,i	Wachovia Loan Trust	0.550	05/25/35	174,429
		Series - 2005 SD1 (Class A)
159,418	i	Wells Fargo Home Equity Trust	0.330	07/25/36	140,040
		Series - 2006 2 (Class A3)
200,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	219,816
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			36,435,646

OTHER MORTGAGE BACKED - 5.4%
400,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	361,449
		Series - 2005 3 (Class AJ)
2,423,000	g,i	Banc of America Commercial Mortgage, Inc	5.420	07/10/43	2,296,568
		Series - 2005 2 (Class E)
325,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	348,143
		Series - 2006 6 (Class A4)
800,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	795,004
		Series - 2006 4 (Class AM)
2,174,077	g,i	Banc of America Large Loan, Inc	5.900	02/15/51	2,305,135
		Series - 2010 UB3 (Class A4B3)
108,891		Bank of America Alternative Loan Trust	5.500	09/25/19	108,699
		Series - 2004 8 (Class 3A1)
1,009,434		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	903,943
		Series - 2005 AC2 (Class 1A)
200,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	215,270
		Series - 2006 PW14 (Class A4)
330,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	335,059
		Series - 2006 PW13 (Class AM)
100,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	99,088
		Series - 2006 T24 (Class AM)
115,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	124,899
		Series - 2007 PW17 (Class A4)
140,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	152,172
		Series - 2007 PW18 (Class A4)
138,530		Chase Mortgage Finance Corp	5.500	10/25/35	136,956
		Series - 2005 S2 (Class A24)
1,144,131		Citicorp Mortgage Securities, Inc	5.500	07/25/35	1,055,971
		Series - 2005 4 (Class 1A7)
560,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	553,040
		Series - 2007 C9 (Class AM)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$477,249		Countrywide Alternative Loan Trust	5.500%	08/25/16	$469,218
		Series - 2004 30CB (Class 1A15)
1,757,209		Countrywide Alternative Loan Trust	5.500	10/25/35	336,982
		Series - 2005 42CB (Class A12)
211,066		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	207,664
		Series - 2005 12 (Class 1A5)
111,331		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	110,166
		Series - 2005 J3 (Class 1A1)
162,843	g,i	Credit Suisse Mortgage Capital Certificates	0.370	04/15/22	151,061
		Series - 2007 TF2A (Class A1)
2,400,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	2,321,836
		Series - 2009 RR1 (Class A3C)
170,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	174,256
		Series - 2003 C3 (Class B)
140,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	134,033
		Series - 2005 C5 (Class AJ)
1,855,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	1,905,991
		Series - 2006 GG7 (Class AM)
325,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	353,196
		Series - 2006 GG6 (Class A4)
430,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	424,936
		Series - 2010 C1 (Class B)
305,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	292,055
		Series - 2010 C2 (Class C)
515,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	511,289
		Series - 2010 C2 (Class B)
5,000,000	i	GS Mortgage Securities Corp II	5.990	08/10/45	5,368,001
		Series - 2007 GG10 (Class A4)
124,517	i	GSR Mortgage Loan Trust	2.800	01/25/36	117,322
		Series - 2006 AR1 (Class 2A2)
3,960,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	3,922,516
		Series - 2010 C2 (Class B)
125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.720	11/15/43	121,537
		Series - 2010 C2 (Class C)
2,090,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	2,120,730
		Series - 2006 LDP8 (Class AM)
140,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.480	05/15/45	127,940
		Series - 2006 LDP8 (Class AJ)
310,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.250	07/15/46	287,444
		Series - 2011 C4 (Class C)
720,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	766,632
		Series - 2006 LDP9 (Class A3)
1,040,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	1,121,638
		Series - 2007 LD11 (Class A4)
151,032	i	JP Morgan Mortgage Trust	4.290	04/25/35	149,445
		Series - 2005 A2 (Class 5A1)
200,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	213,659
		Series - 2005 C1 (Class A4)
325,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	351,004
		Series - 2005 C2 (Class A5)
1,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	1,207,099
		Series - 2007 C1 (Class A4)
725,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	772,695
		Series - 2007 C2 (Class A3)
780,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	758,089
		Series - 2007 C1 (Class AM)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$75,000	i	LB-UBS Commercial Mortgage Trust	5.860%	07/15/40	$81,371
		Series - 2007 C6 (Class A4)
256,177		MASTR Asset Securitization Trust	5.000	05/25/35	257,366
		Series - 2005 1 (Class 2A5)
241,897	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	250,793
		Series - 2005 CIP1 (Class AM)
275,000	i	Merrill Lynch Mortgage Trust	5.860	05/12/39	304,025
		Series - 2006 C1 (Class A4)
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.610	02/12/39	272,826
		Series - 2006 1 (Class A4)
645,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	687,562
		Series - 2006 4 (Class A3)
4,000,000	i	Morgan Stanley Capital I	5.300	06/15/40	3,898,053
		Series - 2004 IQ8 (Class C)
1,445,000	i	Morgan Stanley Capital I	5.450	02/12/44	1,555,665
		Series - 2007 HQ11 (Class A4)
420,000		Morgan Stanley Capital I	5.360	03/15/44	445,644
		Series - 2007 IQ13 (Class A4)
300,000	g,i	Morgan Stanley Capital I	5.260	09/15/47	307,915
		Series - 2011 C1 (Class B)
1,480,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	1,407,155
		Series - 2011 C1 (Class C)
320,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	291,124
		Series - 2011 C1 (Class D)
125,000	i	Morgan Stanley Capital I	5.540	11/12/49	127,193
		Series - 2007 T25 (Class AM)
150,000		Morgan Stanley Capital I	4.770	07/15/56	145,553
		Series - 0 IQ9 (Class AJ)
1,145,000	g,i	RBSCF Trust	4.790	04/15/24	1,209,455
		Series - 2010 MB1 (Class B)
370,000	g,i	RBSCF Trust	4.830	04/15/24	382,624
		Series - 2010 MB1 (Class D)
908,150		Residential Accredit Loans, Inc	5.750	05/25/35	232,625
		Series - 2005 QS6 (Class A7)
565,859		Residential Accredit Loans, Inc	6.000	06/25/36	349,997
		Series - 2006 QS7 (Class A3)
575,535	i	Residential Accredit Loans, Inc	0.380	05/25/46	361,196
		Series - 2006 QO5 (Class 2A1)
411,685	i	Residential Funding Mortgage Securities I, Inc	3.000	08/25/35	365,467
		Series - 2005 SA3 (Class 2A1)
87,253	i	Structured Adjustable Rate Mortgage Loan Trust	0.570	03/25/35	83,882
		Series - 2005 6XS (Class A3)
588	i	Structured Adjustable Rate Mortgage Loan Trust	5.620	07/25/36	588
		Series - 2006 6 (Class 2A1)
1,425,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	1,288,454
		Series - 2007 C30 (Class AM)
880,000	i	Wachovia Bank Commercial Mortgage Trust	6.170	06/15/45	912,577
		Series - 2006 C26 (Class AM)
175,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	164,897
		Series - 2007 C34 (Class AM)
415,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	434,956
		Series - 2007 C31 (Class A5)
225,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	222,180
		Series - 2006 C29 (Class AM)
2,185,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	1,846,109
		Series - 2006 C29 (Class AJ)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000	i	Wachovia Bank Commercial Mortgage Trust	6.100%	02/15/51	$108,794
		Series - 2007 C33 (Class A4)
189,716	i	Wells Fargo Mortgage Backed Securities Trust	5.400	03/25/36	190,416
		Series - 2006 AR1 (Class 2A2)
225,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.280	10/15/57	229,231
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			53,005,523

		TOTAL STRUCTURED ASSETS			89,441,169
		(Cost $95,743,250)

		TOTAL BONDS			927,834,447
		(Cost $913,985,255)

SHARES		COMPANY

PREFERRED STOCKS - 0.3%

BANKS - 0.0%
38,322	*	Federal Home Loan Mortgage Corp	8.380	12/30/49	113,050
110,728	*	Federal National Mortgage Association	8.250	12/30/49	238,065

		TOTAL BANKS			351,115

DIVERSIFIED FINANCIALS - 0.3%
80,000	*	GMAC Capital Trust I	8.130	02/15/40	2,048,000

		TOTAL DIVERSIFIED FINANCIALS			2,048,000

		TOTAL PREFERRED STOCKS			2,399,115
		(Cost $5,726,250)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 8.8%
GOVERNMENT AGENCY DEBT - 3.6%
	Federal Home Loan Bank (FHLB)
$1,005,000	FHLB	0.017	07/22/11	1,004,971
2,260,000	FHLB	0.026	07/29/11	2,259,895
2,225,000	FHLB	0.063	09/16/11	2,224,858
2,366,000	FHLB	0.114	12/16/11	2,365,005
	Federal Home Loan Mortgage Corp (FHLMC)
9,125,000	FHLMC	0.016	07/18/11	9,124,677
10,000,000	FHLMC	0.018	07/25/11	9,999,567
4,330,000	FHLMC	0.031	08/08/11	4,329,726
	Federal National Mortgage Association (FNMA)
2,885,000	FNMA	0.038	09/07/11	2,884,835
285,000	FNMA	0.038	09/16/11	284,982

	TOTAL GOVERNMENT AGENCY DEBT			34,478,516

TREASURY DEBT - 5.2%
9,180,000	United States Treasury Bill	0.073	08/25/11	9,177,861
9,845,000	United States Treasury Bill	0.057	09/15/11	9,844,587
19,730,000	United States Treasury Bill	0.038-0.040	10/06/11	19,728,145
9,650,000	United States Treasury Note	0.725	10/31/11	9,679,404
1,410,000	United States Treasury Bill	0.081	11/17/11	1,409,701

	TOTAL TREASURY DEBT			49,839,698

	TOTAL SHORT-TERM INVESTMENTS			84,318,214
	(Cost $84,311,106)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

	TOTAL INVESTMENTS - 107.0%			$1,025,835,169
	(Cost $1,015,314,446)
	OTHER ASSETS & LIABILITIES, NET - (7.0)%			(67,345,618)

	NET ASSETS - 100.0%			$958,489,551

Abbreviation(s):
	ABS	Asset-Based Security
	REIT	Real Estate Investment Trust

*	Non-income producing.
d	All or a portion of these securities have been seregated by the custodian to cover requirements on swap agreements.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011 the value of these securities amounted to $149,889,960 or 15.6% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
n	In default.
o	Payment in Kind Bond.

TIAA-CREF FUNDS – Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.5%

CAPITAL GOODS - 0.1%
$497,500	i	TransDigm, Inc	4.000%	02/14/17	$498,311

		TOTAL CAPITAL GOODS			498,311

CONSUMER SERVICES - 0.2%
1,496,250	i	Ameristar Casinos, Inc	4.000	04/14/18	1,499,991

		TOTAL CONSUMER SERVICES			1,499,991

DIVERSIFIED FINANCIALS - 0.4%
1,995,000	i	TransUnion LLC	4.750	02/10/18	1,991,887

		TOTAL DIVERSIFIED FINANCIALS			1,991,887

FOOD & STAPLES RETAILING - 0.3%
2,000,000	i	Del Monte Foods Co	4.500	02/15/18	1,993,220

		TOTAL FOOD & STAPLES RETAILING			1,993,220

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
1,827,527	i	Fresenius US Finance I, Inc	3.500	09/10/14	1,822,959
657,088	i	Fresenius US Finance I, Inc	3.500	09/10/14	655,445
969,835	i	HCA, Inc	1.557	11/17/12	963,658

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,442,062

		TOTAL BANK LOAN OBLIGATIONS			9,425,471
		(Cost $9,405,679)

BONDS - 92.9%

CORPORATE BONDS - 33.1%

AUTOMOBILES & COMPONENTS - 0.0%
295,000	g	Kia Motors Corp	3.630	06/14/16	291,813

		TOTAL AUTOMOBILES & COMPONENTS			291,813

BANKS - 4.2%
500,000	g,i	Banco Bradesco S.A.	2.360	05/16/14	506,264
500,000	g	Banco Bradesco S.A.	4.130	05/16/16	503,150
500,000	g	Banco de Credito del Peru	4.750	03/16/16	495,000
500,000		Banco de Oro Unibank, Inc	3.880	04/22/16	478,186
285,000	g	Banco do Brasil S.A.	4.500	01/22/15	297,113
500,000	g,i	Banco Santander Chile	1.520	04/20/12	500,414
280,000	g	Banco Santander Chile	3.750	09/22/15	282,100
400,000	g	BanColombia S.A.	4.250	01/12/16	402,000
1,000,000		Bank of America Corp	4.750	08/15/13	1,048,325
4,160,000	g	Bank of Nova Scotia	1.650	10/29/15	4,088,713

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.250%	02/24/14	$1,015,131
250,000		Deutsche Bank AG	3.880	08/18/14	262,774
250,000		First Horizon National Corp	5.380	12/15/15	265,979
1,000,000	g	HSBC Bank plc	1.630	08/12/13	1,003,705
1,000,000	g	HSBC Bank plc	3.500	06/28/15	1,026,133
618,000	g	ICICI Bank Ltd	5.500	03/25/15	648,983
500,000	g	ICICI Bank Ltd	4.750	11/25/16	498,872
495,000		JPMorgan Chase & Co	4.650	06/01/14	531,806
3,100,000		JPMorgan Chase & Co	3.400	06/24/15	3,182,617
1,975,000		JPMorgan Chase & Co	3.450	03/01/16	2,011,803
500,000	g	National Australia Bank Ltd	2.500	01/08/13	509,632
275,000		Northern Trust Corp	4.630	05/01/14	300,316
500,000	g	Shinhan Bank	4.130	10/04/16	509,158
1,000,000	g	Sumitomo Mitsui Banking Corp	2.150	07/22/13	1,014,757
1,000,000		US Bancorp	1.130	10/30/13	999,302
250,000		Wachovia Bank NA	5.300	10/15/11	253,317
2,715,000		Wells Fargo & Co	3.680	06/15/16	2,789,224
1,000,000		Westpac Banking Corp	2.100	08/02/13	1,012,500
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,010,841
200,000		Zions Bancorporation	7.750	09/23/14	219,291

		TOTAL BANKS			27,667,406

CAPITAL GOODS - 0.6%
50,000		Black & Decker Corp	8.950	04/15/14	59,165
2,500,000		Caterpillar Financial Services Corp	1.550	12/20/13	2,521,409
250,000		CRH America, Inc	4.130	01/15/16	255,779
250,000		ITT Corp	4.900	05/01/14	272,722
1,000,000		Tyco International Finance S.A.	6.000	11/15/13	1,105,463
75,000		Tyco International Finance S.A.	4.130	10/15/14	79,781

		TOTAL CAPITAL GOODS			4,294,319

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
1,000,000		Johnson Controls, Inc	1.750	03/01/14	1,008,290
1,000,000		Thomson Corp	5.250	08/15/13	1,083,509

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,091,799

CONSUMER DURABLES & APPAREL - 0.4%
1,000,000	i	Hanesbrands, Inc	3.770	12/15/14	993,750
1,350,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	1,373,012
200,000		Whirlpool Corp	8.000	05/01/12	211,316

		TOTAL CONSUMER DURABLES & APPAREL			2,578,078

CONSUMER SERVICES - 0.1%
390,000	g	Transnet Ltd	4.500	02/10/16	402,514

		TOTAL CONSUMER SERVICES			402,514

DIVERSIFIED FINANCIALS - 6.7%
2,000,000	g	Abbey National Treasury Services plc	3.880	11/10/14	2,036,702
250,000		American Express Centurion Bank	5.550	10/17/12	263,922
1,000,000		American Express Credit Corp	5.880	05/02/13	1,076,541
1,000,000	g	American Honda Finance Corp	4.630	04/02/13	1,056,136
500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	508,125
500,000	g	Bangkok Bank PCL	3.250	10/18/15	496,682
1,725,000		Bank of America Corp	3.630	03/17/16	1,729,968
200,000		Bank of New York Mellon Corp	4.300	05/15/14	216,192

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		Barclays Bank plc	5.200%	07/10/14	$135,222
500,000		BlackRock, Inc	3.500	12/10/14	526,933
2,000,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	2,008,373
1,500,000		Citigroup, Inc	6.000	12/13/13	1,630,919
4,565,000		Citigroup, Inc	5.000	09/15/14	4,783,927
1,000,000	i	Countrywide Financial Corp	0.710	05/07/12	1,000,263
130,000		Credit Suisse	5.000	05/15/13	138,764
500,000		Credit Suisse	5.500	05/01/14	549,173
100,000		Daimler Finance North America LLC	5.750	09/08/11	100,908
500,000		FIA Card Services NA	7.130	11/15/12	533,720
1,000,000		Ford Motor Credit Co LLC	9.880	08/10/11	1,006,327
300,000		Ford Motor Credit Co LLC	7.250	10/25/11	304,502
140,000		Franklin Resources, Inc	3.130	05/20/15	145,785
1,000,000		General Electric Capital Corp	2.800	01/08/13	1,025,390
1,250,000		General Electric Capital Corp	1.880	09/16/13	1,264,269
500,000		General Electric Capital Corp	3.750	11/14/14	529,254
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	400,000
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	683,491
50,000		Goldman Sachs Group, Inc	4.750	07/15/13	52,782
1,000,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,018,268
2,015,000		Goldman Sachs Group, Inc	3.630	02/07/16	2,036,879
500,000		HSBC Finance Corp	4.750	07/15/13	529,457
160,000	g	Hyundai Capital America	3.750	04/06/16	160,568
200,000	g	Hyundai Capital Services, Inc	4.380	07/27/16	205,085
150,000	g	International Lease Finance Corp	6.500	09/01/14	159,000
300,000		International Lease Finance Corp	5.750	05/15/16	295,415
385,000	g	Inversiones CMPC S.A.	4.750	01/19/18	384,629
1,000,000		Jefferies Group, Inc	3.880	11/09/15	1,016,236
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	50
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	318,238
1,900,000		Morgan Stanley	3.250	12/01/11	1,922,304
1,525,000		Morgan Stanley	6.000	05/13/14	1,660,908
150,000		Morgan Stanley	6.000	04/28/15	162,610
1,000,000		Morgan Stanley	3.800	04/29/16	988,388
425,000		NASDAQ OMX Group, Inc	2.500	08/15/13	426,594
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	252,893
535,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	547,258
375,000		Nomura Holdings, Inc	4.130	01/19/16	379,764
500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	513,938
1,000,000		Rabobank Nederland NV	2.130	10/13/15	990,614
1,000,000		Royal Bank of Scotland plc	3.400	08/23/13	1,023,250
225,000		State Street Corp	4.300	05/30/14	243,325
1,000,000		Toyota Motor Credit Corp	1.380	08/12/13	1,006,865
1,000,000		UBS AG.	2.250	08/12/13	1,017,211
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,025,795
1,000,000	g	Volkswagen International Finance NV	1.630	08/12/13	1,006,811
100,000	g	WT Finance Aust Pty Ltd	5.130	11/15/14	108,942

		TOTAL DIVERSIFIED FINANCIALS			43,605,565

ENERGY - 2.2%
142,000		Arch Western Finance LLC	6.750	07/01/13	142,178
200,000		Baker Hughes, Inc	6.500	11/15/13	224,880
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,083,464
530,000		BP Capital Markets plc	3.200	03/11/16	539,063
2,500,000		Chesapeake Energy Corp	7.630	07/15/13	2,724,999
300,000		Chevron Corp	3.450	03/03/12	306,284

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$350,000		ConocoPhillips	4.600%	01/15/15	$386,591
500,000		Devon Energy Corp	5.630	01/15/14	554,098
441,800		Dolphin Energy Ltd	5.890	06/15/19	476,040
390,000	g	Empresa Nacional del Petroleo	4.880	03/15/14	415,159
225,000		Enterprise Products Operating LLC	4.600	08/01/12	233,680
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,183,944
500,000	g	Gaz Capital S.A.	7.510	07/31/13	550,029
350,000	g	Gaz Capital S.A.	5.090	11/29/15	364,980
350,000	g	Marathon Petroleum Corp	3.500	03/01/16	358,787
375,000		Noble Holding International Ltd	3.450	08/01/15	388,154
500,000	g	Novatek Finance Ltd	5.330	02/03/16	515,000
500,000		Occidental Petroleum Corp	2.500	02/01/16	507,081
225,000		Petrobras International Finance Co	3.880	01/27/16	229,122
500,000		Petroleos Mexicanos	4.880	03/15/15	541,250
500,000		Shell International Finance BV	3.100	06/28/15	522,549
100,000		Statoil ASA	2.900	10/15/14	104,915
1,000,000		Total Capital Canada Ltd	1.630	01/28/14	1,014,490
475,000		Valero Energy Corp	4.500	02/01/15	507,065
250,000		XTO Energy, Inc	4.630	06/15/13	268,381

		TOTAL ENERGY			14,142,183

FOOD & STAPLES RETAILING - 0.7%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,115,687
1,000,000		Kroger Co	5.000	04/15/13	1,065,849
2,000,000		SUPERVALU, Inc	7.500	05/15/12	2,060,000

		TOTAL FOOD & STAPLES RETAILING			4,241,536

FOOD, BEVERAGE & TOBACCO - 1.8%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.130	01/15/15	752,824
500,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	509,460
500,000	g	CCL Finance Ltd	9.500	08/15/14	578,125
600,000		Coca-Cola Enterprises, Inc	5.000	08/15/13	651,286
1,000,000		Coca-Cola Enterprises, Inc	1.130	11/12/13	999,052
2,000,000		Constellation Brands, Inc	8.380	12/15/14	2,274,999
1,000,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,019,728
1,225,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	1,330,901
135,000		General Mills, Inc	5.200	03/17/15	150,343
1,000,000		Kraft Foods, Inc	5.250	10/01/13	1,086,671
50,000		PepsiAmericas, Inc	5.750	07/31/12	52,776
1,000,000		PepsiCo, Inc	0.880	10/25/13	999,442
900,000		PepsiCo, Inc	2.500	05/10/16	909,516
150,000		Philip Morris International, Inc	4.880	05/16/13	160,910
250,000		Philip Morris International, Inc	6.880	03/17/14	287,050

		TOTAL FOOD, BEVERAGE & TOBACCO			11,763,083

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
250,000		Boston Scientific Corp	4.500	01/15/15	263,593
1,818,000		CHS/Community Health Systems	8.880	07/15/15	1,872,540
1,538,000		HCA, Inc	6.300	10/01/12	1,584,140
1,000,000	o	HCA, Inc	9.630	11/15/16	1,063,750
904,000		McKesson Corp	3.250	03/01/16	932,055
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,008,759
200,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	203,676
1,000,000		Thermo Fisher Scientific, Inc	2.050	02/21/14	1,019,546
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	254,680

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,202,739

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE - 1.1%
$1,000,000		American International Group, Inc	3.650%	01/15/14	$1,019,090
2,000,000		MetLife, Inc	2.380	02/06/14	2,038,040
1,020,000		Progressive Corp	6.380	01/15/12	1,052,468
1,000,000		Prudential Financial, Inc	5.100	09/20/14	1,087,179
250,000		United Health Group, Inc	4.880	02/15/13	264,362
1,500,000		Willis Group Holdings plc	4.130	03/15/16	1,529,301

		TOTAL INSURANCE			6,990,440

MATERIALS - 2.0%
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	210,019
2,000,000		Airgas, Inc	2.850	10/01/13	2,050,448
40,000		Airgas, Inc	4.500	09/15/14	42,830
1,665,000	g	Anglo American Capital plc	2.150	09/27/13	1,686,931
2,000,000		ArcelorMittal	5.380	06/01/13	2,129,434
675,000		ArcelorMittal	3.750	08/05/15	690,200
650,000		ArcelorMittal	3.750	02/01/16	657,264
500,000		Bemis Co, Inc	4.880	04/01/12	514,130
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,100,005
1,000,000	g,i	Cemex SAB de C.V.	5.250	09/30/15	965,000
1,000,000		EI Du Pont de Nemours & Co	3.250	01/15/15	1,047,857
290,000	g	Hyundai Steel Co	4.630	04/21/16	297,843
1,606,000		Lafarge S.A.	6.150	07/15/11	1,608,170

		TOTAL MATERIALS			13,000,131

MEDIA - 1.6%
600,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	672,023
500,000		DIRECTV Holdings LLC	3.500	03/01/16	516,108
2,300,000		Echostar DBS Corp	6.380	10/01/11	2,320,124
2,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,215,000
1,000,000		Lamar Media Corp	9.750	04/01/14	1,155,000
1,000,000		Lamar Media Corp	6.630	08/15/15	1,011,250
1,000,000	g	NBC Universal, Inc	3.650	04/30/15	1,049,913
1,000,000		Time Warner Cable, Inc	7.500	04/01/14	1,152,055
250,000		Time Warner, Inc	3.150	07/15/15	258,543
125,000		Viacom, Inc	4.380	09/15/14	134,253

		TOTAL MEDIA			10,484,269

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
1,000,000		Abbott Laboratories	2.700	05/27/15	1,039,580
625,000		Agilent Technologies, Inc	2.500	07/15/13	636,364
325,000		Eli Lilly & Co	3.550	03/06/12	332,105
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	1,075,255
600,000		Johnson & Johnson	2.150	05/15/16	601,426
120,000		Life Technologies Corp	3.500	01/15/16	122,734
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,003,587
180,000		Novartis Capital Corp	4.130	02/10/14	193,984
500,000		Novartis Capital Corp	2.900	04/24/15	520,163
175,000		Pfizer, Inc	5.350	03/15/15	197,309

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,722,507

REAL ESTATE - 0.2%
75,000		AMB Property LP	7.630	08/15/14	85,433
1,000,000		Health Care REIT, Inc	3.630	03/15/16	1,006,319

		TOTAL REAL ESTATE			1,091,752

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 1.1%
$2,000,000		Ltd	5.250%	11/01/14	$2,090,000
1,000,000		Macy’s Retail Holdings, Inc	5.880	01/15/13	1,064,146
2,212,000		Macy’s Retail Holdings, Inc	5.750	07/15/14	2,433,142
500,000		Staples, Inc	9.750	01/15/14	595,246
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	1,052,383

		TOTAL RETAILING			7,234,917

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
2,000,000	g	Broadcom Corp	1.500	11/01/13	2,004,660
500,000		National Semiconductor Corp	3.950	04/15/15	531,574
1,000,000		Texas Instruments, Inc	2.380	05/16/16	1,000,308

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,536,542

SOFTWARE & SERVICES - 2.0%
5,000,000		International Business Machines Corp	1.000	08/05/13	5,014,385
5,000,000		Microsoft Corp	0.880	09/27/13	5,008,794
1,000,000		Microsoft Corp	1.630	09/25/15	989,412
1,000,000		Oracle Corp	4.950	04/15/13	1,072,851

		TOTAL SOFTWARE & SERVICES			12,085,442

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
250,000		Amphenol Corp	4.750	11/15/14	272,387
668,000		Cisco Systems, Inc	2.900	11/17/14	702,660
300,000		Hewlett-Packard Co	4.250	02/24/12	307,224
130,000		Hewlett-Packard Co	4.500	03/01/13	137,676
100,000		Hewlett-Packard Co	4.750	06/02/14	109,126
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	1,058,694
250,000		Juniper Networks, Inc	3.100	03/15/16	254,727
250,000		L-3 Communications Corp	6.380	10/15/15	256,875
175,000		Xerox Corp	8.250	05/15/14	205,339

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,304,708

TELECOMMUNICATION SERVICES - 1.7%
100,000		AT&T, Inc	7.300	11/15/11	102,422
1,000,000		AT&T, Inc	2.500	08/15/15	1,013,011
1,000,000		AT&T, Inc	2.950	05/15/16	1,012,784
1,000,000		British Telecommunications plc	5.150	01/15/13	1,060,215
1,000,000		Cellco Partnership	7.380	11/15/13	1,136,980
1,000,000		France Telecom S.A.	2.130	09/16/15	998,311
1,000,000		Telecom Italia Capital S.A.	5.250	11/15/13	1,049,773
850,000		Telecom Italia Capital S.A.	6.180	06/18/14	914,668
1,000,000		Telefonica Emisiones SAU	2.580	04/26/13	1,010,344
1,000,000		Telefonica Emisiones SAU	3.730	04/27/15	1,018,179
1,000,000		Telefonica Emisiones SAU	3.990	02/16/16	1,011,523
190,000		Verizon Communications, Inc	5.250	04/15/13	204,011
500,000	g,m	Vimpelcom Holdings	6.250	03/01/17	493,766
250,000		Windstream Corp	8.130	08/01/13	271,250

		TOTAL TELECOMMUNICATION SERVICES			11,297,237

TRANSPORTATION - 1.3%
2,000,000	g	Bombardier, Inc	6.300	05/01/14	2,145,000
1,000,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	1,001,662

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,600,000		CSX Corp	5.750%	03/15/13	$1,721,511
1,000,000	g	ERAC USA Finance LLC	5.800	10/15/12	1,054,263
1,000,000	g	ERAC USA Finance LLC	2.750	07/01/13	1,020,198
1,000,000	g	Southwest Airlines Co	10.500	12/15/11	1,038,324
175,000	g	Union Pacific Corp	4.160	07/15/22	173,237

		TOTAL TRANSPORTATION			8,154,195

UTILITIES - 2.0%
500,000	g	Abu Dhabi National Energy Co	6.600	08/01/13	541,250
1,000,000		AES Corp	7.750	03/01/14	1,080,000
180,000		Alliant Energy Corp	4.000	10/15/14	189,363
250,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	285,833
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,089,409
1,000,000		Dominion Resources, Inc	1.800	03/15/14	1,009,462
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	554,653
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,891,289
500,000	g	KazMunaiGaz Finance Sub BV	8.380	07/02/13	546,850
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,029,564
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	197,884
500,000		Korea Midland Power Co Ltd	5.380	02/11/13	524,885
1,000,000		Northeast Utilities	5.650	06/01/13	1,075,687
625,000		ONEOK Partners LP	5.900	04/01/12	648,361
500,000		Pepco Holdings, Inc	2.700	10/01/15	502,641
500,000		PG&E Corp	5.750	04/01/14	551,917
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	546,900
250,000		Veolia Environnement	5.250	06/03/13	268,040
450,000		Williams Partners LP	3.800	02/15/15	471,373

		TOTAL UTILITIES			13,005,361

		TOTAL CORPORATE BONDS			215,188,536
		(Cost $211,842,027)

GOVERNMENT BONDS - 51.2%

AGENCY SECURITIES - 15.3%
		Federal Farm Credit Bank (FFCB)
1,000,000		FFCB	1.380	06/25/13	1,018,303
		Federal Home Loan Bank (FHLB)
1,200,000		FHLB	3.630	09/16/11	1,209,037
3,000,000		FHLB	1.880	06/21/13	3,080,559
		Federal Home Loan Mortgage Corp (FHLMC)
5,000,000		FHLMC	0.750	03/28/13	5,025,670
		Federal National Mortgage Association (FNMA)
3,000,000		FNMA	0.880	01/12/12	3,009,801
2,000,000		FNMA	3.630	02/12/13	2,100,422
6,500,000		FNMA	1.250	08/20/13	6,588,855
1,500,000		FNMA	2.750	03/13/14	1,577,918
1,000,000		FNMA	2.500	05/15/14	1,043,886
25,000,000		FNMA	1.130	06/27/14	25,138,774
2,000,000		FNMA	3.000	09/16/14	2,123,266
5,000,000		FNMA	2.630	11/20/14	5,243,535
3,000,000		Bank of America Corp	2.380	06/22/12	3,061,368
1,000,000		CitiBank NA	1.380	08/10/11	1,001,246
2,000,000		Citigroup Funding, Inc	1.880	10/22/12	2,038,896
3,000,000		Citigroup Funding, Inc	2.250	12/10/12	3,075,678
2,000,000		Citigroup, Inc	2.130	04/30/12	2,031,534

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g,j	FDIC Structured Sale Guarantee	0.000%	10/25/12	$1,970,020
1,000,000		General Electric Capital Corp	2.250	03/12/12	1,014,373
400,000		General Electric Capital Corp	2.200	06/08/12	407,416
300,000		General Electric Capital Corp	2.130	12/21/12	307,151
2,000,000		General Electric Capital Corp	2.630	12/28/12	2,060,460
2,800,000		GMAC, Inc	1.750	10/30/12	2,847,538
3,600,000		GMAC, Inc	2.200	12/19/12	3,691,386
1,500,000		JPMorgan Chase & Co	3.130	12/01/11	1,518,396
500,000		KeyBank NA	3.200	06/15/12	514,044
750,000		New York Community Bank	3.000	12/16/11	759,864
7,000,000		Private Export Funding Corp	4.900	12/15/11	7,151,801
2,000,000		Private Export Funding Corp	3.550	04/15/13	2,106,268
1,000,000		Sovereign Bancorp, Inc	2.750	01/17/12	1,013,185
3,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	3,060,507
1,000,000		State Street Corp	2.150	04/30/12	1,015,942
500,000		US Central Federal Credit Union	1.900	10/19/12	508,881
500,000		Wells Fargo & Co	2.130	06/15/12	508,466

		TOTAL AGENCY SECURITIES			98,824,446

FOREIGN GOVERNMENT BONDS - 4.8%
1,250,000	g	Bank of Montreal	2.630	01/25/16	1,272,005
150,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	152,816
800,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	819,738
750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	767,363
1,100,000		Eksportfinans ASA	5.000	02/14/12	1,130,863
1,140,000		Eksportfinans ASA	2.000	09/15/15	1,136,935
1,000,000		Export Development Canada	2.250	05/28/15	1,030,568
300,000		Export-Import Bank of Korea	8.130	01/21/14	342,938
325,000		Export-Import Bank of Korea	4.130	09/09/15	338,367
500,000		Export-Import Bank of Korea	3.750	10/20/16	504,354
125,000		Hungary Government International Bond	4.750	02/03/15	128,438
330,000		Korea Development Bank	3.250	03/09/16	329,040
2,280,000	g	National Bank of Canada	1.650	01/30/14	2,312,358
420,000		Poland Government International Bond	3.880	07/16/15	434,280
195,000	g	Portugal Government International Bond	3.500	03/25/15	149,628
3,000,000		Province of British Columbia Canada	2.850	06/15/15	3,146,561
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	2,959,023
2,000,000		Province of Nova Scotia Canada	2.380	07/21/15	2,049,586
1,200,000		Province of Ontario Canada	4.100	06/16/14	1,299,743
700,000		Province of Ontario Canada	2.950	02/05/15	734,039
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,348,881
791,000	g	Qatar Government International Bond	4.000	01/20/15	828,573
500,000		Republic of Korea	5.750	04/16/14	550,472
4,000,000	g	Royal Bank of Canada	3.130	04/14/15	4,158,231
700,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	719,250
500,000		South Africa Government International Bond	6.500	06/02/14	560,750
1,200,000	g	Toronto-Dominion Bank	2.200	07/29/15	1,215,962
500,000	g	Ukraine Government International Bond	6.250	06/17/16	499,400
516,000		United Mexican States	5.880	02/17/14	571,986

		TOTAL FOREIGN GOVERNMENT BONDS			31,492,148

MORTGAGE BACKED - 2.8%
		Federal Home Loan Mortgage Corp (FHLMC)
26,432		FHLMC	5.130	10/15/15	26,498
		Federal Home Loan Mortgage Corp Gold (FGLMC)
47,276		FGLMC	6.000	12/01/17	51,388

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$253,890		FGLMC	5.500%	01/01/19	$277,116
225,315		FGLMC	5.500	01/01/19	245,926
		Federal National Mortgage Association (FNMA)
16,505		FNMA	5.000	06/01/13	17,383
1,535,959	i	Countrywide Alternative Loan Trust	0.330	07/25/46	1,388,531
4,896,732		Federal Home Loan Mortgage Corp (FHLMC)	4.000	05/15/37	5,171,683
4,599,304		Federal National Mortgage Association (FNMA)	4.000	10/25/24	4,856,085
4,772,872		Federal National Mortgage Association (FNMA)	4.500	10/25/28	5,027,318
94,996	i	Greenpoint Mortgage Funding Trust	0.290	09/25/46	93,756
1,069,531	i	Greenpoint Mortgage Funding Trust	0.270	10/25/46	1,004,364

		TOTAL MORTGAGE BACKED			18,160,048

U.S. TREASURY SECURITIES - 28.3%
1,000,000		United States Treasury Note	1.000	12/31/11	1,004,336
140,000		United States Treasury Note	0.630	06/30/12	140,547
60,000		United States Treasury Note	1.380	10/15/12	60,825
19,925,000		United States Treasury Note	0.630	01/31/13	20,003,604
42,720,000		United States Treasury Note	1.130	06/15/13	43,272,369
7,395,000		United States Treasury Note	3.130	09/30/13	7,822,520
3,125,000	d	United States Treasury Note	0.500	10/15/13	3,120,119
900		United States Treasury Note	2.750	10/31/13	945
29,700,000		United States Treasury Note	1.250	04/15/14	30,117,641
2,318,000		United States Treasury Note	1.880	04/30/14	2,390,438
45,000		United States Treasury Note	2.250	05/31/14	46,909
25,000,000		United States Treasury Note	0.750	06/15/14	24,970,700
1,635,000		United States Treasury Note	2.630	06/30/14	1,722,754
2,991,000		United States Treasury Note	2.380	08/31/14	3,129,567
1,865,000		United States Treasury Note	2.380	10/31/14	1,950,527
1,373,000		United States Treasury Note	2.500	04/30/15	1,439,934
6,779,000		United States Treasury Note	1.250	09/30/15	6,735,045
3,967,000		United States Treasury Note	2.250	03/31/16	4,080,139
31,030,000		United States Treasury Note	1.750	05/31/16	31,078,407

		TOTAL U.S. TREASURY SECURITIES			183,087,326

		TOTAL GOVERNMENT BONDS			331,563,968
		(Cost $327,519,612)

STRUCTURED ASSETS - 8.6%

ASSET BACKED - 7.8%
230,520		Aames Mortgage Trust	6.900	06/25/32	182,486
		Series - 2002 1 (Class A3)
2,000,000		Ally Auto Receivables Trust	2.230	03/15/16	2,038,727
		Series - 2011 1 (Class A4)
2,700,000	g,m	Ally Auto Receivables Trust	2.590	07/15/16	2,711,910
		Series - 2011 2 (Class B)
2,000,000		AmeriCredit Automobile Receivables Trust	2.040	09/08/15	1,997,487
		Series - 2010 3 (Class B)
2,000,000		AmeriCredit Automobile Receivables Trust	2.330	03/08/16	1,999,667
		Series - 2011 2 (Class B)
2,250,000	i	Asset Backed Funding Certificates	0.630	06/25/35	2,009,459
		Series - 2005 WMC1 (Class M1)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	527,853
		Series - 2009 2A (Class A)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090%	04/20/15	$1,994,732
		Series - 2010 4A (Class A)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,015,412
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	157,555
		Series - 2011 1 (Class C)
152,903		Centex Home Equity	5.540	01/25/32	152,897
		Series - 2002 A (Class AF6)
889,158	i	Centex Home Equity	0.620	03/25/34	774,579
		Series - 2004 B (Class M1)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	152,128
		Series - 2004 2 (Class 1M2)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	92,256
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	108,705
		Series - 2002 2 (Class MF2)
113,990		CIT Group Home Equity Loan Trust	6.830	06/25/33	4,189
		Series - 2002 2 (Class BF)
202,811		Citicorp Mortgage Securities, Inc	5.710	07/25/36	204,029
		Series - 2006 1 (Class A3)
260,943	i	Countrywide Asset-Backed Certificates	4.450	10/25/35	260,843
		Series - 2005 7 (Class AF3)
381,218	i	Countrywide Asset-Backed Certificates	0.580	02/25/36	377,882
		Series - 2005 11 (Class 3AV2)
195,675	i	Countrywide Asset-Backed Certificates	0.280	01/25/46	193,175
		Series - 2006 8 (Class 2A2)
183,538	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	179,178
		Series - 2006 15 (Class A2)
1,345,965		Credit-Based Asset Servicing and Securitization LLC	4.830	08/25/35	1,326,073
		Series - 2005 CB5 (Class AF2)
161,559		Credit-Based Asset Servicing and Securitization LLC	5.840	04/25/37	161,962
		Series - 2007 CB4 (Class A2A)
2,000,000		DaimlerChrysler Financial Auto Securitization Trust	1.650	11/08/13	2,008,877
		Series - 2010 A (Class B)
1,314,578	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	1,233,320
		Series - 2007 1A (Class AF3)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	2,025,318
		Series - 2011 A (Class B)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.410	02/15/16	2,025,626
		Series - 2011 1 (Class B)
456,757		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	447,665
		Series - 2006 HLTV (Class A3)
2,000,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,601,960
		Series - 2006 HLTV (Class A4)
500,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	548,293
		Series - 2009 2A (Class A2)
381,699		HFC Home Equity Loan Asset Backed Certificates	5.660	03/20/36	383,288
		Series - 2006 3 (Class A2F)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	2,027,118
		Series - 2011 A (Class B)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,026,581
		Series - 2011 A (Class B)
49,934	i	Morgan Stanley ABS Capital I	0.270	01/25/37	48,604
		Series - 2007 HE2 (Class A2A)
1,000,000	g	Navistar Financial Corp Owner Trust	1.080	03/18/14	1,000,838
		Series - 2010 B (Class A3)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Renaissance Home Equity Loan Trust	5.590%	11/25/36	$241,509
		Series - 2006 3 (Class AF3)
650,671	i	Residential Asset Mortgage Products, Inc	0.490	04/25/35	568,965
		Series - 2005 RZ1 (Class A3)
2,092,486		Residential Funding Mortgage Securities II, Inc	5.570	02/25/36	2,101,982
		Series - 2006 HI1 (Class A3)
3,668,038		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	3,448,929
		Series - 2006 HI2 (Class A3)
1,200,433		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	1,126,861
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	393,070
		Series - 2006 HI1 (Class M2)
674,834		Saxon Asset Securities Trust	6.120	11/25/30	686,134
		Series - 2002 2 (Class AF6)
89,534	i	Securitized Asset Backed Receivables LLC Trust	0.340	03/25/36	84,506
		Series - 2006 NC2 (Class A2)
2,000,000	g,m	SLM Student Loan Trust	4.370	04/17/28	2,072,365
		Series - 2011 A (Class A2)
2,827,917	i	Soundview Home Equity Loan Trust	0.300	10/25/36	2,765,649
		Series - 2006 EQ1 (Class A2)
258,790	i	Structured Asset Securities Corp	0.240	02/25/37	250,434
		Series - 2007 BC1 (Class A2)
127,870	i	Structured Asset Securities Corp	0.280	02/25/37	126,632
		Series - 2007 WF1 (Class A2)
97,206	i	Wells Fargo Home Equity Trust	0.330	07/25/36	85,390
		Series - 2006 2 (Class A3)
2,000,000		World Financial Network Credit Card Master Trust	4.660	05/15/17	2,134,269
		Series - 2009 D (Class A)

		TOTAL ASSET BACKED			50,087,368

OTHER MORTGAGE BACKED - 0.8%
1,018,636		Citicorp Mortgage Securities, Inc	5.250	05/25/34	1,018,057
		Series - 2004 3 (Class A7)
122,538		First Horizon Asset Securities, Inc	5.500	11/25/33	122,791
		Series - 2003 9 (Class 1A4)
76,786	i	GSR Mortgage Loan Trust	2.800	01/25/36	72,349
		Series - 2006 AR1 (Class 2A2)
388,181	i	HSI Asset Securitization Corp Trust	0.550	07/25/35	371,075
		Series - 2005 NC1 (Class 2A3)
1,046,056		MASTR Asset Securitization Trust	5.000	05/25/35	1,050,911
		Series - 2005 1 (Class 2A5)
470,875	g	Morgan Stanley Capital I	2.600	09/15/47	481,532
		Series - 2011 C1 (Class A1)
1,544,335	i	Residential Funding Mortgage Securities I, Inc	3.000	08/25/35	1,370,960
		Series - 2005 SA3 (Class 2A1)
384	i	Structured Adjustable Rate Mortgage Loan Trust	5.620	07/25/36	384
		Series - 2006 6 (Class 2A1)
1,066,337	i	Wells Fargo Mortgage Backed Securities Trust	5.400	03/25/36	1,070,271
		Series - 2006 AR1 (Class 2A2)

		TOTAL OTHER MORTGAGE BACKED			5,558,330

		TOTAL STRUCTURED ASSETS			55,645,698
		(Cost $57,851,827)

		TOTAL BONDS			602,398,202
		(Cost $597,213,466)

TIAA-CREF FUNDS – Short-Term Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
15,738	*	Federal Home Loan Mortgage Corp	8.380%	12/30/49	$46,427
55,841	*	Federal National Mortgage Association	8.250	12/30/49	120,058

		TOTAL BANKS			166,485

		TOTAL PREFERRED STOCKS			166,485
		(Cost $1,789,475)

		TOTAL INVESTMENTS - 94.4%			611,990,158
		(Cost $608,408,620)
		OTHER ASSETS & LIABILITIES, NET - 5.6%			36,072,860

		NET ASSETS - 100.0%			$648,063,018

Abbreviation(s):
	ABS	Asset-Based Security
	REIT	Real Estate Investment Trust

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011 the value of these securities amounted to $68,037,576 or 10.5% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	In default.
o	Payment in Kind Bond.

TIAA-CREF FUNDS – High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 3.7%

AUTOMOBILES & COMPONENTS - 1.4%
$14,050,000	i	DaimlerChrysler Group LLC	0.060%	05/24/17	$13,721,230

		TOTAL AUTOMOBILES & COMPONENTS			13,721,230

CONSUMER SERVICES - 0.6%
5,572,000	i	Burger King Corp	4.500	10/30/16	5,552,275

		TOTAL CONSUMER SERVICES			5,552,275

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
4,662,151	i	Fresenius US Finance I, Inc	3.500	09/10/14	4,650,496
1,676,278	i	Fresenius US Finance I, Inc	3.500	09/10/14	1,672,087

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,322,583

SOFTWARE & SERVICES - 0.3%
2,962,533	i,m	IMS Health, Inc	4.500	02/26/16	2,963,926

		TOTAL SOFTWARE & SERVICES			2,963,926

TELECOMMUNICATION SERVICES - 0.5%
5,000,000		Univision Communications, Inc	4.520	10/25/17	4,739,500

		TOTAL TELECOMMUNICATION SERVICES			4,739,500

UTILITIES - 0.2%
2,046,316	i	Texas Competitive Electric Holdings Co LLC	3.783	10/10/14	1,729,137

		TOTAL UTILITIES			1,729,137

		TOTAL BANK LOAN OBLIGATIONS			35,028,651
		(Cost $35,704,459)
BONDS - 93.8%

CORPORATE BONDS - 93.4%

AUTOMOBILES & COMPONENTS - 2.6%
5,000,000	g	CHRYSLER GP	8.000	06/15/19	4,912,500
8,000,000	g	Delphi Corp	5.880	05/15/19	7,840,000
8,000,000		Ford Motor Co	7.450	07/16/31	9,069,096
2,760,000		Goodyear Tire & Rubber Co	8.250	08/15/20	2,980,800

		TOTAL AUTOMOBILES & COMPONENTS			24,802,396

BANKS - 1.4%
3,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	3,530,800
2,000,000		Amsouth Bank	4.850	04/01/13	1,998,478
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	2,792,634
900,000		Regions Bank	6.450	06/26/37	842,301
4,035,000	g,i	Standard Chartered plc	6.410	12/30/49	3,843,152

		TOTAL BANKS			13,007,365

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CAPITAL GOODS - 2.6%
$2,000,000		Alliant Techsystems, Inc	6.750%	04/01/16	$2,040,000
2,500,000	g	Case New Holland, Inc	7.880	12/01/17	2,750,000
3,610,000	g	FMG Resources August 2006 Pty Ltd	7.000	11/01/15	3,682,200
3,850,000	g	Huntington Ingalls	6.880	03/15/18	3,946,250
1,350,000	g	Huntington Ingalls	7.130	03/15/21	1,397,250
1,000,000		Russel Metals, Inc	6.380	03/01/14	1,008,750
2,475,000	g	Seagate HDD Cayman	7.000	11/01/21	2,475,000
1,000,000		SPX Corp	7.630	12/15/14	1,105,000
2,250,000	g	SPX Corp	6.880	09/01/17	2,407,500
3,250,000	g	TransDigm, Inc	7.750	12/15/18	3,412,500

		TOTAL CAPITAL GOODS			24,224,450

COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
2,500,000	g	American Achievement Corp	10.880	04/15/16	2,250,000
3,825,000		TRANS UNION LLC	11.380	06/15/18	4,322,250
6,850,000	g	VIP Finance Ireland Ltd	7.750	02/02/21	7,055,500
3,334,000		Visant Corp	10.000	10/01/17	3,450,690

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			17,078,440

CONSUMER DURABLES & APPAREL - 1.4%
4,000,000		Alliant Techsystems, Inc	6.880	09/15/20	4,160,000
5,000,000		Hanesbrands, Inc	8.000	12/15/16	5,337,500
4,000,000		Phillips-Van Heusen Corp	7.380	05/15/20	4,280,000

		TOTAL CONSUMER DURABLES & APPAREL			13,777,500

CONSUMER SERVICES - 6.0%
5,875,000	g	AMC Entertainment Holdings, Inc	9.750	12/01/20	6,007,187
3,970,000	g	American Casinos Inc.	7.500	04/15/21	4,094,063
750,000		Burger King Corp	9.880	10/15/18	798,750
7,250,000	g	DineEquity, Inc	9.500	10/30/18	7,866,250
750,000		Harrahs Operating Co, Inc	12.750	04/15/18	748,125
290,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	284,563
3,665,000	g	Live Nation Entertainment, Inc	8.130	05/15/18	3,701,650
2,400,000		Mac-Gray Corp	7.630	08/15/15	2,448,000
5,750,000		Marina District Finance Co, Inc	9.500	10/15/15	5,980,000
2,040,000		MGM Mirage	10.380	05/15/14	2,315,400
1,500,000		MGM Mirage	9.000	03/15/20	1,642,500
6,310,000		Penn National Gaming, Inc	8.750	08/15/19	6,862,125
2,500,000		Speedway Motorsports, Inc	8.750	06/01/16	2,696,875
3,500,000		Speedway Motorsports, Inc	6.750	02/01/19	3,491,250
3,700,000		Wendys	10.000	07/15/16	4,097,750
2,000,000		Wynn Las Vegas LLC	7.880	11/01/17	2,177,500
2,000,000		Wynn Las Vegas LLC	7.750	08/15/20	2,172,500

		TOTAL CONSUMER SERVICES			57,384,488

DIVERSIFIED FINANCIALS - 8.5%
2,000,000		American General Finance Corp	5.380	10/01/12	1,990,000
5,160,000		American General Finance Corp	6.900	12/15/17	4,734,300
2,000,000	g	CIT Group, Inc	5.250	04/01/14	1,990,000
1,394,180		CIT Group, Inc	7.000	05/01/14	1,411,607

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	CIT Group, Inc	7.000%	05/04/15	$2,002,500
3,000,000	g	CIT Group, Inc	7.000	05/02/16	2,988,750
4,500,000	g	CIT Group, Inc	7.000	05/02/17	4,488,750
2,000,000	g	CIT Group, Inc	6.630	04/01/18	2,085,000
3,000,000	i	Citigroup Capital XXI	8.300	12/21/57	3,067,500
1,750,000		Ford Motor Credit Co LLC	7.000	04/15/15	1,890,278
1,875,000		Ford Motor Credit Co LLC	12.000	05/15/15	2,325,221
1,750,000		Ford Motor Credit Co LLC	5.630	09/15/15	1,811,581
2,000,000		Ford Motor Credit Co LLC	8.000	12/15/16	2,248,972
2,250,000		Ford Motor Credit Co LLC	8.130	01/15/20	2,606,429
2,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,997,538
1,000,000		GMAC, Inc	6.750	12/01/14	1,032,500
2,000,000		GMAC, Inc	8.300	02/12/15	2,235,000
5,000,000		GMAC, Inc	8.000	03/15/20	5,312,500
2,000,000		GMAC, Inc	7.500	09/15/20	2,090,000
3,000,000		GMAC, Inc	8.000	11/01/31	3,247,500
1,825,000		International Lease Finance Corp	5.630	09/20/13	1,852,375
5,232,000		International Lease Finance Corp	8.630	09/15/15	5,670,180
4,275,000	g	International Lease Finance Corp	6.750	09/01/16	4,552,875
2,232,000		International Lease Finance Corp	8.750	03/15/17	2,441,250
8,000,000		International Lease Finance Corp	6.250	05/15/19	7,816,535
2,600,000		International Lease Finance Corp	8.250	12/15/20	2,808,000
4,720,000		Susser Holdings LLC	8.500	05/15/16	4,967,800

		TOTAL DIVERSIFIED FINANCIALS			81,664,941

ENERGY - 10.0%
910,000		AmeriGas Partners LP	7.130	05/20/16	937,300
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,085,000
12,500,000	g	Arch Coal, Inc	7.000	06/15/19	12,468,749
4,500,000		Chaparral Energy, Inc	8.250	09/01/21	4,533,750
250,000		Chesapeake Energy Corp	9.500	02/15/15	290,000
2,000,000		Chesapeake Energy Corp	7.250	12/15/18	2,180,000
1,100,000		Chesapeake Energy Corp	6.630	08/15/20	1,157,750
2,375,000		Chesapeake Energy Corp	6.880	11/15/20	2,508,594
2,276,000		Cimarex Energy Co	7.130	05/01/17	2,389,800
4,200,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	4,494,000
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,081,250
5,840,000		Consol Energy Inc	8.000	04/01/17	6,365,600
820,000		Continental Resources, Inc	7.130	04/01/21	865,100
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,222,500
1,390,000		Energy Transfer Equity LP	7.500	10/15/20	1,473,400
1,625,000		Inergy LP	8.750	03/01/15	1,730,625
1,250,000		Inergy LP	7.000	10/01/18	1,262,500
1,425,000	g	James River Escrow	7.880	04/01/19	1,410,750
6,750,000	g	Linn Energy LLC	6.500	05/15/19	6,682,499
2,060,000		MarkWest Energy Partners LP	6.750	11/01/20	2,101,200
3,000,000		Newfield Exploration Co	6.630	04/15/16	3,097,500
2,800,000		Newfield Exploration Co	6.880	02/01/20	2,975,000
4,750,000		Niska Gas Storage US	8.880	03/15/18	4,987,500
1,500,000		Pioneer Natural Resources Co	6.880	05/01/18	1,619,528
1,941,000		Precision Drilling Trust	6.630	11/15/20	1,965,263
1,750,000		Range Resources Corp	7.500	10/01/17	1,859,375
250,000		Range Resources Corp	7.250	05/01/18	265,000
1,000,000		Range Resources Corp	6.750	08/01/20	1,035,000
1,125,000		Regency Energy Partners LP	6.880	12/01/18	1,164,375
4,800,000		Regency Energy Partners LP	6.500	07/15/21	4,860,000

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000	g	SandRidge Energy, Inc	9.880%	05/15/16	$1,646,250
3,125,000	g	SandRidge Energy, Inc	8.000	06/01/18	3,187,500
5,175,000	g	SandRidge Energy, Inc	7.500	03/15/21	5,239,688
4,777,200		Southwestern Energy Co	7.500	02/01/18	5,434,065

		TOTAL ENERGY			96,576,411

FOOD & STAPLES RETAILING - 3.2%
6,350,000		Ingles Markets, Inc	8.880	05/15/17	6,794,500
1,600,000		Rite Aid Corp	10.380	07/15/16	1,700,000
2,500,000		Rite Aid Corp	7.500	03/01/17	2,481,250
2,500,000		Rite Aid Corp	8.000	08/15/20	2,693,750
3,526,000		Stater Brothers Holdings	7.750	04/15/15	3,649,410
3,800,000	g	Stater Brothers Holdings	7.380	11/15/18	3,942,500
5,050,000		SuperValu, Inc	7.500	11/15/14	5,050,000
4,000,000		SuperValu, Inc	8.000	05/01/16	4,080,000

		TOTAL FOOD & STAPLES RETAILING			30,391,410

FOOD BEVERAGE & TOBACCO - 1.0%
3,810,000	g	Blue Merger Sub, Inc	7.630	02/15/19	3,848,100
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	1,695,275
4,112,000		TreeHouse Foods, Inc	7.750	03/01/18	4,369,000

		TOTAL FOOD BEVERAGE & TOBACCO			9,912,375

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
3,500,000		Apria Healthcare Group, Inc	11.250	11/01/14	3,622,500
1,265,000		Apria Healthcare Group, Inc	12.380	11/01/14	1,317,181
8,217,000		CHS/Community Health Systems	8.880	07/15/15	8,463,510
3,550,000		DaVita, Inc	6.380	11/01/18	3,594,375
2,045,000		DaVita, Inc	6.630	11/01/20	2,080,788
1,250,000	g	Endo Pharmaceuticals Holdings, Inc	7.000	12/15/20	1,284,375
1,100,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,078,000
2,200,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	2,488,750
8,905,000	g	HCA Holdings, Inc	7.750	05/15/21	9,238,937
98,000		HCA, Inc	9.880	02/15/17	109,025
4,000,000		HCA, Inc	8.500	04/15/19	4,420,000
4,500,000		HCA, Inc	7.880	02/15/20	4,882,500
900,000		HCA, Inc	7.500	11/06/33	814,500
4,300,000		Healthsouth Corp	7.250	10/01/18	4,482,750
3,750,000		Healthsouth Corp	7.750	09/15/22	3,951,563
1,295,000		LifePoint Hospitals, Inc	6.630	10/01/20	1,333,850
1,750,000		Tenet Healthcare Corp	6.880	11/15/31	1,461,250

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			54,623,854

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
4,440,000	g	Hypermarcas S.A.	6.500	04/20/21	4,434,450
5,000,000	g	Reynolds Group Issuer, Inc	8.500	10/15/16	5,212,500
2,081,000	g	Spectrum Brands, Inc	9.500	06/15/18	2,278,695

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			11,925,645

INSURANCE - 0.8%
1,975,000		American Financial Group, Inc	9.880	06/15/19	2,456,025
4,000,000	i	American International Group, Inc	8.180	05/15/58	4,370,400

		TOTAL INSURANCE			6,826,425

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MATERIALS - 10.9%
$2,140,000	g	Aperam	7.380%	04/01/16	$2,150,700
1,000,000		Ball Corp	6.630	03/15/18	1,031,250
480,000		Ball Corp	7.380	09/01/19	524,400
3,570,000		Celanese US Holdings LLC	6.630	10/15/18	3,766,350
3,750,000	g	Cemex SAB de C.V.	9.500	12/14/16	3,876,563
1,820,000	g	Cemex SAB de C.V.	9.000	01/11/18	1,851,850
1,640,000		CF Industries, Inc	6.880	05/01/18	1,859,350
1,975,000	g	China Liansu Group Holdings Ltd	7.880	05/13/16	1,925,625
5,500,000	g	CommScope, Inc	8.250	01/15/19	5,665,000
2,000,000		Crown Americas LLC	7.630	05/15/17	2,142,500
2,000,000	g	Crown Americas LLC	6.250	02/01/21	2,020,000
2,000,000		Domtar Corp	10.750	06/01/17	2,602,500
2,402,000	g	Fibria Overseas Finance Ltd	6.750	05/04/20	2,516,095
1,350,000	g	Fufeng Group Ltd	7.630	04/13/16	1,272,375
3,922,000	g	Georgia Gulf Corp	9.000	01/15/17	4,176,930
4,000,000		Georgia-Pacific LLC	8.880	05/15/31	5,053,604
2,513,000		Graphic Packaging International, Inc	9.500	06/15/17	2,751,735
3,000,000		Graphic Packaging International, Inc	7.880	10/01/18	3,180,000
1,260,000		Greif, Inc	6.750	02/01/17	1,310,400
600,000		Greif, Inc	7.750	08/01/19	648,000
2,775,000	g	Ineos Group Holdings PLC	9.000	05/15/15	2,913,750
2,212,000	g	LBI Escrow Corp	8.000	11/01/17	2,460,850
4,090,000	g	LONGVIEW FIBRE PAPER & P	8.000	06/01/16	4,110,450
3,110,000		Momentive Performance Materials, Inc	9.000	01/15/21	3,172,200
3,750,000		Nalco Co	8.250	05/15/17	4,096,875
2,375,000	g	Nalco Co	6.630	01/15/19	2,434,375
3,110,000		Novelis, Inc	8.380	12/15/17	3,319,925
4,435,000	g	Polymer Group, Inc	7.750	02/01/19	4,446,088
1,050,000	g	Sappi Papier Holding AG.	6.630	04/15/21	1,021,125
1,000,000		Silgan Holdings, Inc	7.250	08/15/16	1,055,000
2,960,000		Solutia, Inc	8.750	11/01/17	3,211,600
3,000,000		Solutia, Inc	7.880	03/15/20	3,210,000
272,000		Steel Dynamics, Inc	6.750	04/01/15	277,440
1,250,000		Steel Dynamics, Inc	7.630	03/15/20	1,321,875
2,700,000		Texas Industries, Inc	9.250	08/15/20	2,612,250
2,360,000		Verso Paper Holdings LLC	11.380	08/01/16	2,188,900
5,600,000	g	Verso Paper Holdings LLC	8.750	02/01/19	4,984,000
6,750,000		Vulcan Materials Co	6.500	12/01/16	6,708,433

		TOTAL MATERIALS			103,870,363

MEDIA - 5.1%
5,000,000		AMC Entertainment, Inc	8.750	06/01/19	5,275,000
1,835,000		Cablevision Systems Corp	8.630	09/15/17	1,988,681
6,600,000		CCO Holdings LLC	7.000	01/15/19	6,797,999
5,375,000		CCO Holdings LLC	8.130	04/30/20	5,805,000
4,450,000		CCO Holdings LLC	6.500	04/30/21	4,388,813
3,333,000		Cinemark USA, Inc	8.630	06/15/19	3,649,635
350,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	380,625
1,950,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	2,125,500
3,000,000		DISH DBS Corp	7.750	05/31/15	3,247,500
2,000,000		Echostar DBS Corp	6.630	10/01/14	2,105,000
1,000,000	g	KABEL BW ERSTE BETEILIGU	7.500	03/15/19	1,020,000
4,860,000		Lamar Media Corp	6.630	08/15/15	4,914,675
1,225,000		Lamar Media Corp	7.880	04/15/18	1,283,188
4,630,000	g	Nielsen Finance LLC	7.750	10/15/18	4,861,500
1,000,000		Regal Entertainment Group	9.130	08/15/18	1,035,000

		TOTAL MEDIA			48,878,116

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.0%
$6,250,000	g	Convatec Healthcare	10.500%	12/15/18	$6,468,750
10,768,000	g	Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	11,037,200
4,000,000	g	Mylan, Inc	7.630	07/15/17	4,360,000
6,195,000	g	NBTY, Inc	9.000	10/01/18	6,535,725
4,760,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	4,664,800
2,510,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	2,428,425
3,000,000	g	Valeant Pharmaceuticals International	7.250	07/15/22	2,910,000

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			38,404,900

REAL ESTATE - 1.4%
5,005,000		DuPont Fabros Technology LP	8.500	12/15/17	5,467,963
7,500,000	g	Host Hotels & Resorts LP	5.880	06/15/19	7,509,375

		TOTAL REAL ESTATE			12,977,338

RETAILING - 4.4%
4,500,000	g	Ace Hardware Corp	9.130	06/01/16	4,781,250
4,500,000	g	Asbury Automotive Group, Inc	8.380	11/15/20	4,578,750
1,000,000		AutoNation, Inc	6.750	04/15/18	1,042,500
1,440,000		Ferrellgas Partners LP	9.130	10/01/17	1,546,200
2,180,000	g	Ferrellgas Partners LP	6.500	05/01/21	2,060,100
3,525,000		Hanesbrands, Inc	6.380	12/15/20	3,419,250
4,450,000	g	Hyva Global BV	8.630	03/24/16	4,472,250
2,050,000	g	JAGUAR LAND ROVER plc	8.130	05/15/21	2,065,375
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,262,250
3,000,000		JC Penney Corp, Inc	6.380	10/15/36	2,685,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	1,973,438
4,000,000	g	QVC, Inc	7.130	04/15/17	4,200,000
4,600,000	g	QVC, Inc	7.500	10/01/19	4,876,000
2,600,000	g	Sears Holding Corp	6.630	10/15/18	2,411,500

		TOTAL RETAILING			41,373,863

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
5,750,000	g	Hynix Semiconductor, Inc	7.880	06/27/17	6,066,250

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			6,066,250

SOFTWARE & SERVICES - 1.0%
1,200,000		Fidelity National Information Services, Inc	7.630	07/15/17	1,273,500
800,000	g	First Data Corp	7.380	06/15/19	806,000
2,000,000	g	IMS Health, Inc	12.500	03/01/18	2,385,000
875,000		SunGard Data Systems, Inc	10.630	05/15/15	947,188
4,000,000		SunGard Data Systems, Inc	7.380	11/15/18	4,000,000

		TOTAL SOFTWARE & SERVICES			9,411,688

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
1,580,000		Brocade Communications Systems, Inc	6.630	01/15/18	1,666,900
1,475,000		Jabil Circuit, Inc	5.630	12/15/20	1,445,500
10,590,000	g	Pinafore LLC	9.000	10/01/18	11,410,725
860,000	g	Scientific Games Corp	7.880	06/15/16	898,700
2,500,000		Scientific Games Corp	8.130	09/15/18	2,593,750
9,861,000		Scientific Games Corp	9.250	06/15/19	10,637,554

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			28,653,129

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 5.9%
$5,950,000	g	Buccaneer Merger Sub, Inc	9.130%	01/15/19	$6,188,000
1,300,000		Citizens Communications Co	7.130	03/15/19	1,332,500
2,000,000		Cricket Communications, Inc	7.750	05/15/16	2,120,000
1,000,000		Crown Castle International Corp	9.000	01/15/15	1,085,000
5,000,000		Frontier Communications Corp	7.880	04/15/15	5,425,000
3,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	3,221,250
3,000,000	g	Intelsat Jackson Holdings Ltd	7.250	04/01/19	2,977,500
4,000,000		Intelsat Jackson Holdings Ltd	8.500	11/01/19	4,240,000
4,000,000	g	Intelsat Jackson Holdings Ltd	7.250	10/15/20	3,980,000
3,000,000		Nexstar Broadcasting, Inc	8.880	04/15/17	3,157,500
6,724,000		Sprint Capital Corp	6.900	05/01/19	6,925,719
2,557,000		Sprint Capital Corp	6.880	11/15/28	2,422,758
1,800,000		Sprint Capital Corp	8.750	03/15/32	1,948,500
5,440,000		Virgin Media Finance plc	9.500	08/15/16	6,147,200
2,500,000		Windstream Corp	7.880	11/01/17	2,653,125
1,105,000		Windstream Corp	8.130	09/01/18	1,171,300
1,000,000		Virgin Media Finance plc	8.375	10/15/19	1,115,000
400,000		Windstream Corp	7.750	10/15/20	419,000

		TOTAL TELECOMMUNICATION SERVICES			56,529,352

TRANSPORTATION - 3.0%
1,652,301		Avis Budget Car Rental LLC	9.630	03/15/18	1,763,831
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,480,000
3,000,000	g	Bombardier, Inc	7.750	03/15/20	3,375,000
4,778,000		Bristow Group, Inc	7.500	09/15/17	5,004,955
2,000,000	g	Hertz Corp	7.500	10/15/18	2,060,000
6,000,000	g	Hertz Corp	6.750	04/15/19	5,940,000
2,000,000	g	Hertz Corp	7.380	01/15/21	2,035,000
1,560,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	1,692,600
2,130,000	g	TAM CAPITAL 3, Inc	8.380	06/03/21	2,156,625

		TOTAL TRANSPORTATION			28,508,011

UTILITIES - 7.8%
3,813,000		AES Corp	7.750	03/01/14	4,118,040
5,600,000		AES Corp	8.000	10/15/17	5,936,000
2,395,000	g	AES Corp	7.380	07/01/21	2,430,925
2,000,000	g	Calpine Construction Finance Co LP and CCFC Finance Corp	8.000	06/01/16	2,160,000
4,000,000	g	Calpine Corp	7.250	10/15/17	4,060,000
6,000,000	g	Calpine Corp	7.500	02/15/21	6,120,000
3,885,000	g	Calpine Corp	7.880	01/15/23	4,001,550
5,800,000		Crosstex Energy, Inc	8.880	02/15/18	6,177,000
3,750,000		Edison Mission Energy	7.000	05/15/17	3,037,500
2,750,000		El Paso Corp	7.750	01/15/32	3,198,998
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	2,217,050
3,600,000	g	NRG Energy, Inc	7.630	05/15/19	3,582,000
4,000,000		NRG Energy, Inc	8.500	06/15/19	4,140,000
2,570,000	g	NRG Energy, Inc	7.880	05/15/21	2,563,575
1,335,000		Questar Market Resources, Inc	6.880	03/01/21	1,408,425
2,100,000		Reliant Energy, Inc	7.630	06/15/14	2,163,000
1,927,000		Sabine Pass LNG LP	7.250	11/30/13	1,975,175
6,626,000		Sabine Pass LNG LP	7.500	11/30/16	6,791,650
8,180,000	g	TEXAS COMPETITIVE	11.500	10/01/20	8,036,849

		TOTAL UTILITIES			74,117,737

		TOTAL CORPORATE BONDS			890,986,447
		(Cost $858,118,089)

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 0.4%

FOREIGN GOVERNMENT BONDS - 0.4%
$4,000,000	g	Province of Buenos Aires Argentina	10.880%	01/26/21	$3,772,000

		TOTAL FOREIGN GOVERNMENT BONDS			3,772,000

		TOTAL GOVERNMENT BONDS			3,772,000
		(Cost $3,892,574)

		TOTAL BONDS			894,758,447
		(Cost $862,010,663)

SHARES		COMPANY

PREFERRED STOCKS - 0.8%

DIVERSIFIED FINANCIALS - 0.8%
280,000	*	GMAC Capital Trust I	8.130	02/15/40	7,168,000

		TOTAL DIVERSIFIED FINANCIALS			7,168,000

		TOTAL PREFERRED STOCKS			7,168,000
		(Cost $7,000,000)

		TOTAL INVESTMENTS - 98.3%			936,955,098
		(Cost $904,715,122)
		OTHER ASSETS & LIABILITIES, NET - 1.7%			16,412,318

		NET ASSETS - 100.0%			$953,367,416

*	Non-income producing.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011 the value of these securities amounted to $376,775,508 or 39.5% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 99.0%

ALABAMA - 1.0%
$1,025,000	Alabama Public School & College Authority	5.000%	05/01/19	$1,201,977
1,785,000	Southeast Alabama Gas District	5.000	06/01/18	1,864,718

	TOTAL ALABAMA			3,066,695

ALASKA - 0.2%
560,000	Alaska Railroad Corp	5.250	08/01/16	634,598

	TOTAL ALASKA			634,598

ARIZONA - 2.4%
1,110,000	Arizona School Facilities Board	5.750	09/01/18	1,250,315
1,225,000	Arizona School Facilities Board	5.000	09/01/19	1,323,515
2,000,000	City of Tucson AZ	5.000	07/01/20	2,264,180
1,000,000	Scottsdale Municipal Property Corp	5.000	07/01/24	1,144,200
1,260,000	Tucson AZ	5.250	07/01/14	1,380,040

	TOTAL ARIZONA			7,362,250

ARKANSAS - 0.9%
1,000,000	Arkansas Development Finance Authority	5.500	12/01/18	1,176,560
1,345,000	North Little Rock AR	6.500	07/01/15	1,460,576

	TOTAL ARKANSAS			2,637,136

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

CALIFORNIA - 14.4%
$655,000	California Infrastructure & Economic Development Bank	5.000%	08/15/18	$662,231
2,000,000	California State Department of Water Resources	5.000	05/01/20	2,333,160
2,000,000	County of San Bernardino CA	5.250	08/01/19	2,133,940
10,000	Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	10,201
1,670,000	East Side Union High School District-Santa Clara County	5.000	08/01/19	1,880,988
2,500,000	East Side Union High School District-Santa Clara County	5.250	02/01/23	2,740,925
1,140,000	Hacienda La Puente Unified School District Facilities Financing Authority	5.000	08/01/27	1,195,336
2,250,000	Los Angeles Unified School District, COP	5.000	10/01/17	2,441,430
635,000	Sacramento City Financing Authority	5.400	11/01/20	687,705
1,855,000	State of California	5.000	03/01/17	2,134,938
2,535,000	State of California	5.000	10/01/17	2,905,060
375,000	State of California	5.000	03/01/18	425,479
1,000,000	State of California	5.000	11/01/18	1,144,650
1,000,000	State of California	5.000	03/01/19	1,125,620
1,430,000	State of California	5.000	07/01/19	1,668,209
850,000	State of California	5.250	02/01/20	954,601
560,000	State of California	5.000	10/01/22	603,411
1,200,000	State of California	5.000	12/01/23	1,269,096
185,000	State of California	5.000	11/01/24	192,816
210,000	State of California	5.000	12/01/24	218,980
2,000,000	State of California	5.500	08/01/25	2,132,360
900,000	State of California	5.000	11/01/25	929,457
1,090,000	State of California	5.000	02/01/27	1,135,584
100,000	State of California	5.000	06/01/27	101,939
100,000	Vallejo City Unified School District	5.000	02/01/13	102,763
3,065,000	Vallejo City Unified School District	5.900	02/01/18	3,214,235
1,000,000	Vallejo City Unified School District	5.900	02/01/19	1,036,340
400,000	Vallejo City Unified School District	5.900	02/01/21	413,868
2,205,000	Vallejo City Unified School District	5.900	08/01/25	2,170,800
1,710,000	West Contra Costa Unified School District	5.700	02/01/21	1,856,650
1,450,000	West Contra Costa Unified School District	6.000	08/01/21	1,645,881
1,810,000	West Contra Costa Unified School District	5.700	02/01/22	1,948,156

	TOTAL CALIFORNIA			43,416,809

COLORADO - 1.9%
1,645,000	Colorado State Higher Education	5.000	11/01/25	1,713,350
1,375,000	Denver City & County School District No	5.000	12/01/23	1,602,150
1,000,000	Denver City & County School District No	5.500	12/01/23	1,215,570
1,000,000	Jefferson County Colorado School District	5.000	12/15/23	1,163,410
50,000	Vista Ridge Metropolitan District, GO	4.130	12/01/16	45,424

	TOTAL COLORADO			5,739,904

CONNECTICUT - 0.4%
1,000,000	State of Connecticut	5.000	05/15/21	1,176,090

	TOTAL CONNECTICUT			1,176,090

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

DISTRICT OF COLUMBIA - 0.2%
$500,000	District of Columbia	5.250%	02/01/28	$564,125

	TOTAL DISTRICT OF COLUMBIA			564,125

FLORIDA - 7.7%
1,485,000	Broward County School Board, COP	5.250	07/01/16	1,654,676
1,500,000	City of Jacksonville FL	5.000	10/01/19	1,682,520
450,000	City of Jacksonville FL	5.000	10/01/19	508,217
552,000	City of Lakeland FL, ETM	5.750	10/01/19	608,707
345,000	County of Brevard FL	5.000	07/01/16	406,251
845,000	County of Brevard FL	5.000	07/01/16	920,678
1,365,000	County of Brevard FL	5.000	01/01/21	1,581,599
1,000,000	County of Miami-Dade FL	5.000	07/01/17	1,143,570
1,000,000	County of Orange FL	5.000	10/01/21	1,111,680
1,000,000	County of Orange FL	5.250	10/01/22	1,128,610
1,320,000	County of Seminole FL	5.250	10/01/24	1,478,096
1,000,000	County of Seminole FL	5.250	10/01/26	1,104,140
1,600,000	First Governmental Financing Commission	5.500	07/01/15	1,749,856
2,200,000	Florida Department of Transportation	5.000	07/01/18	2,475,880
1,000,000	Florida State Department of Management Services	5.000	08/01/18	1,111,050
2,250,000	Lake County School Board, COP	5.250	06/01/17	2,459,520
1,475,000	Lake County School Board, COP	5.250	06/01/18	1,610,287
535,000	Town of Jupiter FL	5.500	07/01/21	630,449

	TOTAL FLORIDA			23,365,786

GEORGIA - 2.6%
440,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	504,011
215,000	City of Atlanta GA	5.500	11/01/17	248,534
75,000	City of Atlanta GA	5.500	11/01/19	85,509
125,000	City of Atlanta GA	5.500	11/01/22	137,753
1,510,000	City of Atlanta GA	5.500	11/01/27	1,649,130
1,000,000	Gwinnett County Water & Sewerage Authority	5.000	08/01/20	1,181,260
1,000,000	Gwinnett County Water & Sewerage Authority	5.000	08/01/21	1,179,350
695,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	794,322
1,500,000	Metropolitan Atlanta Rapid Transit Authority	5.250	07/01/26	1,679,176
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	556,810

	TOTAL GEORGIA			8,015,855

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

ILLINOIS - 7.6%
$2,045,000	Chicago Board of Education	5.000%	12/01/17	$2,234,244
1,230,000	Chicago Board of Education	6.000	01/01/20	1,326,567
1,665,000	Chicago Board of Education	5.000	12/01/21	1,754,710
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,060,780
1,000,000	Chicago State University	5.500	12/01/23	1,068,010
470,000	City of Chicago IL	5.000	01/01/21	506,411
470,000	Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	525,159
250,000	Cook-Kane Lake & Mchenry Counties Community College District No 512	5.000	12/01/18	285,818
200,000	Illinois Municipal Electric Agency	5.250	02/01/17	221,728
115,000	Madison-Bond Etc Counties Community Unit School District No 5, GO	5.000	02/01/19	117,835
1,650,000	Regional Transportation Authority	6.000	06/01/23	1,885,142
1,500,000	State of Illinois	5.000	06/15/19	1,669,095
2,045,000	State of Illinois	5.000	01/01/20	2,108,722
2,250,000	State of Illinois	5.250	01/01/20	2,423,835
1,835,000	State of Illinois	5.000	01/01/20	1,946,953
1,650,000	State of Illinois	5.000	01/01/20	1,748,241
1,020,000	State of Illinois	6.250	12/15/20	1,139,513
875,000	State of Illinois	5.000	04/01/21	902,169

	TOTAL ILLINOIS			22,924,932

INDIANA - 3.9%
770,000	Franklin Community Multi-School Building Corp	5.000	07/15/22	811,388
1,000,000	Griffith Multi-School Building Corp	5.000	07/15/15	1,136,210
1,520,000	Hammond Multi-School Building Corp	5.000	07/15/17	1,714,986
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,337,681
320,000	Indiana State Finance Authority Revenue	5.000	02/01/15	363,805
1,240,000	Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	1,395,620
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,197,301
400,000	Lawrence Township School Building Corp	5.000	07/10/19	445,144
535,000	New Albany Floyd County School Building Corp	5.000	07/15/15	592,395
625,000	South Bend Redevelopment Authority	5.750	08/15/18	720,438

	TOTAL INDIANA			11,714,968

KENTUCKY - 0.4%
500,000	Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/17	565,845
500,000	Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/21	552,595

	TOTAL KENTUCKY			1,118,440

LOUISIANA - 0.4%
1,250,000	City of New Orleans LA, GO	5.500	12/01/21	1,365,338

	TOTAL LOUISIANA			1,365,338

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

MASSACHUSETTS - 3.3%
$2,000,000		Commonwealth of Massachusetts	5.000%	08/01/20	$2,343,240
1,200,000		Commonwealth of Massachusetts	5.250	09/01/22	1,426,680
2,135,000		Commonwealth of Massachusetts	5.250	09/01/23	2,527,754
500,000		Massachusetts Bay Transportation Authority	5.250	07/01/20	593,670
1,000,000		Massachusetts Bay Transportation Authority	5.500	07/01/22	1,201,350
1,350,000		Massachusetts Bay Transportation Authority	5.000	07/01/24	1,553,769
475,000		Massachusetts Housing Finance Agency	4.700	12/01/16	486,709

		TOTAL MASSACHUSETTS			10,133,172

MICHIGAN - 3.7%
900,000		City of Detroit MI	6.500	07/01/15	1,005,876
1,000,000		Detroit City School District	6.000	05/01/20	1,115,840
2,030,000		Detroit City School District	6.000	05/01/21	2,274,533
505,000		Detroit MI	5.000	07/01/14	536,759
100,000	i	Detroit MI	5.500	07/01/32	101,284
450,000		Forest Hills Public Schools, GO	5.000	05/01/15	511,295
1,130,000		Michigan Municipal Bond Authority	5.000	05/01/19	1,132,622
1,005,000		Michigan Municipal Bond Authority	5.000	10/01/19	1,146,735
565,000		State of Michigan	5.250	05/15/18	641,004
1,485,000		State of Michigan	5.500	11/01/18	1,756,176
1,050,000		Wayne County Airport Authority	5.000	12/01/17	1,121,589

		TOTAL MICHIGAN			11,343,713

MINNESOTA - 0.4%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	1,156,710

		TOTAL MINNESOTA			1,156,710

MISSISSIPPI - 1.3%
175,000		County of Lowndes MS	6.700	04/01/22	187,292
745,000		County of Lowndes MS	6.800	04/01/22	803,214
2,100,000		Mississippi Development Bank Special Obligation	5.000	07/01/17	2,315,250
590,000		Mississippi Development Bank Special Obligation	5.000	11/01/17	640,799

		TOTAL MISSISSIPPI			3,946,555

MISSOURI - 0.6%
1,640,000		St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	1,773,512

		TOTAL MISSOURI			1,773,512

NEBRASKA - 0.3%
1,000,000		Central Plains Energy Project	5.000	12/01/15	1,037,510

		TOTAL NEBRASKA			1,037,510

NEVADA - 0.8%
1,300,000		County of Clark NV	5.000	06/01/22	1,402,076
1,000,000		County of Clark NV	5.000	12/01/29	1,015,030

		TOTAL NEVADA			2,417,106

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

NEW JERSEY - 5.0%
$25,000	Garden State Preservation Trust	5.130%	11/01/18	$29,566
1,250,000	New Jersey Economic Development Authority	5.500	09/01/24	1,345,925
500,000	New Jersey Educational Facilities Authority	5.000	07/01/16	558,750
500,000	New Jersey Educational Facilities Authority	5.000	07/01/17	557,320
1,115,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	1,351,625
25,000	New Jersey State Turnpike Authority	6.500	01/01/16	30,807
50,000	New Jersey State Turnpike Authority	6.500	01/01/16	55,649
95,000	New Jersey State Turnpike Authority	6.500	01/01/16	106,660
45,000	New Jersey State Turnpike Authority	6.500	01/01/16	52,823
1,815,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	1,993,868
500,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/20	534,550
1,025,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,118,162
2,000,000	New Jersey Transportation Trust Fund Authority	5.750	06/15/23	2,213,341
400,000	Newark Housing Authority	5.250	01/01/18	446,196
1,000,000	Newark Housing Authority	5.250	01/01/22	1,090,090
1,430,000	Newark Housing Authority	5.250	01/01/24	1,516,143
2,000,000	State of New Jersey	5.250	08/01/22	2,287,240

	TOTAL NEW JERSEY			15,288,715

NEW YORK - 9.6%
150,000	County of Onondaga NY	5.000	12/01/20	170,423
100,000	County of Onondaga NY	5.000	12/01/21	114,012
310,000	East Rochester Housing Authority	4.200	08/15/17	318,863
195,000	Lackawanna Housing Authority	5.000	09/01/16	218,626
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,124,730
1,000,000	Metropolitan Transportation Authority	5.250	11/15/20	1,123,300
2,000,000	Metropolitan Transportation Authority	5.250	11/15/23	2,198,720
2,000,000	New York City Health & Hospital Corp	5.000	02/15/20	2,219,680
1,000,000	New York City Municipal Water Finance Authority	5.000	06/15/26	1,088,190
1,050,000	New York State Dormitory Authority	5.000	01/15/16	1,175,486
1,000,000	New York State Dormitory Authority	5.000	07/01/16	1,113,040
500,000	New York State Dormitory Authority	5.000	07/01/17	504,630
860,000	New York State Dormitory Authority	4.150	08/15/17	903,387
325,000	New York State Dormitory Authority	4.630	02/15/18	339,177
1,000,000	New York State Dormitory Authority	5.000	02/15/19	1,113,530
1,405,000	New York State Dormitory Authority	5.000	07/01/19	1,554,843
1,100,000	New York State Dormitory Authority	5.000	07/01/20	1,181,488
1,175,000	New York State Dormitory Authority	5.000	02/15/24	1,254,360
1,515,000	New York State Dormitory Authority	5.500	05/15/27	1,676,240
250,000	New York State Environmental Facilities Corp	5.000	08/15/19	295,205
250,000	New York State Environmental Facilities Corp	5.000	08/15/20	292,845
130,000	New York State Thruway Authority	5.500	04/01/12	134,936
1,000,000	New York State Thruway Authority	5.000	04/01/21	1,153,130
1,100,000	New York State Urban Development Corp	5.000	03/15/18	1,291,389
2,000,000	New York State Urban Development Corp	5.000	03/15/20	2,338,980
1,635,000	Port Authority of New York & New Jersey	5.000	09/15/20	1,770,100
2,000,000	Tobacco Settlement Financing Corp	5.000	06/01/18	2,285,180

	TOTAL NEW YORK			28,954,490

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

NORTH CAROLINA - 1.6%
$1,000,000	County of New Hanover NC	5.000%	12/01/20	$1,183,460
485,000	North Carolina Eastern Municipal Power Agency	5.000	01/01/21	573,348
1,190,000	Pitt County NC, ETM	5.250	12/01/21	1,296,791
1,500,000	State of North Carolina	5.000	03/01/19	1,782,659

	TOTAL NORTH CAROLINA			4,836,258

OHIO - 3.4%
1,445,000	Cincinnati City School District	5.250	06/01/23	1,622,851
2,000,000	Cincinnati City School District	5.250	12/01/24	2,264,020
1,000,000	Ohio Air Quality Development Authority	5.630	06/01/18	1,100,300
1,000,000	Ohio State Water Development Authority	5.500	06/01/22	1,214,370
25,000	Ohio State Water Development Authority, ETM	6.000	12/01/16	28,258
150,000	State of Ohio	5.000	05/01/17	174,960
4,000,000	State of Ohio	4.950	09/01/20	4,053,479

	TOTAL OHIO			10,458,238

OREGON - 0.5%
690,000	Clackamas County School District No 62C	5.000	06/15/18	756,723
740,000	State of Oregon	5.000	05/01/21	876,101

	TOTAL OREGON			1,632,824

PENNSYLVANIA - 3.8%
1,280,000	Allegheny County Hospital Development Authority	5.300	07/01/26	1,453,837
1,460,000	Carbon County Hospital Authority	5.400	11/15/14	1,499,274
350,000	Commonwealth of Pennsylvania	5.000	01/01/16	403,942
1,925,000	Commonwealth of Pennsylvania	5.000	02/15/19	2,257,967
115,000	Pennsylvania Economic Development Financing Authority	6.000	11/01/11	116,035
280,000	Pennsylvania Economic Development Financing Authority	6.250	11/01/31	281,344
605,000	Philadelphia Authority for Industrial Development	4.250	09/01/19	530,694
1,000,000	Philadelphia Authority for Industrial Development	5.250	09/01/26	855,560
100,000	Philadelphia Authority for Industrial Development	5.250	09/01/36	78,634
2,000,000	Philadelphia School District	5.000	09/01/20	2,131,400
1,425,000	Philadelphia School District, GO	5.000	06/01/24	1,471,526
535,000	Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	567,908

	TOTAL PENNSYLVANIA			11,648,121

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE

PUERTO RICO - 6.2%
$510,000		Commonwealth of Puerto Rico	5.000%	07/01/13	$536,377
1,000,000		Commonwealth of Puerto Rico	5.250	07/01/16	1,077,530
1,500,000		Commonwealth of Puerto Rico	5.500	07/01/19	1,599,690
2,000,000		Commonwealth of Puerto Rico	5.500	07/01/20	2,105,680
250,000		Commonwealth of Puerto Rico	5.500	07/01/21	261,130
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	1,323,850
3,370,000		Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	3,603,305
1,000,000		Puerto Rico Highway & Transportation Authority	5.500	07/01/21	1,044,520
400,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	423,996
1,725,000		Puerto Rico Infrastructure Financing Authority	5.500	07/01/18	1,850,908
500,000		Puerto Rico Infrastructure Financing Authority	5.500	07/01/25	510,780
5,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	5,489
475,000		Puerto Rico Public Buildings Authority	6.250	07/01/21	520,054
3,130,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	3,182,991
685,000	i	Puerto Rico Public Finance Corp	5.250	08/01/31	694,672

		TOTAL PUERTO RICO			18,740,972

RHODE ISLAND - 0.8%
400,000		Providence Housing Authority	5.000	09/01/17	419,604
315,000		Providence Housing Authority	5.000	09/01/18	327,061
790,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	871,615
800,000		Rhode Island State & Providence Plantations, COP	5.000	10/01/16	896,720

		TOTAL RHODE ISLAND			2,515,000

SOUTH CAROLINA - 0.9%
315,000		County of Richland SC	4.600	09/01/12	325,121
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,272,174
1,000,000		Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,081,860

		TOTAL SOUTH CAROLINA			2,679,155

SOUTH DAKOTA - 0.2%
500,000		State of South Dakota	6.700	09/01/17	589,950

		TOTAL SOUTH DAKOTA			589,950

TENNESSEE - 3.0%
125,000		Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	129,570
1,000,000		County of Williamson TN	5.000	04/01/24	1,175,560
1,000,000		Memphis-Shelby County Airport Authority	5.630	07/01/20	1,092,440
1,500,000		Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	6.000	12/01/16	1,663,755
300,000		Tennessee Energy Acquisition Corp	5.000	09/01/11	301,878
1,000,000		Tennessee Energy Acquisition Corp	5.000	09/01/16	1,014,440
3,675,000		Tennessee Energy Acquisition Corp	5.000	02/01/18	3,774,188

		TOTAL TENNESSEE			9,151,831

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

TEXAS - 6.0%
$970,000	Bexar Metropolitan Water District	5.000%	05/01/17	$1,065,778
725,000	County of Harris TX	5.000	08/15/16	836,962
1,640,000	County of Harris TX	5.250	08/15/25	1,947,254
160,000	Harris County Flood Control District	5.000	10/01/14	181,258
1,515,000	Lower Colorado River Authority	6.000	01/01/17	1,845,088
310,000	North Central Texas Health Facility Development Corp	5.500	06/01/21	370,735
2,475,000	North East Independent School District	5.250	02/01/26	2,897,879
1,000,000	SA Energy Acquisition Public Facility Corp	5.250	08/01/16	1,057,280
500,000	SA Energy Acquisition Public Facility Corp	5.250	08/01/18	519,100
2,000,000	SA Energy Acquisition Public Facility Corp	5.500	08/01/19	2,088,599
630,000	Tarrant County Health Facilities Development Corp	6.000	09/01/24	776,437
1,035,000	Texas A&M University	5.000	07/01/25	1,195,591
3,000,000	University of Texas	5.250	07/01/26	3,554,100

	TOTAL TEXAS			18,336,061

UTAH - 0.8%
1,000,000	State of Utah	5.000	07/01/18	1,191,820
1,000,000	State of Utah	5.000	07/01/21	1,193,380

	TOTAL UTAH			2,385,200

VIRGINIA - 0.5%
320,000	Tobacco Settlement Financing Corp	5.500	06/01/26	354,845
1,000,000	Virginia College Building Authority	5.000	02/01/23	1,151,970

	TOTAL VIRGINIA			1,506,815

WASHINGTON - 1.5%
75,000	Cowlitz County Public Utility District No 1	5.000	09/01/11	75,553
125,000	Cowlitz County Public Utility District No 1	5.000	09/01/11	125,822
3,150,000	Port of Seattle WA	5.500	09/01/17	3,593,111
600,000	Washington Economic Development Finance Authority	5.000	06/01/16	688,488

	TOTAL WASHINGTON			4,482,974

WISCONSIN - 0.8%
1,040,000	State of Wisconsin	5.000	05/01/19	1,195,698
1,000,000	State of Wisconsin	5.000	05/01/21	1,168,050

	TOTAL WISCONSIN			2,363,748

	TOTAL LONG-TERM MUNICIPAL BONDS			300,481,556
	(Cost $293,964,719)

	TOTAL INVESTMENTS - 99.0%			300,481,556
	(Cost $293,964,719)
	OTHER ASSETS & LIABILITIES, NET - 1.0%			2,956,812

	NET ASSETS - 100.0%			$303,438,368

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

Abbreviation(s):
AMT	Alternative Minimum Tax (subject to)
COP	Certificate of Participation
ETM	Escrowed to Maturity
GO	General Obligation

i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 98.4%

U.S. TREASURY SECURITIES - 98.4%
$47,191,391	k	United States Treasury Inflation Indexed Bonds	3.000%	07/15/12	$49,241,291
30,159,581	k	United States Treasury Inflation Indexed Bonds	0.630	04/15/13	31,047,871
45,255,880	k	United States Treasury Inflation Indexed Bonds	1.880	07/15/13	48,084,372
46,346,779	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	49,931,424
30,280,965	k	United States Treasury Inflation Indexed Bonds	1.250	04/15/14	32,123,834
39,830,931	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	43,437,502
30,420,022	k	United States Treasury Inflation Indexed Bonds	1.630	01/15/15	32,996,232
31,957,772	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	33,330,966
35,489,814	k	United States Treasury Inflation Indexed Bonds	1.880	07/15/15	39,133,056
37,278,404	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	41,431,441
31,885,310	k	United States Treasury Inflation Indexed Bonds	0.130	04/15/16	32,605,217
35,178,821	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	40,257,763
30,011,944	k	United States Treasury Inflation Indexed Bonds	2.380	01/15/17	34,237,055
28,788,618	k	United States Treasury Inflation Indexed Bonds	2.630	07/15/17	33,489,252
27,584,581	k	United States Treasury Inflation Indexed Bonds	1.630	01/15/18	30,334,433
26,485,850	k	United States Treasury Inflation Indexed Bonds	1.380	07/15/18	28,757,833
26,968,233	k	United States Treasury Inflation Indexed Bonds	2.130	01/15/19	30,642,654
29,276,458	k	United States Treasury Inflation Indexed Bonds	1.880	07/15/19	32,741,590
34,522,024	k	United States Treasury Inflation Indexed Bonds	1.380	01/15/20	37,019,485
71,937,056	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	76,095,880
55,568,815	k	United States Treasury Inflation Indexed Bonds	1.130	01/15/21	57,704,769
52,165,517	k	United States Treasury Inflation Indexed Bonds	2.380	01/15/25	59,957,741
33,335,877	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	36,424,646
28,684,747	k	United States Treasury Inflation Indexed Bonds	2.380	01/15/27	32,709,562
27,799,247	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	29,089,299
33,935,758	k	United States Treasury Inflation Indexed Bonds	3.630	04/15/28	44,686,505
25,973,288	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	30,165,533
39,427,123	k	United States Treasury Inflation Indexed Bonds	3.880	04/15/29	54,024,385
10,666,540	k	United States Treasury Inflation Indexed Bonds	3.380	04/15/32	14,110,670
25,228,245	k	United States Treasury Inflation Indexed Bonds	2.130	02/15/40	27,453,452
16,428,640	k	United States Treasury Inflation Indexed Bonds	2.130	02/15/41	17,849,455

		TOTAL U.S. TREASURY SECURITIES			1,181,115,168

		TOTAL GOVERNMENT BONDS			1,181,115,168
		(Cost $1,103,276,115)

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

	TOTAL INVESTMENTS - 98.4%			$1,181,115,168
	(Cost $1,103,276,115)
	OTHER ASSETS & LIABILITIES, NET - 1.6%			18,742,316

	NET ASSETS - 100.0%			$1,199,857,484

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS – Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.3%

CORPORATE BONDS - 21.6%

AUTOMOBILES & COMPONENTS - 0.0%
$50,000		BorgWarner, Inc	4.630%	09/15/20	$50,957
400,000		Honeywell International, Inc	5.400	03/15/16	456,978
282,000		Honeywell International, Inc	5.700	03/15/37	300,633

		TOTAL AUTOMOBILES & COMPONENTS			808,568

BANKS - 2.9%
250,000		American Express Bank FSB	5.500	04/16/13	267,449
200,000		Asian Development Bank	0.880	06/10/14	199,280
1,750,000		Asian Development Bank	2.500	03/15/16	1,801,880
75,000		Asian Development Bank	5.820	06/16/28	85,503
100,000	g	BanColombia S.A.	4.250	01/12/16	100,500
360,000		Bank of America Corp	7.380	05/15/14	404,711
470,000		Bank of America Corp	4.500	04/01/15	491,385
2,045,000		Bank of America Corp	3.700	09/01/15	2,061,635
200,000		Bank of America Corp	6.500	08/01/16	223,051
575,000		Bank of America Corp	6.000	09/01/17	618,725
120,000		Bank of America Corp	5.650	05/01/18	126,520
600,000		Bank of America Corp	5.490	03/15/19	601,141
700,000		Bank of America Corp	5.880	01/05/21	734,633
100,000		Bank of New York Mellon Corp	1.500	01/31/14	101,023
1,120,000		Bank One Corp	5.250	01/30/13	1,186,306
190,000	i	BB&T Capital Trust IV	6.820	06/12/57	192,375
500,000		BB&T Corp	5.200	12/23/15	540,916
100,000		BB&T Corp	3.200	03/15/16	102,297
70,000		BB&T Corp	4.900	06/30/17	74,987
430,000		BB&T Corp	3.850	07/27/27	444,142
150,000		BBVA US Senior SAU	3.250	05/16/14	148,340
160,000		BHP Billiton Finance Ltd	5.400	03/29/17	181,904
400,000		BHP Billiton Finance USA Ltd	5.500	04/01/14	445,114
150,000		BHP Billiton Finance USA Ltd	6.500	04/01/19	179,493
420,000		Citigroup, Inc	5.300	10/17/12	440,790
200,000		Citigroup, Inc	5.850	07/02/13	214,352
1,260,000		Citigroup, Inc	5.500	10/15/14	1,370,228
650,000		Citigroup, Inc	6.000	08/15/17	711,806
315,000		Citigroup, Inc	6.130	11/21/17	347,903
250,000		Comerica Bank	5.750	11/21/16	279,057
50,000		Comerica Bank	5.200	08/22/17	53,406
400,000		Deutsche Bank AG	4.880	05/20/13	424,940
700,000		Deutsche Bank AG	3.880	08/18/14	735,767
300,000		Deutsche Bank AG	3.450	03/30/15	309,581
200,000		Deutsche Bank AG	3.250	01/11/16	202,374
65,000		Discover Bank	7.000	04/15/20	72,195

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Fifth Third Bancorp	3.630%	01/25/16	$151,303
140,000		Fifth Third Bancorp	8.250	03/01/38	167,393
250,000		Fifth Third Bank	4.750	02/01/15	263,166
100,000		First Horizon National Corp	5.380	12/15/15	106,392
870,000		Golden West Financial Corp	4.750	10/01/12	910,795
200,000		HSBC Bank USA NA	4.630	04/01/14	213,189
750,000		HSBC Bank USA NA	4.880	08/24/20	738,401
266,000		HSBC Bank USA NA	5.880	11/01/34	266,512
33,000		HSBC Bank USA NA	7.000	01/15/39	37,521
525,000		HSBC Holdings plc	6.500	09/15/37	541,817
200,000	g	ICICI Bank Ltd	6.630	10/03/12	210,406
150,000		Inter-American Development Bank	1.630	07/15/13	153,113
1,000,000		Inter-American Development Bank	3.000	04/22/14	1,058,179
1,500,000		Inter-American Development Bank	2.250	07/15/15	1,533,506
105,000		Inter-American Development Bank	3.880	09/17/19	112,031
340,000		JP Morgan Chase Capital XXV	6.800	10/01/37	336,302
225,000		JPMorgan Chase & Co	2.050	01/24/14	226,675
634,000		JPMorgan Chase & Co	5.130	09/15/14	685,131
225,000		JPMorgan Chase & Co	3.700	01/20/15	233,957
610,000		JPMorgan Chase & Co	3.400	06/24/15	626,257
700,000		JPMorgan Chase & Co	5.150	10/01/15	756,032
250,000		JPMorgan Chase & Co	3.450	03/01/16	254,659
200,000		JPMorgan Chase & Co	3.150	07/05/16	201,224
185,000		JPMorgan Chase & Co	6.000	01/15/18	205,748
180,000		JPMorgan Chase & Co	4.950	03/25/20	185,934
700,000		JPMorgan Chase & Co	4.400	07/22/20	685,768
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,780,569
150,000		JPMorgan Chase & Co	4.630	05/10/21	148,786
308,000		JPMorgan Chase & Co	5.500	10/15/40	306,241
50,000		KeyBank NA	5.800	07/01/14	54,818
300,000		KeyCorp	3.750	08/13/15	309,708
150,000		KeyCorp	5.100	03/24/21	152,774
30,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	29,685
100,000		National City Bank	6.200	12/15/11	102,448
100,000		Nordic Investment Bank	3.630	06/17/13	105,715
500,000		Nordic Investment Bank	2.250	03/15/16	508,980
400,000		Northern Trust Corp	4.630	05/01/14	436,824
380,000		PNC Funding Corp	5.400	06/10/14	419,298
645,000		PNC Funding Corp	5.130	02/08/20	690,601
50,000		PNC Funding Corp	4.380	08/11/20	50,586
200,000		Royal Bank of Scotland Group plc	5.050	01/08/15	198,879
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	256,791
100,000		Sovereign Bank	8.750	05/30/18	112,886
200,000		State Street Corp	4.380	03/07/21	202,636
100,000		SunTrust Bank	7.250	03/15/18	115,367
100,000		SunTrust Banks, Inc	3.600	04/15/16	100,970
100,000		SunTrust Banks, Inc	6.000	09/11/17	111,040
50,000		SVB Financial Group	5.380	09/15/20	50,241
315,000		Union Bank of California NA	5.950	05/11/16	344,459
60,000		UnionBanCal Corp	5.250	12/16/13	65,155
150,000		US Bancorp	2.130	02/15/13	153,349
400,000		US Bancorp	2.000	06/14/13	408,634

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$170,000	US Bank NA	6.300%	02/04/14	$189,456
240,000	USB Capital XIII Trust	6.630	12/15/39	246,701
329,000	Wachovia Bank NA	4.800	11/01/14	351,648
700,000	Wachovia Bank NA	5.600	03/15/16	757,796
510,000	Wachovia Bank NA	5.850	02/01/37	513,420
1,670,000	Wells Fargo & Co	4.750	02/09/15	1,786,206
350,000	Wells Fargo & Co	3.680	06/15/16	359,569
300,000	Wells Fargo & Co	5.130	09/15/16	320,833
400,000	Wells Fargo & Co	4.600	04/01/21	402,221
264,000	Wells Fargo & Co	5.380	02/07/35	264,795
20,000	Western Union Co	5.930	10/01/16	22,615
200,000	Western Union Co	5.250	04/01/20	210,632
100,000	Westpac Banking Corp	2.250	11/19/12	101,909
100,000	Westpac Banking Corp	1.850	12/09/13	101,086
855,000	Westpac Banking Corp	3.000	08/04/15	864,268
75,000	Westpac Banking Corp	4.880	11/19/19	78,011
185,000	Zions Bancorporation	7.750	09/23/14	202,844

	TOTAL BANKS			41,328,570

CAPITAL GOODS - 0.5%
50,000	Agilent Technologies, Inc	6.500	11/01/17	57,587
100,000	Arrow Electronics, Inc	6.880	07/01/13	108,949
25,000	Avnet, Inc	6.630	09/15/16	28,308
115,000	Black & Decker Corp	8.950	04/15/14	136,079
100,000	Cameron International Corp	6.380	07/15/18	114,235
136,000	Caterpillar Financial Services Corp	6.130	02/17/14	152,855
150,000	Caterpillar Financial Services Corp	1.380	05/20/14	150,611
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	582,948
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	226,189
361,000	Caterpillar Financial Services Corp	7.150	02/15/19	445,395
50,000	Caterpillar, Inc	5.700	08/15/16	57,816
200,000	Caterpillar, Inc	3.900	05/27/21	200,026
10,000	Caterpillar, Inc	7.300	05/01/31	12,768
150,000	Caterpillar, Inc	5.200	05/27/41	150,014
75,000	CRH America, Inc	5.300	10/15/13	80,260
150,000	CRH America, Inc	4.130	01/15/16	153,467
100,000	CRH America, Inc	6.000	09/30/16	109,767
200,000	Danaher Corp	5.630	01/15/18	226,995
18,000	Deere & Co	5.380	10/16/29	19,093
100,000	DIRECTV Holdings LLC	5.000	03/01/21	103,574
100,000	DIRECTV Holdings LLC	6.380	03/01/41	106,768
150,000	Dover Corp	5.450	03/15/18	168,659
100,000	Dover Corp	5.380	03/01/41	102,226
200,000	Eaton Corp	5.600	05/15/18	225,056
300,000	Emerson Electric Co	5.250	10/15/18	335,279
100,000	Emerson Electric Co	4.880	10/15/19	109,214
200,000	General Dynamics Corp	5.250	02/01/14	221,506
11,000	General Dynamics Corp	5.380	08/15/15	12,430
400,000	General Electric Co	5.250	12/06/17	443,130
265,000	Goodrich Corp	6.130	03/01/19	303,220
25,000	Goodrich Corp	4.880	03/01/20	26,381
185,000	Harsco Corp	5.130	09/15/13	199,730

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Illinois Tool Works, Inc	6.250%	04/01/19	$118,870
100,000		Ingersoll-Rand Global Holding Co Ltd	6.000	08/15/13	109,637
70,000		Ingersoll-Rand Global Holding Co Ltd	6.880	08/15/18	82,952
300,000		ITT Corp	4.900	05/01/14	327,266
76,000		John Deere Capital Corp	4.950	12/17/12	80,682
695,000		John Deere Capital Corp	2.950	03/09/15	723,617
300,000		John Deere Capital Corp	5.500	04/13/17	344,292
100,000		KLA-Tencor Corp	6.900	05/01/18	112,962
100,000		Legrand France S.A.	8.500	02/15/25	125,399
100,000		Lockheed Martin Corp	7.650	05/01/16	122,634
239,000		Lockheed Martin Corp	5.500	11/15/39	239,358
99,000	g	Myriad International Holding BV	6.380	07/28/17	106,920
50,000		Parker Hannifin Corp	3.500	09/15/22	48,119
50,000		Raytheon Co	4.400	02/15/20	51,745
300,000		Raytheon Co	3.130	10/15/20	281,637
100,000		Rockwell Automation, Inc	6.250	12/01/37	110,883
100,000		Roper Industries, Inc	6.250	09/01/19	113,226
170,000		Tyco International Finance S.A.	4.130	10/15/14	180,836
200,000		Tyco International Finance S.A.	3.380	10/15/15	205,680
100,000		Tyco International Finance S.A.	3.750	01/15/18	101,000
200,000		United Technologies Corp	4.880	05/01/15	222,453
200,000		United Technologies Corp	5.380	12/15/17	228,220
190,000		United Technologies Corp	4.500	04/15/20	201,174
180,000		United Technologies Corp	5.400	05/01/35	188,428
80,000		United Technologies Corp	6.050	06/01/36	89,926
145,000		United Technologies Corp	5.700	04/15/40	155,316
100,000		Valmont Industries, Inc	6.630	04/20/20	109,505

		TOTAL CAPITAL GOODS			10,153,272

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
100,000		Celgene Corp	3.950	10/15/20	96,531
30,000		Corp Andina de Fomento	5.130	05/05/15	32,372
500,000		Corp Andina de Fomento	3.750	01/15/16	506,922
200,000		Council Of Europe Development Bank	2.630	02/16/16	206,117
150,000		Daimler Finance North America LLC	6.500	11/15/13	166,873
200,000		Daimler Finance North America LLC	8.500	01/18/31	270,427
200,000		eBay, Inc	3.250	10/15/20	186,573
500,000		European Investment Bank	1.630	09/01/15	499,455
3,000,000		European Investment Bank	1.380	10/20/15	2,967,924
3,000,000		European Investment Bank	2.250	03/15/16	3,041,879
25,000		Howard Hughes Medical Institute	3.450	09/01/14	26,601
150,000		International Bank for Reconstruction & Development	2.000	04/02/12	151,880
45,000		International Bank for Reconstruction & Development	3.630	05/21/13	47,594
1,000,000		International Bank for Reconstruction & Development	1.130	08/25/14	1,005,532
200,000		International Bank for Reconstruction & Development	2.380	05/26/15	206,615
1,300,000		International Bank for Reconstruction & Development	2.130	03/15/16	1,318,997
34,000		International Bank for Reconstruction & Development	4.750	02/15/35	35,233
110,000		Johnson Controls, Inc	5.500	01/15/16	123,345
160,000		Johnson Controls, Inc	4.250	03/01/21	159,638
20,000		Johnson Controls, Inc	6.000	01/15/36	21,098
300,000	g	News America, Inc	6.150	02/15/41	297,191
44,000		Quest Diagnostics, Inc	5.450	11/01/15	49,037

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Reed Elsevier Capital, Inc	8.630%	01/15/19	$127,124
63,000		Republic Services, Inc	5.500	09/15/19	68,678
265,000		Republic Services, Inc	5.000	03/01/20	280,076
180,000		Republic Services, Inc	5.250	11/15/21	190,183
30,000		Republic Services, Inc	6.200	03/01/40	31,495
150,000	g	SAIC, Inc	4.450	12/01/20	154,305
45,000		Thomson Reuters Corp	6.500	07/15/18	52,647
145,000		Thomson Reuters Corp	5.850	04/15/40	151,867
110,000		Waste Management, Inc	4.600	03/01/21	112,238
255,000		Waste Management, Inc	6.130	11/30/39	266,856

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			12,853,303

COMMERICAL & PROFESSIONAL SERVICES - 0.1%
1,000,000		European Investment Bank	1.500	05/15/14	1,010,797
100,000		McGraw-Hill Cos, Inc	5.900	11/15/17	111,658
200,000		Quest Diagnostics, Inc	4.700	04/01/21	204,728
300,000		Thomson Corp	5.700	10/01/14	335,908
25,000		Vanderbilt University	5.250	04/01/19	27,871
200,000		Waste Management, Inc	5.000	03/15/14	217,507

		TOTAL COMMERICAL & PROFESSIONAL SERVICES			1,908,469

CONSUMER DURABLES & APPAREL - 0.1%
100,000		Hasbro, Inc	6.350	03/15/40	103,370
100,000		Mattel Inc	4.350	10/01/20	100,615
10,000		MDC Holdings, Inc	5.500	05/15/13	10,524
100,000		Newell Rubbermaid, Inc	5.500	04/15/13	107,038
100,000		Newell Rubbermaid, Inc	4.700	08/15/20	100,688
210,000		Toll Brothers Finance Corp	5.150	05/15/15	215,769
20,000		VF Corp	6.450	11/01/37	22,476
200,000		Whirlpool Corp	8.600	05/01/14	233,061
50,000		Xerox Corp	6.350	05/15/18	57,313

		TOTAL CONSUMER DURABLES & APPAREL			950,854

CONSUMER SERVICES - 0.2%
100,000		Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	108,556
100,000		Cintas Corp No 2	4.300	06/01/21	99,931
100,000		Darden Restaurants, Inc	6.200	10/15/17	114,359
75,000		Dartmouth College	4.750	06/01/19	80,939
150,000		Johns Hopkins University	5.250	07/01/19	167,160
160,000		Marriott International, Inc	5.630	02/15/13	170,647
25,000		McDonald’s Corp	5.300	03/15/17	28,596
820,000		McDonald’s Corp	3.500	07/15/20	819,424
30,000		McDonald’s Corp	6.300	03/01/38	34,637
100,000		Princeton University	4.950	03/01/19	110,793
20,000		Princeton University	5.700	03/01/39	22,375
510,000		Walt Disney Co	4.500	12/15/13	553,528
70,000		Walt Disney Co	5.630	09/15/16	81,098
100,000		Walt Disney Co	7.000	03/01/32	123,298
200,000		Yale University	2.900	10/15/14	210,696
30,000		Yum! Brands, Inc	6.250	03/15/18	34,412
50,000		Yum! Brands, Inc	3.880	11/01/20	48,533
100,000		Yum! Brands, Inc	6.880	11/15/37	113,444

		TOTAL CONSUMER SERVICES			2,922,426

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 4.4%
$150,000		ABN Amro Bank NV	4.650%	06/04/18	$147,060
500,000		African Development Bank	3.000	05/27/14	527,549
20,000		Ahold Finance USA LLC	6.880	05/01/29	22,592
400,000		American Express Centurion Bank	5.550	10/17/12	422,275
200,000		American Express Co	6.150	08/28/17	227,913
190,000		American Express Co	7.000	03/19/18	223,599
255,000		American Express Co	8.130	05/20/19	323,286
44,000		American Express Co	8.150	03/19/38	58,399
1,050,000		American Express Credit Corp	2.750	09/15/15	1,049,687
295,000		Ameriprise Financial, Inc	5.300	03/15/20	316,231
250,000		Bank of America Corp	3.630	03/17/16	250,720
585,000		Bank of America Corp	5.300	03/15/17	602,986
590,000		Bank of America Corp	5.750	12/01/17	627,333
100,000		Bank of Montreal	2.130	06/28/13	102,366
530,000		Bank of New York Mellon Corp	4.300	05/15/14	572,910
295,000		Bank of New York Mellon Corp	5.450	05/15/19	327,194
40,000		Bank of Nova Scotia	2.250	01/22/13	40,948
220,000		Bank of Nova Scotia	2.380	12/17/13	226,296
300,000		Bank of Nova Scotia	3.400	01/22/15	315,173
100,000		Bank of Nova Scotia	2.050	10/07/15	99,324
250,000		Bank of Nova Scotia	2.900	03/29/16	255,362
510,000		Barclays Bank plc	5.200	07/10/14	551,705
1,000,000		Barclays Bank plc	5.000	09/22/16	1,075,741
160,000	g	Barclays Bank plc	6.050	12/04/17	169,407
80,000		Bear Stearns Cos LLC	5.300	10/30/15	87,676
116,000		Bear Stearns Cos LLC	5.550	01/22/17	126,867
500,000		Berkshire Hathaway, Inc	2.130	02/11/13	513,030
50,000		Berkshire Hathaway, Inc	3.200	02/11/15	52,113
275,000		BlackRock, Inc	3.500	12/10/14	289,813
20,000		BlackRock, Inc	6.250	09/15/17	23,137
90,000		BlackRock, Inc	5.000	12/10/19	95,667
100,000		Block Financial LLC	5.130	10/30/14	103,825
480,000		BNP Paribas	3.250	03/11/15	488,385
200,000		BNP Paribas	3.600	02/23/16	202,234
250,000		BNP Paribas	5.000	01/15/21	251,352
100,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	100,419
125,000		Canadian Imperial Bank of Commerce	2.350	12/11/15	124,701
250,000		Capital One Bank USA NA	6.500	06/13/13	272,681
60,000		Capital One Bank USA NA	8.800	07/15/19	73,634
100,000		Capital One Capital V	10.250	08/15/39	106,000
370,000		Capital One Capital V	8.880	05/15/40	381,621
200,000		Capital One Financial Corp	7.380	05/23/14	228,367
50,000		Charles Schwab Corp	4.950	06/01/14	54,821
100,000		Charles Schwab Corp	4.450	07/22/20	102,332
500,000		Citigroup, Inc	6.000	12/13/13	543,640
250,000		Citigroup, Inc	3.950	06/15/16	255,927
470,000		Citigroup, Inc	6.130	05/15/18	517,578
2,310,000		Citigroup, Inc	5.380	08/09/20	2,410,630
345,000		Citigroup, Inc	6.880	03/05/38	383,932

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$120,000		CME Group, Inc	5.750%	02/15/14	$133,289
470,000		Credit Suisse	5.000	05/15/13	501,685
1,380,000		Credit Suisse	5.500	05/01/14	1,515,715
710,000		Credit Suisse	5.300	08/13/19	755,714
110,000		Credit Suisse	4.380	08/05/20	107,553
300,000		Credit Suisse AG.	5.400	01/14/20	303,713
155,000		Digital Realty Trust LP	4.500	07/15/15	161,321
100,000		Discover Financial Services	10.250	07/15/19	129,215
90,000		Eaton Vance Corp	6.500	10/02/17	103,924
50,000		European Bank for Reconstruction & Development	3.630	06/17/13	53,168
50,000		European Bank for Reconstruction & Development	1.630	09/03/15	49,893
500,000		European Bank for Reconstruction & Development	2.500	03/15/16	514,552
125,000		Franklin Resources, Inc	3.130	05/20/15	130,166
1,435,000		General Electric Capital Corp	1.880	09/16/13	1,451,380
2,085,000		General Electric Capital Corp	5.500	06/04/14	2,292,615
105,000		General Electric Capital Corp	3.500	06/29/15	109,088
400,000		General Electric Capital Corp	2.250	11/09/15	393,198
150,000		General Electric Capital Corp	2.950	05/09/16	150,826
125,000		General Electric Capital Corp	5.630	09/15/17	138,003
630,000		General Electric Capital Corp	5.500	01/08/20	674,666
805,000		General Electric Capital Corp	4.380	09/16/20	795,774
250,000		General Electric Capital Corp	4.630	01/07/21	251,472
300,000		General Electric Capital Corp	5.300	02/11/21	312,163
725,000		General Electric Capital Corp	6.750	03/15/32	805,513
200,000		General Electric Capital Corp	5.880	01/14/38	202,314
627,000		General Electric Capital Corp	6.880	01/10/39	709,775
340,000	i	Goldman Sachs Capital II	5.790	12/30/49	272,000
225,000		Goldman Sachs Group, Inc	3.630	08/01/12	231,571
510,000		Goldman Sachs Group, Inc	5.700	09/01/12	536,278
130,000		Goldman Sachs Group, Inc	3.700	08/01/15	132,375
875,000		Goldman Sachs Group, Inc	3.630	02/07/16	884,501
50,000		Goldman Sachs Group, Inc	5.950	01/18/18	53,894
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	65,301
1,195,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,390,434
2,505,000		Goldman Sachs Group, Inc	5.380	03/15/20	2,586,775
400,000		Goldman Sachs Group, Inc	6.000	06/15/20	430,395
65,000		Goldman Sachs Group, Inc	6.450	05/01/36	62,742
300,000		Goldman Sachs Group, Inc	6.250	02/01/41	302,451
675,000		HSBC Finance Corp	6.380	11/27/12	722,130
80,000		HSBC Finance Corp	4.750	07/15/13	84,713
532,000	g	HSBC Finance Corp	6.680	01/15/21	545,839
30,000		International Finance Corp	3.000	04/22/14	31,713
1,000,000		International Finance Corp	2.750	04/20/15	1,057,928
130,000		Jefferies Group, Inc	3.880	11/09/15	132,111
125,000		Jefferies Group, Inc	8.500	07/15/19	147,836
100,000		Jefferies Group, Inc	6.450	06/08/27	100,037
635,000		Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	668,364
1,000,000		Kreditanstalt fuer Wiederaufbau	1.380	01/13/14	1,009,556
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	2,935,949
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,223,404
1,175,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	1,241,440
125,000		Landwirtschaftliche Rentenbank	4.130	07/15/13	133,685

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$53,000		Lazard Group LLC	7.130%	05/15/15	$59,636
85,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	9
200,000		Lloyds TSB Bank plc	4.880	01/21/16	204,554
250,000		Lloyds TSB Bank plc	6.380	01/21/21	260,264
500,000		Merril Lynch & Co, Inc	6.050	05/16/16	524,195
300,000		Merril Lynch & Co, Inc	6.220	09/15/26	301,167
360,000		Merrill Lynch & Co, Inc	6.400	08/28/17	392,969
1,050,000		Merrill Lynch & Co, Inc	6.880	04/25/18	1,161,739
300,000		Morgan Stanley	4.750	04/01/14	312,716
1,100,000		Morgan Stanley	6.000	05/13/14	1,198,032
720,000		Morgan Stanley	6.000	04/28/15	780,528
200,000		Morgan Stanley	3.800	04/29/16	197,678
970,000		Morgan Stanley	5.450	01/09/17	1,025,799
450,000		Morgan Stanley	5.550	04/27/17	477,020
245,000		Morgan Stanley	5.950	12/28/17	263,387
796,000		Morgan Stanley	7.300	05/13/19	902,685
100,000		Morgan Stanley	5.630	09/23/19	102,615
590,000		Morgan Stanley	5.500	01/26/20	597,688
200,000		Morgan Stanley	5.750	01/25/21	202,366
320,000		NASDAQ OMX Group, Inc	4.000	01/15/15	323,703
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	219,288
445,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	484,788
150,000		National Rural Utilities Cooperative Finance Corp	3.880	09/16/15	160,216
285,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	394,703
260,000		Nomura Holdings, Inc	4.130	01/19/16	263,303
130,000		Nomura Holdings, Inc	6.700	03/04/20	142,045
40,000		NYSE Euronext	4.800	06/28/13	42,769
150,000		Oesterreichische Kontrollbank AG.	3.630	06/17/13	158,426
1,000,000		Oesterreichische Kontrollbank AG.	1.380	01/21/14	1,009,860
100,000		ORIX Corp	5.000	01/12/16	103,772
165,000		PACCAR Financial Corp	2.050	06/17/13	168,408
300,000		Principal Life Income Funding Trusts	5.300	04/24/13	322,623
240,000		Rabobank Nederland NV	2.130	10/13/15	237,747
100,000		Rabobank Nederland NV	4.500	01/11/21	102,112
200,000		Rabobank Nederland NV	5.250	05/24/41	198,229
100,000		Raymond James Financial, Inc	4.250	04/15/16	103,236
200,000		Royal Bank of Canada	2.100	07/29/13	205,207
100,000		Royal Bank of Canada	1.130	01/15/14	101,000
135,000		Royal Bank of Canada	2.630	12/15/15	137,145
150,000		Royal Bank of Scotland plc	3.400	08/23/13	153,488
50,000		Royal Bank of Scotland plc	4.880	03/16/15	51,891
500,000		Royal Bank of Scotland plc	3.950	09/21/15	502,348
100,000		Royal Bank of Scotland plc	4.380	03/16/16	100,873
100,000		Royal Bank of Scotland plc	5.630	08/24/20	100,042
200,000		Santander UK plc	7.950	10/26/29	217,905
80,000		SLM Corp	5.380	01/15/13	82,217
150,000		SLM Corp	6.250	01/25/16	155,625
680,000		SLM Corp	8.450	06/15/18	746,377
150,000		State Street Corp	4.300	05/30/14	162,216
150,000		TD Ameritrade Holding Corp	4.150	12/01/14	158,828
92,000		Telefonica Europe BV	8.250	09/15/30	109,850
100,000		Textron, Inc	5.600	12/01/17	107,184

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$50,000	Toyota Motor Credit Corp	1.380%	08/12/13	$50,343
250,000	Toyota Motor Credit Corp	3.200	06/17/15	259,828
200,000	Toyota Motor Credit Corp	2.800	01/11/16	204,722
500,000	UBS AG.	2.250	01/28/14	505,228
80,000	UBS AG.	5.750	04/25/18	86,734
1,125,000	UBS AG.	4.880	08/04/20	1,137,877
400,000	UFJ Finance Aruba AEC	6.750	07/15/13	439,520
30,000	Unilever Capital Corp	5.900	11/15/32	33,862

	TOTAL DIVERSIFIED FINANCIALS			65,267,140

ENERGY - 1.8%
650,000	Anadarko Petroleum Corp	5.950	09/15/16	731,631
100,000	Anadarko Petroleum Corp	6.380	09/15/17	114,633
165,000	Anadarko Petroleum Corp	8.700	03/15/19	210,261
325,000	Anadarko Petroleum Corp	6.200	03/15/40	329,386
150,000	Apache Corp	5.250	04/15/13	161,610
480,000	Apache Corp	5.100	09/01/40	461,049
100,000	Baker Hughes, Inc	6.500	11/15/13	112,440
215,000	Baker Hughes, Inc	5.130	09/15/40	208,216
395,000	BP Capital Markets plc	3.880	03/10/15	415,995
590,000	BP Capital Markets plc	3.130	10/01/15	605,750
250,000	BP Capital Markets plc	3.200	03/11/16	254,275
150,000	BP Capital Markets plc	4.740	03/11/21	154,740
100,000	Buckeye Partners LP	4.880	02/01/21	100,887
475,000	Burlington Resources Finance Co	7.200	08/15/31	577,140
400,000	Canadian Natural Resources Ltd	5.700	05/15/17	455,146
250,000	Canadian Natural Resources Ltd	6.250	03/15/38	272,018
45,000	Cenovus Energy, Inc	4.500	09/15/14	48,839
150,000	Cenovus Energy, Inc	5.700	10/15/19	169,973
100,000	Cenovus Energy, Inc	6.750	11/15/39	112,996
500,000	Chevron Corp	3.950	03/03/14	538,819
1,005,000	ConocoPhillips	4.600	01/15/15	1,110,069
385,000	ConocoPhillips	6.500	02/01/39	449,735
300,000	Devon Energy Corp	7.950	04/15/32	389,461
100,000	Diamond Offshore Drilling, Inc	5.880	05/01/19	112,388
150,000	Ecopetrol S.A.	7.630	07/23/19	179,625
295,000	Enbridge Energy Partners LP	5.200	03/15/20	312,793
120,000	EnCana Corp	6.500	05/15/19	140,953
315,000	EnCana Corp	6.630	08/15/37	338,639
200,000	EnCana Holdings Finance Corp	5.800	05/01/14	222,300
500,000	Ensco plc	4.700	03/15/21	505,092
110,000	Enterprise Products Operating LLC	4.600	08/01/12	114,243
40,000	Enterprise Products Operating LLC	5.600	10/15/14	44,438
145,000	Enterprise Products Operating LLC	5.000	03/01/15	157,859
235,000	Enterprise Products Operating LLC	6.300	09/15/17	269,541
130,000	Enterprise Products Operating LLC	6.500	01/31/19	148,914
480,000	Enterprise Products Operating LLC	6.130	10/15/39	488,133
100,000	EOG Resources, Inc	2.500	02/01/16	100,012
440,000	EOG Resources, Inc	4.100	02/01/21	434,572
50,000	EQT Corp	6.500	04/01/18	56,657
200,000	Halliburton Co	6.150	09/15/19	232,378
100,000	Halliburton Co	7.450	09/15/39	124,907
275,000	Hess Corp	8.130	02/15/19	347,956
340,000	Hess Corp	5.600	02/15/41	332,338
30,000	Husky Energy, Inc	7.250	12/15/19	35,955

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$130,000		Husky Energy, Inc	6.800%	09/15/37	$146,642
25,000		Magellan Midstream Partners LP	4.250	02/01/21	24,788
200,000		Magellan Midstream Partners LP	6.550	07/15/19	232,357
155,000		Marathon Oil Corp	6.600	10/01/37	171,838
200,000	g	Marathon Petroleum Corp	3.500	03/01/16	205,021
250,000	g	Marathon Petroleum Corp	5.130	03/01/21	257,012
274,000		Nabors Industries, Inc	9.250	01/15/19	347,307
285,000		Nexen, Inc	6.400	05/15/37	284,292
50,000		Noble Energy, Inc	8.250	03/01/19	63,932
100,000		Noble Energy, Inc	6.000	03/01/41	103,107
100,000		Noble Holding International Ltd	3.450	08/01/15	103,508
205,000		Noble Holding International Ltd	4.900	08/01/20	213,089
25,000		NuStar Logistics LP	4.800	09/01/20	25,205
350,000		Occidental Petroleum Corp	2.500	02/01/16	354,957
206,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	242,338
185,000		Pemex Project Funding Master Trust	5.750	03/01/18	202,854
350,000		Petrobras International Finance Co	3.880	01/27/16	356,411
47,000		Petrobras International Finance Co	6.130	10/06/16	52,326
625,000		Petrobras International Finance Co	7.880	03/15/19	756,820
100,000		Petrobras International Finance Co	5.750	01/20/20	106,676
375,000		Petrobras International Finance Co	6.880	01/20/40	399,285
75,000		Petro-Canada	6.800	05/15/38	84,595
505,000		Petroleos Mexicanos	4.880	03/15/15	546,663
80,000		Petroleos Mexicanos	8.000	05/03/19	98,640
475,000		Petroleos Mexicanos	6.000	03/05/20	521,313
190,000	g	Petroleos Mexicanos	6.500	06/02/41	192,783
200,000		Plains All American Pipeline LP	6.130	01/15/17	223,803
300,000		Plains All American Pipeline LP	5.000	02/01/21	305,055
100,000		Rowan Cos, Inc	5.000	09/01/17	106,993
440,000		Shell International Finance BV	3.100	06/28/15	459,843
805,000		Shell International Finance BV	4.300	09/22/19	845,414
80,000		Shell International Finance BV	4.380	03/25/20	84,062
171,000		Shell International Finance BV	6.380	12/15/38	198,273
210,000		Statoil ASA	2.900	10/15/14	220,322
350,000		Statoil ASA	3.130	08/17/17	353,064
50,000		Statoil ASA	5.250	04/15/19	55,484
200,000		Statoil ASA	5.100	08/17/40	194,985
350,000		Suncor Energy, Inc	6.100	06/01/18	398,050
400,000		Suncor Energy, Inc	6.500	06/15/38	436,811
25,000		Sunoco, Inc	5.750	01/15/17	26,935
25,000		Talisman Energy, Inc	7.750	06/01/19	30,467
250,000		Talisman Energy, Inc	3.750	02/01/21	236,321
320,000		TransCanada Pipelines Ltd	4.000	06/15/13	337,936
340,000		TransCanada Pipelines Ltd	5.850	03/15/36	355,043
269,000		TransCanada Pipelines Ltd	7.630	01/15/39	333,101
93,000		Transocean, Inc	6.000	03/15/18	102,968
400,000		Transocean, Inc	6.500	11/15/20	447,296
100,000		Transocean, Inc	6.800	03/15/38	107,371
165,000		Vale Overseas Ltd	6.250	01/23/17	186,656
445,000		Vale Overseas Ltd	4.630	09/15/20	442,569
464,000		Vale Overseas Ltd	6.880	11/21/36	503,805
680,000		Valero Energy Corp	6.130	02/01/20	747,275
30,000		Valero Energy Corp	7.500	04/15/32	33,503
440,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	449,249
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	64,258
150,000		Weatherford International Ltd	9.630	03/01/19	193,716
300,000		XTO Energy, Inc	6.250	08/01/17	363,407

		TOTAL ENERGY			27,622,556

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 0.2%
$250,000	CVS Caremark Corp	3.250%	05/18/15	$259,462
225,000	CVS Caremark Corp	5.750	06/01/17	252,715
75,000	CVS Caremark Corp	6.600	03/15/19	87,053
185,000	CVS Caremark Corp	4.750	05/18/20	192,057
100,000	CVS Caremark Corp	4.130	05/15/21	97,440
200,000	CVS Caremark Corp	6.130	09/15/39	205,039
95,000	Delhaize Group S.A.	5.880	02/01/14	104,214
105,000	Delhaize Group S.A.	6.500	06/15/17	121,052
35,000	Delhaize Group S.A.	5.700	10/01/40	32,563
85,000	Kroger Co	5.000	04/15/13	90,597
300,000	Kroger Co	6.400	08/15/17	351,432
55,000	Kroger Co	6.800	12/15/18	65,379
45,000	Kroger Co	6.150	01/15/20	51,832
100,000	Kroger Co	6.900	04/15/38	115,514
39,000	Safeway, Inc	6.350	08/15/17	44,632
25,000	Safeway, Inc	5.000	08/15/19	26,164
240,000	Safeway, Inc	3.950	08/15/20	233,398
50,000	Starbucks Corp	6.250	08/15/17	58,046
50,000	SYSCO Corp	5.250	02/12/18	55,174
100,000	SYSCO Corp	5.380	09/21/35	105,673
150,000	Walgreen Co	4.880	08/01/13	162,368
100,000	Walgreen Co	5.250	01/15/19	111,462

	TOTAL FOOD & STAPLES RETAILING			2,823,266

FOOD, BEVERAGE & TOBACCO - 1.0%
50,000	Altria Group, Inc	4.130	09/11/15	52,984
830,000	Altria Group, Inc	9.250	08/06/19	1,082,275
300,000	Altria Group, Inc	4.750	05/05/21	299,795
155,000	Altria Group, Inc	10.200	02/06/39	222,311
316,000	Anheuser-Busch Cos, Inc	5.500	01/15/18	352,034
600,000	Anheuser-Busch InBev Worldwide, Inc	2.500	03/26/13	614,849
150,000	Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	152,838
500,000	Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	550,799
290,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	311,511
385,000	Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	438,135
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	113,529
390,000	Archer-Daniels-Midland Co	5.940	10/01/32	423,446
520,000	Bottling Group LLC	6.950	03/15/14	596,109

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$150,000	Bottling Group LLC	5.130%	01/15/19	$166,127
100,000	Bunge Ltd	4.100	03/15/16	104,167
100,000	Bunge Ltd	8.500	06/15/19	121,912
150,000	Campbell Soup Co	5.000	12/03/12	159,199
25,000	Campbell Soup Co	3.050	07/15/17	25,648
100,000	Campbell Soup Co	4.250	04/15/21	102,179
325,000	Coca-Cola Co	1.500	11/15/15	319,076
260,000	Coca-Cola Co	3.150	11/15/20	249,605
235,000	Coca-Cola Enterprises, Inc	4.250	03/01/15	255,814
150,000	Coca-Cola Enterprises, Inc	2.130	09/15/15	148,557
175,000	ConAgra Foods, Inc	7.000	04/15/19	200,234
100,000	ConAgra Foods, Inc	7.000	10/01/28	104,922
100,000	Corn Products International, Inc	4.630	11/01/20	100,876
350,000	Diageo Capital plc	5.500	09/30/16	396,655
325,000	Diageo Capital plc	5.750	10/23/17	372,569
190,000	Dr Pepper Snapple Group, Inc	6.120	05/01/13	206,426
100,000	Dr Pepper Snapple Group, Inc	2.900	01/15/16	101,196
230,000	Fortune Brands, Inc	5.380	01/15/16	249,221
235,000	General Mills, Inc	5.250	08/15/13	255,331
125,000	General Mills, Inc	5.200	03/17/15	139,206
210,000	General Mills, Inc	5.650	02/15/19	237,109
150,000	Hershey Co	4.130	12/01/20	153,474
50,000	HJ Heinz Co	5.350	07/15/13	54,261
100,000	HJ Heinz Finance Co	6.750	03/15/32	113,324
225,000	Kellogg Co	5.130	12/03/12	238,502
200,000	Kellogg Co	4.000	12/15/20	199,700
100,000	Kellogg Co	7.450	04/01/31	126,264
20,000	Kraft Foods, Inc	6.250	06/01/12	20,998
200,000	Kraft Foods, Inc	2.630	05/08/13	205,759
103,000	Kraft Foods, Inc	6.500	08/11/17	121,084
250,000	Kraft Foods, Inc	6.130	02/01/18	287,609
1,200,000	Kraft Foods, Inc	5.380	02/10/20	1,311,837
345,000	Kraft Foods, Inc	6.500	02/09/40	383,217
170,000	Lorillard Tobacco Co	6.880	05/01/20	184,438
85,000	PepsiAmericas, Inc	5.750	07/31/12	89,720
45,000	PepsiAmericas, Inc	4.380	02/15/14	48,674
245,000	PepsiCo, Inc	0.880	10/25/13	244,863
100,000	PepsiCo, Inc	2.500	05/10/16	101,057
40,000	PepsiCo, Inc	7.900	11/01/18	51,550
100,000	PepsiCo, Inc	4.500	01/15/20	106,018
400,000	PepsiCo, Inc	3.130	11/01/20	377,216
210,000	PepsiCo, Inc	4.880	11/01/40	200,716
285,000	Philip Morris International, Inc	4.880	05/16/13	305,728
450,000	Philip Morris International, Inc	5.650	05/16/18	506,104
140,000	Philip Morris International, Inc	6.380	05/16/38	158,596
200,000	Reynolds American, Inc	7.250	06/01/13	221,110
50,000	Reynolds American, Inc	6.750	06/15/17	57,729
65,000	Reynolds American, Inc	7.250	06/15/37	70,048
25,000	Sara Lee Corp	3.880	06/15/13	26,061
150,000	Sara Lee Corp	4.100	09/15/20	142,927
100,000	Tyson Foods, Inc	10.500	03/01/14	118,750
40,000	UST, Inc	6.630	07/15/12	42,270

	TOTAL FOOD, BEVERAGE & TOBACCO			15,496,248

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
$100,000	Allergan, Inc	5.750%	04/01/16	$114,105
50,000	Allergan, Inc	3.380	09/15/20	47,957
200,000	AmerisourceBergen Corp	5.880	09/15/15	227,138
200,000	Baxter International, Inc	5.900	09/01/16	234,398
120,000	Baxter International, Inc	4.500	08/15/19	126,848
16,000	Baxter International, Inc	6.250	12/01/37	18,399
25,000	Becton Dickinson & Co	5.000	05/15/19	27,309
150,000	Becton Dickinson & Co	3.250	11/12/20	142,780
100,000	Cardinal Health, Inc	4.630	12/15/20	101,504
100,000	CareFusion Corp	6.380	08/01/19	112,869
100,000	Coventry Health Care, Inc	6.300	08/15/14	107,656
100,000	Coventry Health Care, Inc	5.450	06/15/21	102,321
25,000	Covidien International	5.450	10/15/12	26,457
200,000	Covidien International Finance S.A.	6.000	10/15/17	233,739
100,000	Covidien International Finance S.A.	6.550	10/15/37	115,584
225,000	Express Scripts	6.250	06/15/14	253,378
100,000	Express Scripts, Inc	3.130	05/15/16	100,616
200,000	Laboratory Corp of America Holdings	3.130	05/15/16	202,766
230,000	McKesson Corp	3.250	03/01/16	237,138
25,000	McKesson Corp	5.700	03/01/17	28,337
30,000	McKesson Corp	4.750	03/01/21	31,130
100,000	McKesson Corp	6.000	03/01/41	106,819
250,000	Medco Health Solutions, Inc	2.750	09/15/15	252,190
50,000	Medco Health Solutions, Inc	7.130	03/15/18	58,425
205,000	Medtronic, Inc	4.750	09/15/15	227,657
50,000	Medtronic, Inc	5.600	03/15/19	56,956
355,000	Medtronic, Inc	4.450	03/15/20	371,152
135,000	Quest Diagnostics, Inc	6.400	07/01/17	155,759
20,000	St. Jude Medical, Inc	3.750	07/15/14	21,279
150,000	St. Jude Medical, Inc	2.500	01/15/16	150,203
250,000	Stryker Corp	3.000	01/15/15	260,054
90,000	Stryker Corp	4.380	01/15/20	94,212
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	182,204
155,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	163,248
106,000	Zimmer Holdings, Inc	5.750	11/30/39	108,256

	TOTAL HEALTH CARE EQUIPMENT & SERVICES			4,800,843

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Avon Products, Inc	5.630	03/01/14	109,481
100,000	Avon Products, Inc	6.500	03/01/19	114,505
60,000	Colgate-Palmolive Co	6.450	06/16/28	68,994
25,000	Procter & Gamble Co	3.500	02/15/15	26,681
725,000	Procter & Gamble Co	4.700	02/15/19	800,064
225,000	Procter & Gamble Co	5.550	03/05/37	240,526
250,000	Unilever Capital Corp	4.800	02/15/19	274,020
250,000	Unilever Capital Corp	4.250	02/10/21	260,233

	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,894,504

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE - 1.0%
$285,000	ACE INA Holdings, Inc	5.880%	06/15/14	$318,648
100,000	ACE INA Holdings, Inc	2.600	11/23/15	100,423
25,000	ACE INA Holdings, Inc	5.800	03/15/18	27,822
200,000	Aegon NV	4.630	12/01/15	211,946
200,000	Aetna, Inc	6.500	09/15/18	233,442
140,000	Aetna, Inc	6.630	06/15/36	155,937
30,000	Aflac, Inc	3.450	08/15/15	30,638
300,000	Aflac, Inc	8.500	05/15/19	366,901
125,000	Aflac, Inc	6.900	12/17/39	130,788
400,000	Allstate Corp	7.450	05/16/19	475,971
175,000	Allstate Corp	5.550	05/09/35	169,394
200,000	Allstate Life Global Funding Trusts	5.380	04/30/13	215,541
450,000	American Financial Group, Inc	9.880	06/15/19	559,600
151,000	American International Group, Inc	4.250	05/15/13	155,224
600,000	American International Group, Inc	3.650	01/15/14	611,453
250,000	American International Group, Inc	8.250	08/15/18	287,157
300,000	American International Group, Inc	6.400	12/15/20	322,916
200,000	American International Group, Inc	6.250	05/01/36	203,301
400,000	American International Group, Inc	6.250	03/15/37	364,000
100,000	AON Corp	3.130	05/27/16	99,674
50,000	AON Corp	5.000	09/30/20	51,268
100,000	AON Corp	8.210	01/01/27	113,396
100,000	Assurant, Inc	6.750	02/15/34	100,348
170,000	AXA S.A.	8.600	12/15/30	202,538
50,000	Axis Specialty Finance	5.880	06/01/20	51,275
333,000	Berkshire Hathaway Finance Corp	4.850	01/15/15	367,641
300,000	Berkshire Hathaway Finance Corp	2.450	12/15/15	303,738
150,000	Berkshire Hathaway Finance Corp	5.400	05/15/18	166,388
100,000	Boardwalk Pipelines LP	5.750	09/15/19	108,137
40,000	Chubb Corp	5.750	05/15/18	45,163
250,000	Chubb Corp	6.000	05/11/37	262,181
140,000	CIGNA Corp	5.130	06/15/20	147,878
100,000	CIGNA Corp	4.500	03/15/21	99,853
40,000	CNA Financial Corp	6.500	08/15/16	44,641
200,000	CNA Financial Corp	5.750	08/15/21	206,518
35,000	Genworth Financial, Inc	4.950	10/01/15	35,046
260,000	Genworth Financial, Inc	7.200	02/15/21	260,186
375,000	Hartford Financial Services Group, Inc	4.000	03/30/15	386,570
130,000	Hartford Financial Services Group, Inc	6.630	03/30/40	132,615
100,000	Humana, Inc	6.450	06/01/16	113,915
200,000	Lincoln National Corp	8.750	07/01/19	252,380
30,000	Lincoln National Corp	6.150	04/07/36	30,616
150,000	Lincoln National Corp	7.000	06/15/40	169,148
100,000	Manulife Financial Corp	4.900	09/17/20	99,934
100,000	Marsh & McLennan Cos, Inc	5.380	07/15/14	108,478
125,000	Marsh & McLennan Cos, Inc	9.250	04/15/19	160,182
32,000	Metlife, Inc	5.380	12/15/12	33,849
80,000	Metlife, Inc	5.000	06/15/15	87,283
575,000	Metlife, Inc	6.750	06/01/16	669,273
150,000	Metlife, Inc	4.750	02/08/21	152,912
50,000	Metlife, Inc	6.380	06/15/34	53,825
205,000	Metlife, Inc	5.700	06/15/35	205,551

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$130,000	Metlife, Inc	5.880%	02/06/41	$130,648
20,000	Nationwide Financial Services	6.750	05/15/37	18,790
100,000	PartnerRe Ltd	5.500	06/01/20	100,989
130,000	Principal Financial Group, Inc	8.880	05/15/19	165,363
120,000	Progressive Corp	6.250	12/01/32	125,545
100,000	Protective Life Corp	7.380	10/15/19	113,693
295,000	Prudential Financial, Inc	5.100	09/20/14	320,718
200,000	Prudential Financial, Inc	4.750	09/17/15	215,175
150,000	Prudential Financial, Inc	3.000	05/12/16	148,678
60,000	Prudential Financial, Inc	6.100	06/15/17	67,388
320,000	Prudential Financial, Inc	7.380	06/15/19	379,489
250,000	Prudential Financial, Inc	6.200	11/15/40	255,480
100,000	Reinsurance Group of America, Inc	5.000	06/01/21	98,933
100,000	Swiss Re Solutions Holding Corp	7.000	02/15/26	109,416
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	21,889
310,000	Travelers Cos, Inc	5.800	05/15/18	347,375
130,000	Travelers Cos, Inc	5.900	06/02/19	144,380
200,000	Travelers Cos, Inc	5.350	11/01/40	188,467
100,000	UnitedHealth Group, Inc	5.380	03/15/16	112,098
324,000	UnitedHealth Group, Inc	6.000	02/15/18	367,377
200,000	UnitedHealth Group, Inc	4.700	02/15/21	208,507
65,000	UnitedHealth Group, Inc	6.630	11/15/37	72,106
250,000	UnitedHealth Group, Inc	6.880	02/15/38	285,859
100,000	Unitrin, Inc	6.000	11/30/15	106,881
110,000	Unum Group	5.630	09/15/20	115,190
400,000	WellPoint, Inc	5.880	06/15/17	457,326
220,000	WellPoint, Inc	5.850	01/15/36	224,356
312,000	Willis North America, Inc	6.200	03/28/17	340,186
165,000	WR Berkley Corp	5.380	09/15/20	166,979
150,000	XL Capital Ltd	6.380	11/15/24	154,868

	TOTAL INSURANCE			15,827,651

MATERIALS - 1.0%
40,000	3M Co	4.650	12/15/12	42,392
100,000	3M Co	4.380	08/15/13	107,989
90,000	3M Co	5.700	03/15/37	98,787
100,000	Agrium, Inc	6.750	01/15/19	117,447
90,000	Air Products & Chemicals, Inc	4.150	02/01/13	94,509
80,000	Airgas, Inc	4.500	09/15/14	85,660
200,000	Alcoa, Inc	5.550	02/01/17	212,798
180,000	Alcoa, Inc	6.150	08/15/20	190,689
100,000	Alcoa, Inc	5.400	04/15/21	100,309
300,000	Alcoa, Inc	5.870	02/23/22	307,415
100,000	Allegheny Technologies, Inc	5.950	01/15/21	106,442
100,000	AngloGold Ashanti Holdings plc	5.380	04/15/20	98,461
120,000	ArcelorMittal	3.750	08/05/15	122,702
290,000	ArcelorMittal	9.850	06/01/19	367,642
320,000	ArcelorMittal	7.000	10/15/39	323,550
357,000	ArcelorMittal USA, Inc	6.500	04/15/14	395,887
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	181,981
50,000	Barrick Gold Corp	6.950	04/01/19	59,441
250,000	Barrick Gold Financeco LLC	6.130	09/15/13	276,463

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000	g	Barrick North America Finance LLC	4.400%	05/30/21	$497,681
110,000		Bemis Co, Inc	5.650	08/01/14	121,001
100,000		Bemis Co, Inc	6.800	08/01/19	115,211
20,000		Celulosa Arauco y Constitucion S.A.	5.630	04/20/15	21,556
100,000		Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	99,190
50,000		Cliffs Natural Resources, Inc	4.800	10/01/20	50,263
200,000		Cliffs Natural Resources, Inc	4.880	04/01/21	200,552
110,000		Clorox Co	5.450	10/15/12	116,080
25,000		Clorox Co	5.000	01/15/15	27,387
100,000		Clorox Co	3.550	11/01/15	104,196
100,000		Commercial Metals Co	6.500	07/15/17	106,902
25,000		Corning, Inc	4.250	08/15/20	25,097
100,000		Corning, Inc	5.750	08/15/40	99,769
150,000		Dow Chemical Co	4.850	08/15/12	156,668
80,000		Dow Chemical Co	5.900	02/15/15	89,865
591,000		Dow Chemical Co	8.550	05/15/19	762,061
500,000		Dow Chemical Co	4.250	11/15/20	487,977
165,000		Eastman Chemical Co	5.500	11/15/19	176,878
300,000		EI Du Pont de Nemours & Co	4.130	03/06/13	316,144
90,000		EI Du Pont de Nemours & Co	5.250	12/15/16	101,730
820,000		EI Du Pont de Nemours & Co	4.630	01/15/20	866,536
295,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	322,288
100,000		Hubbell, Inc	3.630	11/15/22	95,647
300,000		International Paper Co	7.950	06/15/18	357,207
44,000		International Paper Co	9.380	05/15/19	56,189
30,000		International Paper Co	7.500	08/15/21	35,065
170,000		International Paper Co	7.300	11/15/39	184,942
330,000		Kimberly-Clark Corp	6.250	07/15/18	388,149
25,000		Kimberly-Clark Corp	3.630	08/01/20	24,879
100,000		Kimberly-Clark Corp	3.880	03/01/21	101,502
100,000		Lafarge S.A.	6.500	07/15/16	108,078
92,000		Lubrizol Corp	8.880	02/01/19	119,652
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	277,777
200,000		Monsanto Co	2.750	04/15/16	204,976
98,000		Newmont Mining Corp	5.880	04/01/35	98,691
135,000		Newmont Mining Corp	6.250	10/01/39	140,132
100,000		Nucor Corp	5.750	12/01/17	115,692
130,000		Nucor Corp	5.850	06/01/18	148,424
100,000		Nucor Corp	4.130	09/15/22	98,637
50,000		Owens Corning	9.000	06/15/19	59,720
50,000		Packaging Corp of America	5.750	08/01/13	53,419
100,000		Plum Creek Timberlands LP	4.700	03/15/21	98,556
450,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	475,764
150,000		PPG Industries, Inc	6.650	03/15/18	176,261
150,000		PPG Industries, Inc	3.600	11/15/20	145,829
405,000		Praxair, Inc	5.250	11/15/14	454,927
140,000		Praxair, Inc	3.250	09/15/15	147,618
200,000		Rio Tinto Alcan, Inc	4.500	05/15/13	212,307
150,000		Rio Tinto Finance USA Ltd	2.500	05/20/16	150,292
400,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	467,163
570,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	545,493
200,000		Rio Tinto Finance USA Ltd	4.130	05/20/21	198,662
200,000		Rohm and Haas Co	6.000	09/15/17	227,403
100,000		RPM International, Inc	6.130	10/15/19	107,133
180,000		Southern Copper Corp	6.750	04/16/40	175,106
150,000		Teck Resources Ltd	9.750	05/15/14	181,572
50,000		Teck Resources Ltd	3.850	08/15/17	50,769
250,000		Teck Resources Ltd	4.500	01/15/21	252,000
175,000		Teck Resources Ltd	4.750	01/15/22	175,457
140,000	g	Xstrata Finance Canada Ltd	5.800	11/15/16	156,785

		TOTAL MATERIALS			15,223,471

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA - 0.8%
$50,000		CBS Corp	5.750%	04/15/20	$54,192
445,000		CBS Corp	4.300	02/15/21	434,437
20,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	22,401
450,000		Comcast Cable Communications LLC	8.880	05/01/17	573,943
475,000		Comcast Corp	5.300	01/15/14	520,923
595,000		Comcast Corp	5.150	03/01/20	640,631
129,000		Comcast Corp	7.050	03/15/33	149,287
345,000		Comcast Corp	5.650	06/15/35	337,940
100,000		Comcast Corp	6.950	08/15/37	112,887
380,000		Comcast Corp	6.400	03/01/40	406,685
300,000		COX Communications, Inc	4.630	06/01/13	318,551
35,000		COX Communications, Inc	5.450	12/15/14	39,009
50,000		DIRECTV Holdings LLC	4.750	10/01/14	54,731
600,000		DIRECTV Holdings LLC	3.550	03/15/15	626,885
100,000		DIRECTV Holdings LLC	3.500	03/01/16	103,222
285,000		DIRECTV Holdings LLC	5.200	03/15/20	301,555
145,000		DIRECTV Holdings LLC	6.000	08/15/40	147,015
200,000		Grupo Televisa S.A.	6.630	03/18/25	220,661
348,000		Historic TW, Inc	6.630	05/15/29	379,269
35,000	g	NBC Universal, Inc	3.650	04/30/15	36,747
585,000	g	NBC Universal, Inc	5.150	04/30/20	617,703
220,000	g	NBC Universal, Inc	4.380	04/01/21	217,701
95,000	g	NBC Universal, Inc	6.400	04/30/40	102,101
355,000		News America, Inc	7.250	05/18/18	421,592
200,000	g	News America, Inc	4.500	02/15/21	197,382
500,000		News America, Inc	6.200	12/15/34	510,634
100,000		Omnicom Group, Inc	5.900	04/15/16	112,253
100,000		Omnicom Group, Inc	4.450	08/15/20	99,198
70,000		Time Warner Cable, Inc	6.750	07/01/18	81,179
510,000		Time Warner Cable, Inc	8.750	02/14/19	649,847
1,100,000		Time Warner Cable, Inc	8.250	04/01/19	1,371,922
175,000		Time Warner Cable, Inc	6.750	06/15/39	191,435
240,000		Time Warner Cable, Inc	5.880	11/15/40	236,872
490,000		Time Warner, Inc	3.150	07/15/15	506,745
128,000		Time Warner, Inc	5.880	11/15/16	146,310
250,000		Time Warner, Inc	4.750	03/29/21	254,313
285,000		Time Warner, Inc	6.500	11/15/36	303,844
200,000		Time Warner, Inc	6.100	07/15/40	203,311

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$150,000	Time Warner, Inc	6.250%	03/29/41	$155,816
406,000	Viacom, Inc	4.380	09/15/14	436,052
200,000	Viacom, Inc	6.880	04/30/36	223,281
100,000	WPP Finance UK	5.880	06/15/14	109,841

	TOTAL MEDIA			12,630,303

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
300,000	Abbott Laboratories	2.700	05/27/15	311,874
830,000	Abbott Laboratories	4.130	05/27/20	845,833
39,000	Abbott Laboratories	6.000	04/01/39	43,128
100,000	Abbott Laboratories	5.300	05/27/40	100,452
165,000	Agilent Technologies, Inc	2.500	07/15/13	168,000
300,000	Amgen, Inc	5.850	06/01/17	347,387
75,000	Amgen, Inc	4.500	03/15/20	77,348
250,000	Amgen, Inc	3.450	10/01/20	238,378
300,000	Amgen, Inc	4.100	06/15/21	297,633
100,000	Amgen, Inc	6.400	02/01/39	111,483
150,000	Amgen, Inc	4.950	10/01/41	135,471
350,000	AstraZeneca plc	5.900	09/15/17	407,873
300,000	AstraZeneca plc	6.450	09/15/37	348,101
100,000	Biogen Idec, Inc	6.880	03/01/18	116,781
300,000	Bristol-Myers Squibb Co	5.450	05/01/18	338,242
103,000	Bristol-Myers Squibb Co	6.130	05/01/38	117,357
200,000	Eli Lilly & Co	4.200	03/06/14	215,926
75,000	Eli Lilly & Co	5.200	03/15/17	84,968
250,000	Eli Lilly & Co	5.550	03/15/37	258,374
125,000	Genentech, Inc	4.750	07/15/15	137,781
25,000	Genzyme Corp	3.630	06/15/15	26,466
100,000	Gilead Sciences, Inc	4.500	04/01/21	100,166
100,000	GlaxoSmithKline Capital, Inc	4.380	04/15/14	108,862
595,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	678,677
100,000	GlaxoSmithKline Capital, Inc	5.380	04/15/34	103,685
143,000	GlaxoSmithKline Capital, Inc	6.380	05/15/38	164,898
150,000	Hospira, Inc	6.050	03/30/17	170,250
370,000	Johnson & Johnson	3.800	05/15/13	391,682
150,000	Johnson & Johnson	2.150	05/15/16	150,356
175,000	Johnson & Johnson	5.850	07/15/38	192,873
180,000	Johnson & Johnson	4.500	09/01/40	164,735
150,000	Johnson & Johnson	4.850	05/15/41	145,190
185,000	Life Technologies Corp	3.380	03/01/13	190,447
215,000	Life Technologies Corp	3.500	01/15/16	219,899
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	406,253
785,000	Merck & Co, Inc	6.000	09/15/17	923,582
150,000	Merck & Co, Inc	6.500	12/01/33	177,640
300,000	Novartis Capital Corp	4.130	02/10/14	323,307
545,000	Novartis Capital Corp	2.900	04/24/15	566,977
190,000	Novartis Capital Corp	4.400	04/24/20	200,664
610,000	Pfizer, Inc	6.200	03/15/19	713,549
300,000	Sanofi-Aventis S.A.	2.630	03/29/16	305,463
150,000	Sanofi-Aventis S.A.	4.000	03/29/21	150,017
240,000	Schering-Plough Corp	6.550	09/15/37	283,381
200,000	Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	205,801

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Teva Pharmaceutical Finance Co LLC	6.150%	02/01/36	$164,355
125,000		Watson Pharmaceuticals, Inc	5.000	08/15/14	135,772
650,000		Wyeth	5.500	02/15/16	740,802
400,000		Wyeth	6.450	02/01/24	476,454
320,000		Wyeth	5.950	04/01/37	343,405

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			13,627,998

REAL ESTATE - 0.3%
105,000		AMB Property LP	7.630	08/15/14	119,607
165,000		AMB Property LP	4.500	08/15/17	165,106
134,000		AMB Property LP	6.630	05/15/18	148,154
100,000		AvalonBay Communities, Inc	3.950	01/15/21	95,566
115,000		BioMed Realty LP	6.130	04/15/20	122,341
25,000		Boston Properties LP	5.000	06/01/15	27,099
80,000		Boston Properties LP	5.880	10/15/19	87,651
175,000		Boston Properties LP	4.130	05/15/21	167,151
165,000		Boston Properties LP	2.880	02/15/37	165,413
115,000		Brandywine Operating Partnership LP	7.500	05/15/15	131,899
115,000		Brandywine Operating Partnership LP	5.700	05/01/17	123,283
100,000		Camden Property Trust	4.630	06/15/21	98,561
275,000		Duke Realty LP	5.950	02/15/17	301,643
35,000		ERP Operating LP	5.250	09/15/14	38,340
300,000		ERP Operating LP	5.130	03/15/16	327,055
150,000		HCP, Inc	3.750	02/01/16	152,539
130,000		HCP, Inc	6.000	01/30/17	143,149
150,000		HCP, Inc	5.380	02/01/21	154,714
30,000		HCP, Inc	6.750	02/01/41	31,719
100,000		Health Care REIT, Inc	3.630	03/15/16	100,632
200,000		Health Care REIT, Inc	4.700	09/15/17	205,297
40,000		Health Care REIT, Inc	6.130	04/15/20	42,844
125,000		Highwoods Properties, Inc	5.850	03/15/17	136,401
50,000		Hospitality Properties Trust	5.130	02/15/15	52,614
50,000		HRPT Properties Trust	5.880	09/15/20	51,345
35,000		Kilroy Realty Corp	5.000	11/03/15	36,479
45,000		Kimco Realty Corp	5.700	05/01/17	49,878
220,000		Liberty Property LP	4.750	10/01/20	220,720
125,000		Mack-Cali Realty Corp	7.750	08/15/19	150,376
75,000		National Retail Properties, Inc	6.880	10/15/17	83,653
20,000		Nationwide Health Properties, Inc	6.250	02/01/13	21,276
40,000		Realty Income Corp	5.950	09/15/16	44,319
75,000		Realty Income Corp	5.750	01/15/21	80,365
175,000		Regency Centers LP	5.250	08/01/15	190,267
10,000		Regency Centers LP	5.880	06/15/17	11,085
88,000		Simon Property Group LP	5.100	06/15/15	97,149
45,000		Simon Property Group LP	5.250	12/01/16	49,432
240,000		Simon Property Group LP	10.350	04/01/19	332,210
290,000		Simon Property Group LP	4.380	03/01/21	285,432
100,000	g,i	USB Realty Corp	6.090	12/30/49	87,250
55,000		Ventas Realty LP	3.130	11/30/15	54,459
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	198,313

		TOTAL REAL ESTATE			5,182,786

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 0.6%
$120,000		Advance Auto Parts, Inc	5.750%	05/01/20	$126,977
50,000		AutoZone, Inc	6.500	01/15/14	56,015
100,000		AutoZone, Inc	4.000	11/15/20	95,555
100,000		Best Buy Co, Inc	3.750	03/15/16	100,479
200,000		Cooper US, Inc	5.250	11/15/12	211,772
120,000		Costco Wholesale Corp	5.500	03/15/17	139,400
100,000		Family Dollar Stores, Inc	5.000	02/01/21	98,068
150,000		Gap, Inc	5.950	04/12/21	144,106
155,000		Home Depot, Inc	5.250	12/16/13	169,374
100,000		Home Depot, Inc	5.400	03/01/16	111,741
100,000		Home Depot, Inc	3.950	09/15/20	98,939
250,000		Home Depot, Inc	4.400	04/01/21	251,207
360,000		Home Depot, Inc	5.880	12/16/36	368,443
25,000		Kohl’s Corp	6.250	12/15/17	29,330
100,000		Kohl’s Corp	6.880	12/15/37	115,356
200,000		Lowe’s Cos, Inc	2.130	04/15/16	199,168
200,000		Lowe’s Cos, Inc	3.750	04/15/21	195,851
175,000		Lowe’s Cos, Inc	5.500	10/15/35	177,431
300,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	336,769
200,000		Macy’s Retail Holdings, Inc	6.900	04/01/29	221,342
30,000		Nordstrom, Inc	4.750	05/01/20	31,522
100,000		Nordstrom, Inc	7.000	01/15/38	119,393
188,000		Staples, Inc	9.750	01/15/14	223,812
950,000		Target Corp	3.880	07/15/20	947,555
60,000		Target Corp	7.000	07/15/31	71,917
100,000		Target Corp	6.500	10/15/37	114,274
105,000		TJX Cos, Inc	6.950	04/15/19	126,902
100,000		Wal-Mart Stores, Inc	4.500	07/01/15	110,069
200,000		Wal-Mart Stores, Inc	1.500	10/25/15	197,386
200,000		Wal-Mart Stores, Inc	2.800	04/15/16	204,704
300,000		Wal-Mart Stores, Inc	3.630	07/08/20	294,815
1,400,000		Wal-Mart Stores, Inc	3.250	10/25/20	1,331,832
400,000		Wal-Mart Stores, Inc	4.250	04/15/21	408,395
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	88,251
295,000		Wal-Mart Stores, Inc	5.250	09/01/35	295,019
160,000		Wal-Mart Stores, Inc	6.500	08/15/37	183,757
65,000		Wal-Mart Stores, Inc	5.630	04/01/40	67,030
195,000		Wal-Mart Stores, Inc	5.000	10/25/40	183,599

		TOTAL RETAILING			8,247,555

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
85,000		Analog Devices, Inc	5.000	07/01/14	93,622
55,000	g	Broadcom Corp	1.500	11/01/13	55,128
140,000	g	Broadcom Corp	2.380	11/01/15	138,617
110,000		National Semiconductor Corp	3.950	04/15/15	116,946
200,000		Texas Instruments, Inc	2.380	05/16/16	200,061

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			604,374

SOFTWARE & SERVICES - 0.5%
285,000		Adobe Systems, Inc	3.250	02/01/15	296,973
20,000		Adobe Systems, Inc	4.750	02/01/20	20,626

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$20,000		CA, Inc	6.130%	12/01/14	$22,439
100,000		CA, Inc	5.380	12/01/19	106,574
120,000		Computer Sciences Corp	6.500	03/15/18	128,514
100,000		Expedia, Inc	7.460	08/15/18	111,750
50,000		Fiserv, Inc	3.130	10/01/15	50,607
150,000		Fiserv, Inc	3.130	06/15/16	149,211
100,000		Fiserv, Inc	6.800	11/20/17	115,456
100,000		Google, Inc	1.250	05/19/14	100,479
100,000		Google, Inc	2.130	05/19/16	100,266
100,000		Google, Inc	3.630	05/19/21	98,909
765,000		International Business Machines Corp	1.000	08/05/13	767,200
25,000		Juniper Networks, Inc	4.600	03/15/21	25,572
240,000		Microsoft Corp	0.880	09/27/13	240,422
25,000		Microsoft Corp	4.200	06/01/19	26,290
540,000		Microsoft Corp	3.000	10/01/20	512,343
150,000		Microsoft Corp	4.000	02/08/21	152,896
100,000		Microsoft Corp	5.300	02/08/41	102,584
320,000		Oracle Corp	3.750	07/08/14	343,062
320,000		Oracle Corp	5.750	04/15/18	366,229
365,000	g	Oracle Corp	3.880	07/15/20	362,688
470,000		Oracle Corp	6.130	07/08/39	522,856
290,000		Symantec Corp	2.750	09/15/15	287,293

		TOTAL SOFTWARE & SERVICES			5,011,239

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
75,000		Amphenol Corp	4.750	11/15/14	81,716
293,000		Cisco Systems, Inc	4.950	02/15/19	318,135
950,000		Cisco Systems, Inc	4.450	01/15/20	988,417
200,000		Cisco Systems, Inc	5.900	02/15/39	211,309
200,000		Dell, Inc	3.100	04/01/16	204,272
350,000		Dell, Inc	5.880	06/15/19	392,774
260,000		Discovery Communications LLC	5.050	06/01/20	275,313
100,000		Discovery Communications LLC	4.380	06/15/21	99,021
100,000		Discovery Communications LLC	6.350	06/01/40	106,214
350,000		General Electric Co	5.000	02/01/13	371,490
200,000		Harris Corp	4.400	12/15/20	200,624
405,000		Hewlett-Packard Co	2.950	08/15/12	414,938
325,000		Hewlett-Packard Co	4.750	06/02/14	354,660
400,000		Hewlett-Packard Co	2.130	09/13/15	399,310
450,000		Hewlett-Packard Co	3.750	12/01/20	437,526
300,000		International Business Machines Corp	4.750	11/29/12	317,084
300,000		International Business Machines Corp	2.000	01/05/16	298,247
400,000		International Business Machines Corp	7.000	10/30/25	498,007
203,000		International Business Machines Corp	5.600	11/30/39	214,377
85,000		International Game Technology	7.500	06/15/19	97,179
347,000		Koninklijke Philips Electronics NV	5.750	03/11/18	388,568
220,000		L-3 Communications Corp	5.200	10/15/19	227,789
200,000		Motorola, Inc	6.000	11/15/17	227,576
120,000		Nokia Oyj	6.630	05/15/39	111,888
390,000		Pitney Bowes, Inc	4.750	01/15/16	415,815
225,000		Tyco Electronics Group S.A.	6.550	10/01/17	265,106
225,000		Xerox Corp	8.250	05/15/14	264,007

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$330,000	Xerox Corp	4.250%	02/15/15	$351,363
150,000	Xerox Corp	5.630	12/15/19	164,298

	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			8,697,023

TELECOMMUNICATION SERVICES - 1.3%
200,000	America Movil SAB de C.V.	3.630	03/30/15	209,592
430,000	America Movil SAB de C.V.	5.000	03/30/20	448,576
190,000	America Movil SAB de C.V.	6.130	03/30/40	198,594
300,000	American Tower Corp	4.500	01/15/18	299,861
7,000	AT&T Corp	8.000	11/15/31	9,263
246,000	AT&T Mobility LLC	7.130	12/15/31	299,205
19,000	AT&T, Inc	5.880	08/15/12	20,063
350,000	AT&T, Inc	5.100	09/15/14	384,630
1,265,000	AT&T, Inc	2.500	08/15/15	1,281,458
150,000	AT&T, Inc	2.950	05/15/16	151,918
150,000	AT&T, Inc	5.800	02/15/19	169,253
150,000	AT&T, Inc	4.450	05/15/21	152,651
470,000	AT&T, Inc	6.150	09/15/34	486,570
220,000	AT&T, Inc	6.500	09/01/37	239,043
875,000	AT&T, Inc	6.300	01/15/38	926,605
322,000	AT&T, Inc	5.350	09/01/40	305,213
690,000	BellSouth Corp	5.200	09/15/14	760,171
60,000	BellSouth Corp	6.880	10/15/31	67,401
140,000	BellSouth Corp	6.550	06/15/34	150,635
400,000	British Telecommunications plc	5.950	01/15/18	441,793
150,000	British Telecommunications plc	9.880	12/15/30	206,059
290,000	Cellco Partnership	5.550	02/01/14	319,647
565,000	Cellco Partnership	8.500	11/15/18	733,688
300,000	CenturyTel, Inc	5.150	06/15/17	300,493
384,000	CenturyTel, Inc	7.600	09/15/39	369,362
450,000	Deutsche Telekom International Finance BV	5.750	03/23/16	508,921
150,000	Deutsche Telekom International Finance BV	6.000	07/08/19	171,283
340,000	Deutsche Telekom International Finance BV	8.750	06/15/30	448,729
200,000	Embarq Corp	6.740	06/01/13	216,641
150,000	Embarq Corp	7.080	06/01/16	166,743
345,000	France Telecom S.A.	2.130	09/16/15	344,417
245,000	France Telecom S.A.	8.500	03/01/31	329,744
50,000	Koninklijke KPN NV	8.380	10/01/30	64,325
400,000	Qwest Corp	7.500	10/01/14	448,500
150,000	Qwest Corp	6.500	06/01/17	162,750
300,000	Rogers Communications, Inc	6.800	08/15/18	353,991
50,000	Rogers Wireless, Inc	7.500	03/15/15	59,194
85,000	Telecom Italia Capital S.A.	6.180	06/18/14	91,467
150,000	Telecom Italia Capital S.A.	4.950	09/30/14	156,400
755,000	Telecom Italia Capital S.A.	7.180	06/18/19	833,584
100,000	Telecom Italia Capital S.A.	7.720	06/04/38	99,451
200,000	Telefonica Emisiones SAU	2.580	04/26/13	202,069
250,000	Telefonica Emisiones SAU	3.990	02/16/16	252,881
1,020,000	Telefonica Emisiones SAU	5.130	04/27/20	1,011,092
100,000	Telefonos de Mexico SAB de C.V.	5.500	01/27/15	109,022
715,000	Verizon Communications, Inc	4.350	02/15/13	752,583
300,000	Verizon Communications, Inc	3.000	04/01/16	306,424

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$140,000		Verizon Communications, Inc	5.500%	02/15/18	$155,706
220,000		Verizon Communications, Inc	8.750	11/01/18	286,243
200,000		Verizon Communications, Inc	6.350	04/01/19	232,321
380,000		Verizon Communications, Inc	6.250	04/01/37	403,252
520,000		Verizon Communications, Inc	6.400	02/15/38	563,567
220,000		Verizon Communications, Inc	8.950	03/01/39	310,566
300,000		Verizon Communications, Inc	6.000	04/01/41	313,274
225,000		Verizon New England, Inc	4.750	10/01/13	239,758
165,000		Verizon Virginia, Inc	4.630	03/15/13	174,019
200,000	g	Virgin Media Secured Finance plc	5.250	01/15/21	212,983
150,000		Vodafone Group plc	5.000	12/16/13	163,215
303,000		Vodafone Group plc	5.630	02/27/17	339,527
500,000		Vodafone Group plc	4.630	07/15/18	526,542
100,000		Vodafone Group plc	4.380	03/16/21	100,521
150,000		Vodafone Group plc	6.150	02/27/37	160,952

		TOTAL TELECOMMUNICATION SERVICES			20,204,401

TRANSPORTATION - 0.5%
100,000		AMER AIRLN PT TRS	5.250	01/31/21	97,750
136,000		Boeing Co	5.130	02/15/13	145,233
750,000		Boeing Co	3.750	11/20/16	805,183
100,000		Boeing Co	5.880	02/15/40	108,787
60,000		Burlington Northern Santa Fe Corp	5.750	03/15/18	68,034
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	588,841
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	162,560
160,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	164,818
150,000		Canadian National Railway Co	4.400	03/15/13	159,015
50,000		Canadian National Railway Co	6.900	07/15/28	59,657
200,000		Canadian National Railway Co	6.250	08/01/34	226,298
200,000		Canadian Pacific Railway Co	7.130	10/15/31	230,833
180,000		Continental Airlines, Inc	4.750	01/12/21	175,500
32,199		Continental Airlines, Inc	5.980	04/19/22	33,123
100,000		Con-Way, Inc	7.250	01/15/18	110,013
450,000		CSX Corp	7.380	02/01/19	548,524
100,000		CSX Corp	6.000	10/01/36	105,277
100,000		CSX Corp	5.500	04/15/41	97,574
300,000		Delta Air Lines, Inc	5.300	04/15/19	300,000
165,000		Embraer Overseas Ltd	6.380	01/15/20	179,850
134,000		FedEx Corp	8.000	01/15/19	168,395
100,000		GATX Corp	3.500	07/15/16	102,470
210,000		Norfolk Southern Corp	5.750	04/01/18	237,743
425,000		Norfolk Southern Corp	5.590	05/17/25	459,176
94,000		Norfolk Southern Corp	7.250	02/15/31	115,795
350,000		Northrop Grumman Corp	3.500	03/15/21	332,125
150,000		Ryder System, Inc	3.150	03/02/15	154,449
50,000		Ryder System, Inc	3.600	03/01/16	51,231
525,000		Southwest Airlines Co	5.250	10/01/14	568,081
331,000	g	Union Pacific Corp	4.160	07/15/22	327,665
200,000		Union Pacific Corp	6.630	02/01/29	231,377
42,000		United Parcel Service, Inc	3.880	04/01/14	45,259
100,000		United Parcel Service, Inc	5.500	01/15/18	113,396
300,000		United Parcel Service, Inc	5.130	04/01/19	337,141

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$405,000		United Parcel Service, Inc	3.130%	01/15/21	$384,627
35,000		United Parcel Service, Inc	6.200	01/15/38	40,400

		TOTAL TRANSPORTATION			8,036,200

UTILITIES - 1.9%
370,000		AGL Capital Corp	5.250	08/15/19	396,920
100,000		Alabama Power Co	5.200	06/01/41	99,108
60,000		Alliant Energy Corp	4.000	10/15/14	63,121
100,000		Ameren Corp	8.880	05/15/14	115,852
450,000		American Water Capital Corp	6.090	10/15/17	518,638
50,000		Appalachian Power Co	3.400	05/24/15	51,717
140,000		Appalachian Power Co	7.000	04/01/38	163,326
150,000		Arizona Public Service Co	8.750	03/01/19	192,580
60,000		Atmos Energy Corp	4.950	10/15/14	65,602
100,000		Atmos Energy Corp	8.500	03/15/19	127,566
785,000		Carolina Power & Light Co	5.300	01/15/19	876,218
190,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	217,233
323,000	g	CenterPoint Energy Resources Corp	4.500	01/15/21	325,288
100,000		Commonwealth Edison Co	1.630	01/15/14	100,705
775,000		Commonwealth Edison Co	4.000	08/01/20	767,535
87,000		Commonwealth Edison Co	5.900	03/15/36	91,190
210,000		Connecticut Light & Power Co	5.500	02/01/19	236,108
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	71,773
190,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	198,580
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	343,171
105,000		Consolidated Natural Gas Co	5.000	12/01/14	115,784
180,000		Constellation Energy Group, Inc	4.550	06/15/15	191,558
100,000		Constellation Energy Group, Inc	7.600	04/01/32	117,253
230,000		Consumers Energy Co	6.130	03/15/19	266,392
250,000		Detroit Edison Co	3.450	10/01/20	243,076
360,000		Dominion Resources, Inc	5.150	07/15/15	398,975
200,000		Dominion Resources, Inc	4.450	03/15/21	203,807
50,000		Dominion Resources, Inc	5.950	06/15/35	52,842
390,000		Duke Energy Carolinas LLC	5.750	11/15/13	432,629
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	129,621
200,000		Duke Energy Carolinas LLC	3.900	06/15/21	199,866
350,000		Duke Energy Carolinas LLC	6.050	04/15/38	387,342
246,000		Duke Energy Corp	5.050	09/15/19	264,625
200,000		El Paso Natural Gas Co	5.950	04/15/17	226,335
100,000		Enbridge, Inc	5.600	04/01/17	112,212
300,000		Energy Transfer Partners LP	6.130	02/15/17	334,166
100,000		Energy Transfer Partners LP	9.700	03/15/19	127,792
140,000		Energy Transfer Partners LP	7.500	07/01/38	158,503
100,000		Enersis S.A.	7.380	01/15/14	111,349
125,000		Entergy Arkansas, Inc	3.750	02/15/21	118,610
100,000		Entergy Gulf States Louisiana LLC	3.950	10/01/20	96,550
125,000		Entergy Texas, Inc	7.130	02/01/19	146,653
75,000		Exelon Corp	4.900	06/15/15	80,643
100,000		Exelon Generation Co LLC	5.200	10/01/19	104,360
300,000		FirstEnergy Corp	7.380	11/15/31	341,590
280,000		FirstEnergy Solutions Corp	4.800	02/15/15	300,409
320,000		FirstEnergy Solutions Corp	6.050	08/15/21	344,336

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$47,000		Florida Power & Light Co	4.950%	06/01/35	$45,594
400,000		Florida Power & Light Co	5.250	02/01/41	404,866
29,000		Florida Power Corp	5.650	06/15/18	33,085
165,000		Florida Power Corp	6.400	06/15/38	190,636
390,000		FPL Group Capital, Inc	2.600	09/01/15	388,212
600,000		Georgia Power Co	5.700	06/01/17	686,777
177,000		Georgia Power Co	5.950	02/01/39	191,700
50,000		Great Plains Energy, Inc	2.750	08/15/13	51,140
200,000		Great Plains Energy, Inc	4.850	06/01/21	200,641
80,000		Indiana Michigan Power Co	7.000	03/15/19	95,411
70,000		Integrys Energy Group, Inc	4.170	11/01/20	68,212
100,000		Interstate Power & Light Co	6.250	07/15/39	111,131
20,000	g	Kansas Gas & Electric	6.700	06/15/19	23,115
320,000	g	Kentucky Utilities Co	3.750	11/15/20	301,633
60,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	63,223
150,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	154,435
400,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	512,946
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	108,628
385,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	399,777
429,000		Midamerican Energy Holdings Co	5.880	10/01/12	454,927
590,000		Midamerican Energy Holdings Co	5.950	05/15/37	620,563
100,000		Midamerican Energy Holdings Co	6.500	09/15/37	112,741
85,000		National Fuel Gas Co	5.250	03/01/13	90,046
300,000		National Grid plc	6.300	08/01/16	344,602
320,000		Nevada Power Co	6.500	08/01/18	374,236
45,000		Nevada Power Co	7.130	03/15/19	53,709
130,000		Nevada Power Co	5.380	09/15/40	128,217
235,000		NiSource Finance Corp	5.400	07/15/14	258,330
50,000		NiSource Finance Corp	6.400	03/15/18	56,642
150,000		NiSource Finance Corp	6.130	03/01/22	165,255
100,000		NiSource Finance Corp	5.950	06/15/41	97,955
325,000		Northern States Power Co	5.350	11/01/39	335,147
150,000		NSTAR Electric Co	5.630	11/15/17	172,474
150,000		Oglethorpe Power Corp	5.380	11/01/40	144,756
100,000		Oklahoma Gas & Electric Co	5.250	05/15/41	97,654
200,000		Oncor Electric Delivery Co LLC	6.380	01/15/15	227,536
50,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	58,434
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	83,955
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	95,691
100,000		ONEOK Partners LP	3.250	02/01/16	101,714
30,000		ONEOK Partners LP	6.650	10/01/36	32,561
100,000		ONEOK Partners LP	6.850	10/15/37	111,314
100,000		ONEOK Partners LP	6.130	02/01/41	101,868
355,000		Pacific Gas & Electric Co	8.250	10/15/18	455,651
20,000		Pacific Gas & Electric Co	6.050	03/01/34	21,148
75,000		Pacific Gas & Electric Co	5.800	03/01/37	77,033
400,000		Pacific Gas & Electric Co	5.400	01/15/40	388,164
250,000		PacifiCorp	6.000	01/15/39	276,003
165,000		Pepco Holdings, Inc	2.700	10/01/15	165,871
150,000		PG&E Corp	5.750	04/01/14	165,575
65,000		Potomac Electric Power Co	7.900	12/15/38	87,895
200,000		PPL Energy Supply LLC	6.200	05/15/16	224,237

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$225,000		Public Service Co of Colorado	4.880%	03/01/13	$239,849
85,000		Public Service Co of Colorado	5.500	04/01/14	94,710
520,000		Public Service Co of Oklahoma	5.150	12/01/19	552,456
100,000		Public Service Co of Oklahoma	4.400	02/01/21	101,104
220,000		Public Service Electric & Gas Co	5.300	05/01/18	246,120
410,000		Public Service Electric & Gas Co	5.380	11/01/39	418,150
250,000		Puget Sound Energy, Inc	5.760	10/01/39	261,381
255,000		San Diego Gas & Electric Co	5.350	05/15/40	261,864
100,000		SCANA Corp	4.750	05/15/21	100,322
260,000		Sempra Energy	6.000	10/15/39	273,924
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	49,875
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	125,563
100,000		Southern California Edison Co	5.000	01/15/16	111,919
250,000		Southern California Edison Co	5.500	08/15/18	284,451
80,000		Southern California Edison Co	3.880	06/01/21	79,848
35,000		Southern California Edison Co	6.050	03/15/39	39,232
300,000		Southern California Edison Co	4.500	09/01/40	272,017
108,000	g	Southern Natural Gas Co	5.900	04/01/17	122,758
60,000		Spectra Energy Capital LLC	6.200	04/15/18	68,036
250,000		Spectra Energy Capital LLC	8.000	10/01/19	305,816
200,000		TECO Finance, Inc	5.150	03/15/20	212,088
100,000		Tennessee Gas Pipeline Co	7.000	10/15/28	115,129
75,000		Toledo Edison Co	7.250	05/01/20	90,369
270,000		Total Capital S.A.	3.130	10/02/15	281,755
200,000		Total Capital S.A.	4.450	06/24/20	208,746
100,000		Total Capital S.A.	4.130	01/28/21	101,158
200,000		TransAlta Corp	6.650	05/15/18	228,820
200,000		Union Electric Co	6.700	02/01/19	234,847
100,000		Union Electric Co	8.450	03/15/39	140,417
100,000		United Utilities plc	6.880	08/15/28	109,057
263,000		Veolia Environnement	5.250	06/03/13	281,978
430,000		Virginia Electric and Power Co	4.750	03/01/13	456,764
350,000		Virginia Electric and Power Co	6.000	05/15/37	387,995
56,000		Williams Cos, Inc	7.880	09/01/21	69,409
200,000		Williams Cos, Inc	7.750	06/15/31	233,439
245,000		Williams Partners LP	3.800	02/15/15	256,636
70,000		Williams Partners LP	7.250	02/01/17	82,529
130,000		Williams Partners LP	5.250	03/15/20	136,865
235,000		Williams Partners LP	6.300	04/15/40	243,624
200,000		Wisconsin Electric Power Co	5.630	05/15/33	209,162
100,000		Xcel Energy, Inc	4.700	05/15/20	103,977

		TOTAL UTILITIES			29,036,734

		TOTAL CORPORATE BONDS			331,159,754
		(Cost $330,718,693)

GOVERNMENT BONDS - 75.2%

AGENCY SECURITIES - 6.2%
		Federal Farm Credit Bank (FFCB)
500,000		FFCB	4.850	03/12/12	515,853
1,945,000		FFCB	1.380	06/25/13	1,980,599

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	FFCB	3.880%	10/07/13	$1,072,571
100,000	FFCB	3.000	09/22/14	106,021
	Federal Home Loan Bank (FHLB)
500,000	FHLB	1.750	08/22/12	507,948
3,870,000	FHLB	1.880	06/21/13	3,973,921
240,000	FHLB	3.630	10/18/13	256,155
8,625,000	FHLB	3.130	12/13/13	9,129,683
110,000	FHLB	5.250	06/18/14	123,978
2,650,000	FHLB	2.880	06/12/15	2,783,457
1,000,000	FHLB	5.380	05/18/16	1,159,902
95,000	FHLB	4.750	12/16/16	107,796
500,000	FHLB	4.880	05/17/17	571,556
1,045,000	FHLB	5.000	11/17/17	1,200,401
	Federal Home Loan Mortgage Corp (FHLMC)
8,650,000	FHLMC	1.130	07/27/12	8,718,828
2,560,000	FHLMC	5.500	08/20/12	2,709,350
4,500,000	FHLMC	2.130	09/21/12	4,596,647
1,025,000	FHLMC	4.130	12/21/12	1,080,568
500,000	FHLMC	1.630	04/15/13	510,324
680,000	FHLMC	3.500	05/29/13	719,139
211,000	FHLMC	4.130	09/27/13	227,453
207,000	FHLMC	4.500	01/15/14	226,348
1,740,000	FHLMC	2.500	04/23/14	1,817,105
108,000	FHLMC	4.380	07/17/15	119,779
125,000	FHLMC	4.750	11/17/15	140,686
132,000	FHLMC	4.750	01/19/16	148,725
213,000	FHLMC	5.250	04/18/16	245,320
127,000	FHLMC	5.500	07/18/16	147,644
3,736,000	FHLMC	5.130	10/18/16	4,278,422
200,000	FHLMC	4.880	06/13/18	227,316
2,120,000	FHLMC	6.250	07/15/32	2,614,376
	Federal National Mortgage Association (FNMA)
740,000	FNMA	1.130	07/30/12	746,246
5,500,000	FNMA	3.250	04/09/13	5,777,426
96,000	FNMA	3.880	07/12/13	102,586
2,185,000	FNMA	1.250	08/20/13	2,214,869
176,000	FNMA	5.130	01/02/14	193,142
214,000	FNMA	2.750	02/05/14	225,022
3,646,000	FNMA	2.750	03/13/14	3,835,391
4,071,000	FNMA	2.500	05/15/14	4,249,660
5,415,000	FNMA	3.000	09/16/14	5,748,743
9,145,000	FNMA	4.630	10/15/14	10,176,189
215,000	FNMA	5.000	03/15/16	245,017
150,000	FNMA	5.000	05/11/17	171,579
340,000	FNMA	5.380	06/12/17	395,718
155,000	FNMA	6.630	11/15/30	195,787
1,500,000	FNMA	5.630	07/15/37	1,689,942
850,000	Citigroup Funding, Inc	2.250	12/10/12	871,442
1,025,000	General Electric Capital Corp	2.130	12/21/12	1,049,431
2,460,000	GMAC, Inc	2.200	12/19/12	2,522,447
590,000	Private Export Funding Corp	2.250	12/15/17	579,047
640,000	Private Export Funding Corp	4.300	12/15/21	670,771

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$95,000	US Central Federal Credit Union	1.900%	10/19/12	$96,687
605,000	Western Corporate Federal Credit Union	1.750	11/02/12	614,521

	TOTAL AGENCY SECURITIES			94,389,534

FOREIGN GOVERNMENT BONDS - 2.3%
906,000	Brazilian Government International Bond	5.880	01/15/19	1,048,695
640,000	Brazilian Government International Bond	4.880	01/22/21	684,480
100,000	Brazilian Government International Bond	8.880	04/15/24	142,750
80,000	Brazilian Government International Bond	7.130	01/20/37	98,800
630,000	Brazilian Government International Bond	5.630	01/07/41	647,325
975,000	Canada Government International Bond	2.380	09/10/14	1,014,557
745,000	Chile Government International Bond	3.880	08/05/20	749,470
100,000	China Development Bank	5.000	10/15/15	109,575
300,000	Colombia Government International Bond	8.250	12/22/14	363,150
450,000	Colombia Government International Bond	7.380	03/18/19	560,925
350,000	Colombia Government International Bond	6.130	01/18/41	380,625
410,000	Eksportfinans ASA	5.000	02/14/12	421,503
950,000	Eksportfinans ASA	2.000	09/15/15	947,445
205,000	European Investment Bank	4.880	02/15/36	211,307
95,000	Export Development Canada	3.500	05/16/13	100,155
200,000	Export Development Canada	1.500	05/15/14	203,094
345,000	Export Development Canada	2.250	05/28/15	355,546
180,000	Export-Import Bank of Korea	8.130	01/21/14	205,763
250,000	Export-Import Bank of Korea	5.880	01/14/15	274,142
190,000	Export-Import Bank of Korea	4.130	09/09/15	197,815
475,000	Export-Import Bank of Korea	5.130	06/29/20	480,688
1,190,000	Federative Republic of Brazil	6.000	01/17/17	1,390,515
120,556	Federative Republic of Brazil	8.000	01/15/18	144,968
190,000	Hungary Government International Bond	6.380	03/29/21	200,450
195,000	Hungary Government International Bond	7.630	03/29/41	210,356
500,000	Hydro Quebec	2.000	06/30/16	492,626
70,000	Hydro Quebec	9.400	02/01/21	100,306
300,000	Israel Government International Bond	4.630	06/15/13	317,718
100,000	Israel Government International Bond	5.130	03/26/19	107,048
150,000	Italian Republic	2.130	10/05/12	151,348
200,000	Italian Republic	2.130	09/16/13	202,275
500,000	Italian Republic	3.130	01/26/15	509,026
1,200,000	Italian Republic	5.250	09/20/16	1,301,042
74,000	Italian Republic	5.380	06/15/33	72,192
430,000	Italy Government International Bond	5.380	06/12/17	466,753
200,000	Japan Bank for International Cooperation	2.130	11/05/12	203,216
1,500,000	Japan Bank for International Cooperation	4.250	06/18/13	1,598,985
500,000	Japan Finance Organization for Municipalities	5.000	05/16/17	565,199
200,000	Korea Development Bank	8.000	01/23/14	227,641
475,000	Korea Development Bank	4.380	08/10/15	498,570
235,000	Korea Development Bank	3.250	03/09/16	234,316
100,000	Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	113,539
1,025,000	Landwirtschaftliche Rentenbank	5.130	02/01/17	1,170,987
66,000	Mexico Government International Bond	7.500	04/08/33	83,490
600,000	Mexico Government International Bond	6.750	09/27/34	697,500
204,000	Mexico Government International Bond	6.050	01/11/40	217,056
100,000	Panama Government International Bond	5.200	01/30/20	109,700

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Panama Government International Bond	6.700%	01/26/36	$590,000
320,000		Peruvian Government International Bond	7.130	03/30/19	384,960
125,000		Peruvian Government International Bond	7.350	07/21/25	152,688
350,000		Peruvian Government International Bond	5.630	11/18/50	329,875
380,000		Poland Government International Bond	3.880	07/16/15	392,920
485,000		Poland Government International Bond	6.380	07/15/19	554,113
67,000		Poland Government International Bond	5.130	04/21/21	69,261
1,055,000		Province of British Columbia Canada	2.850	06/15/15	1,106,541
730,000		Province of Manitoba Canada	2.130	04/22/13	749,641
255,000		Province of Nova Scotia Canada	2.380	07/21/15	261,322
50,000		Province of Nova Scotia Canada	5.130	01/26/17	56,860
1,700,000		Province of Ontario Canada	2.950	02/05/15	1,782,665
190,000		Province of Ontario Canada	2.700	06/16/15	197,144
1,000,000		Province of Ontario Canada	2.300	05/10/16	1,005,154
230,000		Province of Ontario Canada	4.400	04/14/20	243,938
40,000		Province of Quebec Canada	4.880	05/05/14	44,196
385,000		Province of Quebec Canada	5.130	11/14/16	438,935
335,000		Province of Quebec Canada	4.630	05/14/18	369,608
120,000		Province of Quebec Canada	3.500	07/29/20	118,820
201,000		Province of Quebec Canada	7.500	09/15/29	268,727
285,000		Republic of Hungary	6.250	01/29/20	300,960
475,000		Republic of Korea	5.750	04/16/14	522,948
100,000		Republic of Korea	7.130	04/16/19	120,052
289,000		South Africa Government International Bond	7.380	04/25/12	303,826
110,000		South Africa Government International Bond	6.880	05/27/19	131,175
225,000		South Africa Government International Bond	5.500	03/09/20	245,813
100,000		South Africa Government International Bond	6.250	03/08/41	107,250
625,000		Svensk Exportkredit AB	5.130	03/01/17	707,549
196,000		United Mexican States	5.880	02/17/14	217,266
1,280,000		United Mexican States	5.950	03/19/19	1,468,800
868,000		United Mexican States	5.130	01/15/20	937,440

		TOTAL FOREIGN GOVERNMENT BONDS			34,765,079

MORTGAGE BACKED - 33.1%
		Federal Home Loan Mortgage Corp (FHLMC)
1,165,487		FHLMC	4.500	12/01/19	1,245,317
473,621		FHLMC	5.000	05/01/23	511,113
1,919,750		FHLMC	4.000	10/01/25	2,004,148
325,415		FHLMC	5.500	07/01/26	353,150
1,232,476		FHLMC	4.500	04/01/29	1,286,962
31,425	i	FHLMC	5.000	10/01/35	33,281
298,598	i	FHLMC	2.510	02/01/36	313,029
102,684	i	FHLMC	4.110	07/01/36	108,169
286,351	i	FHLMC	2.820	09/01/36	299,878
360,583	i	FHLMC	4.610	09/01/36	378,278
247,266	i	FHLMC	5.920	09/01/36	262,750
41,536	i	FHLMC	5.650	02/01/37	44,857
43,297	i	FHLMC	5.820	02/01/37	46,562
679,789	i	FHLMC	5.000	03/01/37	717,389
74,907	i	FHLMC	5.400	03/01/37	80,930
719,943	i	FHLMC	5.930	04/01/37	779,181
77,199	i	FHLMC	5.630	05/01/37	81,982

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$321,114	i	FHLMC	5.740%	05/01/37	$346,610
100,392	i	FHLMC	5.580	06/01/37	106,628
414,983	i	FHLMC	5.620	08/01/37	442,058
445,391	i	FHLMC	5.350	09/01/37	473,737
224,369	i	FHLMC	5.870	09/01/37	240,457
14,987	i	FHLMC	6.020	09/01/37	16,279
68,902	i	FHLMC	5.350	02/01/38	74,201
538,528	i	FHLMC	4.480	04/01/38	572,418
601,294	i	FHLMC	4.880	04/01/38	644,322
56,701	i	FHLMC	4.760	07/01/38	60,394
1,061,196		FHLMC	4.500	10/01/39	1,098,824
144,247		FHLMC	5.000	10/01/39	153,396
2,298,651		FHLMC	4.500	12/01/39	2,385,187
265,761	i	FHLMC	3.630	06/01/40	277,697
1,132,700		FHLMC	4.000	03/01/25	1,181,435
961,540		FHLMC	3.500	12/01/25	980,675
1,245,061		FHLMC	4.000	05/01/26	1,298,630
1,065,157		FHLMC	5.500	08/01/38	1,154,900
1,248,651		FHLMC	5.500	09/01/38	1,354,830
813,875	h	FHLMC	4.500	05/01/39	844,515
888,063		FHLMC	5.500	03/01/40	961,499
1,512,505	h	FHLMC	5.000	04/01/40	1,608,912
596,761	h	FHLMC	5.000	04/01/41	635,731
2,744,159		FHLMC	4.500	05/01/41	2,839,105
		Federal Home Loan Mortgage Corp Gold (FGLMC)
77,607		FGLMC	6.000	08/01/12	78,942
190,632		FGLMC	4.500	05/01/13	194,818
145,601		FGLMC	5.000	07/01/14	156,158
9,220		FGLMC	7.500	01/01/16	10,100
139		FGLMC	7.500	05/01/16	153
190		FGLMC	7.500	06/01/16	208
49,487		FGLMC	5.500	05/01/17	53,612
92,907		FGLMC	5.500	06/01/17	100,398
62,579		FGLMC	5.000	12/01/17	67,625
49,814		FGLMC	5.500	12/01/17	53,904
76,817		FGLMC	5.000	03/01/18	82,547
238,796		FGLMC	5.000	04/01/18	256,643
237,448		FGLMC	4.500	06/01/18	253,787
426,854		FGLMC	4.500	09/01/18	456,224
427,930		FGLMC	4.000	11/01/18	454,633
462,936		FGLMC	4.500	01/01/19	494,765
85,861		FGLMC	4.000	05/01/19	90,843
671,533		FGLMC	4.500	05/01/19	717,529
377,091		FGLMC	4.000	10/01/19	398,972
140,543		FGLMC	5.500	11/01/19	152,521
233,139		FGLMC	4.500	01/01/20	249,107
91,364		FGLMC	4.500	02/01/20	97,622
889,935		FGLMC	5.000	05/01/20	962,042
895,647		FGLMC	5.000	05/01/20	967,867
83,750		FGLMC	4.500	07/01/20	89,465
982,570		FGLMC	5.000	07/01/20	1,061,799
9,917		FGLMC	7.000	10/01/20	11,491

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$79,672	FGLMC	5.000%	12/01/20	$86,134
1,091,766	FGLMC	4.500	06/01/21	1,165,863
1,811,985	FGLMC	4.500	06/01/21	1,934,964
120,715	FGLMC	5.500	07/01/21	130,626
85,549	FGLMC	5.000	10/01/22	91,925
59,719	FGLMC	6.000	11/01/22	65,408
626,181	FGLMC	5.000	04/01/23	671,585
57,681	FGLMC	4.500	05/01/23	61,217
1,056,086	FGLMC	4.500	05/01/23	1,120,831
781,106	FGLMC	5.500	05/01/23	844,748
146,235	FGLMC	5.000	10/01/23	156,839
99,119	FGLMC	5.500	10/01/23	107,194
89,297	FGLMC	5.000	11/01/23	96,352
197,541	FGLMC	5.000	03/01/24	213,149
66,771	FGLMC	4.500	04/01/24	70,823
29,934	FGLMC	4.500	05/01/24	31,750
182,318	FGLMC	4.500	06/01/24	193,382
842,821	FGLMC	4.000	07/01/24	879,874
283,112	FGLMC	4.500	09/01/24	300,292
110,536	FGLMC	4.500	09/01/24	117,243
51,232	FGLMC	4.500	09/01/24	54,341
44,283	FGLMC	5.500	09/01/24	48,157
62,278	FGLMC	4.500	10/01/24	66,058
131,481	FGLMC	4.500	10/01/24	139,829
72,511	FGLMC	4.500	11/01/24	76,911
119,051	FGLMC	4.500	12/01/24	126,276
579,662	FGLMC	5.500	12/01/24	626,891
89,168	FGLMC	4.500	02/01/25	94,523
72,165	FGLMC	4.500	06/01/25	76,544
120,356	FGLMC	4.500	07/01/25	127,584
3,569,304	FGLMC	3.500	11/01/25	3,640,335
32,017	FGLMC	6.000	08/01/26	35,166
162,932	FGLMC	5.000	10/01/26	175,316
51,369	FGLMC	5.500	10/01/26	55,747
526,112	FGLMC	6.000	12/01/27	578,264
82,763	FGLMC	5.500	05/01/28	89,749
660	FGLMC	6.500	10/01/28	748
722,616	FGLMC	5.500	01/01/29	783,613
15,383	FGLMC	6.500	01/01/29	17,433
226,584	FGLMC	4.000	02/01/29	231,291
3,096	FGLMC	6.500	03/01/29	3,508
97,256	FGLMC	6.500	05/01/29	110,214
19,449	FGLMC	6.500	07/01/29	22,040
142,718	FGLMC	5.000	12/01/29	152,440
244,361	FGLMC	4.000	08/01/30	249,437
2,172	FGLMC	8.000	01/01/31	2,581
990,234	FGLMC	4.000	03/01/31	1,010,803
20,274	FGLMC	6.500	09/01/31	22,976
29,997	FGLMC	8.000	09/01/31	35,668
158,744	FGLMC	7.000	12/01/31	184,154
94,608	FGLMC	6.500	01/01/32	107,214
262,097	FGLMC	6.000	02/01/32	290,862

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$77,285	FGLMC	7.000%	04/01/32	$89,656
80,224	FGLMC	6.500	05/01/32	90,913
100,639	FGLMC	5.500	11/01/32	109,543
100,838	FGLMC	6.000	02/01/33	111,905
422,492	FGLMC	5.000	03/01/33	451,336
477,611	FGLMC	6.000	03/01/33	530,030
174,924	FGLMC	6.000	03/01/33	194,122
71,547	FGLMC	6.000	03/01/33	79,399
217,054	FGLMC	5.000	04/01/33	231,872
42,198	FGLMC	6.000	04/01/33	46,829
1,052,496	FGLMC	5.500	06/01/33	1,145,614
404,565	FGLMC	4.500	07/01/33	422,103
69,266	FGLMC	5.000	08/01/33	73,995
394,394	FGLMC	5.000	08/01/33	421,751
84,976	FGLMC	6.500	08/01/33	96,298
890,429	FGLMC	5.000	09/01/33	951,219
341,371	FGLMC	5.500	09/01/33	371,573
346,256	FGLMC	5.500	09/01/33	376,891
258,290	FGLMC	5.500	09/01/33	281,142
205,094	FGLMC	5.500	09/01/33	223,239
195,899	FGLMC	4.000	10/01/33	198,224
113,287	FGLMC	5.000	10/01/33	121,021
439,419	FGLMC	5.500	10/01/33	478,296
765,820	FGLMC	5.500	12/01/33	833,574
203,171	FGLMC	5.500	12/01/33	221,146
1,404,062	FGLMC	7.000	12/01/33	1,628,807
1,932,120	FGLMC	5.000	01/01/34	2,064,028
50,039	FGLMC	5.500	02/01/34	54,466
284,821	FGLMC	5.000	03/01/34	304,089
320,137	FGLMC	5.500	03/01/34	348,460
530,740	FGLMC	5.000	05/01/34	566,642
315,141	FGLMC	4.500	06/01/34	328,606
191,463	FGLMC	5.500	06/01/34	208,282
133,218	FGLMC	6.000	06/01/34	147,839
374,139	FGLMC	6.000	09/01/34	413,799
67,819	FGLMC	5.000	11/01/34	72,339
2,307,743	FGLMC	5.000	12/01/34	2,463,853
137,026	FGLMC	5.500	12/01/34	149,092
284,028	FGLMC	5.500	12/01/34	309,157
21,610	FGLMC	5.500	01/01/35	23,508
33,619	FGLMC	5.500	01/01/35	36,572
145,494	FGLMC	5.500	01/01/35	158,275
913,046	FGLMC	4.500	04/01/35	952,055
520,135	FGLMC	6.000	05/01/35	574,702
98,161	FGLMC	6.000	05/01/35	108,382
548,891	FGLMC	7.000	05/01/35	636,751
214,035	FGLMC	5.500	06/01/35	232,838
124,831	FGLMC	5.500	06/01/35	135,797
210,487	FGLMC	5.000	07/01/35	224,561
233,277	FGLMC	6.000	07/01/35	257,568
194,643	FGLMC	5.000	08/01/35	207,658
73,793	FGLMC	5.500	08/01/35	80,237

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$371,702	FGLMC	6.000%	08/01/35	$410,407
97,877	FGLMC	4.500	09/01/35	101,921
153,149	FGLMC	5.000	10/01/35	163,389
751,439	FGLMC	5.000	10/01/35	802,154
760,806	FGLMC	5.000	10/01/35	811,677
706,614	FGLMC	5.000	12/01/35	753,861
113,247	FGLMC	5.000	12/01/35	120,819
395,168	FGLMC	6.000	01/01/36	435,637
207,528	FGLMC	5.000	02/01/36	221,404
99,136	FGLMC	5.000	02/01/36	105,765
129,960	FGLMC	6.000	02/01/36	143,492
1,228,214	FGLMC	5.500	04/01/36	1,335,534
114,072	FGLMC	5.500	05/01/36	124,092
72,349	FGLMC	6.500	05/01/36	81,661
763,667	FGLMC	5.000	07/01/36	812,820
410,473	FGLMC	6.000	07/01/36	453,984
178,282	FGLMC	6.000	08/01/36	196,540
118,642	FGLMC	6.000	09/01/36	131,255
299,440	FGLMC	6.500	10/01/36	337,979
206,945	FGLMC	5.500	11/01/36	224,381
508,088	FGLMC	6.000	11/01/36	560,121
282,295	FGLMC	6.500	03/01/37	318,833
1,681,932	FGLMC	5.500	04/01/37	1,821,014
195,362	FGLMC	5.000	05/01/37	207,814
114,021	FGLMC	5.000	06/01/37	121,289
903,741	FGLMC	5.500	06/01/37	978,473
658,804	FGLMC	6.000	08/01/37	727,815
261,850	FGLMC	6.000	09/01/37	289,279
152,036	FGLMC	6.000	11/01/37	167,344
933,768	FGLMC	6.500	11/01/37	1,052,927
466,067	FGLMC	6.000	01/01/38	512,996
174,969	FGLMC	6.000	02/01/38	192,395
1,570,006	FGLMC	5.000	03/01/38	1,670,078
1,980,545	FGLMC	5.000	04/01/38	2,114,212
150,438	FGLMC	5.000	04/01/38	160,967
834,512	FGLMC	5.500	05/01/38	902,737
88,869	FGLMC	5.500	06/01/38	96,134
315,999	FGLMC	6.000	07/01/38	347,472
283,239	FGLMC	5.500	08/01/38	307,944
390,862	FGLMC	5.000	09/01/38	415,532
62,177	FGLMC	5.500	10/01/38	67,260
2,053,475	FGLMC	6.000	11/01/38	2,257,994
114,554	FGLMC	4.500	02/01/39	118,724
365,821	FGLMC	5.500	02/01/39	395,728
79,285	FGLMC	4.500	03/01/39	82,096
1,207,201	FGLMC	5.000	03/01/39	1,288,675
314,424	FGLMC	6.000	03/01/39	345,740
246,399	FGLMC	4.500	04/01/39	256,137
4,297,208	FGLMC	4.000	05/01/39	4,307,908
1,872,645	FGLMC	4.500	05/01/39	1,939,047
76,644	FGLMC	4.500	05/01/39	79,361
8,296,046	FGLMC	4.500	05/01/39	8,590,214

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,886,924	FGLMC	4.000%	06/01/39	$2,894,112
771,194	FGLMC	4.500	06/01/39	798,539
293,421	FGLMC	5.000	06/01/39	313,224
164,025	FGLMC	5.500	06/01/39	177,435
4,318,173	FGLMC	4.000	07/01/39	4,328,925
116,820	FGLMC	4.500	07/01/39	120,963
243,829	FGLMC	4.500	07/01/39	252,475
889,694	FGLMC	5.000	07/01/39	946,125
115,835	FGLMC	4.500	08/01/39	119,942
335,365	FGLMC	5.000	08/01/39	356,636
839,885	FGLMC	4.000	09/01/39	843,026
1,891,678	FGLMC	5.000	09/01/39	2,019,348
48,562	FGLMC	5.500	09/01/39	52,510
274,584	FGLMC	4.500	10/01/39	285,436
223,348	FGLMC	4.500	10/01/39	232,175
179,004	FGLMC	4.000	11/01/39	179,449
868,803	FGLMC	4.500	11/01/39	899,610
253,001	FGLMC	5.000	11/01/39	269,048
128,457	FGLMC	5.000	11/01/39	136,605
596,352	FGLMC	4.500	12/01/39	617,498
655,481	FGLMC	4.500	12/01/39	680,157
1,485,976	FGLMC	4.500	12/01/39	1,538,667
1,765,282	FGLMC	4.500	01/01/40	1,827,877
86,569	FGLMC	5.000	01/01/40	92,412
375,885	FGLMC	5.500	01/01/40	406,615
163,492	FGLMC	4.500	04/01/40	169,647
1,183,162	FGLMC	4.500	04/01/40	1,224,006
607,676	FGLMC	5.000	04/01/40	646,410
3,859,128	FGLMC	4.500	05/01/40	3,995,967
40,571	FGLMC	4.500	06/01/40	41,972
179,310	FGLMC	4.500	08/01/40	185,500
261,470	FGLMC	5.000	08/01/40	278,136
2,642,054	FGLMC	5.000	08/01/40	2,818,173
6,884,042	FGLMC	4.000	12/01/40	6,890,427
592,494	FGLMC	3.500	01/01/41	566,492
1,577,897	FGLMC	4.000	01/01/41	1,578,867
1,241,594	FGLMC	3.500	02/01/41	1,187,105
	Federal National Mortgage Association (FNMA)
5,548	FNMA	5.000	06/01/13	5,843
557,547	FNMA	4.440	07/01/13	583,776
2,744	FNMA	6.000	09/01/13	2,863
624,446	FNMA	4.760	10/01/13	642,919
2,249	FNMA	6.500	12/01/13	2,347
484,752	FNMA	4.780	02/01/14	515,690
1,690	FNMA	6.000	06/01/14	1,845
701,248	FNMA	4.640	11/01/14	752,354
1,056,752	FNMA	4.850	03/01/16	1,096,049
137,466	FNMA	6.000	04/01/16	150,044
131,719	FNMA	5.500	09/01/16	142,969
10,128	FNMA	6.500	10/01/16	11,091
63,320	FNMA	6.500	11/01/16	69,342
43,269	FNMA	6.500	04/01/17	47,384

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$35,892	FNMA	6.000%	05/01/17	$39,289
244,830	FNMA	5.000	09/01/17	264,648
37,982	FNMA	6.000	11/01/17	41,528
426,521	FNMA	5.000	12/01/17	461,046
30,872	FNMA	5.000	12/01/17	33,371
436,761	FNMA	4.500	04/01/18	467,359
90,306	FNMA	5.000	04/01/18	97,616
624,438	FNMA	5.500	04/01/18	679,331
55,196	FNMA	5.500	04/01/18	59,865
29,575	FNMA	5.500	05/01/18	32,175
1,015,710	FNMA	4.500	06/01/18	1,086,867
150,973	FNMA	4.000	08/01/18	159,757
131,395	FNMA	4.000	08/01/18	139,040
378,356	FNMA	4.500	09/01/18	404,862
250,417	FNMA	4.500	10/01/18	267,961
626,465	FNMA	5.000	11/01/18	674,610
14,701	FNMA	5.000	01/01/19	15,891
31,945	FNMA	6.000	01/01/19	34,998
70,028	FNMA	4.500	05/01/19	74,912
209,611	FNMA	4.500	06/01/19	224,230
32,919	FNMA	4.500	06/01/19	35,215
235,808	FNMA	5.000	07/01/19	254,896
142,988	FNMA	4.500	11/01/19	152,961
119,815	FNMA	4.500	12/01/19	128,171
144,232	FNMA	5.000	03/01/20	155,907
37,133	FNMA	5.000	04/01/20	40,162
98,505	FNMA	4.500	06/01/20	105,687
67,340	FNMA	4.500	09/01/20	72,037
71,639	FNMA	4.500	10/01/20	76,613
98,965	FNMA	4.500	11/01/20	105,867
278,606	FNMA	5.000	12/01/20	301,333
220,353	FNMA	5.000	03/01/21	238,190
173,120	FNMA	5.500	08/01/21	187,905
47,397	FNMA	6.000	08/01/21	51,941
32,107	FNMA	5.000	10/01/21	34,726
77,926	FNMA	5.000	11/01/21	84,234
40,340	FNMA	5.500	11/01/21	43,785
96,106	FNMA	5.500	10/01/22	104,233
35,040	FNMA	6.000	10/01/22	38,334
32,674	FNMA	5.000	03/01/23	35,145
131,349	FNMA	4.500	04/01/23	139,647
1,428,991	FNMA	4.500	06/01/23	1,519,278
87,350	FNMA	5.000	06/01/23	93,820
68,012	FNMA	5.500	06/01/23	74,255
997,317	FNMA	5.000	07/01/23	1,071,190
550,208	FNMA	5.000	07/01/23	590,963
86,096	FNMA	5.500	08/01/23	93,377
126,740	FNMA	5.000	11/01/23	136,682
42,176	FNMA	5.500	11/01/23	45,857
107,096	FNMA	5.500	02/01/24	116,818
941,873	FNMA	4.000	03/01/24	983,428
63,814	FNMA	4.500	04/01/24	67,806

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,006,700		FNMA	4.000%	05/01/24	$2,095,235
77,190		FNMA	4.000	06/01/24	80,596
72,926		FNMA	4.500	07/01/24	77,875
58,519		FNMA	5.500	07/01/24	63,831
829		FNMA	8.000	07/01/24	971
368,493		FNMA	4.500	08/01/24	391,545
1,363,203		FNMA	4.000	09/01/24	1,423,346
282,144		FNMA	4.000	09/01/24	294,592
200,293		FNMA	4.500	09/01/24	212,822
163,380		FNMA	5.000	01/01/25	175,891
387,605		FNMA	4.500	02/01/25	411,610
60,219		FNMA	4.500	03/01/25	63,949
63,629		FNMA	4.500	03/01/25	67,569
743,356		FNMA	5.000	03/01/25	800,277
639,818		FNMA	4.500	04/01/25	679,443
2,278,476		FNMA	4.500	04/01/25	2,419,586
2,189,834		FNMA	4.500	06/01/25	2,325,454
3,554,733		FNMA	3.500	09/01/25	3,624,918
1,620,179		FNMA	5.000	10/01/25	1,744,239
2,785,275		FNMA	4.000	11/01/25	2,907,289
3,616,531		FNMA	3.500	12/01/25	3,687,937
980,046		FNMA	4.000	03/01/26	1,022,366
62,865		FNMA	6.000	10/01/26	68,932
31,558		FNMA	5.500	01/01/28	34,247
27,417		FNMA	5.000	02/01/28	29,340
154,102		FNMA	5.500	06/01/28	167,231
29,721		FNMA	5.500	11/01/28	32,253
71		FNMA	7.500	01/01/29	83
242,296		FNMA	4.000	03/01/29	247,408
1,481		FNMA	6.500	04/01/29	1,686
409,045		FNMA	4.500	06/01/29	427,767
82,384		FNMA	4.000	07/01/29	84,122
3,813		FNMA	7.500	07/01/29	4,472
403		FNMA	7.500	07/01/29	404
228,136		FNMA	4.500	09/01/29	238,578
94,833		FNMA	4.500	11/01/29	99,174
72,972		FNMA	4.500	01/01/30	76,312
241,625		FNMA	4.000	03/01/30	246,723
86,885		FNMA	4.500	05/01/30	90,862
110,366		FNMA	4.500	06/01/30	115,418
976,013		FNMA	4.500	08/01/30	1,020,686
243,048		FNMA	4.000	09/01/30	248,177
1,118,961		FNMA	4.000	10/01/30	1,142,569
392,859		FNMA	3.500	02/01/31	389,184
491,451		FNMA	4.000	02/01/31	501,820
303		FNMA	7.500	02/01/31	356
3,271		FNMA	7.500	03/01/31	3,840
22,424		FNMA	6.000	05/01/31	24,875
2,096		FNMA	7.500	05/01/31	2,461
750,000	h	FNMA	4.500	07/01/31	784,328
2,343		FNMA	6.500	09/01/31	2,667
1,390		FNMA	6.500	10/01/31	1,582

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$173,339	FNMA	6.000%	11/01/31	$192,282
19,283	FNMA	6.500	11/01/31	21,945
42,849	FNMA	6.000	01/01/32	47,531
70,313	FNMA	6.000	01/01/32	77,997
44,573	FNMA	6.000	02/01/32	49,444
121,407	FNMA	6.500	04/01/32	138,291
338,992	FNMA	6.500	07/01/32	385,785
33,423	FNMA	6.500	08/01/32	38,036
524,136	FNMA	6.000	09/01/32	581,416
49,539	FNMA	7.500	09/01/32	59,154
474,905	FNMA	5.500	10/01/32	517,144
95,280	FNMA	6.000	10/01/32	105,692
106,847	FNMA	6.000	11/01/32	118,523
32,301	FNMA	5.500	12/01/32	35,173
246,029	FNMA	5.500	12/01/32	267,911
192,445	FNMA	6.000	12/01/32	213,476
990,555	FNMA	5.500	01/01/33	1,078,657
2,996,972	FNMA	6.000	01/01/33	3,290,599
1,133,304	FNMA	5.000	02/01/33	1,212,110
59,848	FNMA	5.000	02/01/33	63,963
45,241	FNMA	6.000	04/01/33	50,185
448,573	FNMA	5.000	06/01/33	480,084
914,983	FNMA	5.500	06/01/33	996,364
120,264	FNMA	4.500	07/01/33	125,580
579,169	FNMA	5.000	07/01/33	618,990
729,802	FNMA	4.500	08/01/33	762,065
471,639	FNMA	4.500	08/01/33	493,227
214,444	FNMA	5.000	08/01/33	229,189
291,620	FNMA	5.500	09/01/33	317,557
532,459	FNMA	5.500	09/01/33	579,816
114,245	FNMA	6.000	09/01/33	126,730
1,388,238	FNMA	4.500	10/01/33	1,449,610
238,177	FNMA	5.000	10/01/33	254,553
202,463	FNMA	5.000	10/01/33	216,383
1,374,364	FNMA	5.500	10/01/33	1,496,602
2,911,288	FNMA	5.500	10/01/33	3,170,223
114,438	FNMA	4.500	11/01/33	119,497
5,683,655	FNMA	5.000	11/01/33	6,074,435
198,156	FNMA	5.000	11/01/33	211,780
2,225,572	FNMA	5.000	12/01/33	2,380,330
1,852,033	FNMA	5.500	12/01/33	2,016,756
701,023	FNMA	5.000	02/01/34	749,222
2,279,087	FNMA	6.000	02/01/34	2,528,156
175,410	FNMA	5.000	03/01/34	187,470
102,835	FNMA	5.000	03/01/34	109,905
215,287	FNMA	5.000	03/01/34	230,089
75,857	FNMA	5.000	03/01/34	81,073
4,310,729	FNMA	5.000	03/01/34	4,607,113
66,032	FNMA	5.000	03/01/34	70,572
604,459	FNMA	5.000	04/01/34	645,735
661,241	FNMA	5.500	04/01/34	720,053
61,609	FNMA	4.500	05/01/34	64,332

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$258,183		FNMA	4.500%	05/01/34	$269,314
198,445		FNMA	5.500	07/01/34	215,971
137,759		FNMA	5.500	07/01/34	149,925
134,762		FNMA	7.000	07/01/34	155,975
1,905,117		FNMA	5.000	08/01/34	2,036,895
234,286		FNMA	5.000	08/01/34	250,519
813,742		FNMA	6.000	08/01/34	902,671
156,552		FNMA	6.000	08/01/34	173,660
110,401		FNMA	4.500	09/01/34	115,161
3,565,388		FNMA	5.500	09/01/34	3,880,270
30,409		FNMA	5.500	11/01/34	33,095
220,853		FNMA	6.000	11/01/34	244,023
59,054		FNMA	5.000	12/01/34	63,114
35,867		FNMA	5.500	12/01/34	39,034
71,587		FNMA	6.000	12/01/34	79,202
4,951,412		FNMA	4.500	01/01/35	5,178,044
465,081		FNMA	5.500	01/01/35	506,276
11,193,656		FNMA	5.500	02/01/35	12,189,238
455,608		FNMA	5.500	02/01/35	495,846
2,556,408		FNMA	5.500	04/01/35	2,790,969
409,948		FNMA	6.000	04/01/35	452,956
346,469		FNMA	6.000	04/01/35	384,332
652,370		FNMA	5.500	05/01/35	712,227
512,672		FNMA	6.000	05/01/35	566,456
202,771		FNMA	5.000	06/01/35	216,617
8,328		FNMA	7.500	06/01/35	9,733
16,410	i	FNMA	4.540	07/01/35	17,407
456,035		FNMA	5.000	07/01/35	487,597
1,248,353		FNMA	4.500	08/01/35	1,300,615
1,779,018		FNMA	5.000	08/01/35	1,899,388
831,449		FNMA	5.000	08/01/35	887,706
57,600		FNMA	4.500	09/01/35	60,146
64,149		FNMA	4.500	09/01/35	66,834
114,855		FNMA	5.500	09/01/35	125,070
1,645,095		FNMA	5.000	10/01/35	1,756,404
1,704,187		FNMA	5.500	10/01/35	1,860,554
152,196		FNMA	5.000	11/01/35	161,210
2,563,198		FNMA	5.500	11/01/35	2,787,167
57,615		FNMA	4.500	12/01/35	60,027
238,602		FNMA	5.500	12/01/35	259,450
1,483,496		FNMA	6.000	12/01/35	1,637,274
496,705	i	FNMA	2.380	02/01/36	521,934
80,944		FNMA	5.000	02/01/36	85,359
128,545		FNMA	5.000	02/01/36	135,555
1,783,288		FNMA	5.000	02/01/36	1,903,947
59,437	i	FNMA	5.530	02/01/36	64,193
383,048		FNMA	6.500	02/01/36	434,605
3,048,193		FNMA	6.000	03/01/36	3,359,404
62,665		FNMA	5.000	05/01/36	66,749
3,024,050		FNMA	6.000	06/01/36	3,341,300
217,784		FNMA	6.000	07/01/36	240,217
240,840	i	FNMA	6.040	07/01/36	250,165

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,145,660	h	FNMA	6.500%	08/01/36	$1,303,800
129,049		FNMA	5.500	09/01/36	140,446
246,957		FNMA	6.500	09/01/36	280,120
134,487		FNMA	6.500	09/01/36	152,441
416,397		FNMA	6.000	10/01/36	458,910
157,909		FNMA	6.500	11/01/36	178,990
65,186	i	FNMA	5.680	12/01/36	70,200
1,265,909		FNMA	6.000	12/01/36	1,395,154
111,696	i	FNMA	5.450	01/01/37	118,415
542,260		FNMA	5.500	01/01/37	588,033
16,077	i	FNMA	5.960	02/01/37	17,160
104,242		FNMA	6.000	02/01/37	114,885
69,320		FNMA	7.000	02/01/37	79,782
25,807		FNMA	5.000	03/01/37	27,473
22,932	i	FNMA	5.970	03/01/37	24,355
892,841		FNMA	6.500	03/01/37	1,012,736
342,296		FNMA	6.500	03/01/37	387,834
22,948	i	FNMA	5.540	04/01/37	24,824
461,332		FNMA	7.000	04/01/37	530,952
57,263		FNMA	7.000	05/01/37	65,904
182,753	i	FNMA	5.300	06/01/37	196,124
378,369		FNMA	5.500	06/01/37	409,894
222,584		FNMA	5.500	08/01/37	242,241
143,954		FNMA	6.000	08/01/37	158,696
718,695		FNMA	6.500	08/01/37	815,205
183,355		FNMA	6.500	08/01/37	208,206
245,942		FNMA	5.500	09/01/37	268,508
353,392		FNMA	6.000	09/01/37	393,779
399,749		FNMA	6.000	09/01/37	445,434
653,751		FNMA	6.000	09/01/37	728,465
870,378		FNMA	6.000	09/01/37	969,848
474,113		FNMA	6.000	09/01/37	521,629
620,606		FNMA	6.500	09/01/37	703,944
142,204		FNMA	6.500	09/01/37	161,211
995,946	i	FNMA	5.880	10/01/37	1,057,302
241,379		FNMA	6.500	10/01/37	273,491
172,857		FNMA	7.000	11/01/37	198,943
78,665		FNMA	6.500	01/01/38	89,130
27,529		FNMA	6.500	01/01/38	31,191
1,910,647	h	FNMA	5.500	02/01/38	2,068,044
92,836		FNMA	6.500	02/01/38	105,244
175,978		FNMA	7.000	02/01/38	202,535
193,246		FNMA	5.000	03/01/38	205,657
125,551		FNMA	5.000	03/01/38	133,614
172,768	i	FNMA	5.010	03/01/38	184,649
240,078		FNMA	5.500	03/01/38	259,855
48,584		FNMA	6.000	03/01/38	53,894
1,404,552		FNMA	6.500	03/01/38	1,591,546
160,515		FNMA	6.500	03/01/38	181,886
438,390		FNMA	6.500	03/01/38	496,755
104,633		FNMA	6.500	03/01/38	118,564
124,880		FNMA	5.000	04/01/38	132,900

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$140,017		FNMA	4.500%	05/01/38	$145,244
3,054,182		FNMA	5.000	05/01/38	3,250,334
3,431,258		FNMA	6.000	07/01/38	3,775,145
53,418	i	FNMA	4.810	08/01/38	57,207
25,472	i	FNMA	5.320	08/01/38	27,304
322,612	i	FNMA	4.940	10/01/38	344,376
47,971		FNMA	6.000	10/01/38	52,734
413,803		FNMA	5.500	11/01/38	447,892
92,966		FNMA	5.000	12/01/38	98,936
2,063,893		FNMA	4.500	01/01/39	2,140,945
1,300,701		FNMA	5.500	01/01/39	1,407,851
767,611		FNMA	6.000	01/01/39	843,823
433,389		FNMA	6.000	01/01/39	476,418
2,178,524		FNMA	4.500	02/01/39	2,259,856
5,074,305		FNMA	4.500	02/01/39	5,263,747
97,620		FNMA	5.500	02/01/39	105,662
94,649		FNMA	5.500	04/01/39	102,801
3,290,047		FNMA	4.500	05/01/39	3,409,792
319,045		FNMA	4.500	06/01/39	330,657
128,262	i	FNMA	3.970	07/01/39	135,038
990,211		FNMA	4.500	07/01/39	1,026,251
407,388		FNMA	4.500	07/01/39	422,216
82,184		FNMA	5.000	07/01/39	87,664
208,171	i	FNMA	3.610	08/01/39	218,228
1,341,656		FNMA	4.000	08/01/39	1,345,226
2,881,066		FNMA	4.500	08/01/39	2,985,926
88,812		FNMA	4.500	08/01/39	92,461
80,983		FNMA	5.000	08/01/39	86,184
3,140,014		FNMA	4.000	09/01/39	3,148,370
210,026		FNMA	5.000	09/01/39	223,515
136,667		FNMA	5.000	11/01/39	146,085
1,401,589		FNMA	4.500	12/01/39	1,452,601
310,041		FNMA	4.500	12/01/39	322,294
241,604	i	FNMA	3.720	01/01/40	252,964
219,324		FNMA	4.500	01/01/40	227,306
307,484		FNMA	5.000	01/01/40	327,968
1,177,578		FNMA	4.500	03/01/40	1,220,070
129,676		FNMA	5.000	03/01/40	138,045
130,409		FNMA	4.500	04/01/40	135,114
4,985,390		FNMA	5.000	04/01/40	5,307,129
1,122,065	i	FNMA	3.510	05/01/40	1,172,847
1,074,260	i	FNMA	3.600	05/01/40	1,123,842
89,313		FNMA	4.500	05/01/40	92,815
409,244		FNMA	4.500	07/01/40	424,011
484,138		FNMA	4.500	07/01/40	501,607
349,109		FNMA	5.000	07/01/40	371,639
302,721	i	FNMA	3.530	08/01/40	316,455
6,160,671		FNMA	4.500	09/01/40	6,382,972
3,560,472		FNMA	4.500	09/01/40	3,688,947
981,604		FNMA	3.500	10/01/40	939,905
4,819,582		FNMA	4.000	10/01/40	4,826,384
4,834,281		FNMA	4.000	11/01/40	4,841,104

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$673,014		FNMA	4.500%	11/01/40	$697,299
1,376,848	i	FNMA	3.270	12/01/40	1,420,899
729,743	i	FNMA	3.150	02/01/41	757,475
1,233,090		FNMA	3.500	02/01/41	1,180,709
5,463,762		FNMA	4.000	03/01/41	5,471,473
1,713,409		FNMA	4.500	05/01/41	1,775,369
		Government National Mortgage Association (GNMA)
31,393		GNMA	5.000	02/15/18	33,751
91,030		GNMA	4.500	02/15/19	98,102
43,946		GNMA	4.500	01/20/24	47,176
34,480		GNMA	4.500	07/15/24	37,034
806,976	h	GNMA	4.000	08/15/24	853,171
228,584		GNMA	4.500	08/15/24	245,522
645,039		GNMA	4.000	09/15/24	681,963
82,837		GNMA	4.500	01/15/25	88,949
343,804		GNMA	3.500	03/15/26	356,179
544,927		GNMA	4.000	04/15/26	576,121
11,536		GNMA	6.500	09/15/28	13,162
2,150		GNMA	6.500	09/15/28	2,453
7,734		GNMA	6.500	11/15/28	8,824
1,413		GNMA	7.500	11/15/28	1,659
9,893		GNMA	8.500	10/15/30	10,059
8,740		GNMA	8.500	10/20/30	10,590
1,232		GNMA	8.500	12/15/30	1,500
1,567		GNMA	7.000	06/20/31	1,829
1,113		GNMA	6.500	07/15/31	1,270
7,611		GNMA	7.000	07/15/31	8,913
4,878		GNMA	7.000	07/15/31	5,713
5,311		GNMA	7.500	02/15/32	6,279
121,350		GNMA	5.500	12/20/32	134,357
249,204		GNMA	5.500	05/15/33	275,915
45,551		GNMA	5.000	07/15/33	49,675
209,530		GNMA	5.500	07/15/33	231,989
40,662		GNMA	5.000	07/20/33	44,447
80,780		GNMA	5.000	08/15/33	88,093
283,668		GNMA	5.000	08/15/33	309,345
492,115		GNMA	5.500	09/15/33	544,864
503,591		GNMA	6.000	11/20/33	559,510
219,076		GNMA	5.500	05/20/34	242,421
341,097		GNMA	6.000	09/20/34	378,223
34,750		GNMA	5.000	10/20/34	37,984
991,876		GNMA	5.500	11/15/34	1,097,573
263,627		GNMA	6.500	01/15/35	297,329
174,686		GNMA	5.500	02/20/35	193,301
3,809,220		GNMA	5.000	03/20/35	4,163,755
1,262,952		GNMA	5.500	05/20/35	1,396,351
55,023		GNMA	5.000	09/20/35	60,093
58,714		GNMA	5.000	11/15/35	63,919
46,193		GNMA	5.000	11/15/35	50,288
424,478		GNMA	5.500	02/20/36	469,314
46,048		GNMA	5.500	03/15/36	50,898
162,436		GNMA	5.500	05/20/36	179,441

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$38,016		GNMA	6.500%	06/15/36	$43,302
66,248		GNMA	5.000	09/15/36	72,075
85,505		GNMA	6.000	09/15/36	95,436
138,689		GNMA	6.000	10/20/36	153,829
69,488		GNMA	5.000	12/15/36	75,455
67,749		GNMA	5.500	01/15/37	74,651
78,229		GNMA	6.000	01/20/37	86,769
2,881,355		GNMA	5.500	02/15/37	3,174,893
258,268		GNMA	6.000	02/20/37	286,058
1,810,057		GNMA	6.000	04/15/37	2,020,523
41,268		GNMA	6.500	04/15/37	46,981
138,724		GNMA	6.000	06/15/37	154,707
160,938		GNMA	6.000	08/20/37	178,255
113,599		GNMA	6.500	08/20/37	128,391
638,521		GNMA	6.000	12/15/37	712,084
50,371		GNMA	5.000	02/20/38	54,807
1,684,958		GNMA	5.000	04/15/38	1,828,531
54,448		GNMA	5.500	05/20/38	59,910
150,169		GNMA	5.500	06/15/38	165,984
444,081		GNMA	6.000	06/20/38	491,172
1,430,336		GNMA	5.500	07/15/38	1,575,605
826,493		GNMA	5.500	07/20/38	909,400
139,031		GNMA	5.500	08/15/38	153,152
665,871		GNMA	6.000	08/15/38	742,377
411,342		GNMA	6.000	08/20/38	454,961
292,311		GNMA	5.000	10/15/38	317,218
50,780		GNMA	5.500	10/15/38	56,414
60,023		GNMA	6.500	10/20/38	67,763
130,647		GNMA	6.500	10/20/38	147,863
32,586		GNMA	5.500	11/15/38	35,896
223,566		GNMA	6.500	11/20/38	252,397
25,394		GNMA	6.500	12/15/38	28,870
132,340		GNMA	5.000	01/15/39	143,616
323,220		GNMA	5.000	02/15/39	350,761
102,333		GNMA	6.000	02/15/39	114,090
2,238,445		GNMA	4.500	03/15/39	2,371,819
397,675		GNMA	4.500	03/15/39	421,370
81,262		GNMA	4.500	03/20/39	85,753
67,698	i	GNMA	5.000	03/20/39	72,205
1,138,707		GNMA	5.500	03/20/39	1,252,934
201,300		GNMA	4.500	04/15/39	213,294
1,892,824		GNMA	5.500	04/15/39	2,092,162
53,123		GNMA	5.000	04/20/39	57,769
236,062		GNMA	4.000	05/15/39	240,943
5,650,903		GNMA	4.500	05/15/39	5,987,602
184,701		GNMA	4.000	05/20/39	187,943
633,000		GNMA	4.500	05/20/39	667,980
68,498		GNMA	4.500	06/15/39	72,579
4,765,817		GNMA	5.000	06/15/39	5,192,754
5,750,157		GNMA	5.000	06/15/39	6,265,275
248,842		GNMA	5.000	06/15/39	270,046
115,545		GNMA	5.000	06/15/39	125,390

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$132,392		GNMA	5.000%	06/15/39	$143,673
92,116		GNMA	4.000	06/20/39	93,733
75,556		GNMA	5.000	06/20/39	82,163
143,857		GNMA	4.500	07/15/39	152,428
250,084		GNMA	4.500	07/15/39	264,985
104,971		GNMA	5.000	07/15/39	113,916
1,086,471		GNMA	4.500	07/20/39	1,146,510
1,052,382		GNMA	5.000	07/20/39	1,144,411
98,422		GNMA	5.500	07/20/39	108,449
416,348		GNMA	4.000	08/15/39	424,957
1,909,148		GNMA	5.000	08/15/39	2,071,823
140,098		GNMA	5.500	08/15/39	154,327
335,926		GNMA	6.000	08/15/39	374,522
240,431		GNMA	4.000	08/20/39	244,651
313,826		GNMA	5.000	08/20/39	341,270
163,698		GNMA	5.000	09/15/39	177,647
420,194		GNMA	5.000	09/20/39	456,939
118,781		GNMA	4.500	10/15/39	125,858
68,186		GNMA	5.000	10/15/39	73,996
108,339		GNMA	4.500	10/20/39	114,326
140,324		GNMA	4.500	11/15/39	148,659
156,324		GNMA	4.500	11/20/39	164,865
201,457		GNMA	5.000	11/20/39	218,948
293,254		GNMA	4.500	12/15/39	310,727
6,380,305		GNMA	4.500	12/15/39	6,760,465
149,512		GNMA	4.500	12/20/39	157,680
4,985,564		GNMA	4.500	01/20/40	5,257,952
77,645		GNMA	5.500	01/20/40	85,434
296,321		GNMA	4.000	03/15/40	302,448
114,741		GNMA	5.000	03/15/40	124,517
95,120		GNMA	4.500	04/15/40	100,579
1,740,022		GNMA	5.000	04/15/40	1,888,286
221,392		GNMA	4.500	04/20/40	233,488
45,940		GNMA	4.500	05/15/40	48,577
1,180,579		GNMA	5.000	05/15/40	1,281,174
1,957,425	i	GNMA	3.000	05/20/40	2,026,829
46,907		GNMA	4.500	05/20/40	49,470
133,387		GNMA	4.500	06/15/40	141,043
133,201		GNMA	4.500	06/15/40	140,847
1,129,536		GNMA	5.000	06/20/40	1,227,606
646,846		GNMA	4.500	07/15/40	683,972
2,992,102		GNMA	4.500	07/15/40	3,163,836
253,175		GNMA	5.000	07/20/40	275,156
1,469,403		GNMA	4.000	08/15/40	1,499,786
389,187		GNMA	4.500	08/15/40	411,809
593,385		GNMA	4.500	08/20/40	625,805
452,755		GNMA	4.500	09/20/40	477,491
157,458		GNMA	5.500	09/20/40	173,499
112,206		GNMA	4.000	10/15/40	114,526
4,895,617		GNMA	4.000	11/20/40	4,981,546
1,225,281	h	GNMA	4.000	01/15/41	1,250,617
1,976,197		GNMA	4.000	01/20/41	2,010,883

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,242,597		GNMA	4.000%	02/15/41	$1,268,291
4,691,030		GNMA	4.500	02/20/41	4,947,327
830,008		GNMA	6.230	09/15/43	876,755
1,341,423		GNMA	6.500	01/15/44	1,457,058

		TOTAL MORTGAGE BACKED			506,276,280

MUNICIPAL BONDS - 1.0%
300,000		American Municipal Power-Ohio, Inc	7.830	02/15/41	357,900
150,000		Colorado Bridge Enterprise	6.080	12/01/40	161,519
200,000		Commonwealth of Massachusetts	4.200	12/01/21	203,682
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	198,356
200,000		County of Clark NV	6.820	07/01/45	218,014
200,000		District of Columbia	5.590	12/01/34	209,234
100,000		East Baton Rouge Sewerage Commission	6.090	02/01/45	101,947
400,000		Government Development Bank for Puerto Rico	3.670	05/01/14	399,880
100,000		Kentucky Asset Liability Commission	3.170	04/01/18	99,993
30,000		Los Angeles Unified School District	5.750	07/01/34	29,569
100,000		Massachusetts School Building Authority	5.720	08/15/39	106,242
100,000		MET GOVT NASHVILLE & DAVIDSON	6.730	07/01/43	103,083
300,000		Metropolitan Transportation Authority	6.650	11/15/39	318,051
250,000		Municipal Electric Authority of Georgia	6.640	04/01/57	239,665
200,000		New Jersey Economic Development Authority	7.430	02/15/29	222,770
35,000		New Jersey State Turnpike Authority	7.410	01/01/40	42,246
800,000		New Jersey Transportation Trust Fund Authority	5.750	12/15/28	802,720
300,000		New York City Municipal Water Finance Authority	5.790	06/15/41	300,516
600,000		New York State Dormitory Authority	5.290	03/15/33	605,514
130,000		New York State Dormitory Authority	5.630	03/15/39	132,894
400,000		New York State Urban Development Corp	5.840	03/15/40	419,556
100,000		Ohio State University	4.910	06/01/40	95,010
100,000		Oregon State Department of Transportation	5.830	11/15/34	108,499
200,000		Port Authority of New York & New Jersey	6.040	12/01/29	217,048
100,000		Salt River Project Agricultural Improvement & Power District	4.840	01/01/41	92,536
300,000		State of California	5.750	03/01/17	326,802
100,000		State of California	6.200	10/01/19	109,751
100,000		State of California	5.700	11/01/21	105,234
100,000	i	State of California	5.650	04/01/39	106,353
285,000		State of California	7.550	04/01/39	326,143
900,000		State of California	7.300	10/01/39	997,866
1,330,000		State of California	7.630	03/01/40	1,531,108
300,000		State of Connecticut	5.090	10/01/30	292,356
100,000		State of Illinois	4.510	03/01/15	102,502
400,000		State of Illinois	4.960	03/01/16	413,520
300,000		State of Illinois	5.100	06/01/33	255,216
1,295,000		State of Illinois	6.730	04/01/35	1,294,196
300,000		State of Oregon	5.760	06/01/23	337,557
100,000		State of Texas	4.630	04/01/33	93,910
50,000		State of Texas	5.520	04/01/39	52,363
100,000		State of Utah	3.540	07/01/25	94,212
200,000		State of Washington	5.090	08/01/33	200,024
200,000		State Public School Building Authority	5.000	09/15/27	188,982
750,000		Tennessee Valley Authority	3.880	02/15/21	770,413

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Tennessee Valley Authority	4.630%	09/15/60	$937,762
200,000	University of California	5.770	05/15/43	198,718
700,000	University of Texas	4.790	08/15/46	664,713
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	153,470

	TOTAL MUNICIPAL BONDS			15,339,615

U.S. TREASURY SECURITIES - 32.6%
178,400	United States Treasury Bond	7.500	11/15/16	230,150
160,000	United States Treasury Bond	8.750	05/15/17	219,637
139,200	United States Treasury Bond	8.880	08/15/17	193,434
130,100	United States Treasury Bond	8.880	02/15/19	187,507
151,300	United States Treasury Bond	8.130	08/15/19	211,761
148,500	United States Treasury Bond	8.750	08/15/20	217,645
125,700	United States Treasury Bond	7.880	02/15/21	176,304
125,000	United States Treasury Bond	8.130	05/15/21	178,496
122,000	United States Treasury Bond	8.130	08/15/21	174,613
14,379,100	United States Treasury Bond	8.000	11/15/21	20,474,486
127,000	United States Treasury Bond	7.250	08/15/22	173,077
1,990,000	United States Treasury Bond	6.250	08/15/23	2,524,502
3,275,000	United States Treasury Bond	6.380	08/15/27	4,241,125
14,560,000	United States Treasury Bond	5.250	02/15/29	16,800,871
9,979,000	United States Treasury Bond	5.380	02/15/31	11,695,697
860,000	United States Treasury Bond	4.500	02/15/36	888,757
236,000	United States Treasury Bond	5.000	05/15/37	262,144
1,144,000	United States Treasury Bond	4.380	02/15/38	1,151,507
2,733,000	United States Treasury Bond	3.500	02/15/39	2,346,964
241,000	United States Treasury Bond	4.500	08/15/39	246,423
850,000	United States Treasury Bond	4.380	11/15/39	850,399
915,000	United States Treasury Bond	4.630	02/15/40	954,030
3,380,000	United States Treasury Bond	4.380	05/15/40	3,377,904
13,085,000	United States Treasury Bond	3.880	08/15/40	11,980,953
5,075,000	United States Treasury Bond	4.750	02/15/41	5,394,568
3,600,000	United States Treasury Bond	4.380	05/15/41	3,594,384
5,755,000	United States Treasury Note	0.630	07/31/12	5,778,596
125,000	United States Treasury Note	4.630	07/31/12	130,903
476,500	United States Treasury Note	1.750	08/15/12	484,467
15,770,000	United States Treasury Note	0.380	08/31/12	15,790,943
600,000	United States Treasury Note	1.380	09/15/12	607,875
16,900,000	United States Treasury Note	0.380	09/30/12	16,919,148
990,000	United States Treasury Note	1.380	10/15/12	1,003,613
18,350,000	United States Treasury Note	0.380	10/31/12	18,367,928
165,000	United States Treasury Note	4.000	11/15/12	173,289
29,600,000	United States Treasury Note	0.500	11/30/12	29,672,845
8,000,000	United States Treasury Note	0.630	12/31/12	8,032,816
7,650,000	United States Treasury Note	0.630	01/31/13	7,680,179
160,000	United States Treasury Note	2.880	01/31/13	166,294
230,000	United States Treasury Note	3.880	02/15/13	242,964
5,000,000	United States Treasury Note	0.630	02/28/13	5,019,335
577,000	United States Treasury Note	2.750	02/28/13	599,516
235,000	United States Treasury Note	2.500	03/31/13	243,583
2,000,000	United States Treasury Note	0.630	04/30/13	2,007,180
209,000	United States Treasury Note	3.130	04/30/13	219,262

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$350,000	United States Treasury Note	1.380%	05/15/13	$356,097
3,500,000	United States Treasury Note	0.500	05/31/13	3,503,693
750,000	United States Treasury Note	3.380	06/30/13	793,594
155,000	United States Treasury Note	0.750	08/15/13	155,823
2,139,000	United States Treasury Note	4.250	08/15/13	2,308,783
2,045,000	United States Treasury Note	3.130	08/31/13	2,160,191
9,575,000	United States Treasury Note	0.750	09/15/13	9,620,634
196,000	United States Treasury Note	3.130	09/30/13	207,331
2,710,000	United States Treasury Note	2.750	10/31/13	2,845,500
8,284,000	United States Treasury Note	2.000	11/30/13	8,559,700
683,000	United States Treasury Note	1.500	12/31/13	697,674
150,000	United States Treasury Note	1.250	03/15/14	152,180
4,693,000	United States Treasury Note	1.880	04/30/14	4,839,656
750,000	United States Treasury Note	4.750	05/15/14	835,019
11,198,000	United States Treasury Note	2.250	05/31/14	11,673,042
6,784,000	United States Treasury Note	2.630	06/30/14	7,148,111
185,000	United States Treasury Note	2.630	07/31/14	195,016
117,000	United States Treasury Note	4.250	08/15/14	129,312
5,583,000	United States Treasury Note	2.380	08/31/14	5,841,649
4,910,000	United States Treasury Note	2.380	09/30/14	5,138,619
9,860,000	United States Treasury Note	2.380	10/31/14	10,312,170
1,280,000	United States Treasury Note	2.130	11/30/14	1,327,601
6,310,000	United States Treasury Note	2.250	01/31/15	6,565,852
100	United States Treasury Note	2.500	03/31/15	105
7,170,000	United States Treasury Note	2.500	04/30/15	7,519,538
1,240,000	United States Treasury Note	2.130	05/31/15	1,281,850
3,120,000	United States Treasury Note	1.880	06/30/15	3,193,127
6,895,000	United States Treasury Note	1.750	07/31/15	7,011,870
1,775,000	United States Treasury Note	4.250	08/15/15	1,981,482
12,840,000	United States Treasury Note	1.250	08/31/15	12,782,823
18,805,000	United States Treasury Note	1.250	09/30/15	18,683,068
27,300,000	United States Treasury Note	1.250	10/31/15	27,069,642
23,550,000	United States Treasury Note	1.380	11/30/15	23,434,086
5,000,000	United States Treasury Note	2.130	12/31/15	5,132,810
5,400,000	United States Treasury Note	2.000	01/31/16	5,505,046
10,650,000	United States Treasury Note	2.130	02/29/16	10,902,938
250,000	United States Treasury Note	2.630	02/29/16	261,641
9,000,000	United States Treasury Note	2.250	03/31/16	9,256,680
164,000	United States Treasury Note	5.130	05/15/16	190,599
11,250,000	United States Treasury Note	1.750	05/31/16	11,267,550
5,000,000	United States Treasury Note	1.500	06/30/16	4,939,050
970,000	United States Treasury Note	3.250	07/31/16	1,040,098
173,000	United States Treasury Note	4.630	11/15/16	197,436
220,000	United States Treasury Note	3.000	02/28/17	231,481
3,830,000	United States Treasury Note	1.880	08/31/17	3,753,400
14,000,000	United States Treasury Note	2.000	04/30/18	14,212,240
2,802,400	United States Treasury Note	2.750	02/15/19	2,829,328
428,200	United States Treasury Note	3.130	05/15/19	442,117
1,377,000	United States Treasury Note	3.630	02/15/20	1,456,716
1,132,000	United States Treasury Note	3.500	05/15/20	1,181,785
8,342,000	United States Treasury Note	2.630	08/15/20	8,074,797
5,650,000	United States Treasury Note	2.630	11/15/20	5,441,656

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,900,000		United States Treasury Note	3.630%	02/15/21	$6,152,131
6,400,000		United States Treasury Note	3.130	05/15/21	6,382,016
11,185,000		United States Treasury Note	4.250	11/15/40	10,933,338

		TOTAL U.S. TREASURY SECURITIES			499,997,765

		TOTAL GOVERNMENT BONDS			1,150,768,273
		(Cost $1,146,509,309)

STRUCTURED ASSETS - 2.5%

ASSET BACKED - 0.2%
340,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	360,276
		Series - 2010 1 (Class C)
590,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	598,871
		Series - 2010 3 (Class C)
500,000		Capital One Multi-Asset Execution Trust	5.750	07/15/20	580,942
		Series - 2007 A7 (Class A7)
195,566	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	53,508
		Series - 2004 2 (Class 1B)
500,000		Chase Issuance Trust	5.120	10/15/14	529,362
		Series - 2007 A17 (Class A)
135,000		CitiBank Credit Card Issuance Trust	4.900	06/23/16	149,063
		Series - 2009 A4 (Class A4)
750,000		CitiBank Credit Card Issuance Trust	5.650	09/20/19	861,273
		Series - 2007 A8 (Class A8)
23,448	i	Countrywide Home Equity Loan Trust	0.410	02/15/29	14,918
		Series - 2004 B (Class 1A)
100,000		Discover Card Master Trust	5.650	03/16/20	114,552
		Series - 2007 A1 (Class A1)
100,000		Ford Credit Auto Owner Trust	5.600	10/15/12	102,049
		Series - 2007 A (Class B)
28		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	28
		Series - 2007 1 (Class A1F)
39,267	i	Residential Asset Securities Corp	6.490	10/25/30	35,023
		Series - 2001 KS2 (Class AI6)
15,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	11,792
		Series - 2006 HI1 (Class M2)
15,000	g	Vornado DP LLC	4.000	09/13/28	14,609
		Series - 2010 VNO (Class A2FX)

		TOTAL ASSET BACKED			3,426,266

OTHER MORTGAGE BACKED - 2.3%
1,000,000	i	Banc of America Commercial Mortgage, Inc	5.230	11/10/42	1,049,139
		Series - 2005 1 (Class A4)
257,282		Banc of America Commercial Mortgage, Inc	5.810	07/10/44	259,646
		Series - 2006 3 (Class A2)
105,000	i	Banc of America Commercial Mortgage, Inc	5.890	07/10/44	115,458
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	482,045
		Series - 2006 6 (Class A4)
500,000		Banc of America Commercial Mortgage, Inc	5.380	09/10/47	528,600
		Series - 2006 5 (Class AAB)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$285,000		Banc of America Commercial Mortgage, Inc	5.450%	01/15/49	$298,856
		Series - 2007 1 (Class A3)
325,000	i	Banc of America Commercial Mortgage, Inc	5.840	06/10/49	343,110
		Series - 2007 3 (Class A3)
74,724		Bank of America Alternative Loan Trust	5.500	09/25/19	74,592
		Series - 2004 8 (Class 3A1)
320,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	344,432
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.620	03/11/39	306,166
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.910	06/11/40	216,890
		Series - 2007 PW16 (Class A4)
355,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	379,403
		Series - 2005 PWR8 (Class A4)
143,315	i	Bear Stearns Commercial Mortgage Securities	5.290	06/11/41	149,710
		Series - 2004 PWR4 (Class A2)
625,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	680,543
		Series - 2004 PWR4 (Class A3)
495,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	541,619
		Series - 2006 T24 (Class A4)
660,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	705,743
		Series - 2004 T16 (Class A6)
550,000		Citigroup Commercial Mortgage Trust	4.730	10/15/41	585,126
		Series - 2004 C2 (Class A5)
300,000	i	Citigroup Commercial Mortgage Trust	5.890	12/10/49	308,399
		Series - 2007 C6 (Class A2)
500,000		Citigroup Commercial Mortgage Trust	5.210	12/11/49	510,568
		Series - 2007 CD4 (Class A2B)
585,000		Citigroup, Inc	5.320	12/11/49	620,710
		Series - 2007 CD4 (Class A4)
255,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	280,087
		Series - 2007 C9 (Class A4)
250,000		Credit Suisse Mortgage Capital Certificates	5.440	09/15/39	260,141
		Series - 2006 C4 (Class AAB)
190,000		Credit Suisse Mortgage Capital Certificates	5.470	09/15/39	204,907
		Series - 2006 C4 (Class A3)
250,000	i	CS First Boston Mortgage Securities Corp	5.420	05/15/36	270,838
		Series - 2004 C2 (Class A2)
310,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	321,175
		Series - 2003 C3 (Class A5)
290,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	297,260
		Series - 2003 C3 (Class B)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	678,973
		Series - 2005 C5 (Class A4)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	210,623
		Series - 2005 C5 (Class AJ)
330,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	351,969
		Series - 2003 C3 (Class A4)
180,000	i	Greenwich Capital Commercial Funding Corp	5.320	06/10/36	193,398
		Series - 0 GG1 (Class A7)
460,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	493,911
		Series - 2005 GG5 (Class A5)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000	i	Greenwich Capital Commercial Funding Corp	5.280%	04/10/37	$579,959
		Series - 2005 GG5 (Class AM)
725,000	i	Greenwich Capital Commercial Funding Corp	6.080	07/10/38	804,925
		Series - 2006 GG7 (Class A4)
501,019		Greenwich Capital Commercial Funding Corp	5.380	03/10/39	509,693
		Series - 2007 GG9 (Class A2)
550,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	589,983
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	590,789
		Series - 2007 GG9 (Class AM)
450,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	489,041
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	736,174
		Series - 2006 GG6 (Class AM)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,462,920
		Series - 2006 GG8 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	98,271
		Series - 2009 IWST (Class A2)
25,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	24,763
		Series - 2010 C2 (Class B)
50,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.720	11/15/43	48,615
		Series - 2010 C2 (Class C)
125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.430	12/12/43	134,899
		Series - 2006 CB17 (Class A4)
825,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.200	12/15/44	839,911
		Series - 2005 LDP5 (Class A2)
1,110,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	1,181,890
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	1,015,322
		Series - 2007 CB18 (Class A4)
360,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	388,259
		Series - 2007 LD11 (Class A4)
545,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	582,220
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	448,204
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.160	02/15/31	411,147
		Series - 2006 C1 (Class A4)
220,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	229,198
		Series - 2003 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.370	09/15/39	135,958
		Series - 2006 C6 (Class A4)
1,405,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	1,514,262
		Series - 2007 C1 (Class A4)
970,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,033,812
		Series - 2007 C2 (Class A3)
675,000	i	LB-UBS Commercial Mortgage Trust	5.490	02/15/40	635,362
		Series - 2007 C2 (Class AM)
475,000	i	Merrill Lynch	5.380	07/12/46	499,296
		Series - 2006 3 (Class ASB)
425,000	i	Merrill Lynch	5.490	07/12/46	376,353
		Series - 2006 3 (Class AJ)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$225,000	i	Merrill Lynch Mortgage Trust	5.390%	11/12/37	$212,288
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	300,665
		Series - 2005 CIP1 (Class AM)
348,264	i	Merrill Lynch Mortgage Trust	5.820	05/12/39	358,942
		Series - 2006 C1 (Class A2)
235,000	i	Merrill Lynch Mortgage Trust	5.860	05/12/39	259,803
		Series - 2006 C1 (Class A4)
450,000	i	Merrill Lynch Mortgage Trust	6.020	06/12/50	481,735
		Series - 2007 C1 (Class A3)
475,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.610	02/12/39	518,370
		Series - 2006 1 (Class A4)
390,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.660	02/12/39	401,820
		Series - 0 1 (Class A3)
440,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	08/12/49	418,764
		Series - 2007 8 (Class AM)
505,000	i	Morgan Stanley Capital I	5.270	06/13/41	546,615
		Series - 2004 T15 (Class A4)
610,000		Morgan Stanley Capital I	5.170	01/14/42	657,174
		Series - 2005 HQ5 (Class A4)
151,483		Morgan Stanley Capital I	6.230	01/11/43	157,417
		Series - 2008 T29 (Class A1)
590,000		Morgan Stanley Capital I	5.360	03/15/44	626,024
		Series - 2007 IQ13 (Class A4)
225,000	i	Morgan Stanley Capital I	5.730	07/12/44	248,085
		Series - 2006 HQ9 (Class A4)
50,000	i	Morgan Stanley Capital I	5.690	04/15/49	53,652
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.540	11/12/49	208,596
		Series - 2007 T25 (Class AM)
245,000		Morgan Stanley Capital I	4.770	07/15/56	237,737
		Series - 0 IQ9 (Class AJ)
684,910		Morgan Stanley Dean Witter Capital I	5.080	09/15/37	708,675
		Series - 2002 IQ3 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.530	12/15/44	189,543
		Series - 2005 C22 (Class AJ)
86,316		Wachovia Bank Commercial Mortgage Trust	5.940	06/15/45	86,643
		Series - 2006 C26 (Class A2)
400,000	i	Wachovia Bank Commercial Mortgage Trust	5.830	07/15/45	365,278
		Series - 2006 C27 (Class AJ)
525,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	571,169
		Series - 2007 C33 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	215,532
		Series - 2007 C33 (Class A5)

		TOTAL OTHER MORTGAGE BACKED			35,249,790

		TOTAL STRUCTURED ASSETS			38,676,056
		(Cost $38,076,772)

		TOTAL BONDS			1,520,604,083
		(Cost $1,515,304,774)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

	TOTAL INVESTMENTS - 99.3%			$1,520,604,083
	(Cost $1,515,304,774)
	OTHER ASSETS & LIABILITIES, NET - 0.7%			10,890,171

	NET ASSETS - 100.0%			$1,531,494,254

Abbreviation(s):
REIT	Real Estate Investment Trust

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011 the value of these securities amounted to $6,208,867 or 0.4% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
n	In default.

TIAA-CREF FUNDS – Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.9%

BANKERS’ ACCEPTANCES - 1.4%
$207,000	JPMorgan Chase Bank NA	0.170%	07/01/11	$207,000
652,000	JPMorgan Chase Bank NA	0.230-0.280	07/05/11	651,981
219,000	JPMorgan Chase Bank NA	0.280	07/18/11	218,971
453,000	JPMorgan Chase Bank NA	0.210	07/21/11	452,947
390,000	JPMorgan Chase Bank NA	0.150	07/22/11	389,966
557,000	JPMorgan Chase Bank NA	0.170-0.290	07/25/11	556,910
163,000	JPMorgan Chase Bank NA	0.210	08/02/11	162,970
243,000	JPMorgan Chase Bank NA	0.275	08/08/11	242,929
385,000	JPMorgan Chase Bank NA	0.210-0.310	08/10/11	384,899
730,000	JPMorgan Chase Bank NA	0.180	08/15/11	729,836
109,000	JPMorgan Chase Bank NA	0.300	08/17/11	108,957
155,000	JPMorgan Chase Bank NA	0.290	08/18/11	154,940
739,000	JPMorgan Chase Bank NA	0.210-0.300	08/24/11	738,738
291,000	JPMorgan Chase Bank NA	0.160	08/25/11	290,929
297,000	JPMorgan Chase Bank NA	0.150	08/26/11	296,931
568,000	JPMorgan Chase Bank NA	0.170-0.250	08/29/11	567,812
230,000	JPMorgan Chase Bank NA	0.180	09/01/11	229,929
213,000	JPMorgan Chase Bank NA	0.230	09/06/11	212,909
107,000	JPMorgan Chase Bank NA	0.300	09/07/11	106,939
424,000	JPMorgan Chase Bank NA	0.170-0.230	09/12/11	423,826
163,000	JPMorgan Chase Bank NA	0.250	09/15/11	162,914
129,000	JPMorgan Chase Bank NA	0.250	09/19/11	128,928
259,000	JPMorgan Chase Bank NA	0.185	09/21/11	258,891
114,000	JPMorgan Chase Bank NA	0.235	09/22/11	113,938
161,000	JPMorgan Chase Bank NA	0.230	09/26/11	160,911
791,000	JPMorgan Chase Bank NA	0.260-0.280	10/03/11	790,453
1,058,000	JPMorgan Chase Bank NA	0.200-0.260	10/11/11	1,057,356
402,000	JPMorgan Chase Bank NA	0.210	10/13/11	401,756
861,000	JPMorgan Chase Bank NA	0.190	10/14/11	860,523
585,000	JPMorgan Chase Bank NA	0.190	10/19/11	584,660
561,000	JPMorgan Chase Bank NA	0.200	10/21/11	560,651
1,184,000	JPMorgan Chase Bank NA	0.200-0.260	10/24/11	1,183,209
135,000	JPMorgan Chase Bank NA	0.270	10/28/11	134,880
131,000	JPMorgan Chase Bank NA	0.235	10/31/11	130,896
875,000	JPMorgan Chase Bank NA	0.260	11/14/11	874,141
219,000	JPMorgan Chase Bank NA	0.240	11/15/11	218,800
297,000	JPMorgan Chase Bank NA	0.250	11/21/11	296,705
166,000	JPMorgan Chase Bank NA	0.250	12/13/11	165,810
144,000	JPMorgan Chase Bank NA	0.250	12/19/11	143,829

	TOTAL BANKERS’ ACCEPTANCES			15,359,570

CERTIFICATE OF DEPOSIT - 7.7%
5,000,000	Bank of Montreal	0.120	08/04/11	5,000,000
7,000,000	Bank of Nova Scotia	0.200	07/19/11	7,000,000

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,000,000	Bank of Nova Scotia	0.190%	09/02/11	$4,000,000
5,000,000	Bank of Nova Scotia	0.160	09/19/11	5,000,000
2,600,000	Barclays Bank PLC	0.410	12/13/11	2,600,000
4,685,000	BNP Paribas	0.470	11/01/11	4,685,798
5,000,000	Canadian Imperial Bank of Commerce	0.240	08/04/11	5,000,000
10,000,000	Deutsche Bank AG	0.310	08/01/11	10,000,000
15,000,000	Toronto-Dominion Bank	0.270	07/07/11	15,000,000
5,000,000	Toronto-Dominion Bank	0.150	07/21/11	5,000,000
12,000,000	Toronto-Dominion Bank	0.150	07/29/11	12,000,000
4,500,000	Toronto-Dominion Bank	0.165	08/18/11	4,500,000
2,700,000	Toronto-Dominion Bank	0.170	08/23/11	2,700,000

	TOTAL CERTIFICATE OF DEPOSIT			82,485,798

COMMERCIAL PAPER - 50.3%
8,000,000	Abbott Laboratories	0.160	07/18/11	7,999,395
4,000,000	Abbott Laboratories	0.120	07/26/11	3,999,667
750,000	Australia & New Zealand Banking Group Ltd	0.230	08/10/11	749,808
1,000,000	Australia & New Zealand Banking Group Ltd	0.270	09/07/11	999,490
7,825,000	Bank of Montreal	0.150	08/22/11	7,823,305
465,000	Bank of Nova Scotia	0.150	07/07/11	464,988
2,000,000	Bank of Nova Scotia	0.195	07/08/11	1,999,924
2,750,000	Bank of Nova Scotia	0.100	07/26/11	2,749,809
5,000,000	Bank of Nova Scotia	0.180	07/29/11	4,999,300
1,200,000	Bank of Nova Scotia	0.150	08/09/11	1,199,805
2,400,000	Bank of Nova Scotia	0.145	08/17/11	2,399,546
1,700,000	Bank of Nova Scotia	0.140	09/02/11	1,699,584
2,545,000	Barclays US Funding Corp	0.270	07/05/11	2,544,924
5,000,000	Barclays US Funding Corp	0.260	07/25/11	4,999,133
1,050,000	BNP Paribas Finance, Inc	0.240	08/04/11	1,049,762
2,265,000	BNP Paribas Finance, Inc	0.230	08/10/11	2,264,421
1,660,000	BNP Paribas Finance, Inc	0.305	08/19/11	1,659,311
6,770,000	BNP Paribas Finance, Inc	0.250	09/19/11	6,766,239
5,000,000	BNP Paribas Finance, Inc	0.240	09/23/11	4,997,200
5,000,000	BNP Paribas Finance, Inc	0.230	10/03/11	4,996,997
10,000,000	Coca-Cola Co	0.200	07/06/11	9,999,722
2,945,000	Coca-Cola Co	0.195	07/20/11	2,944,697
4,590,000	Coca-Cola Co	0.240	08/03/11	4,588,990
3,700,000	Coca-Cola Co	0.215	08/24/11	3,698,807
6,000,000	Coca-Cola Co	0.120	08/30/11	5,998,800
4,325,000	Coca-Cola Co	0.140	09/07/11	4,323,856
5,000,000	Coca-Cola Co	0.160	09/16/11	4,998,289
2,000,000	Coca-Cola Co	0.150	09/20/11	1,999,325
1,000,000	Commonwealth Bank of Australia	0.130	07/06/11	999,982
1,100,000	Commonwealth Bank of Australia	0.150	07/07/11	1,099,973
5,000,000	Commonwealth Bank of Australia	0.150	08/08/11	4,999,208
8,200,000	Commonwealth Bank of Australia	0.170	08/25/11	8,197,870
5,000,000	Credit Agricole North America, Inc	0.240	07/27/11	4,999,133
390,000	Credit Agricole North America, Inc	0.240	08/17/11	389,878
4,500,000	Fairway Finance LLC	0.160	07/13/11	4,499,760
4,775,000	Fairway Finance LLC	0.205	07/19/11	4,774,511
10,000,000	Fairway Finance LLC	0.170	07/22/11	9,999,008
3,057,000	Fairway Finance LLC	0.170	09/06/11	3,056,033

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,000,000	Falcon Asset Securitization Co LLC	0.120-0.130%	07/11/11	$3,999,858
5,000,000	Falcon Asset Securitization Co LLC	0.130	07/12/11	4,999,801
1,860,000	Falcon Asset Securitization Co LLC	0.160	07/15/11	1,859,884
4,300,000	Falcon Asset Securitization Co LLC	0.130	08/05/11	4,299,457
5,000,000	Falcon Asset Securitization Co LLC	0.150	08/09/11	4,999,188
5,000,000	Falcon Asset Securitization Co LLC	0.150	08/16/11	4,999,042
5,000,000	Falcon Asset Securitization Co LLC	0.170	09/08/11	4,998,371
2,000,000	General Electric Capital Corp	0.240	07/28/11	1,999,640
3,500,000	General Electric Capital Corp	0.100	08/02/11	3,499,689
3,000,000	General Electric Capital Corp	0.120	09/27/11	2,999,120
5,075,000	General Electric Capital Corp	0.190	10/03/11	5,072,482
9,000,000	General Electric Capital Corp	0.190	10/11/11	8,995,155
1,390,000	General Electric Capital Corp	0.230	12/06/11	1,388,597
3,995,000	General Electric Capital Corp	0.310	12/12/11	3,989,358
10,000,000	General Electric Co	0.130	09/28/11	9,996,786
4,755,000	JPMorgan Chase & Co	0.100	07/11/11	4,754,868
5,000,000	Jupiter Securitization Co LLC	0.130	07/13/11	4,999,783
4,500,000	Jupiter Securitization Co LLC	0.140	07/21/11	4,499,650
6,875,000	Jupiter Securitization Co LLC	0.170	08/17/11	6,873,474
7,800,000	Lloyds TSB Bank plc	0.275	07/01/11	7,800,000
5,000,000	Lloyds TSB Bank plc	0.180	07/12/11	4,999,725
3,000,000	Lloyds TSB Bank plc	0.235	08/09/11	2,999,236
4,500,000	Merck & Co, Inc	0.100	08/30/11	4,499,250
4,500,000	National Australia Funding (Delaware)	0.190	07/11/11	4,499,762
4,500,000	National Australia Funding (Delaware)	0.150	08/01/11	4,499,419
500,000	Nestle Capital Corp	0.200	07/25/11	499,933
5,000,000	Nestle Capital Corp	0.190	08/10/11	4,998,944
7,630,000	Nestle Capital Corp	0.120-0.125	08/15/11	7,628,849
720,000	Nestle Capital Corp	0.110	08/30/11	719,868
5,556,000	Nestle Capital Corp	0.180	09/09/11	5,554,055
8,000,000	Nestle Capital Corp	0.205	09/26/11	7,996,038
250,000	Novartis Finance Corp	0.265	08/08/11	249,930
7,050,000	Old Line Funding LLC	0.210	07/05/11	7,049,836
6,700,000	Old Line Funding LLC	0.120-0.130	07/08/11	6,699,836
5,000,000	Old Line Funding LLC	0.130	07/12/11	4,999,801
1,099,000	Old Line Funding LLC	0.210	07/14/11	1,098,917
1,910,000	Old Line Funding LLC	0.160	07/19/11	1,909,847
2,000,000	Old Line Funding LLC	0.200	07/25/11	1,999,733
3,000,000	Old Line Funding LLC	0.180	08/10/11	2,999,400
4,000,000	Old Line Funding LLC	0.150	08/22/11	3,999,133
5,000,000	Old Line Funding LLC	0.170	09/20/11	4,998,088
2,200,000	Old Line Funding LLC	0.170	09/21/11	2,199,148
10,000,000	Private Export Funding Corp	0.110	07/05/11	9,999,877
3,000,000	Private Export Funding Corp	0.245	07/15/11	2,999,714
2,000,000	Private Export Funding Corp	0.120	08/30/11	1,999,600
3,000,000	Private Export Funding Corp	0.110	09/13/11	2,999,322
6,500,000	Private Export Funding Corp	0.150-0.165	10/04/11	6,497,368
2,450,000	Private Export Funding Corp	0.150	10/06/11	2,449,010
6,500,000	Private Export Funding Corp	0.150	10/27/11	6,496,804
2,950,000	Procter & Gamble International Funding S.C.A	0.085	07/06/11	2,949,965
6,800,000	Procter & Gamble International Funding S.C.A	0.090	07/15/11	6,799,762
1,500,000	Procter & Gamble International Funding S.C.A	0.090	07/18/11	1,499,936

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$5,000,000	Procter & Gamble International Funding S.C.A	0.085%	07/20/11	$4,999,776
4,700,000	Province of Ontario Canada	0.080	07/29/11	4,699,708
1,900,000	Province of Ontario Canada	0.120	10/25/11	1,899,265
500,000	Rabobank USA Financial Corp	0.270	07/01/11	500,000
3,000,000	Rabobank USA Financial Corp	0.275	07/05/11	2,999,908
2,825,000	Rabobank USA Financial Corp	0.300	08/03/11	2,824,223
7,300,000	Rabobank USA Financial Corp	0.180	08/05/11	7,298,723
1,750,000	Rabobank USA Financial Corp	0.280	08/11/11	1,749,442
2,540,000	Rabobank USA Financial Corp	0.345	09/06/11	2,538,369
1,000,000	Rabobank USA Financial Corp	0.280	10/06/11	999,246
345,000	Rabobank USA Financial Corp	0.250	11/21/11	344,657
2,315,000	Royal Bank of Canada	0.250	08/15/11	2,314,277
5,000,000	Sheffield Receivables Corp	0.160	07/11/11	4,999,777
500,000	Sheffield Receivables Corp	0.175	07/20/11	499,954
4,500,000	Sheffield Receivables Corp	0.140	07/28/11	4,499,528
5,000,000	Sheffield Receivables Corp	0.150	08/09/11	4,999,188
3,000,000	Sheffield Receivables Corp	0.180	08/18/11	2,999,280
3,920,000	Sheffield Receivables Corp	0.180	09/07/11	3,918,667
3,691,000	Straight-A Funding LLC	0.200	07/08/11	3,690,856
3,000,000	Straight-A Funding LLC	0.200	07/12/11	2,999,817
6,000,000	Straight-A Funding LLC	0.160	07/26/11	5,999,333
3,000,000	Straight-A Funding LLC	0.120	08/04/11	2,999,660
5,639,000	Straight-A Funding LLC	0.170	08/09/11	5,637,961
6,500,000	Straight-A Funding LLC	0.170	08/10/11	6,498,772
400,000	Straight-A Funding LLC	0.170	08/10/11	399,924
8,000,000	Straight-A Funding LLC	0.160	09/01/11	7,997,797
3,500,000	Straight-A Funding LLC	0.160	09/02/11	3,499,020
5,000,000	Variable Funding Capital Co LLC	0.340	07/05/11	4,999,811
8,000,000	Variable Funding Capital Co LLC	0.160	07/08/11	7,999,751
9,315,000	Variable Funding Capital Co LLC	0.200	07/14/11	9,314,328
5,750,000	Variable Funding Capital Co LLC	0.195	07/20/11	5,749,408
4,700,000	Variable Funding Capital Co LLC	0.150	08/02/11	4,699,373
5,000,000	Wal-Mart Stores, Inc	0.070	07/13/11	4,999,883
10,000,000	Wal-Mart Stores, Inc	0.080	07/19/11	9,999,600
600,000	Wal-Mart Stores, Inc	0.100	07/21/11	599,967
10,000,000	Wal-Mart Stores, Inc	0.080	07/26/11	9,999,444
7,500,000	Westpac Banking Corp	0.190	07/25/11	7,499,050
3,540,000	Westpac Banking Corp	0.240	08/02/11	3,539,245

	TOTAL COMMERCIAL PAPER			540,951,747

FOREIGN GOVERNMENT BONDS - 0.4%
4,000,000	Province of Ontario Canada	2.625	01/20/12	4,047,735

	TOTAL FOREIGN GOVERNMENT BONDS			4,047,735

GOVERNMENT AGENCY DEBT - 18.9%
2,000,000	Federal Farm Credit Bank (FFCB)	0.070	09/02/11	1,999,755
500,000	FFCB	0.300	10/20/11	499,538
1,500,000	FFCB	0.310	11/15/11	1,498,230
3,300,000	Federal Home Loan Bank (FHLB)	0.035	07/06/11	3,299,984
12,700,000	FHLB	0.050-0.065	07/13/11	12,699,758
4,185,000	FHLB	0.045	07/14/11	4,184,932
4,500,000	FHLB	0.040	07/15/11	4,499,930

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$9,710,000	FHLB	0.050-0.060%	07/22/11	$9,709,695
1,620,000	FHLB	0.060	07/29/11	1,619,924
639,000	FHLB	0.060	08/02/11	638,966
300,000	FHLB	0.070	08/08/11	299,978
990,000	FHLB	0.050	08/10/11	989,945
13,000,000	FHLB	0.070-0.085	08/12/11	12,998,834
2,700,000	FHLB	0.050-0.060	08/19/11	2,699,796
500,000	FHLB	0.055	08/31/11	499,953
5,000,000	FHLB	0.085	09/06/11	4,999,209
3,600,000	FHLB	0.090-0.100	09/07/11	3,599,377
1,200,000	Federal Home Loan Mortgage Corp (FHLMC)	0.080	07/11/11	1,199,973
5,000,000	FHLMC	0.050	07/25/11	4,999,833
6,500,000	FHLMC	0.065-0.080	07/26/11	6,499,675
5,000,000	FHLMC	0.050	07/27/11	4,999,819
170,000	FHLMC	0.070	07/29/11	169,991
3,030,000	FHLMC	0.080	08/10/11	3,029,731
9,000,000	FHLMC	0.080	08/11/11	8,999,180
5,000,000	FHLMC	0.080	08/15/11	4,999,500
2,500,000	FHLMC	0.050	08/16/11	2,499,840
320,000	FHLMC	0.070	08/17/11	319,971
9,850,000	FHLMC	0.065-0.070	08/23/11	9,849,051
1,155,000	FHLMC	0.050-0.060	08/29/11	1,154,898
12,585,000	FHLMC	0.050-0.085	09/06/11	12,583,288
635,000	FHLMC	0.175	09/08/11	634,787
728,000	FHLMC	0.100	09/12/11	727,852
780,000	FHLMC	0.300	10/07/11	779,363
3,400,000	FHLMC	0.085	10/11/11	3,399,181
1,900,000	Federal National Mortgage Association (FNMA)	0.060	07/07/11	1,899,981
1,600,000	FNMA	0.040	07/12/11	1,599,980
5,423,000	FNMA	0.045-0.080	07/13/11	5,422,884
7,335,000	FNMA	0.065-0.100	07/20/11	7,334,730
10,000,000	FNMA	0.045	07/21/11	9,999,750
101,000	FNMA	0.075	07/25/11	100,995
5,000,000	FNMA	0.085	08/08/11	4,999,551
13,620,000	FNMA	0.055-0.085	08/17/11	13,618,777
6,414,000	FNMA	0.060-0.080	08/24/11	6,413,297
5,500,000	FNMA	0.040	09/02/11	5,499,615
300,000	FNMA	0.280	09/06/11	299,844
8,065,000	FNMA	0.070-0.150	09/21/11	8,063,602
5,000,000	FNMA	0.065	10/03/11	4,999,151
156,000	FNMA	0.120	10/26/11	155,939

	TOTAL GOVERNMENT AGENCY DEBT			203,991,833

TREASURY DEBT - 14.7%
9,778,000	United States Treasury Bill	0.140-0.177	07/14/11	9,777,420
5,000,000	United States Treasury Bill	0.153	08/25/11	4,998,835
7,750,000	United States Treasury Bill	0.155-0.158	09/01/11	7,747,906
5,000,000	United States Treasury Bill	0.059	10/06/11	4,999,212
3,310,000	United States Treasury Bill	0.111	10/20/11	3,308,867
2,000,000	United States Treasury Bill	0.075	11/10/11	1,999,450
29,620,000	United States Treasury Bill	0.091-0.096	11/17/11	29,609,149
6,030,000	United States Treasury Bill	0.096-0.105	11/25/11	6,027,582

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,000,000		United States Treasury Bill	0.085-0.095%	12/01/11	$3,998,470
5,000,000		United States Treasury Bill	0.065	12/08/11	4,998,556
8,000,000		United States Treasury Note	1.000	07/31/11	8,005,034
3,500,000		United States Treasury Note	1.000	08/31/11	3,504,216
5,400,000		United States Treasury Note	1.000	09/30/11	5,410,596
16,200,000		United States Treasury Note	1.000	10/31/11	16,244,328
11,835,000		United States Treasury Note	0.750	11/30/11	11,861,936
10,455,000		United States Treasury Note	1.125	12/15/11	10,499,005
4,000,000		United States Treasury Note	1.125	01/15/12	4,021,702
3,680,000		United States Treasury Note	0.875	01/31/12	3,694,330
7,000,000		United States Treasury Note	1.375	02/15/12	7,045,826
1,000,000		United States Treasury Note	0.875	02/29/12	1,004,746
9,730,000		United States Treasury Note	0.750	05/31/12	9,771,260

		TOTAL TREASURY DEBT			158,528,426

VARIABLE RATE NOTES - 6.5%
8,920,000	i	Federal Farm Credit Bank (FFCB)	0.097	07/15/11	8,919,981
9,700,000	i	FFCB	0.140	02/13/12	9,699,661
5,000,000	i	Federal Home Loan Bank (FHLB)	0.090	07/11/11	4,999,978
9,600,000	i	FHLB	0.150	01/13/12	9,599,740
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.210	11/07/11	5,000,984
22,000,000	i	FHLMC	0.060	11/09/11	21,994,184
10,000,000	i	FHLMC	0.230	01/09/12	10,003,993

		TOTAL VARIABLE RATE NOTES			70,218,521

		TOTAL SHORT-TERM INVESTMENTS			1,075,583,630
		(Cost $1,075,583,630)

		TOTAL INVESTMENTS- 99.9%			1,075,583,630
		(Cost $1,075,583,630)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			904,109

		NET ASSETS - 100.0%			$1,076,487,739

i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio Investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2011, there were no significant transfers between levels by the Funds.

As of June 30, 2011, 100% of the value of investments in the Real Estate Securities Fund were valued based on Level 1 inputs.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

As of June 30, 2011, 100% of the value of investments in the Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, and the Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of June 30, 2011:

Fund	Level 1	Level 2	Level 3	Total

Bond
Corporate Bonds	$-	$636,781,578	$-	$636,781,578
Government Bonds	-	1,206,355,238	-	1,206,355,238
Structured Assets	-	161,686,952	-	161,686,952
Preferred Stocks	733,213	-	-	733,213
Short-term investments	-	487,232,051	-	487,232,051
Swaps*	-	22,014	-	22,014

Total	$733,213	$2,492,077,833	$-	$2,492,811,046

Bond Plus
Bank Loan Obilgations	$-	$11,283,393	$-	$11,283,393
Corporate Bonds	-	380,884,549	-	380,884,549
Government Bonds	-	457,508,729	-	457,508,729
Structured Assets	-	89,441,169	-	89,441,169
Preferred Stocks	2,399,115	-	-	2,399,115
Short-term investments	-	84,318,214	-	84,318,214
Swaps*	-	11,007	-	11,007

Total	$2,399,115	$1,023,447,061	$-	$1,025,846,176

Short-Term Bond
Bank Loan Obilgations	$-	$9,425,471	$-	$9,425,471
Corporate Bonds	-	215,188,536	-	215,188,536
Government Bonds	-	331,563,968	-	331,563,968
Structured Assets	-	55,645,698	-	55,645,698
Preferred Stocks	166,485	-	-	166,485
Swaps*	-	11,007	-	11,007

Total	$166,485	$611,834,680	$-	$612,001,165

High-Yield
Bank Loan Obilgations	$-	$35,028,651	$-	$35,028,651
Corporate Bonds	-	890,986,447	-	890,986,447
Government Bonds	-	3,772,000	-	3,772,000
Preferred Stocks	7,168,000	-	-	7,168,000

Total	$7,168,000	$929,787,098	$-	$936,955,098

* Derivative instruments are not reflected in the schedule of investments. They are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event.

Credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation).

Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies.

At June 30, 2011, open credit default swap contracts sold by the Funds were as follows:

			Fixed payments		Implied Credit		Unrealized
			received by	Maturity	Spread at	Notional	Appreciation/
Fund	Reference Entity	Counterparty	fund per annum	Date	6/30/2011(1)	Amount (2)	(Depreciation)

Bond	Republic of Peru	JP MORGAN CHASE BANK N.A.	1.00%	6/20/2016	1.30%	$1,000,000	$22,014
Bond Plus	Republic of Peru	JP MORGAN CHASE BANK N.A.	1.00	6/20/2016	1.30	500,000	11,007
Short-Term Bond	Republic of Peru	JP MORGAN CHASE BANK N.A.	1.00	6/20/2016	1.30	500,000	11,007

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 4—affiliated investments

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Additionally, investments in other investment companies advised by Advisors or affiliated entities are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2011	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at June 30, 2011	Value at June 30, 2011

Real Estate Securities Fund
Thomas Properties Group	$12,897,500	$-	$-	$-	$-	$-	3,850,000	$12,358,500

		$-	$-	$-	$-	$-		$12,358,500

Issue	Value at March 31, 2011	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at June 30, 2011	Value at June 30, 2011

Bond Plus Fund
TIAA-CREF High Yield Fund	$5,403,239	$31,119	$5,493,914	$112,801	$49,021	$-	*	$-

		$31,119	$5,493,914	$112,801	$49,021	$-		$-

* Not held as an affiliate as of June 30, 2011.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At June 30, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Real Estate Securities	$772,634,819	$113,574,686	$(38,233,453)	$75,341,233
Bond	2,452,029,187	60,225,687	(19,465,842)	40,759,845
Bond Plus	1,015,314,446	26,274,725	(15,754,002)	10,520,723
Short-Term Bond	608,408,620	9,197,289	(5,615,751)	3,581,538
High-Yield	904,715,122	37,318,985	(5,079,009)	32,239,976
Tax-Exempt Bond	293,964,719	8,437,942	(1,921,105)	6,516,837
Inflation-Linked Bond	1,103,276,115	77,845,695	(6,642)	77,839,053
Bond Index	1,515,304,774	12,997,137	(7,697,828)	5,299,309

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: August 16, 2011	By:	/s/ Scott C. Evans

Scott C. Evans President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 16, 2011	By:	/s/ Scott C. Evans

Scott C. Evans President and Principal Executive Officer (principal executive officer)

Date: August 16, 2011	By:	/s/ Phillip G. Goff

Phillip G. Goff Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer